UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2013
Date of reporting period:	May 31, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 91.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.68%				Holding Companies - Diversified - 1.44%
Philip Morris International Inc	2,746	$250		Leucadia National Corp	6,828		$214
Banks - 4.53%				Insurance - 9.69%
US Bancorp/MN	4,391	154		Aon PLC	1,980		126
Wells Fargo & Co	12,815	520		Berkshire Hathaway Inc - Class B (a)	5,403		616
		$674		Brown & Brown Inc	2,058		66
				Loews Corp	6,361		292
Beverages - 7.40%				Markel Corp (a)	501		262
Anheuser-Busch InBev NV ADR	2,772	255		Progressive Corp/The	3,146		80
Coca-Cola Co/The	4,603	184					$1,442
Diageo PLC ADR	1,873	221
PepsiCo Inc	1,759	142		Internet - 5.16%
Pernod-Ricard SA ADR	9,153	219		Google Inc (a)	610		531
SABMiller PLC ADR	1,590	81		Liberty Interactive Corp (a)	6,027		135
		$1,102		Liberty Ventures (a)	330		27
				VeriSign Inc (a)	1,588		75
Building Materials - 0.64%							$768
Martin Marietta Materials Inc	872	95
				Lodging - 0.83%
Chemicals - 2.65%				Wynn Resorts Ltd	904		123
Airgas Inc	731	75
Praxair Inc	2,796	320		Media - 0.55%
		$395		Discovery Communications Inc - C Shares (a)	1,169		82
Commercial Services - 3.88%
ADT Corp/The	2,064	84		Oil & Gas - 2.55%
Mastercard Inc	598	341		EOG Resources Inc	430		56
Moody's Corp	2,311	153		Exxon Mobil Corp	2,829		256
		$578		Hess Corp	1,001		67
							$379
Computers - 3.40%
Apple Inc	565	254		Pharmaceuticals - 1.28%
International Business Machines Corp	1,210	252		Johnson & Johnson	2,270		191
		$506
Cosmetics & Personal Care - 0.31%				Pipelines - 3.08%
Colgate-Palmolive Co	795	46		Kinder Morgan Inc/DE	8,305		315
				Kinder Morgan Inc/DE - Warrants (a)	1,800		10
				Williams Cos Inc/The	3,769		133
Distribution & Wholesale - 1.44%							$458
Fastenal Co	1,881	98
WW Grainger Inc	454	117		Real Estate - 3.94%
		$215		Brookfield Asset Management Inc	13,407		471
				Brookfield Property Partners LP	611		13
Diversified Financial Services - 7.26%				CBRE Group Inc (a)	4,384		102
American Express Co	3,329	252					$586
BlackRock Inc	1,060	296
Charles Schwab Corp/The	8,254	164		Retail - 11.26%
LPL Financial Holdings Inc	1,851	69		AutoZone Inc (a)	329		134
Visa Inc	1,681	299		Burger King Worldwide Inc	4,692		87
		$1,080		CarMax Inc (a)	3,598		168
				McDonald's Corp	4,835		467
Electronics - 1.52%				O'Reilly Automotive Inc (a)	944		103
Gentex Corp/MI	3,946	90		Starbucks Corp	6,818		430
Sensata Technologies Holding NV (a)	2,117	75
				TJX Cos Inc	967		49
Tyco International Ltd	1,804	61		Wal-Mart Stores Inc	2,393		179
		$226		Yum! Brands Inc	854		58
Food - 8.24%							$1,675
Mondelez International Inc	4,634	137		Semiconductors - 0.47%
Nestle SA ADR	9,427	625		Microchip Technology Inc	1,907		70
Unilever NV - NY shares	11,381	464
		$1,226
				Software - 5.23%
Healthcare - Products - 1.30%				Microsoft Corp	13,629		475
Becton Dickinson and Co	881	87		Oracle Corp	8,972		303
CR Bard Inc	401	41					$778
IDEXX Laboratories Inc (a)	797	66
		$194		Telecommunications - 0.74%
				Motorola Solutions Inc	1,891		110
Healthcare - Services - 0.65%
Laboratory Corp of America Holdings (a)	978	97

See accompanying notes.

Schedule of Investments Blue Chip Fund May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.53%
Expeditors International of Washington Inc	2,038	$79

TOTAL COMMON STOCKS		$13,639
Total Investments		$13,639
Other Assets in Excess of Liabilities, Net - 8.35%		$1,242
TOTAL NET ASSETS - 100.00%		$14,881

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25 .42%
Consumer, Non-cyclical		24 .76%
Consumer, Cyclical		13 .52%
Technology		9.10%
Communications		6.45%
Energy		5.63%
Industrial		2.68%
Basic Materials		2.65%
Diversified		1.44%
Other Assets in Excess of Liabilities, Net		8.35%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS- 32.85%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Advertising - 0.02%				Airlines (continued)
Omnicom Group Inc				UAL 2009-2A Pass Through Trust
4.45%, 8/15/2020	$372	$399		9.75%, 1/15/2017	$528		$615
							$1,555
Aerospace & Defense - 0.30%				Apparel - 0.03%
Boeing Co/The				NIKE Inc
3.75%, 11/20/2016	149	163		2.25%, 5/1/2023	300		288
5.88%, 2/15/2040	446	562		3.63%, 5/1/2043	300		277
7.95%, 8/15/2024	400	567					$565
Exelis Inc
4.25%, 10/1/2016	372	396		Automobile Asset Backed Securities - 0.18%
L-3 Communications Corp				Ally Auto Receivables Trust 2012-4
4.95%, 2/15/2021	223	243		0.59%, 1/17/2017	500		500
Lockheed Martin Corp				Ford Credit Auto Owner Trust
				1.35%, 12/15/2016(a)	371		375
3.35%, 9/15/2021	298	305
4.07%, 12/15/2042	140	128		Ford Credit Auto Owner Trust 2012-A
Northrop Grumman Corp				1.15%, 6/15/2017	500		505
3.50%, 3/15/2021	323	339		Ford Credit Auto Owner Trust 2012-B
Raytheon Co				1.00%, 9/15/2017	500		503
3.13%, 10/15/2020	223	230		Honda Auto Receivables 2012-4 Owner Trust
				0.52%, 8/18/2016(a)	550		550
4.88%, 10/15/2040	446	478
United Technologies Corp				Nissan Auto Receivables 2012-A Owner
3.10%, 6/1/2022	200	204		Trust
4.50%, 4/15/2020	216	245		1.00%, 7/16/2018	500		504
4.50%, 6/1/2042	500	516		Santander Drive Auto Receivables Trust 2012-
4.88%, 5/1/2015	500	541		4
5.38%, 12/15/2017	298	347		1.04%, 8/15/2016	400		402
5.70%, 4/15/2040	149	180					$3,339
6.13%, 7/15/2038	52	66		Automobile Manufacturers - 0.06%
		$5,510		Daimler Finance North America LLC
Agriculture - 0.34%				8.50%, 1/18/2031	298		450
Altria Group Inc				Ford Motor Co
4.13%, 9/11/2015	104	111		4.75%, 1/15/2043	200		186
4.75%, 5/5/2021	372	412		7.45%, 7/16/2031	300		378
9.25%, 8/6/2019	558	764					$1,014
9.70%, 11/10/2018	223	304		Automobile Parts & Equipment - 0.05%
9.95%, 11/10/2038	220	345		Johnson Controls Inc
10.20%, 2/6/2039	430	685		3.75%, 12/1/2021	223		232
Archer-Daniels-Midland Co				5.00%, 3/30/2020	186		208
4.48%, 3/1/2021(a)	372	413
				5.25%, 12/1/2041	372		399
5.38%, 9/15/2035	149	167					$839
Bunge Ltd Finance Corp
4.10%, 3/15/2016	223	237		Banks- 5.03%
Lorillard Tobacco Co				American Express Centurion Bank
8.13%, 6/23/2019	104	132		0.88%, 11/13/2015	300		301
8.13%, 5/1/2040	75	96		Bank of America Corp
Philip Morris International Inc				1.25%, 1/11/2016	200		200
1.13%, 8/21/2017	200	197		1.50%, 10/9/2015	300		302
2.50%, 5/16/2016	372	389		2.00%, 1/11/2018	400		396
2.90%, 11/15/2021	149	150		3.30%, 1/11/2023	400		387
4.38%, 11/15/2041	549	538		3.63%, 3/17/2016	520		549
4.50%, 3/26/2020	379	430		3.70%, 9/1/2015	385		405
5.65%, 5/16/2018	75	89		4.50%, 4/1/2015	485		513
Reynolds American Inc				4.75%, 8/1/2015	75		81
3.25%, 11/1/2022	500	486		5.42%, 3/15/2017	50		55
7.63%, 6/1/2016	260	308		5.63%, 7/1/2020	520		601
		$6,253		5.65%, 5/1/2018	745		853
				5.70%, 1/24/2022	520		597
Airlines - 0.09%				5.88%, 2/7/2042	372		436
American Airlines 2011-1 Class A Pass				6.00%, 9/1/2017	775		893
Through Trust				6.50%, 8/1/2016	260		297
5.25%, 7/31/2022(b)	451	491
				7.63%, 6/1/2019	300		378
Continental Airlines 2010-1 Class A Pass				Bank of Montreal
Through Trust				2.50%, 1/11/2017	672		697
4.75%, 1/12/2021(b)	138	151
				Bank of New York Mellon Corp/The
Delta Air Lines 2007-1 Class A Pass Through				0.70%, 10/23/2015	200		200
Trust				1.20%, 2/20/2015	520		525
6.82%, 2/10/2024	256	298		3.55%, 9/23/2021	149		158
				4.50%, 5/17/2049(a)	400		402

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Banks (continued)
Bank of New York Mellon Corp/The				Export-Import Bank of Korea
(continued)				4.00%, 1/11/2017	$400	$427
5.50%, 12/1/2017	$93	$107		5.00%, 4/11/2022	400	442
Bank of Nova Scotia				5.88%, 1/14/2015	439	470
1.85%, 1/12/2015	149	152		Fifth Third Bancorp
2.90%, 3/29/2016	598	630		5.45%, 1/15/2017	149	166
3.40%, 1/22/2015	400	418		Goldman Sachs Group Inc/The
Barclays Bank PLC				1.60%, 11/23/2015	900	910
2.75%, 2/23/2015	372	383		3.63%, 2/7/2016	743	786
5.00%, 9/22/2016	160	179		5.25%, 7/27/2021	298	332
5.13%, 1/8/2020	500	571		5.38%, 3/15/2020	500	568
6.75%, 5/22/2019	300	370		5.50%, 11/15/2014	743	790
BB&T Corp				5.63%, 1/15/2017	818	909
1.60%, 8/15/2017	400	401		5.75%, 1/24/2022	372	426
3.95%, 4/29/2016	86	93		6.13%, 2/15/2033	538	615
5.20%, 12/23/2015	275	303		6.15%, 4/1/2018	929	1,080
6.85%, 4/30/2019	52	65		6.25%, 9/1/2017	400	465
BBVA US Senior SAU				6.25%, 2/1/2041	372	435
4.66%, 10/9/2015	300	312		6.45%, 5/1/2036	649	686
BNP Paribas SA				6.75%, 10/1/2037	557	607
3.25%, 3/11/2015	900	934		HSBC Bank USA NA
5.00%, 1/15/2021	223	246		4.88%, 8/24/2020	250	278
Canadian Imperial Bank of				HSBC Bank USA NA/New York NY
Commerce/Canada				5.88%, 11/1/2034	250	284
2.35%, 12/11/2015	349	362		HSBC Holdings PLC
Capital One Financial Corp				4.00%, 3/30/2022	372	394
2.15%, 3/23/2015	446	455		5.10%, 4/5/2021	372	424
5.50%, 6/1/2015	149	161		6.10%, 1/14/2042	446	553
6.75%, 9/15/2017	223	268		6.50%, 5/2/2036	60	72
China Development Bank Corp				6.50%, 9/15/2037	350	420
5.00%, 10/15/2015	100	108		HSBC USA Inc
Citigroup Inc				2.38%, 2/13/2015	372	382
2.65%, 3/2/2015	372	382		Intesa Sanpaolo SpA
3.95%, 6/15/2016	743	797		3.13%, 1/15/2016	400	398
4.05%, 7/30/2022	300	300		JP Morgan Chase & Co
4.45%, 1/10/2017	446	488		1.13%, 2/26/2016	300	300
4.50%, 1/14/2022	446	483		1.88%, 3/20/2015	500	509
4.59%, 12/15/2015	185	201		2.60%, 1/15/2016	743	769
5.00%, 9/15/2014	1,000	1,046		3.20%, 1/25/2023	500	488
5.88%, 1/30/2042	372	434		3.45%, 3/1/2016	223	236
6.00%, 10/31/2033	145	154		3.70%, 1/20/2015	595	622
6.01%, 1/15/2015	67	72		4.40%, 7/22/2020	468	514
6.13%, 11/21/2017	372	435		4.50%, 1/24/2022	743	805
6.13%, 5/15/2018	500	590		4.63%, 5/10/2021	743	818
6.13%, 8/25/2036	300	326		4.65%, 6/1/2014	966	1,005
6.38%, 8/12/2014	788	838		4.95%, 3/25/2020	168	189
6.63%, 6/15/2032	363	415		5.13%, 9/15/2014	260	274
6.88%, 3/5/2038	75	96		5.25%, 5/1/2015	257	277
8.13%, 7/15/2039	372	528		5.40%, 1/6/2042	298	334
8.50%, 5/22/2019	372	487		5.60%, 7/15/2041	446	515
Commonwealth Bank of Australia/New York				6.30%, 4/23/2019	600	722
NY				6.40%, 5/15/2038	300	372
1.25%, 9/18/2015	500	505		JP Morgan Chase Bank NA
Cooperatieve Centrale Raiffeisen-				6.00%, 10/1/2017	410	479
Boerenleenbank BA/Netherlands				KeyBank NA/Cleveland OH
3.38%, 1/19/2017	572	608		5.80%, 7/1/2014	750	790
3.88%, 2/8/2022	672	698		KeyCorp
4.50%, 1/11/2021	149	164		3.75%, 8/13/2015	531	564
Credit Suisse/New York NY				5.10%, 3/24/2021	298	342
3.50%, 3/23/2015	300	315		KFW
4.38%, 8/5/2020	300	332		0.63%, 4/24/2015	1,115	1,119
5.40%, 1/14/2020	300	339		1.25%, 2/15/2017	743	754
Deutsche Bank AG/London				2.63%, 3/3/2015	743	772
3.45%, 3/30/2015	227	238		2.63%, 2/16/2016	743	782
3.88%, 8/18/2014	743	772		2.63%, 1/25/2022	743	767
6.00%, 9/1/2017	416	488		2.75%, 10/21/2014	409	422
Discover Bank/Greenwood DE				2.75%, 9/8/2020	500	527
7.00%, 4/15/2020	100	121		4.00%, 1/27/2020	283	322
				4.13%, 10/15/2014	966	1,015

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Banks (continued)
KFW (continued)				UBS Preferred Funding Trust V
4.38%, 3/15/2018	$575	$658		6.24%, 5/29/2049	$400	$420
4.50%, 7/16/2018	298	345		Union Bank NA
4.88%, 6/17/2019	818	972		5.95%, 5/11/2016	300	338
5.13%, 3/14/2016	1,223	1,373		US Bancorp/MN
Korea Development Bank/The				1.65%, 5/15/2017	595	602
4.00%, 9/9/2016	400	428		2.45%, 7/27/2015	298	309
Landwirtschaftliche Rentenbank				2.95%, 7/15/2022	300	292
3.13%, 7/15/2015	298	314		3.00%, 3/15/2022	372	377
5.00%, 11/8/2016	298	340		4.13%, 5/24/2021	223	245
Lloyds TSB Bank PLC				Wachovia Bank NA
4.88%, 1/21/2016	520	567		6.00%, 11/15/2017	600	706
6.38%, 1/21/2021	149	182		6.60%, 1/15/2038	550	704
Mellon Funding Corp				Wachovia Corp
5.00%, 12/1/2014	223	237		5.25%, 8/1/2014	149	157
Morgan Stanley				5.75%, 6/15/2017	700	809
1.75%, 2/25/2016	300	300		5.75%, 2/1/2018	520	611
3.75%, 2/25/2023	800	794		Wells Fargo & Co
3.80%, 4/29/2016	372	393		1.50%, 1/16/2018	400	396
4.10%, 1/26/2015	600	627		3.45%, 2/13/2023	300	294
4.20%, 11/20/2014	150	156		3.50%, 3/8/2022	520	539
5.45%, 1/9/2017	200	222		3.63%, 4/15/2015	777	818
5.50%, 1/26/2020	160	180		3.68%, 6/15/2016(a)	223	240
5.55%, 4/27/2017	200	223		3.75%, 10/1/2014	446	464
5.63%, 9/23/2019	639	724		4.60%, 4/1/2021	298	334
5.75%, 1/25/2021	1,000	1,140		Westpac Banking Corp
6.00%, 4/28/2015	476	516		3.00%, 8/4/2015	390	408
6.25%, 8/28/2017	795	917		3.00%, 12/9/2015	223	235
6.63%, 4/1/2018	220	259		4.20%, 2/27/2015	312	331
7.25%, 4/1/2032	45	57		4.88%, 11/19/2019	575	665
7.30%, 5/13/2019	530	649				$91,566
National Australia Bank Ltd/New York
1.60%, 8/7/2015	200	204		Beverages - 0.51%
2.00%, 3/9/2015	750	768		Anheuser-Busch Cos LLC
Oesterreichische Kontrollbank AG				5.50%, 1/15/2018	260	304
2.00%, 6/3/2016	700	726		Anheuser-Busch InBev Finance Inc
PNC Funding Corp				0.80%, 1/15/2016	200	200
2.70%, 9/19/2016	472	495		2.63%, 1/17/2023	700	675
3.63%, 2/8/2015	386	404		Anheuser-Busch InBev Worldwide Inc
4.38%, 8/11/2020	149	166		0.80%, 7/15/2015	500	501
5.13%, 2/8/2020	575	663		3.75%, 7/15/2042	200	182
5.63%, 2/1/2017	298	336		4.13%, 1/15/2015	45	47
6.70%, 6/10/2019	75	94		5.00%, 4/15/2020	112	130
Royal Bank of Canada				5.38%, 11/15/2014	446	475
2.63%, 12/15/2015	549	575		5.38%, 1/15/2020	197	233
2.88%, 4/19/2016	649	686		6.38%, 1/15/2040	149	194
Royal Bank of Scotland Group PLC				6.88%, 11/15/2019	149	190
2.55%, 9/18/2015	500	514		7.75%, 1/15/2019	372	482
6.40%, 10/21/2019	60	71		8.20%, 1/15/2039	149	231
Royal Bank of Scotland PLC/The				Beam Inc
5.63%, 8/24/2020	483	553		5.38%, 1/15/2016	8	9
State Street Corp				Coca-Cola Co/The
3.10%, 5/15/2023	300	292		0.75%, 3/13/2015	298	300
5.38%, 4/30/2017	54	62		1.50%, 11/15/2015	223	228
Sumitomo Mitsui Banking Corp				1.80%, 9/1/2016	223	230
1.35%, 7/18/2015	300	303		3.15%, 11/15/2020	372	395
3.20%, 7/18/2022	200	201		Coca-Cola Enterprises Inc
SunTrust Bank/Atlanta GA				2.13%, 9/15/2015	200	205
5.00%, 9/1/2015	14	15		3.50%, 9/15/2020	200	208
SunTrust Banks Inc				Diageo Capital PLC
3.60%, 4/15/2016	298	318		4.83%, 7/15/2020	149	172
Toronto-Dominion Bank/The				Diageo Finance BV
1.38%, 7/14/2014	149	151		3.25%, 1/15/2015	119	124
2.38%, 10/19/2016	520	543		Diageo Investment Corp
UBS AG/Stamford CT				2.88%, 5/11/2022	400	399
3.88%, 1/15/2015	520	546		Dr Pepper Snapple Group Inc
4.88%, 8/4/2020	342	388		2.60%, 1/15/2019	523	537
5.88%, 12/20/2017	432	506		PepsiAmericas Inc
				4.88%, 1/15/2015	75	80

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000's)
Beverages (continued)				Chemicals (continued)
PepsiCo Inc				Sherwin-Williams Co/The
0.70%, 8/13/2015	$300	$300		3.13%, 12/15/2014	$34	$35
2.50%, 5/10/2016	149	156				$6,406
2.75%, 3/5/2022	372	369
3.10%, 1/15/2015	67	70		Commercial Services - 0.03%
3.13%, 11/1/2020	372	389		ADT Corp/The
4.50%, 1/15/2020	149	169		3.50%, 7/15/2022	300	288
4.88%, 11/1/2040	372	397		McGraw Hill Financial Inc
5.50%, 1/15/2040	149	173		6.55%, 11/15/2037	149	154
7.90%, 11/1/2018	460	601		Western Union Co/The
		$9,355		5.25%, 4/1/2020	75	81
				Yale University
Biotechnology - 0.20%				2.90%, 10/15/2014	59	61
Amgen Inc						$584
1.88%, 11/15/2014	223	227
2.13%, 5/15/2017	400	408		Computers - 0.38%
4.10%, 6/15/2021	520	563		Affiliated Computer Services Inc
5.15%, 11/15/2041	223	236		5.20%, 6/1/2015	149	159
5.70%, 2/1/2019	38	45		Apple Inc
5.75%, 3/15/2040	75	86		0.45%, 5/3/2016	300	298
5.85%, 6/1/2017	231	268		1.00%, 5/3/2018	300	294
6.40%, 2/1/2039	38	46		2.40%, 5/3/2023	300	286
6.90%, 6/1/2038	585	758		3.85%, 5/4/2043	300	275
Celgene Corp				Computer Sciences Corp
2.45%, 10/15/2015	149	154		6.50%, 3/15/2018	298	344
Genentech Inc				Dell Inc
4.75%, 7/15/2015	483	524		7.10%, 4/15/2028	149	156
Gilead Sciences Inc				Hewlett-Packard Co
4.40%, 12/1/2021	223	247		2.13%, 9/13/2015	223	228
		$3,562		2.60%, 9/15/2017	446	454
				2.65%, 6/1/2016	500	514
Building Materials - 0.03%				3.00%, 9/15/2016	372	385
Owens Corning				4.65%, 12/9/2021	520	536
4.20%, 12/15/2022	500	514		6.00%, 9/15/2041	446	450
				International Business Machines Corp
				0.55%, 2/6/2015	672	673
Chemicals - 0.35%				2.00%, 1/5/2016	200	206
Airgas Inc
2.38%, 2/15/2020	300	295		5.60%, 11/30/2039	268	324
				5.70%, 9/14/2017	520	612
2.95%, 6/15/2016	223	233		6.22%, 8/1/2027	149	192
CF Industries Inc
4.95%, 6/1/2043	300	297		7.63%, 10/15/2018	400	520
Dow Chemical Co/The						$6,906
2.50%, 2/15/2016	223	231		Consumer Products - 0.07%
4.13%, 11/15/2021	149	158		Avery Dennison Corp
4.38%, 11/15/2042	300	280		5.38%, 4/15/2020	75	81
5.90%, 2/15/2015	145	157		Clorox Co/The
8.55%, 5/15/2019	419	558		3.80%, 11/15/2021	372	389
9.40%, 5/15/2039	149	235		Kimberly-Clark Corp
Eastman Chemical Co				2.40%, 3/1/2022	743	728
3.00%, 12/15/2015	149	156		7.50%, 11/1/2018	52	68
4.50%, 1/15/2021	149	162				$1,266
Ecolab Inc
4.35%, 12/8/2021	298	327		Cosmetics & Personal Care - 0.16%
5.50%, 12/8/2041	223	255		Avon Products Inc
EI du Pont de Nemours & Co				6.50%, 3/1/2019	500	574
2.75%, 4/1/2016	223	235		Colgate-Palmolive Co
2.80%, 2/15/2023	400	395		2.95%, 11/1/2020	446	464
3.25%, 1/15/2015	223	233		Procter & Gamble Co/The
4.15%, 2/15/2043	300	299		0.70%, 8/15/2014	149	149
4.25%, 4/1/2021	223	249		2.30%, 2/6/2022	1,189	1,169
4.63%, 1/15/2020	75	86		4.70%, 2/15/2019	223	258
LyondellBasell Industries NV				4.85%, 12/15/2015	75	83
5.00%, 4/15/2019	400	451		5.55%, 3/5/2037	149	183
Potash Corp of Saskatchewan Inc						$2,880
4.88%, 3/30/2020	149	170		Credit Card Asset Backed Securities - 0.14%
PPG Industries Inc				Capital One Multi-Asset Execution Trust
3.60%, 11/15/2020	249	264		5.75%, 7/15/2020	1,374	1,628
Praxair Inc				Citibank Credit Card Issuance Trust
2.20%, 8/15/2022	500	475		4.90%, 12/12/2016	500	534
5.38%, 11/1/2016	149	170

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Credit Card Asset Backed Securities (continued)				Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust				Goldman Sachs Capital I
(continued)				6.35%, 2/15/2034	$156	$160
5.30%, 3/15/2018	$300	$337		HSBC Finance Capital Trust IX
		$2,499		5.91%, 11/30/2035	125	128
				HSBC Finance Corp
Distribution & Wholesale - 0.05%				5.50%, 1/19/2016	500	552
Arrow Electronics Inc				6.68%, 1/15/2021	286	339
3.00%, 3/1/2018	500	508		Jefferies Group LLC
4.50%, 3/1/2023	400	403		3.88%, 11/9/2015	298	313
		$911		6.50%, 1/20/2043	300	320
Diversified Financial Services - 1.81%				6.88%, 4/15/2021	78	91
American Express Co				8.50%, 7/15/2019	38	48
4.05%, 12/3/2042	301	274		John Deere Capital Corp
6.15%, 8/28/2017	372	440		0.88%, 4/17/2015	298	300
7.00%, 3/19/2018	528	649		1.20%, 10/10/2017	300	298
American Express Credit Corp				1.40%, 3/15/2017	520	524
2.80%, 9/19/2016	743	782		2.25%, 6/7/2016	223	232
5.13%, 8/25/2014	743	784		2.75%, 3/15/2022	372	369
Bear Stearns Cos LLC/The				Merrill Lynch & Co Inc
5.55%, 1/22/2017	149	167		5.30%, 9/30/2015	75	81
6.40%, 10/2/2017	371	439		5.45%, 7/15/2014	75	79
7.25%, 2/1/2018	541	661		5.70%, 5/2/2017	200	221
BlackRock Inc				6.05%, 5/16/2016	416	462
3.38%, 6/1/2022	500	517		6.11%, 1/29/2037	300	322
3.50%, 12/10/2014	112	117		6.88%, 4/25/2018	595	709
5.00%, 12/10/2019	75	88		7.75%, 5/14/2038	350	438
Boeing Capital Corp				Murray Street Investment Trust I
4.70%, 10/27/2019	97	112		4.65%, 3/9/2017(a)	743	810
Capital One Bank USA NA				NASDAQ OMX Group Inc/The
3.38%, 2/15/2023	300	296		4.00%, 1/15/2015	149	155
8.80%, 7/15/2019	600	798		National Rural Utilities Cooperative Finance
Caterpillar Financial Services Corp				Corp
1.63%, 6/1/2017	300	303		3.05%, 2/15/2022	298	305
2.65%, 4/1/2016	223	234		3.88%, 9/16/2015	372	399
2.85%, 6/1/2022	200	200		10.38%, 11/1/2018	52	74
7.15%, 2/15/2019	327	415		Nomura Holdings Inc
Countrywide Financial Corp				4.13%, 1/19/2016	446	471
6.25%, 5/15/2016	164	182		6.70%, 3/4/2020	376	444
Discover Financial Services				ORIX Corp
3.85%, 11/21/2022	250	252		4.71%, 4/27/2015	350	369
Ford Motor Credit Co LLC				Private Export Funding Corp
2.75%, 5/15/2015	600	614		3.05%, 10/15/2014	75	78
3.00%, 6/12/2017	400	410		SLM Corp
3.98%, 6/15/2016	500	531		6.25%, 1/25/2016	520	553
4.25%, 2/3/2017	300	320		8.00%, 3/25/2020	375	408
4.25%, 9/20/2022	300	308		8.45%, 6/15/2018	446	495
5.00%, 5/15/2018	300	330		Toyota Motor Credit Corp
5.88%, 8/2/2021	600	683		0.88%, 7/17/2015	500	502
8.70%, 10/1/2014	300	328		1.25%, 10/5/2017	600	594
Franklin Resources Inc				2.05%, 1/12/2017	223	229
3.13%, 5/20/2015	149	156		3.20%, 6/17/2015	112	118
General Electric Capital Corp				3.30%, 1/12/2022	223	230
2.15%, 1/9/2015	743	760				$32,962
2.30%, 4/27/2017	743	765		Electric - 1.52%
3.10%, 1/9/2023	600	582		Ameren Illinois Co
3.50%, 6/29/2015	223	235		2.70%, 9/1/2022	500	492
3.75%, 11/14/2014	595	622		Appalachian Power Co
4.63%, 1/7/2021	223	246		6.70%, 8/15/2037	223	282
5.30%, 2/11/2021	892	1,006		7.00%, 4/1/2038	60	79
5.38%, 10/20/2016	446	504		Arizona Public Service Co
5.50%, 6/4/2014	149	157		4.50%, 4/1/2042	223	228
5.50%, 1/8/2020	475	555		Baltimore Gas & Electric Co
5.63%, 9/15/2017	446	516		5.90%, 10/1/2016	201	231
5.88%, 1/14/2038	769	877		Commonwealth Edison Co
6.00%, 8/7/2019	524	629		4.00%, 8/1/2020	30	33
6.15%, 8/7/2037	160	190		5.80%, 3/15/2018	38	45
6.38%, 11/15/2067(a)	400	426
				Consolidated Edison Co of New York Inc
6.75%, 3/15/2032	434	541		4.20%, 3/15/2042	372	371
6.88%, 1/10/2039	580	741		5.85%, 3/15/2036	149	182

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Electric (continued)				Electric (continued)
Consolidated Edison Co of New York Inc				Mississippi Power Co
(continued)				4.25%, 3/15/2042	$200	$193
6.65%, 4/1/2019	$149	$187		Nevada Power Co
6.75%, 4/1/2038	75	102		5.45%, 5/15/2041	435	512
Constellation Energy Group Inc				6.50%, 5/15/2018	223	273
4.55%, 6/15/2015	45	48		7.13%, 3/15/2019	38	48
Consumers Energy Co				NextEra Energy Capital Holdings Inc
3.95%, 5/15/2043	300	290		1.20%, 6/1/2015	500	503
5.50%, 8/15/2016	212	242		4.50%, 6/1/2021	149	164
Dominion Resources Inc/VA				Nisource Finance Corp
4.90%, 8/1/2041	223	239		3.85%, 2/15/2023	350	357
5.15%, 7/15/2015	149	162		5.25%, 9/15/2017	205	232
8.88%, 1/15/2019	775	1,040		5.25%, 2/15/2043	350	363
DTE Electric Co				5.40%, 7/15/2014	138	145
3.45%, 10/1/2020	15	16		5.95%, 6/15/2041	75	85
Duke Energy Carolinas LLC				6.40%, 3/15/2018	45	53
4.00%, 9/30/2042	300	284		Northern States Power Co/MN
5.30%, 10/1/2015	446	494		5.25%, 3/1/2018	119	140
5.30%, 2/15/2040	38	44		5.35%, 11/1/2039	238	284
Duke Energy Corp				Ohio Power Co
3.35%, 4/1/2015	223	233		6.00%, 6/1/2016	237	269
3.95%, 9/15/2014	19	20		Oncor Electric Delivery Co LLC
Duke Energy Florida Inc				5.25%, 9/30/2040	149	168
0.65%, 11/15/2015	200	200		6.80%, 9/1/2018	506	624
4.55%, 4/1/2020	223	253		Pacific Gas & Electric Co
5.65%, 6/15/2018	372	440		3.50%, 10/1/2020	75	80
5.65%, 4/1/2040	75	90		4.45%, 4/15/2042	298	299
6.40%, 6/15/2038	194	249		5.40%, 1/15/2040	372	425
Duke Energy Indiana Inc				6.05%, 3/1/2034	298	370
3.75%, 7/15/2020	108	117		PacifiCorp
4.20%, 3/15/2042	372	361		5.65%, 7/15/2018	205	245
6.12%, 10/15/2035	223	260		6.25%, 10/15/2037	268	346
Duke Energy Ohio Inc				Peco Energy Co
5.45%, 4/1/2019	372	441		2.38%, 9/15/2022	300	290
Entergy Arkansas Inc				PPL Capital Funding Inc
3.75%, 2/15/2021	75	81		4.70%, 6/1/2043	300	288
Entergy Corp				PPL Energy Supply LLC
4.70%, 1/15/2017	372	401		5.70%, 10/15/2035	134	145
5.13%, 9/15/2020	258	283		Progress Energy Inc
Exelon Corp				3.15%, 4/1/2022	372	371
4.90%, 6/15/2015	112	121		7.75%, 3/1/2031	394	534
Exelon Generation Co LLC				PSEG Power LLC
5.20%, 10/1/2019	298	335		2.75%, 9/15/2016	223	231
6.25%, 10/1/2039	616	704		Public Service Co of Colorado
FirstEnergy Corp				3.95%, 3/15/2043	300	292
2.75%, 3/15/2018	300	300		Public Service Co of New Mexico
7.38%, 11/15/2031	372	420		7.95%, 5/15/2018	446	548
FirstEnergy Solutions Corp				Public Service Electric & Gas Co
6.80%, 8/15/2039	294	336		3.50%, 8/15/2020	212	229
Florida Power & Light Co				3.65%, 9/1/2042	300	277
5.13%, 6/1/2041	446	518		Puget Sound Energy Inc
5.63%, 4/1/2034	75	91		4.43%, 11/15/2041	223	232
5.69%, 3/1/2040	142	176		5.80%, 3/15/2040	149	184
Georgia Power Co				San Diego Gas & Electric Co
3.00%, 4/15/2016	223	236		5.35%, 5/15/2040	246	298
4.25%, 12/1/2019	223	253		South Carolina Electric & Gas Co
4.30%, 3/15/2042	572	561		5.45%, 2/1/2041	223	259
Great Plains Energy Inc				Southern California Edison Co
4.85%, 6/1/2021	223	244		4.05%, 3/15/2042	572	560
Hydro-Quebec				5.50%, 3/15/2040	298	358
8.05%, 7/7/2024	298	425		5.95%, 2/1/2038	223	281
Iberdrola International BV				Southwestern Electric Power Co
6.75%, 7/15/2036	372	402		6.20%, 3/15/2040	149	182
LG&E and KU Energy LLC				6.45%, 1/15/2019	75	90
3.75%, 11/15/2020	223	235		Toledo Edison Co/The
Louisville Gas & Electric Co				7.25%, 5/1/2020	223	282
5.13%, 11/15/2040	149	173		TransAlta Corp
MidAmerican Energy Holdings Co				6.50%, 3/15/2040	75	76
6.13%, 4/1/2036	454	547

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Electric (continued)				Finance - Mortgage Loan/Banker (continued)
Union Electric Co				Fannie Mae (continued)
6.40%, 6/15/2017	$223	$265		0.88%, 10/26/2017	$1,500	$1,488
Virginia Electric and Power Co				0.88%, 12/20/2017	2,000	1,984
6.00%, 5/15/2037	223	280		0.88%, 2/8/2018	1,000	988
8.88%, 11/15/2038	30	50		0.95%, 8/23/2017	1,500	1,494
Xcel Energy Inc				1.01%, 2/14/2018	400	394
4.70%, 5/15/2020	300	342		1.07%, 9/27/2017	500	499
		$27,719		1.13%, 6/27/2014	520	525
				1.13%, 3/28/2018	400	397
Electrical Components & Equipment - 0.02%				1.15%, 2/28/2018	400	398
Emerson Electric Co				1.25%, 9/28/2016	929	947
2.63%, 2/15/2023	280	275		1.25%, 1/30/2017	558	567
4.88%, 10/15/2019	75	88		1.25%, 1/30/2019	1,000	991
		$363		1.38%, 11/15/2016	743	760
Electronics - 0.09%				1.63%, 10/26/2015	743	764
Agilent Technologies Inc				2.38%, 7/28/2015	298	311
6.50%, 11/1/2017	45	53		2.38%, 4/11/2016	520	547
Honeywell International Inc				2.50%, 5/15/2014	149	152
5.30%, 3/1/2018	372	435		2.63%, 11/20/2014	372	385
5.38%, 3/1/2041	223	269		3.00%, 9/16/2014	1,338	1,386
5.70%, 3/15/2037	38	47		4.38%, 10/15/2015	298	326
Jabil Circuit Inc				4.63%, 10/15/2014	112	119
4.70%, 9/15/2022	300	304		5.00%, 3/15/2016	929	1,043
Koninklijke Philips NV				5.00%, 2/13/2017	986	1,138
5.00%, 3/15/2042	372	396		5.00%, 5/11/2017	186	215
5.75%, 3/11/2018	30	35		5.25%, 9/15/2016	149	171
Thermo Fisher Scientific Inc				5.38%, 6/12/2017	929	1,093
4.70%, 5/1/2020	149	162		5.63%, 7/15/2037	75	101
		$1,701		6.00%, 4/18/2036	149	169
				6.63%, 11/15/2030	298	430
Environmental Control - 0.12%				7.13%, 1/15/2030	576	861
Republic Services Inc				7.25%, 5/15/2030	520	790
4.75%, 5/15/2023	149	163		Federal Home Loan Banks
5.25%, 11/15/2021	300	342		0.38%, 3/13/2015	1,000	1,000
5.50%, 9/15/2019	301	349		0.38%, 7/30/2015	415	415
6.20%, 3/1/2040	171	206		0.45%, 12/28/2015	400	399
Waste Management Inc				0.50%, 11/20/2015	1,000	1,002
2.90%, 9/15/2022	500	482		1.00%, 6/21/2017	1,000	1,003
6.38%, 3/11/2015	223	244		1.38%, 5/28/2014	745	754
7.00%, 7/15/2028	45	58		2.13%, 3/10/2023	500	488
7.38%, 3/11/2019	223	276		2.75%, 12/12/2014	855	887
		$2,120		2.75%, 3/13/2015	520	542
Federal & Federally Sponsored Credit - 0.14%				2.88%, 6/12/2015	855	898
Federal Farm Credit Banks				4.50%, 2/18/2015	745	798
0.54%, 11/7/2016	400	398		4.75%, 12/16/2016	1,190	1,360
0.55%, 7/9/2015	250	250		4.88%, 5/17/2017	930	1,074
0.73%, 8/15/2016	215	215		5.00%, 11/17/2017	560	656
1.50%, 11/16/2015	743	763		5.25%, 6/18/2014	190	200
4.88%, 1/17/2017	500	571		5.38%, 5/18/2016	225	257
5.13%, 8/25/2016	330	377		5.50%, 8/13/2014	485	516
		$2,574		5.50%, 7/15/2036	520	674
				5.63%, 6/11/2021	450	567
Finance - Mortgage Loan/Banker - 4.22%				Freddie Mac
Fannie Mae				0.32%, 4/29/2015	100	100
0.00%, 6/1/2017(c)	446	425		0.42%, 6/19/2015	1,000	1,000
0.00%, 10/9/2019(c)	560	486		0.42%, 9/18/2015	1,250	1,250
0.38%, 3/16/2015	743	743		0.63%, 12/29/2014	743	747
0.50%, 5/27/2015	1,500	1,504		0.75%, 11/25/2014	1,000	1,007
0.50%, 7/2/2015	1,000	1,002		1.00%, 7/30/2014	743	750
0.50%, 9/28/2015	1,000	1,002		1.00%, 8/20/2014	743	750
0.50%, 11/27/2015	1,200	1,200		1.00%, 8/27/2014	372	376
0.50%, 3/28/2016	500	499		1.00%, 9/29/2017	1,000	997
0.50%, 4/29/2016	975	971		1.20%, 3/6/2017	595	599
0.55%, 2/27/2015	800	802		1.25%, 5/12/2017	743	753
0.57%, 4/18/2016	1,035	1,032		1.25%, 10/2/2019	1,500	1,469
0.63%, 10/30/2014	1,115	1,120		1.40%, 8/22/2019	1,000	986
0.75%, 12/19/2014	743	748		1.75%, 9/10/2015	186	192
0.88%, 8/28/2014	472	476		2.00%, 8/25/2016	1,000	1,043
0.88%, 8/28/2017	1,500	1,491		2.25%, 3/13/2020	410	414

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Finance - Mortgage Loan/Banker (continued)				Forest Products & Paper (continued)
Freddie Mac (continued)				International Paper Co
2.38%, 1/13/2022	$2,243	$2,281		7.30%, 11/15/2039	$75	$99
2.50%, 5/27/2016	520	549		7.50%, 8/15/2021	394	507
2.88%, 2/9/2015	1,372	1,431		7.95%, 6/15/2018	400	509
3.00%, 7/28/2014	1,000	1,031		9.38%, 5/15/2019	177	240
3.00%, 1/18/2028	415	401		MeadWestvaco Corp
3.75%, 3/27/2019	1,598	1,806		7.38%, 9/1/2019	300	363
4.38%, 7/17/2015	149	162		Plum Creek Timberlands LP
4.50%, 1/15/2015	186	198		4.70%, 3/15/2021	149	159
4.75%, 11/17/2015	186	206				$2,858
4.75%, 1/19/2016	669	744
4.88%, 6/13/2018	613	723		Gas- 0.05%
5.00%, 7/15/2014	558	588		Atmos Energy Corp
5.00%, 2/16/2017	298	343		4.95%, 10/15/2014	149	157
5.00%, 4/18/2017	743	859		CenterPoint Energy Inc
5.13%, 10/18/2016	250	287		6.50%, 5/1/2018	223	269
5.13%, 11/17/2017	520	612		National Grid PLC
5.25%, 4/18/2016	520	589		6.30%, 8/1/2016	119	137
5.50%, 7/18/2016	929	1,069		Sempra Energy
5.50%, 8/23/2017	669	794		2.88%, 10/1/2022	300	293
6.25%, 7/15/2032	669	944		6.00%, 10/15/2039	38	46
6.75%, 3/15/2031	223	326				$902
		$76,800		Healthcare - Products - 0.19%
Food- 0.46%				Baxter International Inc
Campbell Soup Co				2.40%, 8/15/2022	300	286
3.05%, 7/15/2017	372	393		3.65%, 8/15/2042	300	268
4.25%, 4/15/2021	149	161		4.25%, 3/15/2020	149	166
ConAgra Foods Inc				5.90%, 9/1/2016	52	60
1.30%, 1/25/2016	400	402		Becton Dickinson and Co
2.10%, 3/15/2018	300	302		5.00%, 11/12/2040	149	164
3.25%, 9/15/2022	300	297		Boston Scientific Corp
4.65%, 1/25/2043	200	196		6.00%, 1/15/2020	149	173
Delhaize Group SA				6.25%, 11/15/2015	149	166
5.70%, 10/1/2040	298	301		7.38%, 1/15/2040	149	195
General Mills Inc				Covidien International Finance SA
3.15%, 12/15/2021	223	229		6.00%, 10/15/2017	67	79
HJ Heinz Finance Co				Medtronic Inc
6.75%, 3/15/2032	75	84		3.00%, 3/15/2015	372	388
Kellogg Co				4.45%, 3/15/2020	298	336
2.75%, 3/1/2023	500	486		5.55%, 3/15/2040	300	356
4.00%, 12/15/2020	223	242		Stryker Corp
Kraft Foods Group Inc				4.10%, 4/1/2043	700	682
1.63%, 6/4/2015	200	203		4.38%, 1/15/2020	75	84
5.00%, 6/4/2042	600	629				$3,403
5.38%, 2/10/2020	278	324		Healthcare - Services - 0.30%
6.50%, 2/9/2040	220	278		Aetna Inc
6.88%, 1/26/2039	469	615		1.50%, 11/15/2017	200	198
Kroger Co/The				4.13%, 6/1/2021	298	322
3.40%, 4/15/2022	446	453		4.13%, 11/15/2042	200	186
4.95%, 1/15/2015	223	237		6.63%, 6/15/2036	15	19
5.40%, 7/15/2040	75	79		6.75%, 12/15/2037	38	49
6.15%, 1/15/2020	38	45		Cigna Corp
6.40%, 8/15/2017	52	61		2.75%, 11/15/2016	372	392
Mondelez International Inc				4.00%, 2/15/2022	300	319
4.13%, 2/9/2016	335	361		5.38%, 2/15/2042	372	418
5.38%, 2/10/2020	254	295		Quest Diagnostics Inc
6.50%, 8/11/2017	743	881		4.70%, 4/1/2021	298	318
6.50%, 2/9/2040	350	442		4.75%, 1/30/2020	12	13
Safeway Inc				5.45%, 11/1/2015	52	57
3.95%, 8/15/2020	93	95		UnitedHealth Group Inc
Unilever Capital Corp				2.88%, 3/15/2022	520	517
2.75%, 2/10/2016	300	315		4.70%, 2/15/2021	260	294
		$8,406		6.50%, 6/15/2037	223	281
Forest Products & Paper - 0.16%				6.88%, 2/15/2038	409	536
Georgia-Pacific LLC				WellPoint Inc
7.75%, 11/15/2029	149	202		3.30%, 1/15/2023	300	298
8.00%, 1/15/2024	572	779		4.65%, 1/15/2043	200	199
				5.25%, 1/15/2016	97	107
				5.80%, 8/15/2040	15	17

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Healthcare - Services (continued)				Insurance (continued)
WellPoint Inc (continued)				Progressive Corp/The
6.38%, 6/15/2037	$223	$272		3.75%, 8/23/2021	$323		$345
7.00%, 2/15/2019	520	640		Protective Life Corp
		$5,452		8.45%, 10/15/2039	149		200
				Prudential Financial Inc
Home Furnishings - 0.01%				4.50%, 11/16/2021	372		408
Whirlpool Corp				4.75%, 9/17/2015	149		161
4.85%, 6/15/2021	223	241		5.10%, 9/20/2014	82		86
				5.63%, 6/15/2043(a)	300		316
Insurance - 0.94%				5.70%, 12/14/2036	75		84
ACE INA Holdings Inc				5.80%, 11/16/2041	149		171
5.88%, 6/15/2014	75	79		6.00%, 12/1/2017	223		263
5.90%, 6/15/2019	500	612		6.63%, 12/1/2037	45		56
Aegon NV				Transatlantic Holdings Inc
4.63%, 12/1/2015	67	73		5.75%, 12/14/2015	70		77
Aflac Inc				Travelers Cos Inc/The
3.45%, 8/15/2015	60	63		6.25%, 6/15/2037	38		49
6.45%, 8/15/2040	193	238		6.75%, 6/20/2036	149		202
8.50%, 5/15/2019	38	51		Unum Group
Allstate Corp/The				7.13%, 9/30/2016	223		259
5.20%, 1/15/2042	372	430		Validus Holdings Ltd
6.13%, 12/15/2032	400	509		8.88%, 1/26/2040	149		202
6.75%, 5/15/2018	149	185		Willis Group Holdings PLC
7.45%, 5/16/2019	149	194		4.13%, 3/15/2016	372		391
American International Group Inc				WR Berkley Corp
3.00%, 3/20/2015	372	385		6.25%, 2/15/2037	86		100
4.88%, 6/1/2022	500	552		XL Group PLC
5.60%, 10/18/2016	1,023	1,157		5.25%, 9/15/2014	38		40
5.85%, 1/16/2018	446	514					$17,108
6.25%, 5/1/2036	325	393
6.40%, 12/15/2020	372	450		Internet - 0.12%
8.25%, 8/15/2018	527	670		Amazon.com Inc
				0.65%, 11/27/2015	400		399
Aon Corp				1.20%, 11/29/2017	200		197
5.00%, 9/30/2020	372	424
AXA SA				2.50%, 11/29/2022	200		190
				eBay Inc
8.60%, 12/15/2030	112	144		1.35%, 7/15/2017	200		200
Berkshire Hathaway Finance Corp
4.25%, 1/15/2021	298	332		1.63%, 10/15/2015	149		153
				2.60%, 7/15/2022	200		193
5.75%, 1/15/2040	245	285		4.00%, 7/15/2042	200		177
Berkshire Hathaway Inc
1.90%, 1/31/2017	372	381		Expedia Inc
				7.46%, 8/15/2018	372		438
3.20%, 2/11/2015	227	237		Google Inc
3.40%, 1/31/2022	595	616
Chubb Corp/The				2.13%, 5/19/2016	149		155
6.50%, 5/15/2038	30	40		3.63%, 5/19/2021	149		161
CNA Financial Corp							$2,263
5.75%, 8/15/2021	223	261		Iron & Steel - 0.11%
Fidelity National Financial Inc				Cliffs Natural Resources Inc
6.60%, 5/15/2017	149	167		4.88%, 4/1/2021	372		357
Genworth Holdings Inc				Nucor Corp
7.63%, 9/24/2021	500	615		5.75%, 12/1/2017	38		44
7.70%, 6/15/2020	75	89		Vale Overseas Ltd
Hartford Financial Services Group Inc				5.63%, 9/15/2019	134		151
5.38%, 3/15/2017	223	251		6.25%, 1/23/2017	649		737
6.00%, 1/15/2019	400	471		6.88%, 11/21/2036	486		522
6.63%, 3/30/2040	73	92		8.25%, 1/17/2034	112		137
Lincoln National Corp							$1,948
7.00%, 6/15/2040	138	179
8.75%, 7/1/2019	409	545		Lodging - 0.02%
Marsh & McLennan Cos Inc				Wyndham Worldwide Corp
5.75%, 9/15/2015	36	40		3.90%, 3/1/2023	400		396
MetLife Inc
5.70%, 6/15/2035	686	799		Machinery - Construction & Mining - 0.04%
6.40%, 12/15/2066(a)	112	127		Caterpillar Inc
6.75%, 6/1/2016	743	865		0.95%, 6/26/2015	400		403
7.72%, 2/15/2019	75	97		3.80%, 8/15/2042	305		279
PartnerRe Finance B LLC							$682
5.50%, 6/1/2020	75	86

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Machinery - Diversified - 0.05%				Media (continued)
Deere & Co				Time Warner Entertainment Co LP
4.38%, 10/16/2019	$164	$187		8.38%, 7/15/2033	$275		$373
Rockwell Automation Inc				Time Warner Inc
6.25%, 12/1/2037	149	190		3.15%, 7/15/2015	231		242
Roper Industries Inc				4.00%, 1/15/2022	520		550
1.85%, 11/15/2017	500	500		4.70%, 1/15/2021	234		260
		$877		4.88%, 3/15/2020	123		139
				5.38%, 10/15/2041	372		395
Media- 1.16%				5.88%, 11/15/2016	520		600
CBS Corp				6.10%, 7/15/2040	127		146
1.95%, 7/1/2017	450	453		6.20%, 3/15/2040	149		172
4.85%, 7/1/2042	500	485		6.50%, 11/15/2036	60		71
5.75%, 4/15/2020	190	220		7.63%, 4/15/2031	275		372
7.88%, 7/30/2030	227	300		Viacom Inc
Comcast Corp				2.50%, 12/15/2016	298		310
3.13%, 7/15/2022	500	509		3.88%, 12/15/2021	372		389
4.50%, 1/15/2043	200	201		4.25%, 9/15/2015	67		72
5.15%, 3/1/2020	506	596		4.38%, 3/15/2043(d)	300		271
5.90%, 3/15/2016	372	422		6.88%, 4/30/2036	294		357
6.30%, 11/15/2017	372	448		Walt Disney Co/The
6.40%, 3/1/2040	531	675		0.45%, 12/1/2015	500		499
6.45%, 3/15/2037	175	220		1.35%, 8/16/2016	149		151
6.95%, 8/15/2037	416	552		2.75%, 8/16/2021	298		300
COX Communications Inc				3.70%, 12/1/2042	300		279
5.45%, 12/15/2014	249	267		7.00%, 3/1/2032	149		207
5.50%, 10/1/2015	75	83					$21,142
DIRECTV Holdings LLC / DIRECTV
Financing Co Inc				Metal Fabrication & Hardware - 0.04%
2.40%, 3/15/2017	500	512		Precision Castparts Corp
3.55%, 3/15/2015	286	299		0.70%, 12/20/2015	350		350
3.80%, 3/15/2022	298	302		1.25%, 1/15/2018	200		198
4.60%, 2/15/2021	494	533		2.50%, 1/15/2023	200		193
5.88%, 10/1/2019	164	193					$741
6.00%, 8/15/2040	472	504
Discovery Communications LLC				Mining - 0.46%
3.70%, 6/1/2015	93	98		Alcoa Inc
5.05%, 6/1/2020	149	170		5.40%, 4/15/2021	149		151
5.63%, 8/15/2019	149	176		5.90%, 2/1/2027	149		146
6.35%, 6/1/2040	127	151		6.15%, 8/15/2020	38		41
Grupo Televisa SAB				6.50%, 6/15/2018	483		535
6.00%, 5/15/2018	300	346		AngloGold Ashanti Holdings PLC
Historic TW Inc				5.38%, 4/15/2020	12		12
6.88%, 6/15/2018	75	92		Barrick Gold Corp
NBCUniversal Media LLC				2.90%, 5/30/2016	223		230
3.65%, 4/30/2015	376	397		Barrick PD Australia Finance Pty Ltd
4.38%, 4/1/2021	249	278		4.95%, 1/15/2020	175		186
5.15%, 4/30/2020	220	260		5.95%, 10/15/2039	260		252
6.40%, 4/30/2040	349	440		BHP Billiton Finance USA Ltd
News America Inc				1.13%, 11/21/2014	223		225
3.00%, 9/15/2022	500	487		1.63%, 2/24/2017	372		376
5.65%, 8/15/2020	149	175		3.25%, 11/21/2021	372		384
6.15%, 2/15/2041	223	260		4.13%, 2/24/2042	372		366
6.20%, 12/15/2034	156	180		6.50%, 4/1/2019	67		83
6.40%, 12/15/2035	372	439		Freeport-McMoRan Copper & Gold Inc
6.90%, 3/1/2019	446	553		3.55%, 3/1/2022	398		387
				3.88%, 3/15/2023(d)	700		681
Reed Elsevier Capital Inc
3.13%, 10/15/2022(d)	16	15		Newmont Mining Corp
Thomson Reuters Corp				3.50%, 3/15/2022	298		284
5.70%, 10/1/2014	67	71		5.13%, 10/1/2019	149		166
5.85%, 4/15/2040	75	87		6.25%, 10/1/2039	341		359
Time Warner Cable Inc				Rio Tinto Alcan Inc
3.50%, 2/1/2015	75	78		6.13%, 12/15/2033	223		270
4.00%, 9/1/2021	520	543		Rio Tinto Finance USA Ltd
5.85%, 5/1/2017	149	172		3.75%, 9/20/2021	372		384
6.55%, 5/1/2037	149	171		6.50%, 7/15/2018	12		15
6.75%, 7/1/2018	151	183		7.13%, 7/15/2028	38		50
6.75%, 6/15/2039	223	260		9.00%, 5/1/2019	242		327
7.30%, 7/1/2038	300	371		Rio Tinto Finance USA PLC
8.25%, 4/1/2019	446	574		4.75%, 3/22/2042	672		680
8.75%, 2/14/2019	142	186

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mining (continued)				Mortgage Backed Securities (continued)
Southern Copper Corp				Citigroup Commercial Mortgage Trust 2008-
5.38%, 4/16/2020	$75	$83		C7
6.75%, 4/16/2040	312	326		6.13%, 12/10/2049(a)	$35	$41
Teck Resources Ltd				COMM 2007-C9 Mortgage Trust
3.00%, 3/1/2019	298	300		5.80%, 12/10/2049(a)	371	430
4.50%, 1/15/2021	500	522		Commercial Mortgage Loan Trust 2008-LS1
6.25%, 7/15/2041	446	462		6.01%, 12/10/2049(a)	256	295
		$8,283		Commercial Mortgage Pass-Through
				Certificates Series 2007-C4
Miscellaneous Manufacturing - 0.23%				5.76%, 9/15/2039(a)	307	330
3M Co				Commercial Mortgage Trust 2007-GG11
1.38%, 9/29/2016	372	379		5.74%, 12/10/2049	1,114	1,274
5.70%, 3/15/2037	112	141		Commercial Mortgage Trust 2007-GG9
Danaher Corp				5.44%, 3/10/2039(a)	628	707
5.63%, 1/15/2018	372	437		Credit Suisse First Boston Mortgage Securities
Dover Corp				Corp
5.38%, 3/1/2041	223	264		4.83%, 11/15/2037	594	623
Eaton Corp				5.01%, 2/15/2038	729	765
0.95%, 11/2/2015(d)	500	500
1.50%, 11/2/2017(d)	300	297		GE Capital Commercial Mortgage Corp
				5.29%, 11/10/2045(a)	74	81
2.75%, 11/2/2022(d)	200	194
4.15%, 11/2/2042(d)	100	95		GS Mortgage Securities Trust 2007-GG10
				5.79%, 8/10/2045(a)	154	162
GE Capital Trust I				5.79%, 8/10/2045(a)	1,486	1,683
6.38%, 11/15/2067	45	48		GS Mortgage Securities Trust 2011-GC5
General Electric Co				3.00%, 8/10/2044	1,000	1,053
0.85%, 10/9/2015	200	200		JP Morgan Chase Commercial Mortgage
2.70%, 10/9/2022	400	393		Securities Corp
4.13%, 10/9/2042	400	382		4.88%, 1/15/2042	394	412
5.25%, 12/6/2017	500	578		JP Morgan Chase Commercial Mortgage
Parker Hannifin Corp				Securities Corp Series 2005-LDP2
3.50%, 9/15/2022	223	235		4.74%, 7/15/2042	260	276
Textron Inc				4.78%, 7/15/2042	223	238
6.20%, 3/15/2015	26	28		JP Morgan Chase Commercial Mortgage
Tyco Electronics Group SA				Securities Trust 2006-CIBC17
6.55%, 10/1/2017	38	45		5.43%, 12/12/2043	1,000	1,112
7.13%, 10/1/2037	41	51		JP Morgan Chase Commercial Mortgage
		$4,267		Securities Trust 2006-LDP7
Mortgage Backed Securities - 1.63%				5.86%, 4/15/2045(a)	743	826
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-3				Securities Trust 2006-LDP8
5.89%, 7/10/2044	45	50		5.44%, 5/15/2045(a)	48	54
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-5				Securities Trust 2006-LDP9
5.41%, 9/10/2047(a)	1,486	1,653		5.34%, 5/15/2047	988	1,104
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2007-2				Securities Trust 2007-C1
5.63%, 4/10/2049	56	57		5.72%, 2/15/2051	20	23
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2008-1				Securities Trust 2007-LDP10
6.21%, 2/10/2051(a)	119	140		5.42%, 1/15/2049	446	502
Banc of America Merrill Lynch Commercial				JP Morgan Chase Commercial Mortgage
Mortgage Inc				Securities Trust 2011-C5
5.19%, 9/10/2047(a)	371	403		4.17%, 8/15/2046	743	811
Bear Stearns Commercial Mortgage Securities				LB Commercial Mortgage Trust 2007-C3
Trust 2006-PWR12				5.88%, 7/15/2044(a)	182	209
5.72%, 9/11/2038(a)	286	319		LB-UBS Commercial Mortgage Trust 2005-
Bear Stearns Commercial Mortgage Securities				C3
Trust 2006-PWR13				4.79%, 7/15/2040(a)	743	789
5.54%, 9/11/2041	371	415		4.84%, 7/15/2040	520	549
Bear Stearns Commercial Mortgage Securities				LB-UBS Commercial Mortgage Trust 2005-
Trust 2006-TOP24				C5
5.54%, 10/12/2041	561	630		5.02%, 9/15/2040	409	438
CD 2006-CD3 Mortgage Trust				LB-UBS Commercial Mortgage Trust 2005-
5.62%, 10/15/2048	238	266		C7
Citigroup Commercial Mortgage Trust 2004-				5.20%, 11/15/2030	371	401
C2				LB-UBS Commercial Mortgage Trust 2006-
4.73%, 10/15/2041	568	592		C3
				5.66%, 3/15/2039	371	410

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
LB-UBS Commercial Mortgage Trust 2007-				BP Capital Markets PLC	(continued)
C6				3.88%, 3/10/2015		$345	$363
5.86%, 7/15/2040(a)	$126	$142		4.74%, 3/11/2021		372	419
Merrill Lynch Mortgage Trust 2007-C1				4.75%, 3/10/2019		75	86
5.85%, 6/12/2050(a)	223	254		Canadian Natural Resources Ltd
Morgan Stanley Bank of America Merrill				5.70%, 5/15/2017		49	56
Lynch Trust 2012-C6				6.25%, 3/15/2038		286	338
2.86%, 11/15/2045(a)	500	489		Cenovus Energy Inc
Morgan Stanley Capital I Trust 2005-IQ9				4.50%, 9/15/2014		123	129
4.70%, 7/15/2056	984	1,035		5.70%, 10/15/2019		253	301
Morgan Stanley Capital I Trust 2006-HQ8				6.75%, 11/15/2039		372	474
5.42%, 3/12/2044(a)	743	808		CNOOC Finance 2013 Ltd
Morgan Stanley Capital I Trust 2007-HQ12				1.13%, 5/9/2016		300	300
5.58%, 4/12/2049(a)	390	403		1.75%, 5/9/2018		300	295
5.58%, 4/12/2049(a)	802	881		3.00%, 5/9/2023		300	285
Morgan Stanley Capital I Trust 2007-IQ13				4.25%, 5/9/2043		200	184
5.36%, 3/15/2044(a)	290	326		ConocoPhillips
Morgan Stanley Capital I Trust 2007-TOP25				4.60%, 1/15/2015		743	790
5.51%, 11/12/2049	743	841		6.00%, 1/15/2020		272	333
UBS Commercial Mortgage Trust 2012-C1				6.50%, 2/1/2039		491	643
3.00%, 5/10/2045	287	297		ConocoPhillips Canada Funding Co I
3.40%, 5/10/2045(a)	1,300	1,337		5.63%, 10/15/2016		223	256
UBS-Barclays Commercial Mortgage Trust				ConocoPhillips Holding Co
2012-C4				6.95%, 4/15/2029		398	527
2.85%, 12/10/2045(a)	500	487		Devon Energy Corp
Wachovia Bank Commercial Mortgage Trust				1.88%, 5/15/2017		298	299
Series 2005-C22				5.60%, 7/15/2041		175	192
5.29%, 12/15/2044(a)	371	404		6.30%, 1/15/2019		446	528
Wachovia Bank Commercial Mortgage Trust				7.95%, 4/15/2032		268	366
Series 2006-C23				Devon Financing Corp LLC
5.42%, 1/15/2045	557	616		7.88%, 9/30/2031		372	500
Wachovia Bank Commercial Mortgage Trust				Encana Corp
Series 2006-C27				3.90%, 11/15/2021		500	525
5.80%, 7/15/2045	858	955		5.90%, 12/1/2017		75	87
Wachovia Bank Commercial Mortgage Trust				6.50%, 2/1/2038		194	231
Series 2007-C34				Ensco PLC
5.68%, 5/15/2046(a)	260	296		3.25%, 3/15/2016		149	158
		$29,694		EOG Resources Inc
				2.63%, 3/15/2023		500	482
Office & Business Equipment - 0.06%				4.40%, 6/1/2020		149	169
Pitney Bowes Inc				EQT Corp
5.75%, 9/15/2017	223	248		6.50%, 4/1/2018		369	425
Xerox Corp				Hess Corp
2.95%, 3/15/2017	446	457		5.60%, 2/15/2041		149	158
4.25%, 2/15/2015	142	149		7.30%, 8/15/2031		312	390
4.50%, 5/15/2021	149	158		8.13%, 2/15/2019		75	97
5.63%, 12/15/2019	64	73		Husky Energy Inc
		$1,085		5.90%, 6/15/2014		75	79
Oil & Gas - 2.04%				Marathon Oil Corp
Alberta Energy Co Ltd				5.90%, 3/15/2018		449	526
7.38%, 11/1/2031	223	277		6.60%, 10/1/2037		67	83
Anadarko Finance Co				Marathon Petroleum Corp
7.50%, 5/1/2031	223	294		3.50%, 3/1/2016		223	237
Anadarko Petroleum Corp				5.13%, 3/1/2021		223	256
5.95%, 9/15/2016	517	589		Murphy Oil Corp
6.20%, 3/15/2040	75	90		3.70%, 12/1/2022		500	487
6.38%, 9/15/2017	664	783		Nabors Industries Inc
6.45%, 9/15/2036	275	335		9.25%, 1/15/2019		523	661
Apache Corp				Nexen Inc
3.63%, 2/1/2021	223	236		6.40%, 5/15/2037		168	207
4.75%, 4/15/2043	372	371		7.50%, 7/30/2039		45	62
5.10%, 9/1/2040	268	280		Noble Energy Inc
BP Capital Markets PLC				6.00%, 3/1/2041		298	352
1.38%, 5/10/2018	600	589		Noble Holding International Ltd
1.85%, 5/5/2017	200	203		2.50%, 3/15/2017		372	379
2.75%, 5/10/2023	600	572		3.45%, 8/1/2015		75	78
3.13%, 10/1/2015	149	157		6.20%, 8/1/2040		75	81
3.20%, 3/11/2016	298	316		Occidental Petroleum Corp
3.25%, 5/6/2022	200	201		4.13%, 6/1/2016		223	244

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas (continued)
PC Financial Partnership				Valero Energy Corp
5.00%, 11/15/2014	$75	$79		4.50%, 2/1/2015	$23		$24
Pemex Project Funding Master Trust				6.13%, 2/1/2020	212		254
5.75%, 3/1/2018	409	464		6.63%, 6/15/2037	101		122
6.63%, 6/15/2035	104	119		7.50%, 4/15/2032	45		57
Petrobras Global Finance BV				9.38%, 3/15/2019	372		504
4.38%, 5/20/2023	500	482					$37,031
Petrobras International Finance Co - Pifco
2.88%, 2/6/2015	572	580		Oil & Gas Services - 0.13%
3.88%, 1/27/2016	323	337		Baker Hughes Inc
5.38%, 1/27/2021	595	629		5.13%, 9/15/2040	434		491
5.75%, 1/20/2020	402	437		7.50%, 11/15/2018	38		49
5.88%, 3/1/2018	223	250		Cameron International Corp
6.75%, 1/27/2041	223	236		6.38%, 7/15/2018	446		534
6.88%, 1/20/2040	75	81		Halliburton Co
7.88%, 3/15/2019	336	406		3.25%, 11/15/2021	149		156
Petro-Canada				4.50%, 11/15/2041	149		157
6.80%, 5/15/2038	38	48		7.45%, 9/15/2039	30		43
Petroleos Mexicanos				Weatherford International Ltd/Bermuda
4.88%, 3/15/2015	306	323		5.13%, 9/15/2020	149		161
4.88%, 1/24/2022	1,115	1,187		6.00%, 3/15/2018	38		43
5.50%, 1/21/2021	602	668		6.75%, 9/15/2040	149		165
5.50%, 6/27/2044(d)	200	196		9.63%, 3/1/2019	476		619
5.50%, 6/27/2044	500	490					$2,418
8.00%, 5/3/2019	91	113		Other Asset Backed Securities - 0.05%
Phillips 66				CenterPoint Energy Restoration Bond Co
2.95%, 5/1/2017	372	389		LLC
4.30%, 4/1/2022	372	401		3.46%, 8/15/2019	297		321
5.88%, 5/1/2042	372	433		Detroit Edison Securitization Funding LLC
Pioneer Natural Resources Co				6.62%, 3/1/2016	500		531
3.95%, 7/15/2022	300	310					$852
Pride International Inc
6.88%, 8/15/2020	223	276		Pharmaceuticals - 1.01%
Rowan Cos Inc				Abbott Laboratories
5.00%, 9/1/2017	67	73		5.13%, 4/1/2019	500		583
Shell International Finance BV				AbbVie Inc
2.38%, 8/21/2022	200	192		1.20%, 11/6/2015(d)	500		502
3.10%, 6/28/2015	461	485		1.75%, 11/6/2017(d)	500		498
3.63%, 8/21/2042	200	185		2.00%, 11/6/2018(d)	400		399
4.30%, 9/22/2019	149	170		2.90%, 11/6/2022(d)	400		389
4.38%, 3/25/2020	75	85		4.40%, 11/6/2042(d)	400		391
5.50%, 3/25/2040	75	91		Actavis Inc
6.38%, 12/15/2038	127	169		3.25%, 10/1/2022	200		197
Statoil ASA				5.00%, 8/15/2014	186		195
1.15%, 5/15/2018	400	394		6.13%, 8/15/2019	38		45
2.65%, 1/15/2024	500	478		AstraZeneca PLC
3.15%, 1/23/2022	298	307		5.90%, 9/15/2017	223		264
3.95%, 5/15/2043	300	281		6.45%, 9/15/2037	416		528
5.10%, 8/17/2040	282	313		Bristol-Myers Squibb Co
5.25%, 4/15/2019	67	79		0.88%, 8/1/2017	300		295
Suncor Energy Inc				3.25%, 8/1/2042	200		170
6.10%, 6/1/2018	372	443		5.88%, 11/15/2036	18		22
6.50%, 6/15/2038	364	446		6.80%, 11/15/2026	75		100
6.85%, 6/1/2039	15	19		Cardinal Health Inc
Talisman Energy Inc				1.70%, 3/15/2018	400		396
5.13%, 5/15/2015	26	28		3.20%, 3/15/2023	300		292
6.25%, 2/1/2038	442	499		4.60%, 3/15/2043	200		191
Total Capital International SA				Eli Lilly & Co
0.75%, 1/25/2016	300	300		5.20%, 3/15/2017	476		542
2.88%, 2/17/2022	372	372		5.50%, 3/15/2027	200		241
Total Capital SA				Express Scripts Holding Co
3.00%, 6/24/2015	108	113		3.13%, 5/15/2016	372		393
4.25%, 12/15/2021	149	165		4.75%, 11/15/2021	223		249
Transocean Inc				6.13%, 11/15/2041	223		277
3.80%, 10/15/2022	500	492		GlaxoSmithKline Capital Inc
5.05%, 12/15/2016	700	775		2.80%, 3/18/2023	600		588
6.00%, 3/15/2018	446	511		5.65%, 5/15/2018	298		354
6.38%, 12/15/2021	223	260		6.38%, 5/15/2038	238		306
				GlaxoSmithKline Capital PLC
				0.75%, 5/8/2015	298		300

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Pharmaceuticals (continued)					Pipelines (continued)
GlaxoSmithKline Capital PLC	(continued)				Kinder Morgan Energy Partners LP
2.85%, 5/8/2022		$372	$371		(continued)
Johnson & Johnson					6.38%, 3/1/2041	$372	$438
2.95%, 9/1/2020		372	390		6.50%, 9/1/2039	38	45
4.95%, 5/15/2033		149	173		6.95%, 1/15/2038	38	47
5.55%, 8/15/2017		372	438		7.40%, 3/15/2031	223	280
Medco Health Solutions Inc					9.00%, 2/1/2019	223	294
7.13%, 3/15/2018		491	603		Magellan Midstream Partners LP
Merck & Co Inc					4.20%, 12/1/2042	200	185
1.30%, 5/18/2018		500	494		ONEOK Partners LP
2.25%, 1/15/2016		149	155		3.38%, 10/1/2022	300	293
2.40%, 9/15/2022		400	384		6.13%, 2/1/2041	372	421
3.60%, 9/15/2042		200	179		8.63%, 3/1/2019	60	78
4.15%, 5/18/2043		500	487		Panhandle Eastern Pipe Line Co LP
6.55%, 9/15/2037		253	340		6.20%, 11/1/2017	236	278
Merck Sharp & Dohme Corp					Plains All American Pipeline LP / PAA
5.00%, 6/30/2019		446	523		Finance Corp
Novartis Capital Corp					3.65%, 6/1/2022	372	384
2.90%, 4/24/2015		223	233		3.95%, 9/15/2015	149	159
4.40%, 4/24/2020		223	253		4.30%, 1/31/2043	200	187
Novartis Securities Investment Ltd					5.75%, 1/15/2020	45	53
5.13%, 2/10/2019		186	218		Southern Natural Gas Co LLC
Pfizer Inc					5.90%, 4/1/2017(a),(d)	38	44
4.65%, 3/1/2018		149	170		Southern Natural Gas Co LLC / Southern
5.35%, 3/15/2015		449	485		Natural Issuing Corp
6.20%, 3/15/2019		810	999		4.40%, 6/15/2021	149	162
7.20%, 3/15/2039		439	619		Spectra Energy Capital LLC
Sanofi					8.00%, 10/1/2019	500	648
1.20%, 9/30/2014		372	376		Sunoco Logistics Partners Operations LP
2.63%, 3/29/2016		223	234		3.45%, 1/15/2023	200	193
Teva Pharmaceutical Finance Co LLC					4.95%, 1/15/2043	200	193
6.15%, 2/1/2036		149	186		5.50%, 2/15/2020	134	149
Teva Pharmaceutical Finance II BV / Teva					Tennessee Gas Pipeline Co LLC
Pharmaceutical Finance III LLC					7.50%, 4/1/2017	223	270
3.00%, 6/15/2015		572	597		TransCanada PipeLines Ltd
Wyeth LLC					3.80%, 10/1/2020	372	401
5.50%, 2/15/2016		223	251		6.10%, 6/1/2040	75	93
5.95%, 4/1/2037		264	323		6.50%, 8/15/2018	124	152
Zoetis Inc					7.25%, 8/15/2038	149	203
3.25%, 2/1/2023(d)		200	198		7.63%, 1/15/2039	335	475
			$18,386		Williams Cos Inc/The
					7.50%, 1/15/2031	33	40
Pipelines - 0.73%					7.88%, 9/1/2021	372	468
Boardwalk Pipelines LP					Williams Partners LP
3.38%, 2/1/2023		300	288		3.80%, 2/15/2015	205	215
El Paso Pipeline Partners Operating Co LLC					5.25%, 3/15/2020	520	585
4.70%, 11/1/2042		300	284		6.30%, 4/15/2040	127	144
Enbridge Energy Partners LP							$13,280
5.20%, 3/15/2020		26	29
9.88%, 3/1/2019		253	343		Regional Authority - 0.34%
Energy Transfer Partners LP					Japan Finance Organization for
5.20%, 2/1/2022		298	328		Municipalities
6.50%, 2/1/2042		298	336		5.00%, 5/16/2017	200	230
6.70%, 7/1/2018		67	80		Province of British Columbia
9.00%, 4/15/2019		18	24		1.20%, 4/25/2017	300	304
Enterprise Products Operating LLC					2.65%, 9/22/2021	223	228
1.25%, 8/13/2015		100	101		6.50%, 1/15/2026	52	70
3.20%, 2/1/2016		149	157		Province of Manitoba Canada
3.35%, 3/15/2023		500	495		2.63%, 7/15/2015	223	233
4.45%, 2/15/2043		300	282		Province of Nova Scotia Canada
5.20%, 9/1/2020		223	258		5.13%, 1/26/2017	119	137
6.13%, 10/15/2039		67	78		Province of Ontario Canada
6.45%, 9/1/2040		223	271		1.60%, 9/21/2016	600	614
6.50%, 1/31/2019		434	530		2.70%, 6/16/2015	372	388
6.88%, 3/1/2033		45	56		2.95%, 2/5/2015	1,006	1,048
Kinder Morgan Energy Partners LP					4.00%, 10/7/2019	223	250
3.50%, 3/1/2016		520	553		4.10%, 6/16/2014	283	294
3.50%, 9/1/2023		400	391		4.40%, 4/14/2020	149	171
4.15%, 3/1/2022		500	523		4.95%, 11/28/2016	520	592
5.00%, 3/1/2043		300	296		5.45%, 4/27/2016	298	338

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Regional Authority (continued)				Retail - 0.75%
Province of Quebec Canada				AutoZone Inc
2.75%, 8/25/2021	$669	$681		4.00%, 11/15/2020	$249	$264
5.13%, 11/14/2016	249	284		Costco Wholesale Corp
7.50%, 9/15/2029	186	269		0.65%, 12/7/2015	400	401
Province of Saskatchewan Canada				CVS Caremark Corp
8.50%, 7/15/2022	19	27		2.75%, 12/1/2022	500	485
		$6,158		3.25%, 5/18/2015	52	54
				5.75%, 6/1/2017	73	85
REITS- 0.51%				6.13%, 9/15/2039	231	285
American Tower Corp				Darden Restaurants Inc
4.70%, 3/15/2022	372	395		6.80%, 10/15/2037(a)	78	90
7.00%, 10/15/2017	93	111		Gap Inc/The
AvalonBay Communities Inc				5.95%, 4/12/2021	75	87
2.85%, 3/15/2023	500	478		Home Depot Inc/The
BioMed Realty LP				2.70%, 4/1/2023	500	487
6.13%, 4/15/2020	19	22		5.40%, 3/1/2016	476	535
Boston Properties LP				5.88%, 12/16/2036	308	376
3.13%, 9/1/2023	400	388		5.95%, 4/1/2041	349	434
4.13%, 5/15/2021	223	239		Kohl's Corp
5.63%, 11/15/2020	75	88		4.00%, 11/1/2021	323	334
Brandywine Operating Partnership LP				Lowe's Cos Inc
3.95%, 2/15/2023	500	495		3.80%, 11/15/2021	298	319
DDR Corp				4.63%, 4/15/2020	223	253
4.63%, 7/15/2022	300	321		5.80%, 4/15/2040	223	264
Digital Realty Trust LP				6.65%, 9/15/2037	38	49
4.50%, 7/15/2015	160	169		Macy's Retail Holdings Inc
Duke Realty LP				2.88%, 2/15/2023	400	382
3.88%, 10/15/2022	200	200		4.30%, 2/15/2043	300	272
7.38%, 2/15/2015	75	82		5.75%, 7/15/2014	149	157
EPR Properties				5.90%, 12/1/2016	575	661
7.75%, 7/15/2020	182	216		6.65%, 7/15/2024	75	92
ERP Operating LP				6.90%, 4/1/2029	75	91
3.00%, 4/15/2023	400	385		McDonald's Corp
4.75%, 7/15/2020	149	166		3.50%, 7/15/2020	439	473
HCP Inc				3.70%, 2/15/2042	372	343
3.75%, 2/1/2016	149	159		4.88%, 7/15/2040	26	29
5.38%, 2/1/2021	149	171		5.35%, 3/1/2018	104	122
6.70%, 1/30/2018	45	54		6.30%, 10/15/2037	38	50
Health Care REIT Inc				Nordstrom Inc
6.13%, 4/15/2020	335	394		4.75%, 5/1/2020	104	118
Hospitality Properties Trust				6.25%, 1/15/2018	38	45
6.70%, 1/15/2018	223	253		Target Corp
Host Hotels & Resorts LP				4.00%, 7/1/2042	400	380
6.00%, 10/1/2021	300	344		6.00%, 1/15/2018	431	516
Liberty Property LP				Walgreen Co
3.38%, 6/15/2023	500	485		1.00%, 3/13/2015	500	502
ProLogis LP				4.40%, 9/15/2042	300	286
6.88%, 3/15/2020	516	624		5.25%, 1/15/2019	90	103
7.63%, 8/15/2014	149	161		Wal-Mart Stores Inc
Realty Income Corp				2.25%, 7/8/2015	75	78
5.88%, 3/15/2035	149	172		2.55%, 4/11/2023	400	384
Simon Property Group LP				2.80%, 4/15/2016	149	157
2.15%, 9/15/2017	298	305		3.25%, 10/25/2020	149	158
5.65%, 2/1/2020	138	164		3.63%, 7/8/2020	149	161
5.75%, 12/1/2015	520	577		4.13%, 2/1/2019	298	333
6.75%, 2/1/2040	75	100		4.25%, 4/15/2021	149	167
10.35%, 4/1/2019	260	373		5.25%, 9/1/2035	300	342
UDR Inc				5.63%, 4/1/2040	112	135
5.25%, 1/15/2015	127	135		5.63%, 4/15/2041	520	627
Ventas Realty LP / Ventas Capital Corp				5.80%, 2/15/2018	372	444
2.70%, 4/1/2020	200	190		6.20%, 4/15/2038	75	96
4.25%, 3/1/2022	372	394		6.50%, 8/15/2037	335	441
Vornado Realty LP				7.55%, 2/15/2030	372	525
4.25%, 4/1/2015	149	156		Yum! Brands Inc
Weyerhaeuser Co				6.25%, 3/15/2018	86	102
7.38%, 3/15/2032	300	397		6.88%, 11/15/2037	71	89
		$9,363				$13,663

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Semiconductors - 0.07%				Sovereign (continued)
Intel Corp				Japan Bank for International
1.35%, 12/15/2017	$500	$497		Cooperation/Japan
3.30%, 10/1/2021	223	231		1.13%, 7/19/2017	$500	$498
4.80%, 10/1/2041	223	229		1.88%, 9/24/2015	200	206
National Semiconductor Corp				2.50%, 1/21/2016	300	314
3.95%, 4/15/2015	260	276		Mexico Government International Bond
		$1,233		3.63%, 3/15/2022	200	207
				4.75%, 3/8/2044	1,474	1,463
Software - 0.27%				5.63%, 1/15/2017	542	612
Adobe Systems Inc				5.95%, 3/19/2019	226	268
4.75%, 2/1/2020	149	164		6.05%, 1/11/2040	766	908
BMC Software Inc				6.63%, 3/3/2015	321	350
4.50%, 12/1/2022	300	306		8.30%, 8/15/2031	112	165
Fidelity National Information Services Inc				Panama Government International Bond
2.00%, 4/15/2018	400	395		5.20%, 1/30/2020	446	512
Fiserv Inc				6.70%, 1/26/2036	214	273
3.50%, 10/1/2022	400	395		8.88%, 9/30/2027	223	335
Microsoft Corp				Peruvian Government International Bond
2.95%, 6/1/2014	372	382		5.63%, 11/18/2050	372	421
4.20%, 6/1/2019	335	379		6.55%, 3/14/2037	74	95
4.50%, 10/1/2040	200	211		7.13%, 3/30/2019	90	112
5.30%, 2/8/2041	223	264		7.35%, 7/21/2025	520	703
Oracle Corp				8.75%, 11/21/2033	123	192
3.75%, 7/8/2014	500	518		Philippine Government International Bond
3.88%, 7/15/2020	223	245		5.00%, 1/13/2037	500	558
5.00%, 7/8/2019	142	166		6.50%, 1/20/2020	400	490
5.25%, 1/15/2016	223	249		8.88%, 3/17/2015	400	452
5.38%, 7/15/2040	539	625		9.38%, 1/18/2017	400	503
5.75%, 4/15/2018	520	619		9.50%, 2/2/2030	800	1,278
		$4,918		10.63%, 3/16/2025	800	1,316
Sovereign - 1.87%				Poland Government International Bond
Brazilian Government International Bond				3.88%, 7/16/2015	223	235
4.88%, 1/22/2021	743	834		5.00%, 3/23/2022	372	419
5.88%, 1/15/2019	298	348		5.13%, 4/21/2021	149	169
6.00%, 1/17/2017	300	341		6.38%, 7/15/2019	416	501
7.13%, 1/20/2037	610	799		Republic of Korea
8.00%, 1/15/2018	289	332		7.13%, 4/16/2019	90	114
8.25%, 1/20/2034	349	506		South Africa Government International Bond
8.88%, 10/14/2019	353	475		4.67%, 1/17/2024	400	415
12.25%, 3/6/2030	609	1,130		5.88%, 5/30/2022	200	230
12.75%, 1/15/2020	149	235		6.50%, 6/2/2014	60	63
10.50%, 7/14/2014	149	165		6.88%, 5/27/2019	345	411
11.00%, 8/17/2040	38	46		Svensk Exportkredit AB
Canada Government International Bond				3.25%, 9/16/2014	249	258
0.88%, 2/14/2017	745	747		5.13%, 3/1/2017	152	175
2.38%, 9/10/2014	300	308		Tennessee Valley Authority
Chile Government International Bond				4.50%, 4/1/2018	149	171
3.25%, 9/14/2021	520	534		5.25%, 9/15/2039	149	181
Colombia Government International Bond				5.38%, 4/1/2056	446	548
6.13%, 1/18/2041	300	359		6.75%, 11/1/2025	298	414
7.38%, 1/27/2017	300	357		Turkey Government International Bond
7.38%, 9/18/2037	200	273		3.25%, 3/23/2023	1,200	1,167
8.13%, 5/21/2024	149	206		4.88%, 4/16/2043	1,500	1,485
11.75%, 2/25/2020	520	792		7.00%, 9/26/2016	300	349
Export Development Canada				7.25%, 3/15/2015	500	549
2.25%, 5/28/2015	75	78		8.00%, 2/14/2034	800	1,120
Israel Government AID Bond				Uruguay Government International Bond
5.50%, 9/18/2023	75	94		4.13%, 11/20/2045	100	88
5.50%, 4/26/2024	75	95		6.88%, 9/28/2025	150	193
5.50%, 9/18/2033	38	48		8.00%, 11/18/2022	496	670
Israel Government International Bond						$34,003
5.13%, 3/26/2019	428	498		Supranational Bank - 1.34%
Italy Government International Bond				African Development Bank
3.13%, 1/26/2015	676	696		1.25%, 9/2/2016	743	756
4.75%, 1/25/2016	500	532		Asian Development Bank
5.25%, 9/20/2016	387	420		1.13%, 3/15/2017	472	479
5.38%, 6/15/2033	186	194		2.50%, 3/15/2016	595	627
6.88%, 9/27/2023	338	405		2.63%, 2/9/2015	675	701
				4.25%, 10/20/2014	149	157

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Supranational Bank (continued)					Telecommunications (continued)
Asian Development Bank	(continued)				AT&T Inc (continued)
5.82%, 6/16/2028		$45	$57		5.55%, 8/15/2041	$223	$246
6.38%, 10/1/2028		149	199		5.60%, 5/15/2018	402	475
Corp Andina de Fomento					6.15%, 9/15/2034	257	301
3.75%, 1/15/2016		12	13		6.30%, 1/15/2038	231	275
4.38%, 6/15/2022		68	72		6.50%, 9/1/2037	64	78
Council Of Europe Development Bank					6.55%, 2/15/2039	75	92
1.50%, 2/22/2017		372	380		Bellsouth Capital Funding Corp
2.75%, 2/10/2015		75	78		7.88%, 2/15/2030	216	276
European Bank for Reconstruction &					BellSouth Corp
Development					5.20%, 9/15/2014	743	786
1.00%, 2/16/2017		743	747		British Telecommunications PLC
2.50%, 3/15/2016		223	234		5.95%, 1/15/2018	110	129
2.75%, 4/20/2015		223	233		9.62%, 12/15/2030(a)	223	346
European Investment Bank					Cellco Partnership / Verizon Wireless Capital
1.00%, 3/15/2018		400	395		LLC
1.00%, 6/15/2018		600	590		8.50%, 11/15/2018	431	573
1.13%, 8/15/2014		1,400	1,413		Cisco Systems Inc
1.13%, 9/15/2017		1,500	1,497		4.45%, 1/15/2020	298	337
1.38%, 10/20/2015		500	510		4.95%, 2/15/2019	97	113
1.63%, 9/1/2015		743	761		5.50%, 2/22/2016	520	585
1.75%, 3/15/2017		372	383		5.90%, 2/15/2039	520	639
2.50%, 5/16/2016		298	314		Corning Inc
2.75%, 3/23/2015		743	774		4.75%, 3/15/2042	298	306
2.88%, 9/15/2020		743	783		Deutsche Telekom International Finance BV
3.13%, 6/4/2014		795	817		5.75%, 3/23/2016	223	251
4.88%, 2/16/2016		743	827		8.75%, 6/15/2030(a)	409	590
4.88%, 1/17/2017		900	1,026		Embarq Corp
4.88%, 2/15/2036		75	88		7.08%, 6/1/2016	298	342
5.13%, 9/13/2016		446	508		France Telecom SA
5.13%, 5/30/2017		298	346		4.13%, 9/14/2021	372	392
FMS Wertmanagement AoeR					4.38%, 7/8/2014	743	770
0.63%, 4/18/2016		500	500		5.38%, 1/13/2042	298	319
Inter-American Development Bank					8.50%, 3/1/2031(a)	435	622
1.13%, 3/15/2017		743	749		Harris Corp
2.25%, 7/15/2015		75	78		4.40%, 12/15/2020	149	159
3.88%, 9/17/2019		1,223	1,394		Juniper Networks Inc
3.88%, 2/14/2020		223	254		3.10%, 3/15/2016	223	232
4.25%, 9/14/2015		472	512		Pacific Bell Telephone Co
4.50%, 9/15/2014		223	235		7.13%, 3/15/2026	323	413
International Bank for Reconstruction &					Qwest Corp
Development					7.50%, 10/1/2014	223	242
1.00%, 9/15/2016		743	751		Rogers Communications Inc
1.13%, 8/25/2014		966	976		6.80%, 8/15/2018	312	385
2.13%, 3/15/2016		500	522		7.50%, 3/15/2015	45	50
2.38%, 5/26/2015		743	772		Telecom Italia Capital SA
7.63%, 1/19/2023		38	55		6.18%, 6/18/2014	572	597
International Finance Corp					6.38%, 11/15/2033	494	485
1.13%, 11/23/2016		672	681		7.00%, 6/4/2018	231	268
2.75%, 4/20/2015		400	418		Telefonica Emisiones SAU
Nordic Investment Bank					3.73%, 4/27/2015	100	104
5.00%, 2/1/2017		646	743		4.95%, 1/15/2015	535	563
			$24,405		5.13%, 4/27/2020	487	520
					7.05%, 6/20/2036	515	589
Telecommunications - 1.42%					Verizon Communications Inc
America Movil SAB de CV					0.70%, 11/2/2015	300	299
2.38%, 9/8/2016		743	763		2.45%, 11/1/2022	200	187
3.13%, 7/16/2022		600	573		3.00%, 4/1/2016	743	782
3.63%, 3/30/2015		300	312		4.60%, 4/1/2021	223	248
5.00%, 3/30/2020		200	220		6.25%, 4/1/2037	34	40
5.63%, 11/15/2017		45	52		6.35%, 4/1/2019	438	534
6.13%, 3/30/2040		298	338		6.40%, 2/15/2038	632	762
AT&T Inc					6.90%, 4/15/2038	162	207
1.60%, 2/15/2017		372	374		7.75%, 12/1/2030	424	571
2.50%, 8/15/2015		706	731		8.75%, 11/1/2018	447	596
3.88%, 8/15/2021		223	239		Vodafone Group PLC
4.30%, 12/15/2042(d)		406	379
4.35%, 6/15/2045(d)		697	647		2.95%, 2/19/2023	300	289
					5.38%, 1/30/2015	298	320
5.35%, 9/1/2040		573	613		5.45%, 6/10/2019	520	610
5.50%, 2/1/2018		798	934

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				California (continued)
Vodafone Group PLC (continued)				San Diego County Water Authority
5.63%, 2/27/2017	$442	$505		6.14%, 5/1/2049	$215		$275
6.15%, 2/27/2037	149	177		Santa Clara Valley Transportation Authority
		$25,752		5.88%, 4/1/2032	75		90
				State of California
Toys, Games & Hobbies - 0.00%				6.65%, 3/1/2022	225		278
Hasbro Inc				7.30%, 10/1/2039	225		313
6.35%, 3/15/2040	75	86		7.60%, 11/1/2040	520		765
				7.63%, 3/1/2040	820		1,191
Transportation - 0.31%				University of California
Burlington Northern Santa Fe LLC				1.80%, 7/1/2019	500		498
4.40%, 3/15/2042	446	437		6.55%, 5/15/2048	150		193
4.70%, 10/1/2019	97	111					$5,592
5.65%, 5/1/2017	156	180
7.95%, 8/15/2030	223	305		Colorado - 0.02%
Canadian National Railway Co				Denver City & County School District No
1.45%, 12/15/2016	149	151		1 (credit support from ST AID WITHHLDG)
2.25%, 11/15/2022	400	383		5.66%, 12/1/2033	300		367
5.55%, 3/1/2019	45	54
Canadian Pacific Railway Co				Connecticut - 0.01%
4.45%, 3/15/2023	372	401		State of Connecticut
CSX Corp				5.85%, 3/15/2032	75		93
4.75%, 5/30/2042	423	429
6.25%, 4/1/2015	30	33
6.25%, 3/15/2018	238	284		Florida - 0.03%
FedEx Corp				Florida Hurricane Catastrophe Fund Finance
				Corp
2.63%, 8/1/2022	200	192		2.11%, 7/1/2018	500		498
3.88%, 8/1/2042	200	183
Norfolk Southern Corp
3.25%, 12/1/2021	149	153		Georgia - 0.02%
4.84%, 10/1/2041	567	594		Municipal Electric Authority of Georgia
5.26%, 9/17/2014	298	315		6.64%, 4/1/2057	149		170
Ryder System Inc				State of Georgia
2.35%, 2/26/2019	400	396		4.50%, 11/1/2025	225		256
3.15%, 3/2/2015	149	154					$426
Union Pacific Corp
4.16%, 7/15/2022	121	133		Illinois - 0.15%
4.75%, 9/15/2041	223	236		Chicago Transit Authority
United Parcel Service Inc				6.20%, 12/1/2040	220		256
3.13%, 1/15/2021	372	390		6.90%, 12/1/2040	275		343
4.88%, 11/15/2040	75	83		City of Chicago IL Waterworks Revenue
6.20%, 1/15/2038	67	87		6.74%, 11/1/2040	430		564
		$5,684		County of Cook IL
				6.23%, 11/15/2034	298		332
Trucking & Leasing - 0.02%				State of Illinois
GATX Corp				4.95%, 6/1/2023	95		99
4.75%, 6/15/2022	300	320		4.96%, 3/1/2016	225		244
				5.10%, 6/1/2033	115		116
				5.67%, 3/1/2018	500		567
Water- 0.02%				7.35%, 7/1/2035	220		265
American Water Capital Corp
6.09%, 10/15/2017	223	262					$2,786
6.59%, 10/15/2037	15	19		Kansas - 0.00%
		$281		Kansas State Department of Transportation
TOTAL BONDS		$597,743		4.60%, 9/1/2035	55		61
	Principal
MUNICIPAL BONDS - 0.99%	Amount (000's)	Value(000	's)	Nevada - 0.02%
California - 0.32%				County of Clark NV Airport System Revenue
Bay Area Toll Authority				6.82%, 7/1/2045	75		104
6.26%, 4/1/2049	$300	$402		6.88%, 7/1/2042	215		251
6.92%, 4/1/2040	310	410					$355
East Bay Municipal Utility District
5.87%, 6/1/2040	180	229		New Jersey - 0.06%
				New Jersey Economic Development
Los Angeles Department of Water & Power				Authority (credit support from AGM)
6.01%, 7/1/2039	175	213		0.00%, 2/15/2023(c)	149		103
Los Angeles Unified School District/CA				New Jersey State Turnpike Authority
5.75%, 7/1/2034	245	292		7.10%, 1/1/2041	428		602
5.76%, 7/1/2029	150	178
6.76%, 7/1/2034	200	265

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
New Jersey (continued)				Wisconsin - 0.01%
New Jersey Transportation Trust Fund				State of Wisconsin (credit support from
Authority				AGM)
6.56%, 12/15/2040	$246	$323		5.70%, 5/1/2026	$150	$184
		$1,028
				TOTAL MUNICIPAL BONDS		$18,002
New York - 0.15%				U.S. GOVERNMENT & GOVERNMENT	Principal
City of New York NY
5.52%, 10/1/2037	75	89		AGENCY OBLIGATIONS - 64.44%	Amount (000's)	Value(000	's)
Metropolitan Transportation Authority				Federal Home Loan Mortgage Corporation (FHLMC) -7.67%
6.55%, 11/15/2031	200	250
6.65%, 11/15/2039	300	373		2.50%, 4/1/2027	$83	$85
6.81%, 11/15/2040	405	529		2.50%, 8/1/2027	900	919
New York City Transitional Finance Authority				2.50%, 8/1/2027	691	705
Future Tax Secured Revenue				2.50%, 12/1/2027	170	174
5.51%, 8/1/2037	350	418		2.50%, 3/1/2028	989	1,009
				2.50%, 6/1/2028(e)	5,425	5,528
New York City Water & Sewer System				2.50%, 6/1/2043(e)	500	478
5.72%, 6/15/2042	505	632		2.61%, 4/1/2038(a)	22	23
New York State Dormitory Authority				2.64%, 1/1/2042(a)	245	256
5.60%, 3/15/2040	175	212		2.72%, 6/1/2037(a)	94	101
Port Authority of New York & New Jersey				2.81%, 2/1/2037(a)	40	42
4.46%, 10/1/2062	300	295		2.97%, 6/1/2037(a)	198	212
Port Authority of New York & New
Jersey (credit support from GO OF AUTH)				3.00%, 2/1/2027	590	616
6.04%, 12/1/2029	150	190		3.00%, 2/1/2027	856	894
		$2,988		3.00%, 3/1/2027	877	915
				3.00%, 6/1/2027	2,508	2,617
Ohio- 0.03%				3.00%, 6/1/2028(e)	1,100	1,142
American Municipal Power Inc				3.00%, 2/1/2032	640	654
7.50%, 2/15/2050	225	298		3.00%, 9/1/2032	285	292
Ohio State University/The				3.00%, 4/1/2033	496	507
4.91%, 6/1/2040	175	195		3.00%, 4/1/2033	498	509
		$493		3.00%, 5/1/2043	1,200	1,203
				3.00%, 6/1/2043(e)	12,200	12,215
Puerto Rico - 0.01%				3.50%, 10/1/2025	129	135
Government Development Bank for Puerto				3.50%, 10/1/2025	81	85
Rico				3.50%, 11/1/2025	277	291
4.70%, 5/1/2016	225	226		3.50%, 11/1/2025	36	38
				3.50%, 11/1/2025	56	59
Texas- 0.14%				3.50%, 11/1/2025	199	212
City Public Service Board of San Antonio TX				3.50%, 11/1/2025	92	97
5.81%, 2/1/2041	265	334		3.50%, 12/1/2025	238	249
Dallas Area Rapid Transit				3.50%, 1/1/2026	153	160
5.02%, 12/1/2048	150	170		3.50%, 2/1/2026	126	132
Dallas Convention Center Hotel Development				3.50%, 4/1/2026	322	337
Corp				3.50%, 6/1/2026	71	74
7.09%, 1/1/2042	210	259		3.50%, 6/1/2026	53	56
Dallas County Hospital District				3.50%, 7/1/2026	244	256
5.62%, 8/15/2044	242	295		3.50%, 7/1/2026	330	346
Dallas Independent School District (credit				3.50%, 7/1/2026	48	50
support from PSF-GTD)				3.50%, 8/1/2026	198	208
6.45%, 2/15/2035	150	182		3.50%, 9/1/2026	118	124
State of Texas				3.50%, 10/1/2026	153	161
4.68%, 4/1/2040	300	333		3.50%, 1/1/2027	320	335
5.52%, 4/1/2039	390	482		3.50%, 6/1/2027(e)	500	524
Texas Transportation Commission				3.50%, 2/1/2032	594	621
5.18%, 4/1/2030	375	448		3.50%, 4/1/2032	646	674
		$2,503		3.50%, 8/1/2032	375	392
				3.50%, 2/1/2041	255	263
Utah- 0.02%				3.50%, 10/1/2041	258	267
State of Utah				3.50%, 11/1/2041	246	255
3.54%, 7/1/2025	300	321		3.50%, 1/1/2042	532	550
				3.50%, 2/1/2042	221	228
Washington - 0.00%				3.50%, 3/1/2042	271	280
State of Washington				3.50%, 3/1/2042	66	68
5.09%, 8/1/2033	70	81		3.50%, 4/1/2042	658	681
				3.50%, 4/1/2042	694	718
				3.50%, 4/1/2042	682	708
				3.50%, 4/1/2042	620	641
				3.50%, 6/1/2042	436	451
				3.50%, 6/1/2042	1,793	1,854

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal Home Loan Mortgage Corporation (FHLMC)(continued)

3.50%, 8/1/2042	$444	$459		4.50%, 7/1/2024	$108	$115
3.50%, 8/1/2042	832	860		4.50%, 9/1/2024	160	171
3.50%, 6/1/2043(e)	6,100	6,300		4.50%, 9/1/2024	139	146
4.00%, 6/1/2014	22	23		4.50%, 4/1/2025	174	184
4.00%, 4/1/2019	136	143		4.50%, 5/1/2025	127	134
4.00%, 7/1/2024	207	218		4.50%, 7/1/2025	206	221
4.00%, 12/1/2024	70	76		4.50%, 8/1/2025	672	713
4.00%, 1/1/2025	206	218		4.50%, 2/1/2030	160	171
4.00%, 2/1/2025	191	201		4.50%, 8/1/2030	126	134
4.00%, 3/1/2025	161	169		4.50%, 5/1/2031	146	159
4.00%, 3/1/2025	124	131		4.50%, 5/1/2034	12	13
4.00%, 4/1/2025	178	188		4.50%, 8/1/2036	152	162
4.00%, 6/1/2025	164	173		4.50%, 2/1/2039	493	523
4.00%, 6/1/2025	175	185		4.50%, 3/1/2039	239	260
4.00%, 7/1/2025	61	64		4.50%, 4/1/2039	727	771
4.00%, 8/1/2025	155	168		4.50%, 5/1/2039	373	396
4.00%, 8/1/2025	107	113		4.50%, 6/1/2039	382	405
4.00%, 9/1/2025	35	37		4.50%, 9/1/2039	1,122	1,190
4.00%, 10/1/2025	422	445		4.50%, 10/1/2039	459	503
4.00%, 2/1/2026	190	201		4.50%, 11/1/2039	341	361
4.00%, 3/1/2026	16	17		4.50%, 11/1/2039	525	557
4.00%, 5/1/2026	457	483		4.50%, 11/1/2039	426	452
4.00%, 7/1/2026	295	312		4.50%, 12/1/2039	577	632
4.00%, 6/1/2028(e)	900	949		4.50%, 12/1/2039	231	245
4.00%, 12/1/2030	392	416		4.50%, 2/1/2040	475	521
4.00%, 8/1/2031	442	469		4.50%, 2/1/2040	86	91
4.00%, 10/1/2031	574	610		4.50%, 2/1/2040	411	436
4.00%, 11/1/2031	174	185		4.50%, 2/1/2040	491	538
4.00%, 12/1/2031	281	298		4.50%, 4/1/2040	481	511
4.00%, 7/1/2039	214	232		4.50%, 5/1/2040	461	501
4.00%, 9/1/2039	122	132		4.50%, 5/1/2040	173	184
4.00%, 12/1/2039	201	211		4.50%, 6/1/2040	639	678
4.00%, 12/1/2039	111	117		4.50%, 7/1/2040	343	373
4.00%, 1/1/2040	177	187		4.50%, 7/1/2040	347	378
4.00%, 3/1/2040	116	122		4.50%, 8/1/2040	173	184
4.00%, 9/1/2040	215	226		4.50%, 8/1/2040	664	718
4.00%, 10/1/2040	222	234		4.50%, 8/1/2040	1,026	1,089
4.00%, 10/1/2040	21	22		4.50%, 8/1/2040	337	358
4.00%, 10/1/2040	520	555		4.50%, 8/1/2040	216	233
4.00%, 12/1/2040	304	328		4.50%, 9/1/2040	100	107
4.00%, 12/1/2040	278	292		4.50%, 9/1/2040	159	169
4.00%, 12/1/2040	316	342		4.50%, 2/1/2041	14	15
4.00%, 12/1/2040	222	233		4.50%, 2/1/2041	316	335
4.00%, 12/1/2040	566	595		4.50%, 3/1/2041	429	456
4.00%, 2/1/2041	507	533		4.50%, 3/1/2041	25	27
4.00%, 2/1/2041	619	650		4.50%, 3/1/2041	689	733
4.00%, 4/1/2041	257	270		4.50%, 3/1/2041	500	532
4.00%, 7/1/2041	208	219		4.50%, 4/1/2041	257	272
4.00%, 8/1/2041	578	608		4.50%, 4/1/2041	601	640
4.00%, 8/1/2041	203	213		4.50%, 5/1/2041	641	681
4.00%, 10/1/2041	274	288		4.50%, 5/1/2041	215	229
4.00%, 10/1/2041	79	83		4.50%, 6/1/2041	308	333
4.00%, 10/1/2041	677	712		4.50%, 6/1/2041	432	458
4.00%, 10/1/2041	303	318		4.50%, 6/1/2041	266	283
4.00%, 10/1/2041	665	699		4.50%, 7/1/2041	403	428
4.00%, 11/1/2041	454	477		4.50%, 7/1/2041	428	455
4.00%, 11/1/2041	606	638		4.50%, 7/1/2041	11	12
4.00%, 11/1/2041	371	390		4.50%, 8/1/2041	351	373
4.00%, 12/1/2041	749	787		4.50%, 10/1/2041	519	552
4.00%, 3/1/2042	632	668		4.50%, 6/1/2043(e)	600	636
4.00%, 6/1/2043(e)	4,200	4,415		4.90%, 6/1/2038(a)	40	43
4.50%, 11/1/2018	136	144		5.00%, 10/1/2017	277	293
4.50%, 4/1/2019	3	3		5.00%, 12/1/2017	349	371
4.50%, 4/1/2019	113	120		5.00%, 5/1/2018	50	53
4.50%, 6/1/2019	11	12		5.00%, 8/1/2018	82	87
4.50%, 4/1/2023	96	101		5.00%, 4/1/2019	56	60
4.50%, 1/1/2024	55	59		5.00%, 12/1/2019	173	184
4.50%, 1/1/2024	129	139		5.00%, 6/1/2020	251	269
4.50%, 4/1/2024	497	528		5.00%, 4/1/2021	393	422

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal Home Loan Mortgage Corporation (FHLMC)(continued)

5.00%, 2/1/2022	$61	$66		5.50%, 5/1/2036	$260	$281
5.00%, 9/1/2022	78	84		5.50%, 5/1/2036	76	82
5.00%, 6/1/2023	58	63		5.50%, 7/1/2036	239	258
5.00%, 7/1/2024	75	81		5.50%, 11/1/2036	164	177
5.00%, 6/1/2025	83	88		5.50%, 2/1/2037	11	11
5.00%, 6/1/2028	501	538		5.50%, 2/1/2037	547	588
5.00%, 6/1/2028(e)	300	318		5.50%, 3/1/2037	261	282
5.00%, 2/1/2030	76	81		5.50%, 7/1/2037	153	165
5.00%, 3/1/2030	55	58		5.50%, 7/1/2037	25	27
5.00%, 8/1/2033	410	442		5.50%, 9/1/2037	87	93
5.00%, 8/1/2033	79	85		5.50%, 11/1/2037	103	111
5.00%, 9/1/2033	173	186		5.50%, 1/1/2038	425	459
5.00%, 3/1/2034	94	101		5.50%, 1/1/2038	84	90
5.00%, 4/1/2034	208	223		5.50%, 2/1/2038	10	11
5.00%, 5/1/2034	263	283		5.50%, 4/1/2038	4	4
5.00%, 5/1/2035	379	405		5.50%, 4/1/2038	25	27
5.00%, 8/1/2035	114	123		5.50%, 4/1/2038	35	38
5.00%, 8/1/2035	51	54		5.50%, 5/1/2038	80	86
5.00%, 9/1/2035	156	168		5.50%, 5/1/2038	46	50
5.00%, 9/1/2035	366	392		5.50%, 6/1/2038	29	31
5.00%, 10/1/2035	162	174		5.50%, 6/1/2038	104	112
5.00%, 12/1/2035	542	582		5.50%, 7/1/2038	55	59
5.00%, 12/1/2035	354	380		5.50%, 7/1/2038	246	266
5.00%, 1/1/2036	96	103		5.50%, 8/1/2038	371	400
5.00%, 4/1/2036	17	19		5.50%, 9/1/2038	95	102
5.00%, 8/1/2036	279	298		5.50%, 10/1/2038	33	36
5.00%, 11/1/2036	926	994		5.50%, 11/1/2038	65	70
5.00%, 5/1/2037	64	68		5.50%, 12/1/2038	660	710
5.00%, 2/1/2038	236	252		5.50%, 1/1/2039	474	510
5.00%, 6/1/2038	81	86		5.50%, 1/1/2039	194	209
5.00%, 9/1/2038	22	23		5.50%, 4/1/2039	255	279
5.00%, 1/1/2039	354	379		5.50%, 12/1/2039	372	400
5.00%, 2/1/2039	105	112		5.50%, 1/1/2040	276	302
5.00%, 2/1/2039	196	209		5.50%, 3/1/2040	54	58
5.00%, 3/1/2039	257	282		5.50%, 6/1/2040	407	438
5.00%, 7/1/2039	283	308		5.50%, 6/1/2043(e)	3,700	3,979
5.00%, 8/1/2039	16	17		6.00%, 7/1/2017	3	3
5.00%, 9/1/2039	485	532		6.00%, 5/1/2021	16	16
5.00%, 10/1/2039	287	317		6.00%, 11/1/2022	50	55
5.00%, 1/1/2040	559	614		6.00%, 2/1/2027	133	145
5.00%, 3/1/2040	104	112		6.00%, 7/1/2029	19	20
5.00%, 7/1/2040	368	396		6.00%, 7/1/2029	7	8
5.00%, 7/1/2040	395	426		6.00%, 2/1/2031	14	15
5.00%, 8/1/2040	304	333		6.00%, 12/1/2031	20	22
5.00%, 8/1/2040	998	1,091		6.00%, 1/1/2032	202	224
5.00%, 9/1/2040	39	42		6.00%, 6/1/2034	268	298
5.00%, 4/1/2041	328	358		6.00%, 8/1/2034	44	49
5.00%, 5/1/2041	83	88		6.00%, 6/1/2035	4	4
5.00%, 9/1/2041	494	540		6.00%, 5/1/2036	220	241
5.00%, 10/1/2041	505	550		6.00%, 6/1/2036	256	281
5.00%, 6/1/2043(e)	4,300	4,596		6.00%, 11/1/2036	18	19
5.50%, 10/1/2016	47	50		6.00%, 11/1/2036	396	430
5.50%, 2/1/2017	59	63		6.00%, 12/1/2036	678	738
5.50%, 12/1/2017	219	233		6.00%, 2/1/2037	29	31
5.50%, 1/1/2018	110	118		6.00%, 5/1/2037	27	30
5.50%, 1/1/2018	26	27		6.00%, 10/1/2037	190	206
5.50%, 1/1/2022	62	67		6.00%, 10/1/2037	107	117
5.50%, 12/1/2032	239	259		6.00%, 11/1/2037	219	238
5.50%, 3/1/2033	30	32		6.00%, 12/1/2037	468	508
5.50%, 12/1/2033	15	16		6.00%, 12/1/2037	40	43
5.50%, 1/1/2034	549	595		6.00%, 1/1/2038	220	239
5.50%, 1/1/2034	94	102		6.00%, 1/1/2038	633	688
5.50%, 3/1/2034	254	273		6.00%, 1/1/2038	176	191
5.50%, 10/1/2034	19	20		6.00%, 1/1/2038	174	191
5.50%, 10/1/2034	112	122		6.00%, 1/1/2038	47	51
5.50%, 2/1/2035	13	14		6.00%, 1/1/2038(a)	47	52
5.50%, 2/1/2035	208	225		6.00%, 4/1/2038	23	25
5.50%, 3/1/2035	140	151		6.00%, 5/1/2038	233	256
5.50%, 11/1/2035	237	256		6.00%, 6/1/2038	350	381

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)
				Federal National Mortgage Association (FNMA) (continued)
				3.00%, 7/1/2027	$1,172	$1,222
6.00%, 7/1/2038	$156	$170		3.00%, 8/1/2027	877	913
6.00%, 7/1/2038	103	112		3.00%, 1/1/2033	1,955	1,998
6.00%, 7/1/2038	5	5		3.00%, 4/1/2033	1,985	2,029
6.00%, 8/1/2038	76	83
6.00%, 9/1/2038	103	113		3.00%, 4/1/2042	788	793
				3.00%, 4/1/2043	1,300	1,307
6.00%, 9/1/2038	85	92		3.00%, 5/1/2043	1,300	1,307
6.00%, 11/1/2038	379	420		3.00%, 6/1/2043(e)	22,600	22,699
6.00%, 12/1/2039	37	41		3.03%, 12/1/2041(a)	269	282
6.50%, 12/1/2015	1	1		3.19%, 6/1/2040(a)	142	149
6.50%, 6/1/2017	33	35		3.26%, 12/1/2039(a)	230	245
6.50%, 4/1/2028	3	3		3.26%, 7/1/2040(a)	334	354
6.50%, 3/1/2029	4	5		3.27%, 12/1/2040(a)	183	193
6.50%, 5/1/2031	25	28		3.32%, 3/1/2040(a)	126	134
6.50%, 6/1/2031	4	4		3.44%, 1/1/2040(a)	213	224
6.50%, 6/1/2031	1	1		3.48%, 2/1/2041(a)	159	167
6.50%, 10/1/2031	2	2
6.50%, 2/1/2032	2	3		3.50%, 8/1/2020	438	461
				3.50%, 10/1/2020	177	187
6.50%, 5/1/2032	4	5		3.50%, 11/1/2020	341	360
6.50%, 4/1/2035	17	20
6.50%, 3/1/2036	61	69		3.50%, 8/1/2025	169	177
				3.50%, 10/1/2025	122	129
6.50%, 9/1/2036	78	89		3.50%, 11/1/2025	139	146
6.50%, 8/1/2037	23	26
6.50%, 10/1/2037	132	149		3.50%, 12/1/2025	168	176
				3.50%, 12/1/2025	237	253
6.50%, 11/1/2037	125	140		3.50%, 1/1/2026	482	507
6.50%, 12/1/2037	20	22
6.50%, 2/1/2038	27	30		3.50%, 2/1/2026	317	334
				3.50%, 5/1/2026	75	79
6.50%, 9/1/2038	137	155		3.50%, 6/1/2026	368	387
6.50%, 9/1/2038	161	175
6.50%, 10/1/2038	30	34		3.50%, 7/1/2026	62	66
				3.50%, 8/1/2026	578	608
6.50%, 1/1/2039	104	118		3.50%, 9/1/2026	455	479
6.50%, 9/1/2039	154	174
7.00%, 10/1/2029	4	5		3.50%, 10/1/2026	228	240
				3.50%, 12/1/2026	679	715
7.00%, 11/1/2030	2	2		3.50%, 1/1/2027	731	769
7.00%, 1/1/2031	1	2		3.50%, 1/1/2027	453	476
7.00%, 9/1/2031	30	36		3.50%, 6/1/2028 (e)	1,300	1,367
7.00%, 1/1/2032	3	4		3.50%, 1/1/2031	80	83
7.00%, 9/1/2038	63	72
7.50%, 12/1/2015	2	2		3.50%, 4/1/2031	149	155
				3.50%, 4/1/2032	97	101
7.50%, 7/1/2029	103	124		3.50%, 4/1/2032	613	640
7.50%, 1/1/2030	3	4
7.50%, 2/1/2030	1	1		3.50%, 5/1/2032	1,283	1,339
				3.50%, 7/1/2032	381	397
7.50%, 7/1/2030	1	1		3.50%, 9/1/2032	554	578
7.50%, 8/1/2030	1	1
7.50%, 10/1/2030	11	13		3.50%, 10/1/2040	77	79
				3.50%, 11/1/2040	248	257
7.50%, 12/1/2030	1	1		3.50%, 12/1/2040	276	286
		$139,559		3.50%, 1/1/2041	177	183
Federal National Mortgage Association (FNMA) - 13.30%				3.50%, 2/1/2041	105	109
2.50%, 11/1/2026	861	880		3.50%, 2/1/2041	111	115
2.50%, 5/1/2027	27	28		3.50%, 3/1/2041	403	418
2.50%, 6/1/2027(e)	11,800	12,040		3.50%, 3/1/2041	630	653
2.50%, 7/1/2027	177	180		3.50%, 10/1/2041	1,067	1,105
2.50%, 1/1/2028	29	30		3.50%, 12/1/2041	1,071	1,109
2.50%, 4/1/2038(a)	84	90		3.50%, 1/1/2042	571	592
2.50%, 6/1/2043(e)	900	864		3.50%, 1/1/2042	596	617
2.51%, 7/1/2041	258	269		3.50%, 1/1/2042	675	699
2.52%, 4/1/2037(a)	73	78		3.50%, 2/1/2042	153	158
2.60%, 2/1/2042(a)	445	463		3.50%, 2/1/2042	247	256
2.79%, 10/1/2047(a)	53	56		3.50%, 3/1/2042	341	353
2.82%, 2/1/2042(a)	289	303		3.50%, 3/1/2042	639	663
2.83%, 1/1/2042(a)	553	580		3.50%, 3/1/2042	893	932
3.00%, 9/1/2026	467	487		3.50%, 3/1/2042	286	296
3.00%, 11/1/2026	528	550		3.50%, 3/1/2042	616	639
3.00%, 11/1/2026	733	763		3.50%, 3/1/2042	610	632
3.00%, 1/1/2027	363	378		3.50%, 4/1/2042	594	616
3.00%, 2/1/2027	330	346		3.50%, 4/1/2042	481	499
3.00%, 4/1/2027	555	578		3.50%, 4/1/2042	545	565
3.00%, 4/1/2027	584	609		3.50%, 5/1/2042	248	257
3.00%, 6/1/2027(e)	3,300	3,434		3.50%, 5/1/2042	691	716

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 7/1/2042	$1,645	$1,705		4.00%, 10/1/2040	$176	$186
3.50%, 8/1/2042	637	660		4.00%, 10/1/2040	251	265
3.50%, 9/1/2042	623	646		4.00%, 11/1/2040	132	139
3.50%, 10/1/2042	983	1,019		4.00%, 12/1/2040	311	333
3.50%, 5/1/2043	1,199	1,244		4.00%, 12/1/2040	473	499
3.50%, 6/1/2043(e)	11,800	12,219		4.00%, 12/1/2040	140	147
3.57%, 8/1/2040(a)	153	162		4.00%, 12/1/2040	370	390
3.57%, 5/1/2041(a)	178	187		4.00%, 12/1/2040	551	581
3.62%, 5/1/2041(a)	194	205		4.00%, 1/1/2041	49	51
3.69%, 2/1/2040(a)	225	239		4.00%, 1/1/2041	222	234
4.00%, 4/1/2014	50	53		4.00%, 1/1/2041	2,245	2,367
4.00%, 5/1/2014	14	15		4.00%, 1/1/2041	386	407
4.00%, 9/1/2018	468	498		4.00%, 1/1/2041	614	647
4.00%, 5/1/2024	117	125		4.00%, 2/1/2041	904	956
4.00%, 5/1/2024	125	133		4.00%, 2/1/2041	360	380
4.00%, 7/1/2024	164	174		4.00%, 2/1/2041	548	578
4.00%, 7/1/2024	257	273		4.00%, 2/1/2041	284	300
4.00%, 9/1/2024	91	98		4.00%, 2/1/2041	553	584
4.00%, 11/1/2024	249	264		4.00%, 3/1/2041	542	573
4.00%, 11/1/2024	48	51		4.00%, 3/1/2041	263	277
4.00%, 1/1/2025	175	186		4.00%, 8/1/2041	171	180
4.00%, 3/1/2025	187	198		4.00%, 9/1/2041	981	1,036
4.00%, 4/1/2025	54	57		4.00%, 9/1/2041	1,113	1,174
4.00%, 5/1/2025	57	61		4.00%, 10/1/2041	503	531
4.00%, 5/1/2025	173	184		4.00%, 10/1/2041	1,051	1,110
4.00%, 5/1/2025	134	143		4.00%, 10/1/2041	93	98
4.00%, 5/1/2025	173	184		4.00%, 11/1/2041	543	573
4.00%, 5/1/2025	36	38		4.00%, 11/1/2041	188	199
4.00%, 6/1/2025	82	87		4.00%, 11/1/2041	775	819
4.00%, 6/1/2025	116	124		4.00%, 11/1/2041	450	475
4.00%, 8/1/2025	125	133		4.00%, 12/1/2041	506	535
4.00%, 9/1/2025	205	218		4.00%, 12/1/2041	486	513
4.00%, 11/1/2025	247	262		4.00%, 12/1/2041	1,395	1,473
4.00%, 12/1/2025	265	282		4.00%, 12/1/2041	490	517
4.00%, 1/1/2026	134	142		4.00%, 12/1/2041	746	788
4.00%, 3/1/2026	403	428		4.00%, 1/1/2042	544	574
4.00%, 3/1/2026	34	36		4.00%, 1/1/2042	698	737
4.00%, 5/1/2026	228	242		4.00%, 2/1/2042	343	364
4.00%, 6/1/2026	219	235		4.00%, 6/1/2043(e)	4,700	4,954
4.00%, 7/1/2026	198	211		4.50%, 11/1/2014	199	212
4.00%, 9/1/2026	453	481		4.50%, 2/1/2018	177	189
4.00%, 6/1/2028(e)	800	849		4.50%, 5/1/2018	283	302
4.00%, 4/1/2029	62	66		4.50%, 3/1/2019	239	254
4.00%, 10/1/2030	163	173		4.50%, 5/1/2019	303	323
4.00%, 12/1/2030	231	245		4.50%, 9/1/2020	52	56
4.00%, 2/1/2031	413	438		4.50%, 12/1/2020	403	431
4.00%, 7/1/2031	266	282		4.50%, 5/1/2022	142	152
4.00%, 10/1/2031	127	135		4.50%, 2/1/2024	31	33
4.00%, 11/1/2031	227	241		4.50%, 4/1/2024	20	21
4.00%, 12/1/2031	180	191		4.50%, 4/1/2024	26	28
4.00%, 1/1/2032	287	307		4.50%, 11/1/2024	92	99
4.00%, 3/1/2039	98	103		4.50%, 12/1/2024	108	115
4.00%, 5/1/2039	15	16		4.50%, 12/1/2024	181	198
4.00%, 8/1/2039	264	279		4.50%, 2/1/2025	184	199
4.00%, 8/1/2039	40	42		4.50%, 2/1/2025	287	309
4.00%, 10/1/2039	84	89		4.50%, 4/1/2025	33	35
4.00%, 11/1/2039	53	56		4.50%, 4/1/2025	23	25
4.00%, 11/1/2039	278	294		4.50%, 5/1/2025	271	289
4.00%, 12/1/2039	110	116		4.50%, 4/1/2026	321	344
4.00%, 2/1/2040	10	11		4.50%, 6/1/2028(e)	1,680	1,791
4.00%, 2/1/2040	322	340		4.50%, 7/1/2029	31	33
4.00%, 5/1/2040	276	291		4.50%, 2/1/2030	151	161
4.00%, 5/1/2040	39	41		4.50%, 4/1/2030	54	58
4.00%, 8/1/2040	153	161		4.50%, 8/1/2030	241	258
4.00%, 10/1/2040	292	308		4.50%, 9/1/2030	386	413
4.00%, 10/1/2040	505	532		4.50%, 1/1/2031	157	168
4.00%, 10/1/2040	179	188		4.50%, 4/1/2031	97	104
4.00%, 10/1/2040	83	87		4.50%, 5/1/2031	142	154
4.00%, 10/1/2040	115	121		4.50%, 7/1/2031	558	606

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 8/1/2031	$286	$307		5.00%, 4/1/2018	$4		$4
4.50%, 8/1/2033	65	70		5.00%, 6/1/2018	731		782
4.50%, 8/1/2033	171	183		5.00%, 11/1/2018	26		28
4.50%, 11/1/2033	405	432		5.00%, 6/1/2019	178		190
4.50%, 1/1/2036	15	17		5.00%, 7/1/2019	177		189
4.50%, 3/1/2036	38	41		5.00%, 9/1/2019	861		922
4.50%, 6/1/2038	232	249		5.00%, 12/1/2020	5		6
4.50%, 1/1/2039	26	28		5.00%, 11/1/2021	78		83
4.50%, 1/1/2039	70	75		5.00%, 2/1/2023	113		122
4.50%, 2/1/2039	138	148		5.00%, 7/1/2023	15		16
4.50%, 4/1/2039	394	438		5.00%, 12/1/2023	100		108
4.50%, 4/1/2039	96	103		5.00%, 12/1/2023	36		38
4.50%, 4/1/2039	394	431		5.00%, 1/1/2024	166		179
4.50%, 6/1/2039	534	588		5.00%, 1/1/2024	107		115
4.50%, 6/1/2039	652	697		5.00%, 7/1/2024	72		79
4.50%, 6/1/2039	221	242		5.00%, 6/1/2028(e)	900		961
4.50%, 6/1/2039	147	157		5.00%, 4/1/2029	142		153
4.50%, 7/1/2039	208	228		5.00%, 3/1/2030	223		242
4.50%, 7/1/2039	460	504		5.00%, 8/1/2030	273		303
4.50%, 7/1/2039	424	453		5.00%, 5/1/2033	129		140
4.50%, 8/1/2039	225	247		5.00%, 5/1/2033	84		91
4.50%, 9/1/2039	231	246		5.00%, 7/1/2033	686		745
4.50%, 10/1/2039	429	458		5.00%, 8/1/2033	26		28
4.50%, 10/1/2039	722	771		5.00%, 9/1/2033	296		322
4.50%, 12/1/2039	161	172		5.00%, 11/1/2033	346		377
4.50%, 12/1/2039	207	221		5.00%, 2/1/2034	46		50
4.50%, 12/1/2039	388	425		5.00%, 3/1/2034	62		67
4.50%, 12/1/2039	543	602		5.00%, 5/1/2034	461		500
4.50%, 12/1/2039	245	273		5.00%, 2/1/2035	425		463
4.50%, 1/1/2040	527	584		5.00%, 3/1/2035	43		47
4.50%, 2/1/2040	368	405		5.00%, 4/1/2035	74		80
4.50%, 2/1/2040	225	246		5.00%, 6/1/2035	887		964
4.50%, 3/1/2040	245	262		5.00%, 7/1/2035	46		50
4.50%, 3/1/2040	30	32		5.00%, 7/1/2035	415		450
4.50%, 4/1/2040	495	530		5.00%, 7/1/2035	145		157
4.50%, 5/1/2040	231	247		5.00%, 9/1/2035	73		79
4.50%, 5/1/2040	718	768		5.00%, 10/1/2035	211		229
4.50%, 5/1/2040	1,067	1,162		5.00%, 1/1/2036	402		436
4.50%, 5/1/2040	233	256		5.00%, 3/1/2036	397		431
4.50%, 6/1/2040	215	236		5.00%, 3/1/2036	869		945
4.50%, 7/1/2040	239	262		5.00%, 7/1/2036	462		502
4.50%, 8/1/2040	364	389		5.00%, 2/1/2037	29		32
4.50%, 9/1/2040	1,122	1,200		5.00%, 4/1/2037	7		8
4.50%, 9/1/2040	291	311		5.00%, 7/1/2037	132		144
4.50%, 9/1/2040	160	171		5.00%, 2/1/2038	1,002		1,085
4.50%, 9/1/2040	190	203		5.00%, 4/1/2038	149		160
4.50%, 10/1/2040	43	47		5.00%, 6/1/2038	54		59
4.50%, 10/1/2040	899	962		5.00%, 1/1/2039	243		269
4.50%, 12/1/2040	163	175		5.00%, 2/1/2039	412		460
4.50%, 3/1/2041	321	344		5.00%, 3/1/2039	171		185
4.50%, 3/1/2041	240	256		5.00%, 4/1/2039	154		166
4.50%, 4/1/2041	285	305		5.00%, 4/1/2039	261		288
4.50%, 5/1/2041	428	458		5.00%, 4/1/2039	397		436
4.50%, 6/1/2041	412	441		5.00%, 7/1/2039	373		413
4.50%, 6/1/2041	973	1,042		5.00%, 10/1/2039	308		341
4.50%, 6/1/2041	224	240		5.00%, 12/1/2039	551		605
4.50%, 7/1/2041	269	288		5.00%, 12/1/2039	223		250
4.50%, 7/1/2041	273	297		5.00%, 1/1/2040	450		503
4.50%, 7/1/2041	481	515		5.00%, 2/1/2040	531		598
4.50%, 8/1/2041	450	482		5.00%, 5/1/2040	196		214
4.50%, 9/1/2041	454	486		5.00%, 6/1/2040	443		490
4.50%, 10/1/2041	481	515		5.00%, 6/1/2040	35		38
4.50%, 11/1/2041	525	562		5.00%, 6/1/2040	138		151
4.50%, 11/1/2041	484	518		5.00%, 6/1/2040	484		529
4.50%, 11/1/2041	474	507		5.00%, 8/1/2040	682		746
4.50%, 12/1/2041	509	544		5.00%, 8/1/2040	190		209
4.50%, 6/1/2043(e)	5,700	6,090		5.00%, 8/1/2040	236		258
5.00%, 4/1/2014	9	9		5.00%, 11/1/2040	270		295
5.00%, 12/1/2017	29	31		5.00%, 4/1/2041	218		237

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 5/1/2041	$297	$325		5.50%, 6/1/2038	$23	$25
5.00%, 5/1/2041	289	316		5.50%, 6/1/2038	25	27
5.00%, 5/1/2041	274	304		5.50%, 7/1/2038	113	122
5.00%, 5/1/2041	345	378		5.50%, 7/1/2038	159	175
5.00%, 6/1/2043(e)	4,900	5,285		5.50%, 8/1/2038	3	3
5.15%, 6/1/2037(a)	110	119		5.50%, 9/1/2038	48	52
5.40%, 1/1/2036(a)	85	91		5.50%, 10/1/2038	22	24
5.50%, 2/1/2014	19	20		5.50%, 11/1/2038	85	92
5.50%, 2/1/2015	68	73		5.50%, 11/1/2038	137	149
5.50%, 1/1/2017	174	186		5.50%, 11/1/2038	95	103
5.50%, 5/1/2019	38	41		5.50%, 11/1/2038	1,172	1,270
5.50%, 1/1/2021	37	40		5.50%, 11/1/2038	87	95
5.50%, 5/1/2021	50	54		5.50%, 12/1/2038	203	221
5.50%, 10/1/2021	41	44		5.50%, 12/1/2038	128	139
5.50%, 11/1/2022	68	74		5.50%, 12/1/2038	88	96
5.50%, 2/1/2023	83	91		5.50%, 1/1/2039	84	91
5.50%, 7/1/2023	71	78		5.50%, 4/1/2039	99	107
5.50%, 12/1/2023	52	56		5.50%, 7/1/2039	482	522
5.50%, 1/1/2025	290	316		5.50%, 9/1/2039	235	255
5.50%, 5/1/2025	304	331		5.50%, 10/1/2039	105	115
5.50%, 8/1/2027	15	16		5.50%, 12/1/2039	192	209
5.50%, 6/1/2028	88	95		5.50%, 12/1/2039	441	492
5.50%, 9/1/2028	26	28		5.50%, 6/1/2040	82	89
5.50%, 1/1/2029	50	55		5.50%, 7/1/2040	182	200
5.50%, 12/1/2029	182	197		5.50%, 6/1/2043(e)	3,000	3,250
5.50%, 6/1/2033	101	110		6.00%, 1/1/2014	2	2
5.50%, 4/1/2034	270	296		6.00%, 1/1/2016	15	15
5.50%, 4/1/2034	477	522		6.00%, 10/1/2016	5	5
5.50%, 4/1/2034	353	387		6.00%, 6/1/2017	18	19
5.50%, 5/1/2034	294	321		6.00%, 6/1/2017	174	183
5.50%, 6/1/2034	12	13		6.00%, 11/1/2017	19	19
5.50%, 11/1/2034	237	260		6.00%, 5/1/2024	60	61
5.50%, 1/1/2035	57	63		6.00%, 12/1/2032	158	177
5.50%, 1/1/2035	280	307		6.00%, 1/1/2033	45	50
5.50%, 3/1/2035	117	128		6.00%, 10/1/2033	44	49
5.50%, 4/1/2035	11	12		6.00%, 12/1/2033	108	121
5.50%, 4/1/2035	162	177		6.00%, 10/1/2034	207	231
5.50%, 8/1/2035	87	95		6.00%, 12/1/2034	78	87
5.50%, 9/1/2035	20	21		6.00%, 1/1/2035	295	327
5.50%, 10/1/2035	22	25		6.00%, 7/1/2035	797	885
5.50%, 10/1/2035	29	32		6.00%, 7/1/2035	300	335
5.50%, 12/1/2035	106	115		6.00%, 10/1/2035	281	310
5.50%, 1/1/2036	47	51		6.00%, 5/1/2036	22	24
5.50%, 4/1/2036	303	332		6.00%, 5/1/2036	35	38
5.50%, 4/1/2036	20	22		6.00%, 6/1/2036	200	218
5.50%, 5/1/2036	1,544	1,683		6.00%, 11/1/2036	41	45
5.50%, 7/1/2036	166	182		6.00%, 12/1/2036	605	661
5.50%, 8/1/2036	388	423		6.00%, 2/1/2037	294	322
5.50%, 9/1/2036	178	195		6.00%, 2/1/2037	90	98
5.50%, 9/1/2036	443	485		6.00%, 3/1/2037	215	234
5.50%, 11/1/2036	80	87		6.00%, 3/1/2037	637	693
5.50%, 11/1/2036	131	142		6.00%, 6/1/2037	112	122
5.50%, 1/1/2037	178	194		6.00%, 7/1/2037	72	79
5.50%, 2/1/2037	322	355		6.00%, 7/1/2037	57	62
5.50%, 2/1/2037	12	13		6.00%, 9/1/2037	310	338
5.50%, 5/1/2037	1,000	1,084		6.00%, 10/1/2037	40	44
5.50%, 5/1/2037	159	175		6.00%, 11/1/2037	41	44
5.50%, 6/1/2037	23	25		6.00%, 11/1/2037	8	9
5.50%, 7/1/2037	37	40		6.00%, 11/1/2037	696	758
5.50%, 7/1/2037	28	30		6.00%, 11/1/2037	65	71
5.50%, 8/1/2037	22	24		6.00%, 11/1/2037	7	7
5.50%, 1/1/2038	61	66		6.00%, 12/1/2037	31	34
5.50%, 1/1/2038	47	51		6.00%, 12/1/2037	99	108
5.50%, 2/1/2038	206	225		6.00%, 1/1/2038	114	125
5.50%, 2/1/2038	458	499		6.00%, 1/1/2038	300	327
5.50%, 3/1/2038	186	208		6.00%, 1/1/2038	160	175
5.50%, 3/1/2038	139	151		6.00%, 2/1/2038	5	5
5.50%, 5/1/2038	342	371		6.00%, 2/1/2038	58	65
5.50%, 5/1/2038	96	104		6.00%, 3/1/2038	95	106

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Government National Mortgage Association (GNMA)(continued)
Federal National Mortgage Association (FNMA) (continued)
6.00%, 5/1/2038	$38	$43		3.00%, 2/20/2041(a)	$435	$460
6.00%, 5/1/2038	614	671		3.00%, 11/20/2041(a)	719	760
6.00%, 5/1/2038	102	111		3.00%, 2/20/2042(a)	606	641
6.00%, 5/1/2038	19	21		3.00%, 4/20/2042(a)	1,458	1,542
6.00%, 5/1/2038	318	346		3.00%, 7/20/2042(a)	861	911
6.00%, 5/1/2038	80	87
6.00%, 5/1/2038	14	15		3.00%, 9/20/2042	996	1,016
				3.00%, 12/20/2042	1,474	1,503
6.00%, 8/1/2038	4	5		3.00%, 3/20/2043	1,493	1,522
6.00%, 8/1/2038	140	153		3.00%, 3/20/2043	996	1,016
6.00%, 9/1/2038	478	521		3.00%, 6/1/2043 (e)	2,500	2,545
6.00%, 9/1/2038	5	6		3.00%, 6/1/2043	8,100	8,246
6.00%, 10/1/2038	294	320
6.00%, 10/1/2038	73	79		3.50%, 12/15/2025	92	98
				3.50%, 5/15/2026	132	140
6.00%, 12/1/2038	68	74		3.50%, 3/20/2027	299	318
6.00%, 10/1/2039	187	204
6.00%, 4/1/2040	399	435		3.50%, 4/20/2027	554	588
				3.50%, 7/20/2040	150	160
6.00%, 9/1/2040	130	142		3.50%, 1/20/2041	414	437
6.00%, 10/1/2040	444	484		3.50%, 3/20/2041(a)	668	712
6.50%, 6/1/2016	4	4		3.50%, 11/15/2041	298	314
6.50%, 12/1/2016	107	113		3.50%, 11/20/2041	124	130
6.50%, 1/1/2017	1	1
6.50%, 5/1/2018	2	2		3.50%, 1/15/2042	323	340
				3.50%, 1/20/2042	572	600
6.50%, 7/1/2020	21	22		3.50%, 2/15/2042	646	680
6.50%, 6/1/2024	5	6
6.50%, 12/1/2031	5	6		3.50%, 2/15/2042	688	731
				3.50%, 2/20/2042	551	579
6.50%, 3/1/2032	24	28		3.50%, 3/15/2042	571	601
6.50%, 7/1/2032	46	52
6.50%, 11/1/2033	62	72		3.50%, 3/20/2042	640	672
				3.50%, 4/20/2042	1,298	1,363
6.50%, 8/1/2034	163	188		3.50%, 5/20/2042	2,763	2,902
6.50%, 9/1/2034	151	171		3.50%, 6/1/2042(e)	1,800	1,892
6.50%, 10/1/2034	38	45		3.50%, 6/20/2042	2,736	2,873
6.50%, 10/1/2036	611	677		3.50%, 7/20/2042	737	774
6.50%, 3/1/2037	139	155
6.50%, 7/1/2037	58	65		3.50%, 8/20/2042	187	196
				3.50%, 3/20/2043	1,492	1,567
6.50%, 7/1/2037	67	76		3.50%, 4/20/2043	1,496	1,571
6.50%, 8/1/2037	154	170
6.50%, 9/1/2037	30	33		3.50%, 6/1/2043	8,200	8,599
				4.00%, 8/15/2024	151	162
6.50%, 10/1/2037	782	873		4.00%, 12/15/2024	150	161
6.50%, 11/1/2037	350	388
6.50%, 11/1/2037	40	45		4.00%, 11/15/2025	102	110
				4.00%, 5/15/2026	133	143
6.50%, 12/1/2037	26	31		4.00%, 6/15/2039	72	76
6.50%, 1/1/2038	114	134
6.50%, 2/1/2038	55	61		4.00%, 7/20/2040	298	319
				4.00%, 8/15/2040	214	228
6.50%, 3/1/2038	26	29		4.00%, 9/15/2040	314	343
6.50%, 3/1/2038	399	445
6.50%, 5/1/2038	138	163		4.00%, 9/15/2040	236	251
				4.00%, 10/15/2040	321	349
6.50%, 5/1/2038	643	712		4.00%, 11/15/2040	306	326
6.50%, 9/1/2038	79	89
6.50%, 1/1/2039	390	457		4.00%, 11/15/2040	49	52
				4.00%, 11/20/2040	212	227
6.50%, 5/1/2039	333	371		4.00%, 12/20/2040	319	347
6.50%, 10/1/2039	713	795
6.50%, 10/1/2039	131	146		4.00%, 1/15/2041	320	340
				4.00%, 1/15/2041	730	776
7.00%, 12/1/2037	163	192		4.00%, 1/15/2041	245	261
7.00%, 12/1/2037	132	156		4.00%, 1/20/2041	676	727
7.50%, 5/1/2031	58	70		4.00%, 5/15/2041	48	51
		$241,954		4.00%, 5/15/2041	345	368
Government National Mortgage Association (GNMA) -7.58%				4.00%, 5/15/2041	247	262
				4.00%, 6/15/2041	53	57
2.00%, 10/20/2042(a)	391	409
				4.00%, 7/15/2041	288	306
2.00%, 1/20/2043	396	414		4.00%, 7/15/2041	468	498
2.50%, 9/20/2027	946	971		4.00%, 7/20/2041(a)	214	230
2.50%, 11/20/2040	291	304		4.00%, 7/20/2041	258	277
2.50%, 12/20/2040	163	172		4.00%, 8/15/2041	193	205
2.50%, 2/20/2042(a)	514	539
2.50%, 1/20/2043(a)	390	409		4.00%, 9/15/2041	653	694
				4.00%, 9/20/2041	55	59
2.50%, 6/1/2043	500	481		4.00%, 10/15/2041	290	308
2.50%, 6/1/2043(e)	100	96
				4.00%, 10/15/2041	366	391
3.00%, 4/15/2027	649	680		4.00%, 11/20/2041	1,112	1,187
3.00%, 9/20/2027	936	985		4.00%, 12/15/2041	443	470

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)				Government National Mortgage Association (GNMA)(continued)

4.00%, 12/15/2041	$689	$733		5.00%, 2/15/2034	$430	$469
4.00%, 12/20/2041	420	448		5.00%, 8/15/2035	284	309
4.00%, 1/20/2042	956	1,021		5.00%, 5/15/2038	215	232
4.00%, 2/20/2042	1,959	2,091		5.00%, 6/20/2038	325	353
4.00%, 3/20/2042	2,218	2,367		5.00%, 10/15/2038	176	190
4.00%, 6/1/2042(e)	100	106		5.00%, 5/15/2039	107	116
4.00%, 6/1/2043	3,500	3,734		5.00%, 6/15/2039	238	263
4.50%, 4/20/2026	99	107		5.00%, 6/15/2039	261	291
4.50%, 6/15/2034	10	11		5.00%, 6/20/2039	326	357
4.50%, 3/15/2039	199	214		5.00%, 7/15/2039	241	261
4.50%, 3/15/2039	222	240		5.00%, 7/15/2039	214	237
4.50%, 3/20/2039	405	437		5.00%, 7/15/2039	274	306
4.50%, 5/15/2039	397	433		5.00%, 7/15/2039	243	264
4.50%, 5/15/2039	154	166		5.00%, 8/15/2039	253	280
4.50%, 5/15/2039	177	190		5.00%, 9/15/2039	258	284
4.50%, 5/15/2039	171	184		5.00%, 9/15/2039	106	115
4.50%, 6/15/2039	714	776		5.00%, 9/15/2039	253	275
4.50%, 7/15/2039	169	182		5.00%, 9/15/2039	249	275
4.50%, 11/15/2039	1,406	1,518		5.00%, 11/15/2039	287	321
4.50%, 11/15/2039	164	176		5.00%, 12/15/2039	68	74
4.50%, 12/15/2039	457	496		5.00%, 2/15/2040	280	313
4.50%, 1/15/2040	520	565		5.00%, 2/15/2040	289	323
4.50%, 2/15/2040	105	114		5.00%, 2/15/2040	320	350
4.50%, 2/15/2040	265	285		5.00%, 4/15/2040	201	219
4.50%, 2/15/2040	89	96		5.00%, 5/15/2040	254	276
4.50%, 2/15/2040	160	173		5.00%, 5/20/2040	86	95
4.50%, 2/15/2040	80	87		5.00%, 6/15/2040	421	457
4.50%, 2/15/2040	167	180		5.00%, 6/15/2040	231	251
4.50%, 3/15/2040	345	370		5.00%, 6/20/2040	402	443
4.50%, 5/15/2040	209	226		5.00%, 7/15/2040	191	208
4.50%, 6/15/2040	255	275		5.00%, 7/20/2040	411	453
4.50%, 6/15/2040	229	247		5.00%, 1/20/2041	209	228
4.50%, 7/15/2040	197	211		5.00%, 2/20/2041	504	552
4.50%, 7/15/2040	247	266		5.00%, 5/20/2041	469	513
4.50%, 8/15/2040	324	353		5.00%, 6/20/2041	123	135
4.50%, 8/15/2040	276	298		5.00%, 7/20/2041	191	210
4.50%, 8/15/2040	262	281		5.00%, 8/20/2041	1,377	1,492
4.50%, 8/15/2040	342	369		5.00%, 10/20/2041	157	170
4.50%, 9/15/2040	357	384		5.00%, 11/20/2041	447	485
4.50%, 9/15/2040	282	306		5.00%, 12/20/2041	358	388
4.50%, 10/15/2040	309	336		5.00%, 2/20/2042	433	479
4.50%, 12/15/2040	184	199		5.00%, 4/20/2042	1,640	1,782
4.50%, 1/20/2041	344	374		5.00%, 6/1/2043	1,900	2,059
4.50%, 1/20/2041	364	399		5.00%, 6/1/2043(e)	1,000	1,080
4.50%, 2/20/2041	418	452		5.50%, 6/15/2014	1	1
4.50%, 2/20/2041	353	387		5.50%, 1/15/2024	74	80
4.50%, 3/15/2041	183	196		5.50%, 11/15/2033	197	216
4.50%, 3/20/2041	229	250		5.50%, 3/15/2034	74	81
4.50%, 3/20/2041	355	390		5.50%, 4/15/2034	82	89
4.50%, 4/15/2041	470	503		5.50%, 7/15/2034	58	63
4.50%, 4/15/2041	207	221		5.50%, 11/15/2034	261	287
4.50%, 4/20/2041	462	500		5.50%, 2/15/2035	148	161
4.50%, 5/15/2041	303	329		5.50%, 3/15/2036	99	107
4.50%, 5/15/2041	266	288		5.50%, 4/15/2036	154	167
4.50%, 6/15/2041	269	287		5.50%, 12/15/2036	93	101
4.50%, 6/20/2041	521	566		5.50%, 4/15/2037	295	319
4.50%, 7/15/2041	232	248		5.50%, 5/15/2038	170	185
4.50%, 7/20/2041	2,705	2,936		5.50%, 6/15/2038	352	381
4.50%, 8/20/2041	410	445		5.50%, 6/15/2038	152	166
4.50%, 9/20/2041	246	268		5.50%, 10/20/2038	408	444
4.50%, 11/20/2041	1,322	1,434		5.50%, 11/15/2038	173	188
4.50%, 12/20/2041	259	281		5.50%, 12/20/2038	164	178
4.50%, 1/20/2042	1,830	1,980		5.50%, 1/15/2039	42	45
4.50%, 2/20/2042	950	1,032		5.50%, 1/15/2039	294	319
4.50%, 3/20/2042	254	277		5.50%, 1/15/2039	477	518
4.50%, 4/20/2042	494	539		5.50%, 1/15/2039	150	164
4.50%, 6/1/2043(e)	800	856		5.50%, 2/15/2039	130	141
4.50%, 6/1/2043	2,700	2,910		5.50%, 5/15/2039	41	45
5.00%, 8/15/2033	373	402		5.50%, 12/15/2039	220	238

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)
				U.S. Treasury (continued)
				0.25%, 4/15/2016	$3,500	$3,476
5.50%, 7/20/2040	$193	$210		0.38%, 11/15/2014	2,971	2,977
5.50%, 11/15/2040	161	175		0.38%, 3/15/2015	2,057	2,060
5.50%, 4/20/2041	463	506		0.38%, 4/15/2015	6,303	6,312
5.50%, 10/20/2041	454	495
5.50%, 11/20/2041	487	540		0.38%, 6/15/2015	10,935	10,946
				0.38%, 11/15/2015	6,705	6,701
5.50%, 6/1/2043	1,200	1,306		0.38%, 1/15/2016	6,650	6,640
6.00%, 7/20/2028	1	1
6.00%, 7/15/2032	6	7		0.38%, 2/15/2016	3,000	2,993
				0.38%, 3/15/2016	4,000	3,989
6.00%, 12/15/2032	10	11		0.50%, 8/15/2014	1,486	1,491
6.00%, 10/15/2034	166	186
6.00%, 4/15/2035	139	156		0.50%, 10/15/2014	1,485	1,491
				0.50%, 7/31/2017	3,300	3,252
6.00%, 4/15/2036	100	112		0.63%, 7/15/2014	10,469	10,521
6.00%, 6/15/2036	228	255
6.00%, 4/15/2037	334	374		0.63%, 5/31/2017	2,520	2,502
				0.63%, 8/31/2017	5,600	5,542
6.00%, 5/15/2037	211	236		0.63%, 9/30/2017	2,700	2,668
6.00%, 10/20/2037	456	503
6.00%, 11/20/2037	174	192		0.63%, 11/30/2017	6,765	6,672
				0.63%, 4/30/2018	6,900	6,765
6.00%, 1/15/2038	193	216		0.75%, 6/15/2014	8,882	8,935
6.00%, 1/15/2038	116	130
6.00%, 2/15/2038	597	668		0.75%, 6/30/2017	2,842	2,833
				0.75%, 10/31/2017	3,604	3,578
6.00%, 8/15/2038	117	131		0.75%, 12/31/2017	8,495	8,413
6.00%, 10/15/2038	53	59
6.00%, 11/15/2038	320	358		0.75%, 2/28/2018	5,871	5,804
				0.75%, 3/31/2018	3,600	3,554
6.00%, 12/15/2038	165	184		0.88%, 11/30/2016	3,343	3,366
6.00%, 1/15/2039	523	585
6.00%, 9/15/2039	407	456		0.88%, 12/31/2016	3,915	3,940
				0.88%, 1/31/2017	3,618	3,640
6.00%, 9/15/2039	306	345		0.88%, 2/28/2017	2,361	2,374
6.00%, 10/15/2039	40	45
6.00%, 4/15/2040	49	55		0.88%, 4/30/2017	5,806	5,828
				0.88%, 1/31/2018	6,003	5,973
6.00%, 6/15/2040	3	4		0.88%, 7/31/2019	3,500	3,401
6.00%, 12/15/2040	151	168
6.00%, 1/20/2042	506	559		1.00%, 5/15/2014	5,544	5,588
				1.00%, 8/31/2016	2,551	2,584
6.50%, 5/15/2023	4	4		1.00%, 9/30/2016	2,971	3,009
6.50%, 10/20/2028	5	7
6.50%, 5/20/2029	4	5		1.00%, 10/31/2016	3,714	3,759
				1.00%, 3/31/2017	3,357	3,387
6.50%, 2/20/2032	3	3		1.00%, 6/30/2019	2,650	2,599
6.50%, 5/20/2032	32	38
6.50%, 5/15/2037	232	265		1.00%, 8/31/2019	2,500	2,444
				1.00%, 9/30/2019	2,700	2,636
6.50%, 8/20/2038	145	165		1.00%, 11/30/2019	1,000	973
6.50%, 9/15/2038	164	187
7.00%, 1/15/2028	5	5		1.13%, 5/31/2019	2,500	2,474
				1.13%, 12/31/2019	3,000	2,938
7.00%, 3/15/2029	9	11		1.13%, 3/31/2020	3,000	2,925
7.00%, 7/15/2031	5	5
8.00%, 8/20/2029	1	2		1.13%, 4/30/2020	3,000	2,920
				1.25%, 8/31/2015	6,139	6,262
		$137,863		1.25%, 9/30/2015	6,060	6,183
U.S. Treasury - 35.89%				1.25%, 10/31/2015	4,702	4,798
0.13%, 7/31/2014	3,500	3,498		1.25%, 1/31/2019	2,300	2,305
0.13%, 12/31/2014	6,470	6,459		1.25%, 4/30/2019	2,074	2,071
0.13%, 4/30/2015	4,000	3,987		1.25%, 10/31/2019	5,000	4,954
0.25%, 5/31/2014	6,535	6,541		1.25%, 2/29/2020	3,000	2,953
0.25%, 6/30/2014	3,000	3,003		1.38%, 11/30/2015	2,390	2,447
0.25%, 8/31/2014	4,160	4,163		1.38%, 9/30/2018	5,679	5,750
0.25%, 9/15/2014	1,411	1,412		1.38%, 11/30/2018	3,899	3,941
0.25%, 9/30/2014	2,000	2,001		1.38%, 12/31/2018	1,928	1,947
0.25%, 10/31/2014	5,965	5,968		1.38%, 1/31/2020	3,500	3,478
0.25%, 11/30/2014	4,500	4,501		1.50%, 6/30/2016	2,936	3,021
0.25%, 12/15/2014	1,757	1,757		1.50%, 7/31/2016	2,897	2,981
0.25%, 1/15/2015	1,012	1,011		1.50%, 8/31/2018	4,753	4,848
0.25%, 1/31/2015	4,000	3,999		1.50%, 3/31/2019	1,821	1,846
0.25%, 2/15/2015	947	947		1.63%, 8/15/2022	6,382	6,156
0.25%, 2/28/2015	3,000	2,998		1.63%, 11/15/2022	4,671	4,484
0.25%, 3/31/2015	4,000	3,997		1.75%, 7/31/2015	8,020	8,262
0.25%, 5/15/2015	4,735	4,730		1.75%, 5/31/2016	3,592	3,722
0.25%, 7/15/2015	5,716	5,705		1.75%, 10/31/2018	2,786	2,874
0.25%, 8/15/2015	6,315	6,301		1.75%, 5/15/2022	2,590	2,538
0.25%, 9/15/2015	6,666	6,648		1.88%, 6/30/2015	3,701	3,819
0.25%, 10/15/2015	6,714	6,693		1.88%, 8/31/2017	3,268	3,407
0.25%, 12/15/2015	6,731	6,702		1.88%, 9/30/2017	1,917	1,996

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.88%, 10/31/2017	$3,656	$3,810		4.25%, 5/15/2039	$780	$929
2.00%, 1/31/2016	2,156	2,244		4.25%, 11/15/2040	2,497	2,971
2.00%, 4/30/2016	2,315	2,414		4.38%, 2/15/2038	2,200	2,665
2.00%, 11/15/2021	1,621	1,635		4.38%, 11/15/2039	2,593	3,144
2.00%, 2/15/2022	3,831	3,850		4.38%, 5/15/2040	2,401	2,914
2.00%, 2/15/2023	8,867	8,773		4.38%, 5/15/2041	3,375	4,097
2.13%, 11/30/2014	2,152	2,212		4.50%, 11/15/2015	2,086	2,293
2.13%, 5/31/2015	2,533	2,624		4.50%, 2/15/2016	195	217
2.13%, 12/31/2015	2,527	2,638		4.50%, 5/15/2017	81	93
2.13%, 2/29/2016	1,168	1,221		4.50%, 2/15/2036	4,203	5,180
2.13%, 8/15/2021	2,594	2,652		4.50%, 5/15/2038	625	771
2.25%, 5/31/2014	3,157	3,222		4.50%, 8/15/2039	1,987	2,459
2.25%, 1/31/2015	3,020	3,119		4.63%, 11/15/2016	1,337	1,518
2.25%, 3/31/2016	206	216		4.63%, 2/15/2017	891	1,018
2.25%, 11/30/2017	1,176	1,244		4.63%, 2/15/2040	1,820	2,294
2.38%, 8/31/2014	3,820	3,923		4.75%, 5/15/2014	3,704	3,865
2.38%, 9/30/2014	6,799	6,995		4.75%, 8/15/2017	1,382	1,606
2.38%, 10/31/2014	3,603	3,711		4.75%, 2/15/2037	1,067	1,362
2.38%, 2/28/2015	3,450	3,575		4.75%, 2/15/2041	1,541	1,982
2.38%, 7/31/2017	1,501	1,595		4.88%, 8/15/2016	1,398	1,588
2.50%, 3/31/2015	3,343	3,477		5.00%, 5/15/2037	1,614	2,130
2.50%, 4/30/2015	3,507	3,654		5.38%, 2/15/2031	3,026	4,076
2.50%, 6/30/2017	1,411	1,508		6.00%, 2/15/2026	985	1,364
2.63%, 6/30/2014	7,918	8,126		6.13%, 11/15/2027	2,049	2,904
2.63%, 7/31/2014	2,301	2,366		6.13%, 8/15/2029	200	288
2.63%, 12/31/2014	3,249	3,370		6.25%, 8/15/2023	966	1,333
2.63%, 4/30/2016	935	992		6.25%, 5/15/2030	827	1,210
2.63%, 1/31/2018	1,114	1,199		6.38%, 8/15/2027	660	954
2.63%, 8/15/2020	3,398	3,637		6.50%, 11/15/2026	3,028	4,392
2.63%, 11/15/2020	4,137	4,419		6.63%, 2/15/2027	817	1,201
2.75%, 11/30/2016	1,663	1,783		6.88%, 8/15/2025	836	1,233
2.75%, 5/31/2017	1,842	1,985		7.25%, 5/15/2016	146	175
2.75%, 12/31/2017	2,377	2,570		7.25%, 8/15/2022	957	1,387
2.75%, 2/28/2018	371	402		7.50%, 11/15/2016	3,424	4,223
2.75%, 8/15/2042	1,866	1,672		7.63%, 11/15/2022	585	871
2.75%, 11/15/2042	2,843	2,545		7.88%, 2/15/2021	371	539
2.88%, 3/31/2018	1,328	1,446		8.00%, 11/15/2021	411	611
3.00%, 8/31/2016	2,486	2,677		8.13%, 8/15/2019	116	163
3.00%, 9/30/2016	90	97		8.50%, 2/15/2020	223	324
3.00%, 2/28/2017	3,433	3,721		8.75%, 5/15/2017	3,372	4,421
3.00%, 5/15/2042	3,435	3,250		8.75%, 5/15/2020	1,236	1,832
3.13%, 10/31/2016	3,726	4,039		8.88%, 8/15/2017	1,500	2,000
3.13%, 1/31/2017	1,813	1,971		9.25%, 2/15/2016	3,827	4,728
3.13%, 4/30/2017	1,768	1,929		9.88%, 11/15/2015	186	228
3.13%, 5/15/2019	3,185	3,525		10.63%, 8/15/2015	511	627
3.13%, 5/15/2021	3,194	3,518				$652,950
3.13%, 11/15/2041	2,619	2,546		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.13%, 2/15/2042	3,305	3,210		OBLIGATIONS		$1,172,326
3.13%, 2/15/2043	3,300	3,195			Maturity
3.25%, 5/31/2016	769	831		REPURCHASE AGREEMENTS - 9.85%	Amount (000's)	Value(000	's)
3.25%, 7/31/2016	1,486	1,611
3.25%, 12/31/2016	1,370	1,494		Banks- 9.85%
3.25%, 3/31/2017	1,204	1,318		Investment in Joint Trading Account; Credit	$28,803	$28,803
3.38%, 11/15/2019	3,714	4,175		Suisse Repurchase Agreement; 0.06%
3.50%, 2/15/2018	2,563	2,862		dated 5/31/2013 maturing 6/3/2013
3.50%, 5/15/2020	3,618	4,095		(collateralized by US Government
3.50%, 2/15/2039	1,362	1,434		Securities; $29,378,991; 4.25% - 6.13%;
3.63%, 8/15/2019	711	809		dated 11/15/27 - 11/15/39)
3.63%, 2/15/2020	5,014	5,718		Investment in Joint Trading Account; Deutsche	72,008	72,007
3.63%, 2/15/2021	3,595	4,097		Bank Repurchase Agreement; 0.07% dated
3.75%, 8/15/2041	3,135	3,430		5/31/2013 maturing 6/3/2013
3.88%, 5/15/2018	2,858	3,252		(collateralized by US Government
3.88%, 8/15/2040	1,316	1,472		Securities; $73,447,476; 0.00% - 7.25%;
4.00%, 2/15/2015	3,052	3,244		dated 06/07/13 - 05/15/30)
4.13%, 5/15/2015	750	805		Investment in Joint Trading Account; JP	44,475	44,475
4.25%, 8/15/2014	3,947	4,139		Morgan Repurchase Agreement; 0.07%
4.25%, 11/15/2014	955	1,010		dated 5/31/2013 maturing 6/3/2013
4.25%, 8/15/2015	1,634	1,774		(collateralized by US Government
4.25%, 11/15/2017	1,537	1,761		Securities; $45,364,617; 0.00% - 10.35%;
				dated 06/03/13 - 11/23/35)

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$33,886	$33,886
Lynch Repurchase Agreement; 0.05%
dated 5/31/2013 maturing 6/3/2013
(collateralized by US Government
Securities; $34,563,518; 0.13% - 5.38%;
dated 04/30/15 - 02/15/31)
		$179,171
TOTAL REPURCHASE AGREEMENTS		$179,171
Total Investments		$1,967,242
Liabilities in Excess of Other Assets, Net - (8.13)%		$(147,923)
TOTAL NET ASSETS - 100.00%		$1,819,319

(a)	Variable Rate. Rate shown is in effect at May 31, 2013.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $642 or 0.04% of net assets.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,696 or 0.31% of net assets.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	43 .80%
Mortgage Securities	30 .18%
Financial	18 .14%
Consumer, Non-cyclical	3.27%
Energy	2.90%
Communications	2.72%
Utilities	1.59%
Industrial	1.25%
Basic Materials	1.08%
Consumer, Cyclical	1.06%
Technology	0.78%
Revenue Bonds	0.54%
General Obligation Unlimited	0.37%
Asset Backed Securities	0.37%
Insured	0.06%
General Obligation Limited	0.02%
Liabilities in Excess of Other Assets, Net	(8.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 42.06%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.02%				Mining (continued)
Adecoagro SA (a)	55,614	$411		First Quantum Minerals Ltd	107,277		$1,920
				Freeport-McMoRan Copper & Gold Inc	35,001		1,087
				Glencore Xstrata PLC	245,860		1,196
Building Materials - 0.17%				Guyana Goldfields Inc (a)	117,225		170
Indocement Tunggal Prakarsa Tbk PT	572,924	1,384		Ivanplats Ltd (a)	65,900		172
Semen Indonesia Persero Tbk PT	837,175	1,535		Kinross Gold Corp	115,763		742
		$2,919		Newcrest Mining Ltd	40,091		548
Chemicals - 0.06%				Northern Dynasty Minerals Ltd (a)	65,028		170
Mosaic Co/The	16,212	986		Platinum Group Metals Ltd (a)	161,665		162
				Randgold Resources Ltd ADR	22,506		1,764
				Rio Tinto PLC ADR	35,734		1,526
Coal - 0.17%				Silver Wheaton Corp	44,736		1,061
Adaro Energy Tbk PT	2,103,373	198		Southern Copper Corp	25,035		780
Consol Energy Inc	80,646	2,797		Tahoe Resources Inc (a)	38,719		564
		$2,995					$20,410
Commercial Services - 0.47%				Oil & Gas - 4.86%
Abertis Infraestructuras SA	251,775	4,512		Africa Oil Corp (a)	63,588		461
Anhui Expressway Co	1,204,000	628		Africa Oil Corp (a),(b)	6,686		48
Jiangsu Expressway Co Ltd	1,141,200	1,387		Anadarko Petroleum Corp	52,124		4,559
Sichuan Expressway Co Ltd	1,724,200	545		Bankers Petroleum Ltd (a)	243,269		692
Zhejiang Expressway Co Ltd	1,427,000	1,259		Bonanza Creek Energy Inc (a)	46,315		1,721
		$8,331		Cheniere Energy Inc (a)	66,193		1,943
Electric - 1.25%				Cimarex Energy Co	30,582		2,145
Alupar Investimento SA (a)	308,100	2,647		Cobalt International Energy Inc (a)	100,685		2,612
DUET Group	1,369,662	3,034		Concho Resources Inc (a)	48,325		4,043
Infraestructura Energetica Nova SAB de CV(a)	420,100	1,552		Denbury Resources Inc (a)	174,742		3,206
				Energy XXI Bermuda Ltd	51,672		1,319
Northeast Utilities	257,900	10,747		Ensco PLC	39,794		2,394
Spark Infrastructure Group	910,500	1,518		EOG Resources Inc	35,117		4,534
Transmissora Alianca de Energia Eletrica SA(b)	234,700	2,552		FX Energy Inc (a)	17,499		72
				Gulfport Energy Corp (a)	21,027		1,003
		$22,050		Helmerich & Payne Inc	28,819		1,779
				HollyFrontier Corp	26,340		1,304
Engineering & Construction - 0.34%				Kodiak Oil & Gas Corp (a)	179,592		1,577
Flughafen Zuerich AG	9,300	4,570		Kosmos Energy Ltd (a)	72,187		745
Fraport AG Frankfurt Airport Services	25,200	1,483		Laredo Petroleum Holdings Inc (a)	69,784		1,351
Worldwide				Marathon Oil Corp	98,837		3,399
		$6,053		Marathon Petroleum Corp	28,237		2,330
				MEG Energy Corp (a),(c)	6,400		181
Gas - 4.33%				MEG Energy Corp (a)	40,325		1,143
Beijing Enterprises Holdings Ltd	768,600	6,257		Newfield Exploration Co (a)	50,074		1,191
Hong Kong & China Gas Co Ltd	3,648,600	10,310
Keyera Corp	99,800	5,766		Noble Energy Inc	101,166		5,832
National Grid PLC	1,402,904	16,681		Occidental Petroleum Corp	25,662		2,363
NiSource Inc	269,600	7,746		Oil Search Ltd	140,529		1,099
Sempra Energy	170,500	13,862		Pacific Rubiales Energy Corp	46,152		975
				PDC Energy Inc (a)	46,988		2,405
Snam SpA	2,719,800	12,898
Western Gas Equity Partners LP (b)	68,750	2,573		Petroleo Brasileiro SA ADR	58,113		1,033
		$76,093		Phillips 66	24,666		1,642
				Pioneer Natural Resources Co	11,771		1,632
Healthcare - Services - 0.03%				QGEP Participacoes SA	47,125		269
Brookdale Senior Living Inc (a)	18,652	529		Quicksilver Resources Inc (a)	137,515		305
				Range Resources Corp	33,514		2,520
				Rosetta Resources Inc (a)	50,929		2,386
Holding Companies - Diversified - 0.11%				Rowan Cos PLC (a)	63,264		2,103
Wharf Holdings Ltd	208,233	1,843		Royal Dutch Shell PLC ADR	34,248		2,273
				Sanchez Energy Corp (a)	56,994		1,246
Iron & Steel - 0.13%				Southwestern Energy Co (a)	81,549		3,074
Reliance Steel & Aluminum Co	33,706	2,217		Suncor Energy Inc	101,749		3,084
				Talisman Energy Inc	108,881		1,272
				Tullow Oil PLC	99,473		1,565
Lodging - 0.07%				Whiting Petroleum Corp (a)	56,606		2,608
City Developments Ltd	151,000	1,281					$85,438
Mining - 1.16%				Oil & Gas Services - 2.05%
				Cameron International Corp (a)	93,050		5,664
African Rainbow Minerals Ltd	58,831	1,047		Core Laboratories NV	15,248		2,101
Alamos Gold Inc	109,568	1,588		Dresser-Rand Group Inc (a)	46,004		2,788
B2Gold Corp (a)	303,941	765
				Dril-Quip Inc (a)	55,340		5,005
BHP Billiton Ltd ADR	45,689	2,984		FMC Technologies Inc (a)	47,595		2,649
Constellium NV (a)	44,094	648
Eldorado Gold Corp	187,588	1,516		Halliburton Co	110,718		4,633

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS (continued)
National Oilwell Varco Inc	51,986	$3,655		BRE Properties Inc	7,453		$373
Schlumberger Ltd	65,181	4,760		Camden Property Trust	16,765		1,161
Superior Energy Services Inc (a)	44,566	1,189		Campus Crest Communities Inc	32,275		408
Targa Resources Corp	54,200	3,492		Canadian Real Estate Investment Trust	23,675		999
		$35,936		Colonial Properties Trust	29,990		663
				Corrections Corp of America	34,894		1,226
Pipelines - 15.85%				CubeSmart	68,496		1,072
Access Midstream Partners LP	214,400	9,223		DDR Corp	72,117		1,259
Buckeye Partners LP	130,660	8,642		Duke Realty Corp	56,700		939
DCP Midstream Partners LP	107,739	5,150		Dundee Real Estate Investment Trust	18,600		612
Enbridge Inc	449,012	19,476		DuPont Fabros Technology Inc	14,233		345
Energy Transfer Equity LP	255,200	14,587		EPR Properties	24,453		1,282
Energy Transfer Partners LP	103,076	5,011		Equity One Inc	24,373		569
Enterprise Products Partners LP	332,000	19,717		Equity Residential	32,827		1,856
Genesis Energy LP	28,470	1,428		Essex Property Trust Inc	6,940		1,091
Holly Energy Partners LP	54,733	1,968		Extra Space Storage Inc	30,268		1,268
Kinder Morgan Energy Partners LP	121,480	10,131		Federal Realty Investment Trust	11,663		1,257
Kinder Morgan Inc/DE	348,477	13,236		Federation Centres Ltd	637,924		1,512
Magellan Midstream Partners LP (b)	392,900	20,427
				First Industrial Realty Trust Inc	73,678		1,244
MarkWest Energy Partners LP	111,100	7,315		General Growth Properties Inc	111,643		2,292
MPLX LP (b)	122,800	4,560
Oiltanking Partners LP (b)	60,151	2,977		Great Portland Estates PLC	213,237		1,785
				Hammerson PLC	156,917		1,217
ONEOK Inc	165,600	7,475		HCP Inc	7,022		333
ONEOK Partners LP	48,099	2,490		Health Care REIT Inc	16,771		1,141
Pembina Pipeline Corp	184,240	5,765		Host Hotels & Resorts Inc	103,379		1,839
Plains All American Pipeline LP	354,980	19,943		Japan Hotel REIT Investment Corp	1,389		542
Regency Energy Partners LP (b)	322,400	8,266
				Kenedix Realty Investment Corp	71		273
SemGroup Corp	114,700	6,001		Kilroy Realty Corp	16,600		878
Spectra Energy Corp	297,500	9,095		Land Securities Group PLC	104,538		1,475
Sunoco Logistics Partners LP (b)	253,381	15,340
				Link REIT/The	119,000		614
Targa Resources Partners LP	108,904	5,065		Medical Properties Trust Inc	30,500		453
Tesoro Logistics LP	97,901	6,074		Mirvac Group (a)	193,331		310
TransCanada Corp	280,400	12,863		Mirvac Group	662,906		1,057
Western Gas Partners LP (b)	153,620	9,037
				Nippon Building Fund Inc	112		1,152
Williams Cos Inc/The	716,828	25,218		Northern Property Real Estate Investment	17,700		524
Williams Partners LP	40,130	2,002		Trust
		$278,482		Orix JREIT Inc	613		660
Real Estate - 1.42%				Pebblebrook Hotel Trust	29,421		772
Atrium European Real Estate Ltd (b)	116,209	687		Pennsylvania Real Estate Investment Trust	25,970		517
CapitaLand Ltd	462,000	1,257		Prologis Inc	82,265		3,315
Citycon OYJ	185,035	586		Public Storage	8,735		1,326
Country Garden Holdings Co Ltd	1,701,000	975		Retail Properties of America Inc	26,345		402
Fabege AB	104,022	1,153		Saul Centers Inc	15,215		681
Greentown China Holdings Ltd	365,500	646		Senior Housing Properties Trust	49,537		1,280
Hang Lung Group Ltd	134,000	731		Simon Property Group Inc	36,329		6,047
Henderson Land Development Co Ltd	189,864	1,331		SL Green Realty Corp	19,831		1,725
Hongkong Land Holdings Ltd	259,300	1,793		Starhill Global REIT	729,000		501
Hufvudstaden AB	52,549	690		Strategic Hotels & Resorts Inc (a)	64,979		522
Hyprop Investments Ltd	76,567	518		Sunstone Hotel Investors Inc (a)	46,791		564
Jones Lang LaSalle Inc	5,412	497		Suntec Real Estate Investment Trust	589,700		804
LEG Immobilien AG (a)	10,289	586		Taubman Centers Inc	10,084		813
Mitsubishi Estate Co Ltd	142,600	3,513		Unibail-Rodamco SE	7,648		1,879
Mitsui Fudosan Co Ltd	100,000	2,759		Vastned Retail NV	15,418		682
Nomura Real Estate Holdings Inc	32,200	714		Ventas Inc	10,865		775
Shimao Property Holdings Ltd	560,500	1,210		Vornado Realty Trust	24,415		1,952
Sino Land Co Ltd	642,000	952		Wereldhave NV	13,896		987
Sumitomo Realty & Development Co Ltd	26,000	994		Westfield Group	286,809		3,148
Sun Hung Kai Properties Ltd	126,000	1,667		Workspace Group PLC	159,556		972
Swire Properties Ltd	256,400	800					$92,679
Unite Group PLC	162,844	891		Telecommunications - 1.50%
		$24,950		Crown Castle International Corp (a)	194,800		13,879
REITS - 5.27%				Eutelsat Communications SA	79,400		2,465
AIMS AMP Capital Industrial REIT	405,000	527		SBA Communications Corp (a)	133,700		10,064
American Tower Corp	242,219	18,854					$26,408
Apartment Investment & Management Co	40,661	1,230		Transportation - 1.82%
Astro Japan Property Group (b)	211,515	715
				Canadian National Railway Co	30,000		3,045
Australand Property Group	210,392	699		Groupe Eurotunnel SA	752,300		6,054
AvalonBay Communities Inc	15,381	2,040		Guangshen Railway Co Ltd	3,036,900		1,360
Boardwalk Real Estate Investment Trust	14,225	837		Hutchison Port Holdings Trust	3,791,100		2,983
Boston Properties Inc	22,817	2,432

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
Transportation (continued)					NOTES (continued)	Amount (000's)	Value (000's)
Koninklijke Vopak NV		76,300	$4,604		Banks (continued)
Norfolk Southern Corp		78,500	6,012		CIBC; Dow Jones - UBS Commodity Index
Teekay Corp		102,900	3,976		Linked Note (continued)
Union Pacific Corp		25,400	3,927		0.08%, 06/23/2014(d)	$4,100	$4,016
			$31,961		Deutsche Bank AG/London; Dow Jones - UBS
					Commodity Index Linked Note
Water- 0.98%					0.00%, 07/28/2014(a),(e)	4,000	3,938
American Water Works Co Inc		110,300	4,405		0.03%, 01/29/2014(d)	6,500	5,060
Cia de Saneamento Basico do Estado de Sao		340,800	4,335		0.04%, 02/13/2014(d)	5,900	4,951
Paulo ADR					JP Morgan Chase Bank NA; Dow Jones - UBS
Severn Trent PLC		148,100	4,599		Commodity Index Linked Note
United Utilities Group PLC		345,200	3,944		0.17%, 10/20/2013(c),(d)	10,000	6,963
			$17,283		0.18%, 03/27/2014(c),(d)	3,700	3,210
TOTAL COMMON STOCKS			$739,255		0.18%, 06/05/2014(c),(d)	3,300	3,341
	Principal				Societe Generale; Dow Jones - UBS
BONDS- 8.40%	Amount (000's)		Value(000	's)	Commodity Index Linked Note
					0.20%, 07/01/2013(d)	10,200	10,872
Federal & Federally Sponsored Credit - 3.28%
Federal Farm Credit Banks					UBS; Dow Jones - UBS Commodity Index
0.16%, 10/23/2014		$6,500	$6,502		Linked Note
0.17%, 08/08/2014		5,500	5,496		0.02%, 11/04/2013(d)	2,000	1,358
0.18%, 07/16/2014 (d)		5,000	5,002		0.02%, 03/24/2014(d)	4,300	3,364
0.18%, 02/06/2015(d)		5,000	5,000		0.03%, 08/16/2013(d)	2,500	1,917
0.23%, 12/30/2013(d)		7,000	7,004		0.03%, 08/16/2013(d)	4,000	3,257
0.23%, 03/16/2015(d)		7,000	7,000		0.10%, 05/19/2014(d)	3,400	3,168
0.24%, 09/08/2014(d)		8,130	8,138				$77,562
0.25%, 05/21/2014(d)		9,000	9,008
0.25%, 06/11/2014(d)		4,500	4,504		Supranational Bank - 0.70%
					International Bank for Reconstruction &
			$57,654		Development; Dow Jones - UBS Commodity
Finance - Mortgage Loan/Banker - 4.54%					Index Linked Note
					0.27%, 12/20/2013(d)	15,900	12,288
Fannie Mae
0.16%, 02/27/2015(d)		5,000	4,999
0.36%, 06/23/2014(d)		6,725	6,739		TOTAL COMMODITY INDEXED STRUCTURED NOTES		$89,850
0.38%, 08/09/2013(d)		2,000	2,001		SENIOR FLOATING RATE INTERESTS -	Principal
1.13%, 09/30/2013		6,000	6,020		19.39%	Amount (000's)	Value (000's)
4.63%, 10/15/2014		7,749	8,208		Aerospace & Defense - 0.31%
Federal Home Loan Banks					Beechcraft Holdings LLC, Term Loan EXIT
0.17%, 11/25/2013		4,000	4,002		5.75%, 02/15/2020(d)	$1,214	$1,220
0.17%, 12/04/2013		8,000	8,003		Hamilton Sundstrand, Term Loan
0.23%, 10/15/2014		5,000	4,996		4.00%, 12/05/2019(d)	2,195	2,195
0.29%, 11/08/2013		5,000	5,004		Sequa Corp, Term Loan
0.88%, 12/12/2014		4,000	4,035		5.25%, 05/29/2017(d)	1,995	2,014
Freddie Mac							$5,429
0.32%, 12/03/2014		5,000	5,001
0.32%, 04/29/2015		5,000	4,994		Airlines - 0.36%
1.00%, 08/20/2014		12,000	12,108		Delta Air Lines Inc, Term Loan
4.50%, 01/15/2014		3,546	3,640		4.25%, 04/20/2017(d)	861	870
			$79,750		Delta Air Lines Inc, Term Loan B1
					4.00%, 10/18/2018(d)	2,494	2,500
Media- 0.03%					United Airlines Inc, Term Loan
Clear Channel Communications Inc					4.00%, 03/22/2019(d)	1,500	1,515
9.00%, 12/15/2019(c)		523	525
					US Airways Inc, Term Loan B1
					4.25%, 05/21/2019(d)	1,500	1,499
Sovereign - 0.55%							$6,384
Italy Buoni Poliennali Del Tesoro					Apparel - 0.04%
2.10%, 09/15/2016	EUR	6,823	9,033		Wolverine World Wide Inc, Term Loan B
2.15%, 09/15/2014		420	558		4.00%, 06/26/2019(d)	640	646
			$9,591
TOTAL BONDS			$147,520
COMMODITY INDEXED STRUCTURED	Principal				Automobile Parts & Equipment - 0.21%
NOTES- 5.11%	Amount (000's)		Value(000	's)	Allison Transmission Inc, Term Loan B3
					3.75%, 08/15/2019(d)	744	750
Banks- 4.41%					Federal-Mogul Corp, Term Loan B-EXIT
BNP Paribas SA; Dow Jones - UBS					2.14%, 12/27/2013(d)	486	475
Commodity Index Linked Note					Federal-Mogul Corp, Term Loan C-EXIT
0.21%, 06/27/2013(d)		$6,900	7,351		2.14%, 12/27/2015(d)	248	243
0.28%, 04/25/2014(d)		5,000	4,191		Schaeffler AG, Term Loan C
CIBC; Dow Jones - UBS Commodity Index					4.25%, 01/20/2017(d)	2,205	2,232
Linked Note							$3,700
0.00%, 06/28/2013(a),(d)		4,000	3,723
0.08%, 12/23/2013(d)		9,500	6,882

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Building Materials - 0.01%			Diversified Financial Services - 0.67%
Brand Energy & Infrastructure Services Inc,			LPL Holdings Inc, Term Loan B
Term Loan			3.25%, 03/29/2019(d)	$1,782	$1,780
6.25%, 10/16/2018(d)	$96	$98	Ocwen Financial Corp, Term Loan B
			5.00%, 02/15/2018(d)	2,000	2,023
			TCW Group Inc, Term Loan B
Chemicals - 0.65%			4.00%, 12/20/2019(d)	1,995	2,018
DuPont Performance Coatings, Term Loan B
4.75%, 01/18/2020(d)	8,000	8,057	Walter Investment Management Corp, Term
			Loan B
Ineos US Finance LLC, Term Loan			5.75%, 11/15/2017(d)	5,899	5,955
4.00%, 04/27/2018(d)	1,545	1,544
Univar Inc, Term Loan B					$11,776
5.00%, 06/30/2017(d)	1,778	1,764	Electric - 0.24%
		$11,365	Calpine Corp, Term Loan B3
			4.00%, 09/27/2019(d)	597	602
Commercial Services - 1.36%			Dynegy Inc, Term Loan B2
Booz Allen Hamilton Inc, Term Loan B			4.00%, 04/16/2020(d)	615	617
4.50%, 07/27/2019(d)	871	876
Brand Energy & Infrastructure Services Inc,			Equipower Resources Holdings LLC, Term
			Loan C
Term Loan B1			0.00%, 12/31/2019(d),(f)	1,000	1,005
6.25%, 10/16/2018(d)	401	407
			La Frontera Generation LLC, Term Loan
Bright Horizons Family Solutions Inc, Term			4.50%, 09/30/2020(d)	2,000	2,015
Loan B
4.00%, 01/24/2020(d)	2,993	3,013			$4,239
Ceridian Corp, Term Loan B-EXT			Electrical Components & Equipment - 0.15%
5.95%, 05/09/2017(d)	4,191	4,218	Wesco Distribution Inc, Term Loan
CHG Buyer Corp, Term Loan			4.50%, 12/04/2019(d)	2,532	2,547
9.00%, 11/13/2020(d)	525	535
Harland Clarke Holdings Corp, Term Loan
B3			Entertainment - 0.41%
7.00%, 04/26/2018(d)	3,627	3,569	AMC Entertainment Inc, Term Loan
			3.50%, 04/23/2020(d)	1,500	1,503
Interactive Data Corp, Term Loan
3.75%, 02/11/2018(d)	483	484	CCM Merger Inc, Term Loan
			5.00%, 03/01/2017(d)	1,124	1,130
Laureate Education Inc, Term Loan EXT
5.25%, 06/15/2018(d)	4,987	5,002	Cinemark USA Inc, Term Loan
			3.20%, 12/13/2019(d)	1,995	2,001
Pharmaceutical Product Development Inc,
Term Loan B			Pinnacle Entertainment Inc, Term Loan A
			4.00%, 03/08/2019(d)	1,235	1,237
4.25%, 12/05/2018(d)	2,230	2,244
Pharmaceutical Research Associates Inc, Term			WMG Acquisition Corp, Delay-Draw Term
Loan			Loan DD
			0.00%, 07/20/2020(d),(f)	433	430
6.50%, 12/10/2017(d)	1,497	1,516
			0.00%, 07/20/2020(d),(f)	67	67
Truven Health Analytics Inc, Term Loan B
4.50%, 05/25/2019(d)	2,073	2,076	WMG Acquisition Corp, Term Loan B
			3.75%, 07/07/2020(d)	828	832
		$23,940
					$7,200
Computers - 0.21%
CompuCom Systems Inc, Term Loan			Environmental Control - 0.10%
4.25%, 05/07/2020(d)	331	332	ADS Waste Holdings Inc, Term Loan B
			4.25%, 10/05/2019(d)	748	753
Spansion LLC, Term Loan B
5.25%, 12/11/2018(d)	687	694	CCS Inc, Term Loan
			6.25%, 05/14/2018(d)	1,067	1,079
SunGard Data Systems Inc, Term Loan D
4.50%, 01/20/2020(d)	1,596	1,616			$1,832
SunGard Data Systems Inc, Term Loan E			Food- 1.69%
4.00%, 03/07/2020(d)	1,000	1,012	AdvancePierre Foods Inc, Term Loan
		$3,654	5.75%, 06/20/2017(d)	1,496	1,505
			9.50%, 10/02/2017(d)	675	689
Consumer Products - 0.02%
Spectrum Brands Holdings Inc, Term Loan			Albertsons LLC, Term Loan B1
			4.25%, 03/21/2016(d)	1,815	1,824
4.50%, 11/06/2019(d)	337	341
			Albertsons LLC, Term Loan B2
			4.75%, 05/21/2019(d)	1,185	1,187
Distribution & Wholesale - 0.39%			Aramark Corp, Term Loan C
American Builders & Contractors Supply Co			3.75%, 07/26/2016(d)	3,000	3,028
Inc, Term Loan B			Aramark Corp, Term Loan D
3.50%, 04/05/2020(d)	2,000	2,006	4.00%, 08/22/2019(d)	2,500	2,528
HD Supply Inc, Term Loan			Candy Intermediate Holdings, Term Loan
4.50%, 10/05/2017(d)	1,737	1,749	7.51%, 06/08/2018(d)	342	343
Spin Holdco Inc, Term Loan			Dole Food Co Inc, Term Loan B
4.25%, 11/08/2019(d)	3,000	3,015	3.75%, 04/25/2020(d)	1,000	1,002
		$6,770	HJ Heinz Co, Term Loan B2
			0.00%, 03/27/2020(d),(f)	6,500	6,555
			Pinnacle Foods Finance LLC, Term Loan G
			3.25%, 04/29/2020(d)	1,000	1,000

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Food (continued)			Healthcare - Services (continued)
Supervalu Inc, Term Loan			Skilled Healthcare Group Inc, Term Loan
5.00%, 03/21/2019(d)	$999	$996	6.75%, 04/09/2016(d)	$975	$981
US Foods Inc, Term Loan			Steward Health Care System LLC, Term
0.00%, 05/31/2019(d),(f)	3,000	2,989	Loan
5.75%, 03/31/2017(d)	980	984	6.75%, 04/10/2020(d)	1,000	1,007
US Foods Inc, Term Loan EXT			United Surgical Partners International Inc,
5.75%, 03/31/2017(d)	3,566	3,602	Term Loan B
Wilton Brands LLC, Term Loan B			4.75%, 03/19/2019(d)	5,225	5,288
7.50%, 08/22/2018(d)	1,463	1,471	Vanguard Health Holding Co II LLC, Term
		$29,703	Loan
			3.75%, 01/29/2016(d)	1,238	1,249
Forest Products & Paper - 0.07%					$30,839
Xerium Technologies Inc, Term Loan
7.25%, 05/02/2019(d)	1,250	1,259	Home Furnishings - 0.05%
			Tempur-Pedic International Inc, Term Loan B
			3.50%, 11/20/2019(d)	813	814
Hand & Machine Tools - 0.17%
Apex Tool Group LLC, Term Loan B
4.50%, 01/25/2020(d)	3,000	3,019	Household Products & Wares - 0.14%
			Sun Products Corp, Term Loan B
			5.50%, 03/21/2020(d)	2,500	2,494
Healthcare - Products - 0.62%
Bausch & Lomb Inc, Term Loan
4.00%, 05/17/2019(d)	1,985	1,988	Insurance - 0.42%
Hologic Inc, Term Loan B			Alliant Insurance Services Inc, Term Loan
4.50%, 07/19/2019(d)	1,137	1,144	5.00%, 12/07/2019(d)	2,993	3,007
Kinetic Concepts Inc, Term Loan C1			Cunningham Lindsey US Inc, Term Loan
5.50%, 05/04/2018(d)	2,388	2,416	5.00%, 10/18/2019(d)	1,298	1,309
Kinetic Concepts Inc, Term Loan C2			USI Holdings Corp, Term Loan
5.00%, 11/04/2016(d)	988	999	5.25%, 12/14/2019(d)	2,993	3,012
Onex Carestream Finance LP, Term Loan					$7,328
5.00%, 02/25/2017(d)	3,418	3,416
WP Prism Inc, PIK Term Loan			Internet - 0.45%
6.25%, PIK 6.00%, 05/31/2018(d),(g)	1,000	1,002	Endurance International Group Inc/The, Term
		$10,965	Loan
			6.25%, 05/08/2020(d)	1,995	2,008
Healthcare - Services - 1.76%			10.25%, 05/08/2020(d)	900	909
Apria Healthcare Group Inc, Term Loan			Internet Brands Inc, Term Loan
6.75%, 04/01/2020(d)	3,000	3,020	6.25%, 03/13/2019(d)	700	701
Ardent Medical Services Inc, Term Loan			ION Trading Technologies Ltd Inc, Term
6.75%, 05/19/2018(d)	599	605	Loan
CHS/Community Health Systems Inc, Term			4.50%, 05/22/2020(d)	2,000	2,014
Loan EXT			VFH Parent LLC, Term Loan
3.77%, 01/25/2017(d)	120	121	5.75%, 07/08/2016(d)	1,000	1,007
DaVita HealthCare Partners Inc, Term Loan			Zayo Group LLC, Term Loan
A3			4.50%, 06/15/2019(d)	1,290	1,298
2.70%, 08/24/2017(d)	3,950	3,959			$7,937
DaVita HealthCare Partners Inc, Term Loan
B2			Investment Companies - 0.11%
4.00%, 08/21/2019(d)	1,496	1,512	RPI Finance Trust, Term Loan
			4.00%, 11/09/2018(d)	1,995	2,003
Drumm Investors LLC, Term Loan
5.00%, 05/04/2018(d)	3,470	3,339
Genesis Healthcare LLC, Term Loan			Leisure Products & Services - 0.37%
10.00%, 10/02/2017(d)	594	612	Bombardier Recreational Products Inc, Term
Health Management Associates Inc, Term			Loan B
Loan B			5.00%, 01/23/2019(d)	5,280	5,314
3.50%, 11/22/2018(d)	972	978	Equinox Holdings Inc, Term Loan
Heartland Dental Care Inc, Term Loan			4.50%, 01/31/2020(d)	1,250	1,258
6.25%, 12/20/2018(d)	1,496	1,515			$6,572
IASIS Healthcare LLC, Term Loan B2
4.50%, 05/03/2018(d)	2,241	2,247	Leisure Time - 0.09%
LHP Operations Co LLC, Term Loan			Sabre Inc, Term Loan C
9.00%, 06/29/2018(d)	324	331	4.00%, 02/15/2018(d)	1,492	1,501
LifePoint Hospitals Inc, Term Loan B
2.70%, 07/31/2017(d)	873	878	Lodging - 0.29%
Select Medical Corp, Term Loan B			Caesars Entertainment Operating Co Inc, Term
5.50%, 06/01/2018(d)	701	705	Loan B6
5.50%, 06/01/2018(d)	233	235	5.44%, 01/28/2015(d)	3,553	3,172
Sheridan Holdings Inc, Term Loan			MGM Resorts International, Term Loan B
4.50%, 06/29/2018(d)	1,741	1,752	3.50%, 12/13/2019(d)	1,995	1,999
9.00%, 06/29/2019(d)	500	505
					$5,171

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Media- 1.83%			Packaging & Containers (continued)
Charter Communications Operating LLC,			Pact Group Inc, Term Loan
Term Loan F			3.75%, 05/22/2020(d)	$2,000	$2,007
3.00%, 01/19/2021(d)	$1,238	$1,233			$2,256
Clear Channel Communications Inc, Term
Loan B			Pharmaceuticals - 0.69%
3.89%, 01/29/2016(d)	10,596	9,834	Generic Drug Holdings Inc, Term Loan
			5.00%, 10/04/2019(d)	1,298	1,307
EMI Music Publishing LLC, Term Loan B
4.25%, 03/05/2018(d)	2,537	2,552	Grifols Inc, Term Loan
			4.25%, 06/01/2017(d)	984	991
FoxCo Acquisition Sub LLC, Term Loan
5.50%, 07/31/2017(d)	564	571	Par Pharmaceutical Cos Inc, Term Loan B1
			4.25%, 09/28/2019(d)	1,658	1,660
Kabel Deutschland Vertrieb und Service
GmbH, Term Loan F			Quintiles Transnational Corp, Term Loan B2
			4.50%, 06/08/2018(d)	2,494	2,519
3.25%, 02/01/2019(d)	1,000	999
McGraw-Hilll Education Holdings LLC, Term			Valeant Pharmaceuticals International Inc,
Loan			Term Loan D
			3.50%, 09/27/2019(d)	4,379	4,401
9.00%, 03/18/2019(d)	3,000	2,989
Mediacom Broadband LLC, Term Loan G			Warner Chilcott Co LLC, Term Loan B1
			4.25%, 03/15/2018(d)	504	507
4.00%, 08/15/2020(d)	995	1,003
			4.25%, 08/15/2018(d)	219	221
Nine Entertainment Co Pty Ltd, Term Loan
3.50%, 01/31/2020(d)	5,500	5,521	Warner Chilcott Co LLC, Term Loan B2
			4.25%, 03/15/2018(d)	179	180
TL Acquisitions Inc, Term Loan
2.70%, 07/03/2014(d)	786	617	Warner Chilcott Co LLC, Term Loan B3
			4.25%, 03/15/2018(d)	397	399
Tribune Co, Term Loan B-EXIT
4.00%, 12/17/2019(d)	2,993	3,024			$12,185
Virgin Media Investment Holdings Ltd, Term			Pipelines - 0.11%
Loan B			Ruby Western Pipeline Holdings LLC, Term
0.00%, 02/15/2020(d),(f)	1,000	998	Loan
WideOpenWest Finance LLC, Term Loan B2			3.50%, 03/22/2020(d)	2,000	2,010
4.75%, 03/26/2019(d)	2,788	2,807
		$32,148
			Private Equity - 0.02%
Metal Fabrication & Hardware - 0.12%			American Capital Ltd, Term Loan
Ameriforge Group Inc, Term Loan			5.50%, 08/15/2017(d)	425	430
5.00%, 01/22/2020(d)	1,995	2,018
			Real Estate - 0.21%
Miscellaneous Manufacturing - 0.11%			Capital Automotive LP, Term Loan
FGI Operating Co LLC, Term Loan B			6.00%, 04/18/2020(d)	1,500	1,553
5.50%, 04/13/2019(d)	993	995	Capital Automotive LP, Term Loan B1
Rexnord LLC/RBS Global Inc, Term Loan B			4.00%, 04/05/2019(d)	619	623
3.75%, 04/04/2018(d)	996	1,007	Realogy Group LLC, Term Loan EXT
		$2,002	4.50%, 10/10/2016(d)	1,500	1,513
Oil & Gas - 0.60%					$3,689
EP Energy LLC, Term Loan B3			REITS- 0.17%
3.50%, 05/24/2018(d)	750	754	iStar Financial Inc, Term Loan
Offshore Group Investment Ltd, Term Loan			4.50%, 10/11/2017(d)	2,788	2,815
5.75%, 03/22/2019(d)	1,500	1,517	iStar Financial Inc, Term Loan A1
Pacific Drilling SA, Term Loan			5.25%, 03/19/2016(d)	181	182
0.00%, 05/18/2018(d),(f)	1,500	1,506			$2,997
Plains Exploration & Production Co, Term
Loan B			Retail - 1.17%
5.18%, 10/15/2019(d),(h)	1,500	1,500	BJ's Wholesale Club Inc, Term Loan
			4.25%, 09/26/2019(d)	2,353	2,360
Rice Drilling B LLC, Term Loan
8.50%, 10/11/2018(d)	1,500	1,519	Charlotte Russe Inc, Term Loan
			6.75%, 05/25/2019(d)	1,000	990
Samson Investment Co, Term Loan
6.00%, 09/19/2018(d)	625	629	Collective Brands Inc, Term Loan
			7.25%, 09/19/2019(d)	1,368	1,382
Tesoro Corp, Term Loan B
0.00%, 01/30/2016(d),(f)	3,000	3,030	JC Penney Corp Inc, Term Loan
			6.00%, 05/21/2018(d)	1,500	1,520
		$10,455
			Jo-Ann Stores Inc, Term Loan
Oil & Gas Services - 0.14%			4.00%, 03/19/2018(d)	1,713	1,724
Frac Tech International LLC, Term Loan			Landry's Inc, Term Loan
8.50%, 05/06/2016(d)	426	418	4.75%, 04/19/2018(d)	2,977	3,011
Saxon Energy Services Inc, Term Loan			Michaels Stores Inc, Term Loan B
5.50%, 02/13/2019(d)	2,000	2,020	3.75%, 01/24/2020(d)	2,069	2,078
		$2,438	Philips Van Heusen, Term Loan B
			3.25%, 12/19/2019(d)	3,000	3,013
Packaging & Containers - 0.13%			Pilot Travel Centers LLC, Term Loan B
FleetPride Corp, Term Loan			4.25%, 08/06/2019(d)	995	985
5.25%, 11/15/2019(d)	249	249

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Retail (continued)			Transportation - 0.01%
Rite Aid Corp, Term Loan			American Commercial Lines LLC, Term
5.75%, 07/07/2020(d)	$2,000	$2,066	Loan
Serta Simmons Holdings LLC, Term Loan			7.50%, 09/20/2019(d)	$202	$199
5.00%, 09/19/2019(d)	748	752
Wendy's International Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$340,750
3.25%, 05/15/2019(d)	616	619	U.S. GOVERNMENT & GOVERNMENT	Principal
		$20,500	AGENCY OBLIGATIONS - 21.77%	Amount (000's)	Value (000's)
Semiconductors - 0.37%			Federal Home Loan Bank - 0.23%
Freescale Semiconductor Inc, Term Loan			0.10%, 01/17/2014(i)	$4,000	$3,998
5.00%, 02/13/2020(d)	3,500	3,516
NXP Semiconductor LLC, Term Loan C			Federal Home Loan Mortgage Corporation (FHLMC) - 0.80%
4.75%, 01/11/2020(d)	2,993	3,052
		$6,568	0.12%, 08/28/2013(i)	7,000	6,999
			0.15%, 08/20/2013(i)	7,000	7,000
Software - 0.64%					$13,999
Blackboard Inc, Term Loan B2
6.25%, 10/04/2018(d)	1,462	1,486	Federal National Mortgage Association (FNMA) - 1.14%
Datatel Parent Corp, Term Loan B			0.10%, 01/21/2014(i)	7,000	6,996
4.50%, 07/19/2018(d)	1,466	1,475	0.13%, 10/01/2013(i)	8,000	7,998
Emdeon Inc, Term Loan B2			0.15%, 09/16/2013(i)	5,000	4,999
3.75%, 11/02/2018(d)	2,488	2,503			$19,993
Epicor Software Corp, Term Loan B1
4.50%, 05/16/2018(d)	987	998	U.S. Treasury - 2.10%
Genesys Telecom Holdings US Inc, Term			0.25%, 04/30/2014	5,000	5,005
Loan B			0.88%, 01/31/2018	5,115	5,089
4.00%, 01/31/2020(d)	439	441	1.25%, 02/15/2014	5,000	5,039
Infor US Inc, Term Loan B2			1.25%, 03/15/2014	7,000	7,061
5.34%, 04/05/2018(d)	1,737	1,753	2.63%, 07/31/2014	7,000	7,198
RedPrairie, Term Loan			2.88%, 05/15/2043	125	115
6.75%, 12/14/2018(d)	2,195	2,224	3.13%, 02/15/2043	300	290
11.25%, 12/14/2019(d)	400	423	4.00%, 02/15/2014	7,000	7,190
		$11,303			$36,987
Telecommunications - 1.71%			U.S. Treasury Inflation-Indexed Obligations - 17.50%
Alcatel-Lucent USA Inc, Term Loan C			0.13%, 04/15/2016	46,373	47,967
7.25%, 01/29/2019(d)	3,491	3,526	0.13%, 04/15/2017	8,525	8,884
ARRIS Group Inc, Term Loan B			0.13%, 04/15/2018	12,678	13,294
3.50%, 02/07/2020(d)	1,000	999	0.13%, 01/15/2022	9,519	9,807
Cricket Communications Inc, Term Loan			0.13%, 07/15/2022	7,227	7,445
4.75%, 10/03/2019(d)	474	476	0.13%, 01/15/2023	37,361	38,027
Cricket Communications Inc, Term Loan C			0.50%, 04/15/2015	17,250	17,740
4.75%, 03/01/2020(d)	4,000	4,025	0.63%, 02/15/2043	5,513	5,006
Fairpoint Communications Inc, Term Loan B			0.75%, 02/15/2042	10,186	9,653
7.50%, 02/14/2019(d)	3,000	2,968	1.13%, 01/15/2021	4,533	5,074
Integra Telecom Holdings Inc, Term Loan			1.25%, 04/15/2014	7,655	7,772
6.00%, 02/19/2019(d)	1,000	1,010	1.25%, 07/15/2020	2,049	2,322
Intelsat Jackson Holdings SA, Term Loan B1			1.38%, 01/15/2020	2,511	2,843
4.25%, 04/02/2018(d)	4,220	4,245	1.63%, 01/15/2015	2,255	2,352
IPC Systems Inc, Term Loan B			1.75%, 01/15/2028	9,583	11,418
5.44%, 06/01/2015(d)	1,000	830	1.88%, 07/15/2015	5,697	6,092
IPC Systems Inc, Term Loan C			1.88%, 07/15/2019	398	464
7.75%, 07/31/2017(d)	498	480	2.00%, 01/15/2014	11,962	12,129
Level 3 Financing Inc, Term Loan BII			2.00%, 07/15/2014	5,428	5,619
4.75%, 08/01/2019(d)	2,000	2,014	2.00%, 01/15/2016	2,228	2,412
LTS Buyer LLC, Term Loan B			2.00%, 01/15/2026	3,167	3,867
4.50%, 04/01/2020(d)	143	144	2.13%, 01/15/2019	1,658	1,933
Syniverse Technologies Inc, Term Loan			2.13%, 02/15/2040	4,606	5,985
4.00%, 04/20/2019(d)	2,000	2,007	2.13%, 02/15/2041	6,040	7,865
Telesat Canada, Term Loan B2			2.38%, 01/15/2025	14,910	18,768
3.50%, 03/26/2019(d)	1,604	1,613	2.38%, 01/15/2027	5,338	6,816
UPC Financing Partnership, Term Loan AF			2.50%, 07/15/2016	8,741	9,777
4.00%, 01/31/2021(d)	2,925	2,937	2.50%, 01/15/2029	7,183	9,389
Windstream Corp, Term Loan B3			3.38%, 04/15/2032	790	1,182
4.00%, 08/03/2019(d)	744	751	3.63%, 04/15/2028	7,808	11,451
Windstream Corp, Term Loan B4			3.88%, 04/15/2029	9,324	14,213
3.50%, 01/10/2020(d)	1,995	2,001			$307,566
		$30,026	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
					$382,543

			TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.04%		$748

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 1.65%	Amount (000's)	Value(000	's)
Banks- 1.65%
Investment in Joint Trading Account; Credit	$4,668	$4,669
Suisse Repurchase Agreement; 0.06%
dated 05/31/2013 maturing 06/03/2013
(collateralized by US Government
Securities; $4,761,744; 4.25% - 6.13%;
dated 11/15/27 - 11/15/39)
Investment in Joint Trading Account; Deutsche	11,671	11,671
Bank Repurchase Agreement; 0.07% dated
05/31/2013 maturing 06/03/2013
(collateralized by US Government
Securities; $11,904,359; 0.00% - 7.25%;
dated 06/07/13 - 05/15/30)
Investment in Joint Trading Account; JP	7,209	7,208
Morgan Repurchase Agreement; 0.07%
dated 05/31/2013 maturing 06/03/2013
(collateralized by US Government
Securities; $7,352,691; 0.00% - 10.35%;
dated 06/03/13 - 11/23/35)
Investment in Joint Trading Account; Merrill	5,492	5,492
Lynch Repurchase Agreement; 0.05%
dated 05/31/2013 maturing 06/03/2013
(collateralized by US Government
Securities; $5,602,051; 0.13% - 5.38%;
dated 04/30/15 - 02/15/31)
		$29,040
TOTAL REPURCHASE AGREEMENTS		$29,040
Total Investments		$1,729,706
Other Assets in Excess of Liabilities, Net - 1.58%		$27,761
TOTAL NET ASSETS - 100.00%		$1,757,467

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $14,220 or 0.81% of net assets.
(d)	Variable Rate. Rate shown is in effect at May 31, 2013.
(e)	Security purchased on a when-issued basis.
(f)	This Senior Floating Rate Note will settle after May 31, 2013, at which time the interest rate will be determined.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,500 or 0.09% of net assets.
(i)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Government	30 .84%
Energy	23 .78%
Financial	14 .35%
Utilities	6.80%
Consumer, Non-cyclical	6.80%
Communications	5.52%
Consumer, Cyclical	3.45%
Industrial	3.44%
Basic Materials	2.07%
Technology	1.22%
Diversified	0.11%
Purchased Interest Rate Swaptions	0.04%
Other Assets in Excess of Liabilities, Net	1.58%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2013 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale		Delivery Date				Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Bank of America NA			07/23/2013		676,000	$884	$879		$5
Euro	Barclays Bank PLC			07/23/2013		2,061,000	2,690	2,679		11
Euro	Deutsche Bank AG			07/23/2013		1,744,317	2,257	2,268		(11)
Euro	Goldman Sachs & Co			07/23/2013		2,667,000	3,431	3,467		(36)
Total										$(31)

Amounts in thousands except contracts

Futures Contracts

Type		Long/Short		Contracts	Notional Value		Fair Value		Unrealized Appreciation/(Depreciation)
UK 10 Year Gilt; September 2013			Short		36 $	6,333 $		6,335		$(2)
US 10 Year Note; June 2013			Short		19	2,480		2,475		5
US 10 Year Note; September 2013			Long		266	34,600		34,372		(228)
US 2 Year Note; September 2013			Short		21	4,628		4,623		5
US 5 Year Note; September 2013			Long		26	3,194		3,183		(11)
US Long Bond; September 2013			Short		37	5,247		5,181		66
US Ultra Bond; September 2013			Short		37	5,647		5,628		19
Total										$(146)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Pay	1.98%	03/07/2023	$900	$(27)	$	—		$(27)
Barclays Bank PLC 3 Month LIBOR		Pay	2.50%	03/17/2024	2,600	(34)		—		(34)
Barclays Bank PLC 3 Month LIBOR		Receive	2.48%	07/09/2042	1,000	153		—		153
Barclays Bank PLC 3 Month LIBOR		Receive	2.58%	11/29/2042	1,400	187		—		187
Total						$279	$	—		$279

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	3.25%	02/09/2016	$10,600	$484	$585		$101
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	3.00%	03/14/2014	9,700	144	163		19
Rate Swap		LIBOR
Total							$628	$748		$120

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.00%	10/20/2014	$9,200	$(42)	$(19)		$23
Rate Swap		LIBOR
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.40%	02/14/2015	15,000	(119)	(91)		28
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	2.50%	04/11/2014	4,700	(92)	(177)		(85)
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	10/20/2014	9,200	(73)	(172)		(99)
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.40%	02/14/2015	15,000	(214)	(266)		(52)
Rate Swap		LIBOR
Total							$(540)	$(725	) $	(185)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 55.08%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.36%				Automobile Manufacturers - 0.71%
Dentsu Inc	5,700	$173		China Motor Corp	41,000		$38
Gendai Agency Inc	8,400	48		Daihatsu Motor Co Ltd	6,000		127
Interpublic Group of Cos Inc/The (a)	50,722	721		Dongfeng Motor Group Co Ltd	46,000		72
Lamar Advertising Co (a),(b)	4,394	205		Fiat Industrial SpA	48,417		557
Omnicom Group Inc (a),(c)	23,823	1,480		Fiat SpA (b)	12,413		97
Tri-Stage Inc	3,400	38		Ford Motor Co	32,275		506
WPP PLC	20,094	342		Fuji Heavy Industries Ltd	15,000		338
		$3,007		Geely Automobile Holdings Ltd	125,000		61
				General Motors Co (b)	8,320		282
Aerospace & Defense - 0.87%				Hino Motors Ltd	25,000		355
Alliant Techsystems Inc (a)	3,600	283
B/E Aerospace Inc (a),(b)	1,600	102		Honda Motor Co Ltd	11,678		434
				Isuzu Motors Ltd	82,243		611
Curtiss-Wright Corp	15,260	555		Kia Motors Corp	873		45
Embraer SA ADR	1,500	54		Mitsubishi Motors Corp (b)	34,000		52
Esterline Technologies Corp (b)	900	66
				Nissan Motor Co Ltd	73,442		793
Exelis Inc	14,080	171		Oshkosh Corp (b)	7,440		296
GenCorp Inc (b)	5,985	82
General Dynamics Corp (a)	7,263	560		PACCAR Inc	15,950		855
				Suzuki Motor Corp	10,700		260
Jamco Corp	8,900	112		Tata Motors Ltd ADR	2,600		71
L-3 Communications Holdings Inc (a)	14,982	1,275
				UMW Holdings Bhd	24,900		116
Lockheed Martin Corp	4,340	459					$5,966
MTU Aero Engines AG	18	2
Northrop Grumman Corp (a)	10,434	859		Automobile Parts & Equipment - 0.73%
Raytheon Co (a)	5,700	380		Aisin Seiki Co Ltd	600		22
Rockwell Collins Inc (a)	2,382	154		Allison Transmission Holdings Inc	27,800		662
Rolls-Royce Holdings PLC (b)	26,197	475		Autoliv Inc	2,600		204
Safran SA	7,717	410		Bridgestone Corp	2,200		71
Spirit Aerosystems Holdings Inc (b)	1,200	26		Calsonic Kansei Corp	27,000		117
TransDigm Group Inc	2,425	355		Cheng Shin Rubber Industry Co Ltd	4,000		12
United Technologies Corp (a)	9,336	886		Dana Holding Corp	12,441		235
		$7,266		Delphi Automotive PLC	3,045		149
				Denso Corp	3,500		145
Agriculture - 0.59%				Exedy Corp	26,977		676
Altria Group Inc (a)	17,333	626
				Georg Fischer AG (b)	301		138
Archer-Daniels-Midland Co (a)	10,900	351
				Goodyear Tire & Rubber Co/The (a),(b)	36,956		560
Asian Citrus Holdings Ltd	343,697	147		Hyundai Wia Corp	772		112
British American Tobacco PLC ADR	1,327	146		JTEKT Corp	18,600		201
Bunge Ltd	15,735	1,095		Keihin Corp	13,100		188
Japan Tobacco Inc	28,291	963		KYB Co Ltd	3,000		16
Kernel Holding SA (b)	1,122	19
Lorillard Inc (a)	7,742	329		Musashi Seimitsu Industry Co Ltd	4,700		108
Philip Morris International Inc (a)	9,814	892		NHK Spring Co Ltd	11,500		130
Reynolds American Inc (a)	6,124	295		NOK Corp	14,100		225
				Stanley Electric Co Ltd	20,375		372
Swedish Match AB	2,308	80		Sumitomo Electric Industries Ltd	7,900		94
		$4,943		Tachi-S Co Ltd	13,853		202
Airlines - 0.35%				Tenneco Inc (b)	15,880		704
Air China Ltd	34,000	28		Tokai Rika Co Ltd	7,600		140
Alaska Air Group Inc (b)	4,400	250		Toyota Boshoku Corp	8,400		120
ANA Holdings Inc	20,000	42		TRW Automotive Holdings Corp (b)	1,500		95
China Southern Airlines Co Ltd	82,000	38		WABCO Holdings Inc (a),(b)	4,000		302
Copa Holdings SA	200	26		Yokohama Rubber Co Ltd/The	12,000		120
Delta Air Lines Inc (a)	58,297	1,050					$6,120
Deutsche Lufthansa AG (b)	8,569	184
SkyWest Inc (a)	28,204	396		Banks - 2.83%
Southwest Airlines Co (a)	24,985	354		ABSA Group Ltd	481		7
				Agricultural Bank of China Ltd	8,000		4
Turk Hava Yollari Anonium Ortakligi	47,870	222		AMMB Holdings Bhd	9,500		23
United Continental Holdings Inc (b)	11,470	372
				Associated Banc-Corp (a)	4,300		66
		$2,962		Banca Popolare dell'Emilia Romagna Scrl (b)	28,727		240
Apparel - 0.14%				Banco Bradesco SA ADR	6,040		97
Adidas AG	1,450	158		Banco do Brasil SA	6,500		76
Carter's Inc	2,100	151		Bangkok Bank PCL	7,100		48
Crocs Inc (a),(b)	9,700	171		Bank of America Corp (a)	32,134		439
Nike Inc	2,304	142		Bank of Ayudhya PCL	33,500		37
Quiksilver Inc (b)	25,750	203		Bank of China Ltd	225,000		106
Ralph Lauren Corp	100	18		Bank of New York Mellon Corp/The (a)	35,037		1,053
True Religion Apparel Inc	10,089	321		Bank of Yokohama Ltd/The	7,000		34
TSI Holdings Co Ltd	6,560	42		Bank Rakyat Indonesia Persero Tbk PT	32,500		29
		$1,206		BOK Financial Corp	6,220		405
				Capital One Financial Corp (a)	14,130		861
				Chiba Bank Ltd/The	13,000		81

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Beverages (continued)
China Construction Bank Corp	221,000	$178		Constellation Brands Inc (a),(b)	11,327		$600
Citigroup Inc (c)	24,490	1,273		DE Master Blenders 1753 NV (b)	22,859		359
Commerce Bancshares Inc/MO (a)	41	2		Diageo PLC	8,960		265
Credicorp Ltd	100	14		Dr Pepper Snapple Group Inc (a)	12,946		596
Cullen/Frost Bankers Inc	1,710	110		Fomento Economico Mexicano SAB de CV	400		43
Deutsche Bank AG	327	15		ADR
DNB ASA	12,751	206		Grupo Modelo SAB de CV	89,883		812
East West Bancorp Inc	2,900	76		Kirin Holdings Co Ltd	16,924		276
Eighteenth Bank Ltd/The	41,000	91		LT Group Inc (b)	499,665		291
Fifth Third Bancorp (a)	86,836	1,581		Molson Coors Brewing Co	16,240		803
First Republic Bank/CA	7,270	270		Monster Beverage Corp (b)	1,628		89
FirstRand Ltd	24,278	71		PepsiCo Inc (a)	16,567		1,338
Fukuoka Financial Group Inc	38,000	154					$9,029
Fulton Financial Corp (a)	6,500	75
Goldman Sachs Group Inc/The (a)	6,826	1,106		Biotechnology - 0.83%
				Alexion Pharmaceuticals Inc (a),(b)	1,569		153
Grupo Financiero Banorte SAB de CV	17,100	109		Amgen Inc (a)	7,537		758
HDFC Bank Ltd ADR	1,900	76		Arena Pharmaceuticals Inc (b)	58,075		513
Higashi-Nippon Bank Ltd/The	33,000	69		Biogen Idec Inc (a),(b),(c)	3,650		867
HSBC Holdings PLC ADR	2,706	148		Celgene Corp (b)	1,800		223
Huntington Bancshares Inc/OH (a)	10,500	81
				Charles River Laboratories International Inc (b)	4,200		182
ICICI Bank Ltd ADR	1,100	49		Gilead Sciences Inc (a),(b)	26,286		1,432
Industrial & Commercial Bank of China Ltd	163,000	114		Life Technologies Corp (b)	5,856		434
Itau Unibanco Holding SA ADR	4,070	61		Puma Biotechnology Inc (b)	3,475		135
JP Morgan Chase & Co (a)	41,534	2,268
				Regeneron Pharmaceuticals Inc (b)	1,790		433
Kasikornbank PCL - NVDR	8,400	54		Seattle Genetics Inc (b)	5,135		176
KeyCorp (a)	34,300	370
				Vertex Pharmaceuticals Inc (b)	20,290		1,629
Krung Thai Bank PCL	80,250	59
M&T Bank Corp	10,440	1,096					$6,935
Malayan Banking Bhd	14,700	48		Building Materials - 0.55%
Mitsubishi UFJ Financial Group Inc	171,518	996		Armstrong World Industries Inc (a),(b)	12,720		661
Mizuho Financial Group Inc	29,900	57		Buzzi Unicem SpA	2,651		44
Morgan Stanley	16,020	415		China Shanshui Cement Group Ltd	31,000		16
Nedbank Group Ltd	953	17		Duratex SA	2,900		20
Nordea Bank AB	8,934	110		Headwaters Inc (a),(b)	32,317		343
North Pacific Bank Ltd	7	—		HeidelbergCement AG	938		71
Northern Trust Corp (a)	3,851	224		Lennox International Inc (a)	15,950		1,021
Oita Bank Ltd/The	29,000	91		Masco Corp (a)	25,122		528
PNC Financial Services Group Inc/The (a)	21,508	1,541		Norbord Inc	14,348		469
Popular Inc (b)	2,580	77		Ply Gem Holdings Inc (b)	400		9
PrivateBancorp Inc (a)	31,041	601		Sanwa Holdings Corp	13,000		68
Public Bank Bhd	6,000	33		Sika AG	19		47
Regions Financial Corp (a)	29,400	268		Sumitomo Osaka Cement Co Ltd	23,000		68
Resona Holdings Inc	62,900	282		Vulcan Materials Co (a)	23,331		1,250
Shinsei Bank Ltd	46,000	107					$4,615
Shizuoka Bank Ltd/The	4,000	42
Skandinaviska Enskilda Banken AB	22,619	235		Chemicals - 1.69%
Standard Bank Group Ltd	317	4		Airgas Inc (a)	3,656		376
State Bank of India Ltd	283	21		Akzo Nobel NV	12,469		798
State Street Corp (a)	7,119	472		Albemarle Corp (a)	3,443		230
Sumitomo Mitsui Financial Group Inc	28,545	1,127		Asahi Kasei Corp	17,000		114
SunTrust Banks Inc	3,200	103		Ashland Inc (a)	13,424		1,194
Swedbank AB	9,705	231		Axiall Corp	3,140		135
Synovus Financial Corp (a)	92,337	253		Braskem SA ADR(b)	500		8
Taiwan Business Bank (b)	680	—		Brenntag AG	532		81
Tochigi Bank Ltd/The	22,000	76		Cabot Corp (a)	2,000		82
Tokyo Tomin Bank Ltd/The	7,500	81		Celanese Corp (a)	1,000		49
Turkiye Halk Bankasi AS	7,151	76		CF Industries Holdings Inc (a)	2,000		382
US Bancorp/MN (a)	11,841	416		China BlueChemical Ltd	44,000		27
Wells Fargo & Co (a)	50,951	2,067		China Petrochemical Development Corp	19,300		10
Wilshire Bancorp Inc (a)	23,710	157		Cytec Industries Inc (a)	3,200		229
Yamanashi Chuo Bank Ltd/The	19,000	76		Daicel Corp	9,000		72
		$23,686		Denki Kagaku Kogyo KK	5,000		17
				DIC Corp	32,000		73
Beverages - 1.08%				Dow Chemical Co/The (a)	46,802		1,613
Anheuser-Busch InBev NV	21,061	1,939		Eastman Chemical Co	700		50
Arca Continental SAB de CV	8,762	69		Fujimi Inc	11,600		131
Carlsberg A/S	1,020	97		Hitachi Chemical Co Ltd	19,100		298
Cia de Bebidas das Americas ADR	1,900	72		Huntsman Corp	2,800		54
Coca-Cola Co/The (a)	14,582	583		KCC Corp	86		26
Coca-Cola Enterprises Inc (a)	20,264	753		Koninklijke DSM NV	2,594		170
Coca-Cola Femsa SAB de CV ADR	300	44		LG Chem Ltd	121		29

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Lintec Corp	12,400	$232		Platform Acquisition Holdings Ltd (b)	16,900		$176
LyondellBasell Industries NV (a)	14,400	960		Platform Acquisition Holdings Ltd - Warrants	16,900		—
Methanex Corp	8,724	386		(b),(d)
Mitsubishi Gas Chemical Co Inc	73,486	521		Robert Half International Inc	1,000		35
Mitsui Chemicals Inc	73,000	163		Secom Co Ltd	2,600		131
Monsanto Co (a)	4,726	475		Securitas AB	2,753		25
Mosaic Co/The	3,025	184		SEI Investments Co	45,040		1,379
Nihon Nohyaku Co Ltd	13,000	125		Service Corp International/US (a)	12,100		218
Nippon Kayaku Co Ltd	8,000	91		SGS SA	27		61
Nippon Shokubai Co Ltd	30,000	291		Stewart Enterprises Inc	5,439		71
Nitto Denko Corp	200	12		Toppan Printing Co Ltd	10,000		65
Olin Corp	3,600	90		Total System Services Inc (a)	17,931		421
Petronas Chemicals Group Bhd	800	2		Towers Watson & Co (a)	1,600		124
PPG Industries Inc (a)	4,029	619		Verisk Analytics Inc (b)	5,910		348
Praxair Inc (a)	3,086	353		Weight Watchers International Inc	1,900		87
Rockwood Holdings Inc (a)	4,308	287		Zhejiang Expressway Co Ltd	6,000		5
RPM International Inc	2,500	83					$10,814
Sasol Ltd ADR	200	9
Sherwin-Williams Co/The (a)	4,064	766		Computers - 1.89%
				Accenture PLC - Class A (a)	4,000		328
Showa Denko KK	190,573	290		Apple Inc (a)	2,645		1,190
Sinopec Shanghai Petrochemical Co Ltd (b)	62,000	23
				Brocade Communications Systems Inc (a),(b)	99,200		539
Solvay SA	1,589	229		Cadence Design Systems Inc (b),(c)	93,720		1,418
Sumitomo Bakelite Co Ltd	8,000	31
Syngenta AG	720	281		Chicony Electronics Co Ltd	14,000		39
				Computer Sciences Corp (a)	23,914		1,066
Tokai Carbon Co Ltd	14,975	45
Tokuyama Corp	1,000	3		Dell Inc	42,907		573
Tokyo Ohka Kogyo Co Ltd	9,178	197		Diebold Inc	1,300		42
				DST Systems Inc (a)	2,600		177
Tosoh Corp	27,000	88
Tronox Ltd	11,338	262		DTS Corp	7,300		104
				EMC Corp/MA (a)	29,546		732
Ube Industries Ltd/Japan	36,000	70
Ultrapar Participacoes SA ADR	900	23		Ferrotec Corp	12,700		60
				Fortinet Inc (a),(b)	4,100		79
Valspar Corp/The	2,300	165
WR Grace & Co (b)	3,600	304		Foxconn Technology Co Ltd	350		1
Yara International ASA	4,773	213		Fujitsu Ltd	141,000		583
				IHS Inc (b)	11,990		1,260
		$14,121		Infosys Ltd ADR(a)	2,600		109
Coal - 0.19%				Innolux Corp (b)	186,000		124
Alpha Natural Resources Inc (a),(b)	66,623	445		International Business Machines Corp (a)	2,209		460
Bumi Resources Tbk PT	109,000	7		Itochu Techno-Solutions Corp	1,100		47
Consol Energy Inc (a)	10,214	354		Jack Henry & Associates Inc	900		42
Peabody Energy Corp (a)	18,354	361		Japan Digital Laboratory Co Ltd	12,600		136
Shougang Fushan Resources Group Ltd	162,000	65		Lite-On Technology Corp	15,075		24
SunCoke Energy Inc (b)	23,150	359		Logitech International SA	30,966		214
		$1,591		NCR Corp (a),(b)	54,201		1,810
				NET One Systems Co Ltd	61,691		507
Commercial Services - 1.29%				Obic Co Ltd	940		229
ADT Corp/The (c)	3,270	133
				Otsuka Corp	2,400		222
Aeon Delight Co Ltd	6,200	114		Riverbed Technology Inc (b)	3,300		51
Alliance Data Systems Corp (a),(b)	2,254	399
				SanDisk Corp (b)	12,895		761
Apollo Group Inc (b)	7,765	155
Arbitron Inc (a)	15,485	726		SCSK Corp	22,980		465
Automatic Data Processing Inc (a)	7,160	492		Seagate Technology PLC	10,455		451
				Synopsys Inc (a),(b)	13,251		483
Career Education Corp (a),(b)	229,600	684
				TDK Corp	5,272		200
CCR SA	4,300	39		Teradata Corp (b)	12,520		698
Cielo SA	96	2		Western Digital Corp (a)	7,500		475
Convergys Corp (a)	14,800	269
				Wipro Ltd ADR	5,494		42
Dai Nippon Printing Co Ltd	10,000	85		Zuken Inc	8,800		68
Equifax Inc (a)	6,422	391
Gartner Inc (a),(b)	10,827	613					$15,809
Global Payments Inc	100	5		Consumer Products - 0.34%
GMO Payment Gateway Inc	3,200	61		American Greetings Corp (a)	10,576		195
Hertz Global Holdings Inc (b)	39,705	1,026		Avery Dennison Corp	1,000		44
Iron Mountain Inc (a)	28,797	1,032		Central Garden and Pet Co - A Shares (a),(b)	26,278		199
ITT Educational Services Inc (b)	2,400	58		Church & Dwight Co Inc	100		6
Kelly Services Inc (a)	8,850	157		Clorox Co/The (a)	3,350		278
Lender Processing Services Inc (a)	6,110	202		Jarden Corp (a),(b)	8,989		419
Manpowergroup Inc	3,200	183		Kimberly-Clark Corp (a)	3,141		304
Mastercard Inc (a)	466	266		Kimberly-Clark de Mexico SAB de CV	22,400		77
McGraw Hill Financial Inc	5,500	300		Samsonite International SA	382,840		991
Meiko Network Japan Co Ltd	4,700	59		Tupperware Brands Corp (a)	3,100		251
Moody's Corp	3,270	217

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Diversified Financial Services (continued)
Unilever Indonesia Tbk PT	12,500	$39		Zenkoku Hosho Co Ltd	3,140		$101
		$2,803					$14,849
Cosmetics & Personal Care - 0.20%				Electric - 0.74%
Beiersdorf AG	221	20		AES Corp/VA (a)	9,300		114
Colgate-Palmolive Co (a)	4,906	284		Alliant Energy Corp (a)	2,679		132
Kao Corp	5,900	185		Ameren Corp	2,000		68
Natura Cosmeticos SA	2,100	49		American Electric Power Co Inc (a)	3,700		170
Pigeon Corp	800	64		Calpine Corp (b)	19,380		393
Pola Orbis Holdings Inc	11,013	348		CH Energy Group Inc (a)	9,437		611
Procter & Gamble Co/The (a)	9,632	739		China Resources Power Holdings Co Ltd	26,000		68
		$1,689		Chubu Electric Power Co Inc	13,500		174
				Cia Energetica de Minas Gerais ADR	2,257		24
Distribution & Wholesale - 0.43%				Cleco Corp	400		18
Arrow Electronics Inc (b)	4,400	175
				Consolidated Edison Inc	2,200		126
Doshisha Co Ltd	8,400	115		DTE Energy Co (a)	5,425		362
Genuine Parts Co (a)	1,900	148
				E.ON SE	3,403		57
Hanwha Corp	540	15		Edison International (a)	6,100		280
Hitachi High-Technologies Corp	21,675	498		Endesa SA	2,456		55
Ingram Micro Inc (a),(b)	22,600	432
				Enel SpA	129,687		488
ITOCHU Corp	2,000	25		Enersis SA ADR	2,400		40
LKQ Corp (a),(b)	35,480	868
				Entergy Corp	1,300		90
Marubeni Corp	4,000	28		Fortum OYJ	1,225		23
Mitsubishi Corp ADR	3,979	141		Iberdrola SA	17,655		96
Mitsubishi Corp	500	9		IDACORP Inc	200		10
Mitsui & Co Ltd	5,300	66		Integrys Energy Group Inc (a)	6,410		369
Mitsui & Co Ltd ADR	501	128		NextEra Energy Inc (a)	2,667		202
Owens & Minor Inc	900	31		NRG Energy Inc	22,965		586
Sojitz Corp	20,100	35		NV Energy Inc (a)	8,167		191
Sumitomo Corp	7,400	92		OGE Energy Corp (a)	2,600		177
Tomoe Engineering Co Ltd	3,200	53		Okinawa Electric Power Co Inc/The	11		—
Toyota Tsusho Corp	4,700	124		PG&E Corp	1,600		72
WESCO International Inc (b)	8,240	612
				PGE SA	9,489		52
		$3,595		Pinnacle West Capital Corp	1,600		90
Diversified Financial Services - 1.78%				PNM Resources Inc	1,700		38
American Express Co (a)	11,116	842		Portland General Electric Co (a)	3,100		94
Ameriprise Financial Inc (a)	7,800	636		PPL Corp (a)	8,388		249
BlackRock Inc	5,213	1,455		Public Service Enterprise Group Inc (a)	5,485		181
BM&FBovespa SA	1,200	8		Tauron Polska Energia SA	28,628		37
BS Financial Group Inc	630	9		TECO Energy Inc (a)	12,546		221
CME Group Inc/IL (a)	7,589	515		Tenaga Nasional BHD	24,500		66
COSCO Pacific Ltd	10,000	14		Wisconsin Energy Corp	2,300		94
Credit Saison Co Ltd	2,800	65		Xcel Energy Inc (a)	3,000		86
DGB Financial Group Inc	1,110	16					$6,204
Discover Financial Services (a)	35,026	1,661
E*Trade Financial Corp (b)	53,505	622		Electrical Components & Equipment - 0.51%
				Brother Industries Ltd	2,000		23
Fubon Financial Holding Co Ltd	26,248	34		Casio Computer Co Ltd	7,500		67
Hana Financial Group Inc	407	13		Delta Electronics Inc	10,000		48
IBJ Leasing Co Ltd	1,000	31		Emerson Electric Co (a)	9,193		528
IntercontinentalExchange Inc (b)	7,830	1,341
				Energizer Holdings Inc (a)	600		57
Invesco Ltd (a)	22,781	769
				Fujikura Ltd	58,000		203
Investec Ltd	768	5		Funai Electric Co Ltd	14,800		165
Investment Technology Group Inc (b)	14,480	200
				General Cable Corp (a)	19,998		707
Jaccs Co Ltd	14,000	73		Hitachi Ltd	111,242		749
Knight Capital Group Inc (b)	2,700	10
				Hubbell Inc (a)	3,699		372
LPL Financial Holdings Inc	8,365	310		Leoni AG	3,379		169
Mirae Asset Securities Co Ltd	1,030	43		LG Electronics Inc	453		32
Mitsubishi UFJ Lease & Finance Co Ltd	70,900	321		Mitsubishi Electric Corp	3,000		28
NASDAQ OMX Group Inc/The (a)	35,689	1,123
				Molex Inc (a)	20,729		608
National Financial Partners Corp (b)	14,704	371
				Power-One Inc (b)	2,907		18
Netspend Holdings Inc (b)	18,152	291
NYSE Euronext (a)	23,011	926		Prysmian SpA	7,419		158
				Ushio Inc	16,300		201
Pocket Card Co Ltd	6,200	44		Vestas Wind Systems A/S (b)	7,947		116
Raymond James Financial Inc	10,680	470					$4,249
RMB Holdings Ltd	7,545	30
Samsung Card Co Ltd	360	12		Electronics - 0.92%
SLM Corp (a)	79,894	1,897		Agilent Technologies Inc (a)	17,677		803
T Rowe Price Group Inc	3,350	254		Alps Electric Co Ltd	1,800		12
Visa Inc (a)	1,660	296		Anritsu Corp	13,600		183
Woori Finance Holdings Co Ltd	3,930	41		Avnet Inc (a),(b)	8,600		294
				Azbil Corp	5,100		107

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electronics (continued)				Engineering & Construction (continued)
Dainippon Screen Manufacturing Co Ltd	41,000	$223		Yumeshin Holdings Co Ltd	18,200		$108
Flextronics International Ltd (a),(b)	64,700	483					$6,370
Futaba Corp/Chiba	15,000	187
Garmin Ltd	800	28		Entertainment - 0.14%
Hamamatsu Photonics KK	700	23		Avex Group Holdings Inc	4,000		122
Hirose Electric Co Ltd	200	26		Cinemark Holdings Inc	1,900		56
				DreamWorks Animation SKG Inc (b)	8,110		178
Hon Hai Precision Industry Co Ltd	32,000	81
Honeywell International Inc (a)	200	16		Gtech Spa	86		2
Hosiden Corp	23,100	121		International Game Technology	2,300		41
				Penn National Gaming Inc (b)	8,930		492
Hoya Corp	2,600	52
Itron Inc (b)	3,700	155		Regal Entertainment Group	3,900		69
Jabil Circuit Inc (a)	35,425	710		Sankyo Co Ltd	5,399		237
Keyence Corp	100	31					$1,197
Koninklijke Philips NV	17,668	500		Environmental Control - 0.15%
Kyocera Corp	4,377	427		Republic Services Inc (a)	7,903		270
LG Display Co Ltd ADR(a)	5,500	75		Stericycle Inc (a),(b)	2,167		238
Mitsumi Electric Co Ltd	20,800	140		Waste Connections Inc	11,015		443
Nan Ya Printed Circuit Board Corp	6,000	8		Waste Management Inc (a)	6,374		267
Omron Corp	1,200	36					$1,218
PerkinElmer Inc (a)	1,500	47
Samsung Electro-Mechanics Co Ltd	276	24		Food - 1.12%
Sodick Co Ltd	22,500	117		Ajinomoto Co Inc	9,000		124
TE Connectivity Ltd (a)	7,100	315		Aryzta AG (b)	559		32
Tech Data Corp (a),(b)	9,842	494		China Mengniu Dairy Co Ltd	26,000		91
Thermo Fisher Scientific Inc	2,500	221		Chr Hansen Holding A/S	101		4
Tokyo Seimitsu Co Ltd	10,300	216		Cia Brasileira de Distribuicao Grupo Pao de	1,900		93
Toshiba Corp	54,086	254		Acucar ADR
TTM Technologies Inc (a),(b)	32,584	263		ConAgra Foods Inc (a)	35,151		1,184
Tyco International Ltd (a)	21,202	717		Dean Foods Co (a),(b)	32,296		339
Vishay Intertechnology Inc (b)	4,800	70		Distribuidora Internacional de Alimentacion	17,536		137
Waters Corp (b)	100	10		SA
Yaskawa Electric Corp	9,000	109		Grupo Bimbo SAB de CV	1,019		3
Yokogawa Electric Corp	8,900	107		Harris Teeter Supermarkets Inc	900		42
		$7,685		Hershey Co/The	1,000		89
				Hillshire Brands Co (a)	15,215		527
Energy - Alternate Sources - 0.01%				HJ Heinz Co (a)	13,069		946
Enel Green Power SpA	15,387	33		Hormel Foods Corp (a)	2,800		111
KiOR Inc (b)	12,397	57		Indofood Sukses Makmur Tbk PT	153,500		115
		$90		Ingredion Inc (a)	4,000		272
Engineering & Construction - 0.76%				JBS SA	8,207		26
				JM Smucker Co/The (a)	800		81
ABB Ltd (b)	2,986	65
AECOM Technology Corp (a),(b)	33,141	1,021		Koninklijke Ahold NV	12,611		204
Bilfinger SE	3,872	405		Kraft Foods Group Inc	10,255		565
China Railway Construction Corp Ltd	29,000	29		Kroger Co/The	2,100		71
China Railway Group Ltd	173,000	90		Magnit OJSC	456		25
Chiyoda Corp	19,000	204		Metro AG	148		5
				Mondelez International Inc (a)	12,567		370
COMSYS Holdings Corp	14,796	180
Daelim Industrial Co Ltd	619	51		Nippon Meat Packers Inc	7,000		98
EMCOR Group Inc	4,900	195		Nisshin Seifun Group Inc	6,000		67
Ferrovial SA	5,686	92		Nutreco NV	6,440		273
Fomento de Construcciones y Contratas SA	1,659	17		Safeway Inc	1,000		23
Foster Wheeler AG (b)	1,300	30		Sanderson Farms Inc	1,200		83
Hochtief AG	1,291	90		Seven & I Holdings Co Ltd	9,000		306
				Smithfield Foods Inc (a),(b)	45,790		1,508
Jacobs Engineering Group Inc (b)	13,860	790
JGC Corp	15,000	498		Suedzucker AG	4,845		164
Kajima Corp	41,000	120		Toyo Suisan Kaisha Ltd	4,000		129
Kandenko Co Ltd	118	—		Tyson Foods Inc	5,100		128
KBR Inc (a)	10,500	379		Unilever NV - NY shares	12,088		493
Kinden Corp	19,000	152		Uni-President Enterprises Corp	87,740		173
Koninklijke Boskalis Westminster NV	714	28		Universal Robina Corp	46,300		138
				WhiteWave Foods Co - A shares (a),(b)	8,250		144
MasTec Inc (b)	3,245	103
				WhiteWave Foods Co - B shares (a),(b)	11,749		195
McDermott International Inc (a),(b)	62,305	594
Multiplan Empreendimentos Imobiliarios SA	200	5		Yamazaki Baking Co Ltd	2,000		23
NCC AB	4,349	104					$9,401
Obayashi Corp	36,000	174		Forest Products & Paper - 0.24%
Obrascon Huarte Lain SA	8,092	297		Buckeye Technologies Inc	4,368		163
Skanska AB	3,846	68		Domtar Corp (a)	300		22
Taisei Corp	92,000	289		Fibria Celulose SA ADR(b)	2,500		27
TAV Havalimanlari Holding AS	4,059	26		Hokuetsu Kishu Paper Co Ltd	2,500		11
Tecnicas Reunidas SA	3,433	166		International Paper Co (a)	31,836		1,469

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper (continued)				Healthcare - Services (continued)
MeadWestvaco Corp (a)	3,100	$109		Miraca Holdings Inc	2,600		$112
Stora Enso OYJ	4,831	35		Molina Healthcare Inc (a),(b)	6,391		241
Svenska Cellulosa AB	5,757	143		Rhoen Klinikum AG	9,435		203
UPM-Kymmene OYJ	5,063	54		Tenet Healthcare Corp (a),(b)	10,656		505
		$2,033		Tsukui Corp	5,100		53
				Universal Health Services Inc	4,500		311
Gas - 0.34%				WellCare Health Plans Inc (a),(b)	3,281		171
AGL Resources Inc (a)	3,523	149
				WellPoint Inc (a)	3,482		268
Atmos Energy Corp	500	21					$5,369
CenterPoint Energy Inc (a)	17,313	401
Enagas SA	8,142	204		Holding Companies - Diversified - 0.04%
Gas Natural SDG SA	8,996	186		Alfa SAB de CV	49,900		118
NiSource Inc (a)	7,371	212		Bidvest Group Ltd	579		15
Osaka Gas Co Ltd	54,000	218		GEA Group AG	4,161		151
Perusahaan Gas Negara Persero Tbk PT	77,000	43		Imperial Holdings Ltd	1,445		30
Shizuoka Gas Co Ltd	10,500	76					$314
Toho Gas Co Ltd	2,000	10
Tokyo Gas Co Ltd	39,000	210		Home Builders - 0.64%
				DR Horton Inc (a)	20,402		497
UGI Corp (a)	28,342	1,082
Vectren Corp (a)	1,400	48		KB Home	26,060		578
				Lennar Corp (a)	12,140		477
		$2,860		M/I Homes Inc (b)	12,752		317
Hand & Machine Tools - 0.10%				NVR Inc (b)	997		980
Fuji Electric Co Ltd	35,000	114		Pulte Group Inc (a),(b)	63,005		1,361
Konecranes OYJ	691	24		Sekisui Chemical Co Ltd	20,000		199
Regal-Beloit Corp	500	34		Taylor Morrison Home Corp (b)	9,650		249
Snap-on Inc	1,100	100		Toll Brothers Inc (a),(b)	19,008		649
Stanley Black & Decker Inc	5,433	430		West Holdings Corp	2,300		61
THK Co Ltd	5,000	106					$5,368
		$808		Home Furnishings - 0.22%
Healthcare - Products - 1.26%				Alpine Electronics Inc	15,300		143
Asahi Intecc Co Ltd	2,100	110		Arcelik AS	2,735		21
Becton Dickinson and Co (a)	1,984	196		Electrolux AB	9,771		263
Boston Scientific Corp (a),(b)	170,236	1,573		Harman International Industries Inc (a)	6,300		335
CareFusion Corp (b)	3,800	140		Hoshizaki Electric Co Ltd	2,400		74
Coloplast A/S	1,602	91		LG Corp	600		37
Conceptus Inc (b)	3,480	108		Matsushita Electric Industrial Co Ltd	14,600		111
Cooper Cos Inc/The (a)	2,000	226		Pioneer Corp (b)	17,000		36
Covidien PLC (a)	6,367	405		Tempur-Pedic International Inc (b)	4,525		191
CR Bard Inc (a)	2,494	257		VOXX International Corp (a),(b)	12,276		137
Edwards Lifesciences Corp (b)	9,350	621		Whirlpool Corp (a)	4,000		511
Getinge AB	1,756	52					$1,859
Henry Schein Inc (b)	300	29
Hill-Rom Holdings Inc (a)	5,200	188		Housewares - 0.02%
Hologic Inc (a),(b)	140,374	2,913		Newell Rubbermaid Inc	4,500		122
Hospira Inc (a),(b)	21,941	761
IDEXX Laboratories Inc (b)	300	25		Insurance - 2.60%
Medtronic Inc (a)	27,286	1,392		ACE Ltd (a)	7,997		717
Patterson Cos Inc (a)	14,693	574		ACE Ltd (a)	2,300		206
ResMed Inc (a)	9,136	438		Aegon NV	56,030		382
St Jude Medical Inc	500	22		Aflac Inc (a)	14,737		821
STERIS Corp	600	27		AIA Group Ltd	67,980		301
Teleflex Inc	600	47		Alleghany Corp (b),(c)	1,150		448
Thoratec Corp (a),(b)	7,000	218		Allied World Assurance Co Holdings AG	800		72
Zimmer Holdings Inc	1,300	102		Allstate Corp/The	1,600		77
		$10,515		American Financial Group Inc/OH (a)	10,947		531
				American International Group Inc (a),(b)	84,017		3,735
Healthcare - Services - 0.64%				Aon PLC (a)	23,396		1,490
Ain Pharmaciez Inc	1,580	62
Amedisys Inc (a),(b)	15,189	187		Arthur J Gallagher & Co	200		9
				Assurant Inc (a)	8,400		418
Brookdale Senior Living Inc (b)	8,810	250
Cigna Corp (a)	10,778	732		Axis Capital Holdings Ltd	3,900		170
Community Health Systems Inc (a)	8,200	395		Baloise Holding AG	55		5
				Berkshire Hathaway Inc - Class B (a),(b)	8,760		999
Covance Inc (b)	1,100	82
				Brown & Brown Inc (a)	9,261		299
DaVita HealthCare Partners Inc (a),(b)	3,853	478
Health Net Inc/CA (b)	4,200	134		Delta Lloyd NV	16,355		320
Humana Inc (a)	3,700	299		Dongbu Insurance Co Ltd	1,160		51
				Everest Re Group Ltd (a)	1,100		143
Kindred Healthcare Inc (a),(b)	16,434	222
				Fidelity National Financial Inc (a)	44,269		1,165
Laboratory Corp of America Holdings (b)	5,460	543
				Genworth Financial Inc (a),(b)	20,500		222
Magellan Health Services Inc (b)	1,100	60
				Hanover Insurance Group Inc/The (a)	2,700		136
Message Co Ltd	24	61		Hanwha Life Insurance Co Ltd	7,880		48

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Iron & Steel - 0.34%
HCC Insurance Holdings Inc (a)	14,349	$615		Acerinox SA	1,232		$13
Liberty Holdings Ltd	3,301	41		AK Steel Holding Corp (a),(b)	40,100		139
Loews Corp (a)	2,300	105		APERAM	2,715		36
Markel Corp (b)	2,040	1,067		Chubu Steel Plate Co Ltd	14,300		53
Marsh & McLennan Cos Inc (a)	33,424	1,337		Commercial Metals Co (a)	15,000		231
Meadowbrook Insurance Group Inc (a)	34,752	279		Feng Hsin Iron & Steel Co	3,000		6
Mediolanum SpA	5,357	36		Hitachi Metals Ltd	37,596		387
MetLife Inc	8,330	368		Nucor Corp (a)	8,459		376
Muenchener Rueckversicherungs AG	138	26		Reliance Steel & Aluminum Co (a)	5,600		368
Porto Seguro SA	5,200	64		Salzgitter AG	407		15
Powszechny Zaklad Ubezpieczen SA	855	119		Schnitzer Steel Industries Inc	1,200		30
ProAssurance Corp	400	20		Steel Dynamics Inc (a)	24,300		373
Progressive Corp/The (a)	20,386	520		Tokyo Steel Manufacturing Co Ltd	21,900		76
Protective Life Corp (a)	9,500	367		United States Steel Corp	10,900		193
Prudential Financial Inc	500	34		Yamato Kogyo Co Ltd	17,492		534
Reinsurance Group of America Inc (a)	5,300	349					$2,830
RenaissanceRe Holdings Ltd	300	26
Sampo	543	22		Leisure Products & Services - 0.32%
				Carnival Corp (a)	18,597		615
Sony Financial Holdings Inc	900	13
Swiss Life Holding AG (b)	1,628	270		Harley-Davidson Inc	9,580		522
Swiss Re AG	1,012	74		Polaris Industries Inc	2,100		201
T&D Holdings Inc	67,873	821		Roland Corp	11,200		103
Tokio Marine Holdings Inc	24,375	702		Sega Sammy Holdings Inc	12,177		289
				TUI AG (b)	7,703		94
Torchmark Corp (a)	7,303	471
				WMS Industries Inc (b)	29,098		738
Travelers Cos Inc/The	800	67
United Fire Group Inc (a)	4,208	113		Yamaha Corp	8,400		90
Unum Group	7,900	225					$2,652
Validus Holdings Ltd (a)	2,300	83		Lodging - 0.31%
WR Berkley Corp (a)	5,150	211		Ameristar Casinos Inc (a)	16,966		445
XL Group PLC (a)	18,237	573		Marriott International Inc/DE (a)	12,554		527
		$21,783		MGM Resorts International (b)	6,900		105
Internet - 1.46%				Starwood Hotels & Resorts Worldwide Inc	700		48
				Wyndham Worldwide Corp (a),(c)	21,381		1,242
Amazon.com Inc (b)	400	108
				Wynn Resorts Ltd (a)	1,658		225
Bit-isle Inc	8,400	106
Digital Garage Inc	24	72					$2,592
eBay Inc (a),(b)	10,888	589		Machinery - Construction & Mining - 0.07%
Enigmo Inc (b)	210	34		Komatsu Ltd ADR	10,395		266
en-japan Inc	38	68		Terex Corp (a),(b)	9,444		339
Expedia Inc (a)	24,031	1,381
							$605
Gree Inc	700	7
IAC/InterActiveCorp (a)	12,570	610		Machinery - Diversified - 0.66%
Infomart Corp	1,800	73		AGCO Corp (a)	3,100		172
Internet Initiative Japan Inc	3,800	128		Amada Co Ltd	48,329		329
Kakaku.com Inc	2,000	48		Applied Industrial Technologies Inc (a)	600		29
LinkedIn Corp (b),(c)	8,585	1,438		Cummins Inc	1,200		144
M3 Inc	30	64		Deere & Co (a)	3,637		317
Matsui Securities Co Ltd	6,600	66		Denyo Co Ltd	8,500		112
Mixi Inc	10,500	154		Eagle Industry Co Ltd	4,000		45
Netflix Inc (b)	100	23		Ebara Corp	42,000		216
Next Co Ltd	8,100	74		Fuji Machine Manufacturing Co Ltd	18,300		149
Pandora Media Inc (b)	32,745	557		Gardner Denver Inc	6,728		508
priceline.com Inc (b)	1,943	1,562		Hisaka Works Ltd	8,000		71
Proto Corp	6,900	92		IDEX Corp	5,840		322
Rackspace Hosting Inc (a),(b)	6,947	261		IHI Corp	116,000		424
Rakuten Inc	7,924	88		Intermec Inc (a),(b)	40,222		397
Sohu.com Inc (b)	1,600	103		Kawasaki Heavy Industries Ltd	1,000		3
Start Today Co Ltd	6,500	96		Kone OYJ	482		42
Symantec Corp (a)	23,700	531		Makino Milling Machine Co Ltd	13,000		82
Tencent Holdings Ltd	300	12		Metso OYJ	4,491		172
TIBCO Software Inc (b)	1,500	32		Mitsubishi Heavy Industries Ltd	32,000		196
TripAdvisor Inc (b)	14,500	935		Nordson Corp (a)	5,693		405
Web.com Group Inc (b)	17,300	363		OC Oerlikon Corp AG (b)	24,740		299
Yahoo Japan Corp	289	131		Okuma Holdings Inc	10,000		82
Yahoo! Inc (a),(b)	92,804	2,441		Rheinmetall AG	1,223		61
		$12,247		Roper Industries Inc (a)	2,510		312
				Sumitomo Heavy Industries Ltd	48,000		200
Investment Companies - 0.01%				Tsubakimoto Chain Co	8,000		49
Ares Capital Corp (a)	4,200	72		Wabtec Corp/DE (a)	2,868		316
				Zuiko Corp	1,000		66
							$5,520

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Media - 1.57%				Miscellaneous Manufacturing (continued)
Astral Media Inc	8,963	$420		Danaher Corp (a)	3,908		$242
Cablevision Systems Corp (a)	78,348	1,185		Eaton Corp PLC (a)	13,909		918
CBS Corp (a)	3,300	163		FUJIFILM Holdings Corp	18,184		375
Charter Communications Inc (b)	2,695	302		General Electric Co (a)	75,755		1,766
Comcast Corp - Class A (a)	22,063	886		Harsco Corp	5,300		124
DIRECTV (a),(b)	17,809	1,089		Illinois Tool Works Inc (a)	6,908		485
Discovery Communications Inc - A Shares	4,275	337		Ingersoll-Rand PLC (a)	6,100		351
(a),(b)				ITT Corp (a)	20,423		616
DISH Network Corp (a)	11,700	451		Konica Minolta Inc	32,000		229
FactSet Research Systems Inc	2,660	261		Largan Precision Co Ltd	2,000		65
Fuji Media Holdings Inc	320	587		Nikkiso Co Ltd	8,000		106
Gannett Co Inc (a)	52,820	1,136		Orkla ASA	8,621		73
Grupo Televisa SAB ADR	600	16		Pall Corp (a)	5,450		372
Kabel Deutschland Holding AG	843	79		Parker Hannifin Corp (a)	3,159		315
Mediaset Espana Comunicacion SA (b)	4,836	37		Pentair Ltd (a)	9,230		538
Naspers Ltd	819	60		Polypore International Inc (b)	9,385		353
News Corp - Class A (a)	18,900	607		Shin-Etsu Polymer Co Ltd	29,400		102
Nielsen Holdings NV	16,535	561		Siemens AG ADR	1,245		131
Nippon Television Holdings Inc	7,300	111		SPX Corp (a)	1,600		126
Time Warner Cable Inc (a)	22,187	2,119		Sulzer AG	1,430		239
Time Warner Inc (a)	26,608	1,553		Tamron Co Ltd	2,800		68
Viacom Inc (a)	8,674	572		Tenma Corp	9,500		116
Walt Disney Co/The	8,130	513		Textron Inc	30,427		820
Washington Post Co/The	200	93		Tokai Rubber Industries Ltd	17,600		150
		$13,138		Trelleborg AB	7,376		113
				Trinity Industries Inc (a)	7,652		313
Metal Fabrication & Hardware - 0.19%				Wartsila OYJ Abp	307		14
Aurubis AG	6,990	420					$11,227
Hyundai Hysco Co Ltd	1,810	55
Kloeckner & Co SE (b)	8,059	102		Office & Business Equipment - 0.06%
Maruichi Steel Tube Ltd	4,200	104		Canon Inc ADR	1,933		66
NSK Ltd	7,000	65		Canon Inc	11,200		383
Olympic Steel Inc (a)	10,079	255		Seiko Epson Corp	2,700		33
SKF AB	1,700	41		Xerox Corp	3,200		28
Timken Co (a)	7,600	431					$510
Valmont Industries Inc	400	61
Worthington Industries Inc	1,200	41		Oil & Gas - 2.97%
				Anadarko Petroleum Corp (c)	20,240		1,770
		$1,575		Baytex Energy Corp	100		4
Mining - 0.49%				BG Group PLC	62,005		1,132
African Rainbow Minerals Ltd	1,145	20		BP PLC ADR	15,285		656
Alcoa Inc	1,900	16		Cabot Oil & Gas Corp (a)	9,767		688
Allied Nevada Gold Corp (b)	24,235	187		Chesapeake Energy Corp	5,130		112
AuRico Gold Inc	37,130	189		Chevron Corp (a),(c)	15,519		1,905
Aurizon Mines Ltd (b)	60,598	224		China Petroleum & Chemical Corp ADR	400		41
Barrick Gold Corp	58,569	1,237		CNOOC Ltd ADR	600		104
Boliden AB	17,996	257		Cobalt International Energy Inc (b)	80,140		2,079
Century Aluminum Co (a),(b)	32,182	319		ConocoPhillips (a)	10,614		651
Cia de Minas Buenaventura SA ADR	700	13		CVR Energy Inc	480		30
Continental Gold Ltd (b)	59,800	238		Devon Energy Corp (a)	1,300		74
Goldcorp Inc	2,126	62		Diamond Offshore Drilling Inc (a)	3,765		260
Grupo Mexico SAB de CV	12,400	41		Energy XXI Bermuda Ltd	2,200		56
Harmony Gold Mining Co Ltd ADR	6,300	26		Eni SpA	8,792		200
Jiangxi Copper Co Ltd	12,000	23		EOG Resources Inc	800		103
Mitsubishi Materials Corp	15,000	48		Exxon Mobil Corp (a)	25,341		2,292
Mitsui Mining & Smelting Co Ltd	56,000	128		Gazprom OAO ADR	11,630		88
MMC Norilsk Nickel OJSC ADR	5,452	79		Grupa Lotos SA (b)	5,230		68
Molycorp Inc (b)	36,442	239		Hess Corp (a)	6,400		431
Newmont Mining Corp	1,763	60		HollyFrontier Corp (a)	4,800		238
Pacific Metals Co Ltd	7,000	33		Idemitsu Kosan Co Ltd	600		49
Southern Copper Corp	300	9		Inpex Corp	76		324
Sumitomo Metal Mining Co Ltd	15,000	189		InterOil Corp (b)	900		75
Uranium One Inc (b)	157,216	420		Japan Petroleum Exploration Co	8,800		369
		$4,057		JX Holdings Inc	77,501		376
				Karoon Gas Australia Ltd (b)	87,150		468
Miscellaneous Manufacturing - 1.34%				Lukoil OAO ADR	1,755		104
3M Co (a)	9,799	1,080
				Marathon Oil Corp (a)	12,100		416
AO Smith Corp (a)	4,000	157
Barnes Group Inc (c)	16,855	509		Marathon Petroleum Corp	6,410		529
				McMoRan Exploration Co (a),(b)	11,209		186
Carlisle Cos Inc (a)	1,700	111
				Murphy Oil Corp (a)	2,500		158
CLARCOR Inc	100	5		Nabors Industries Ltd	11,100		178
Crane Co (a)	4,100	245
See accompanying notes.	49

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Newfield Exploration Co (b)	1,900	$45		AmerisourceBergen Corp (a)	5,676		$307
Noble Corp	1,400	54		Astellas Pharma Inc	5,200		266
Noble Energy Inc	1,400	81		AstraZeneca PLC	14,740		754
Occidental Petroleum Corp (c)	10,811	995		Bayer AG	2,941		314
Patterson-UTI Energy Inc (a)	9,500	200		Bristol-Myers Squibb Co (a)	37,108		1,708
Penn Virginia Corp (a),(b)	70,746	330		Cardinal Health Inc (a)	39,908		1,874
Petroleo Brasileiro SA ADR	1,500	28		Catamaran Corp (b)	23,780		1,170
Phillips 66 (a)	5,454	363		Chugai Pharmaceutical Co Ltd	6,600		132
Pioneer Natural Resources Co	15,620	2,166		Daiichi Sankyo Co Ltd	26,600		437
Plains Exploration & Production Co (d)	16,730	768		Dr Reddy's Laboratories Ltd ADR	1,200		44
Platino Energy Corp (b)	3,763	5		Eisai Co Ltd	21,867		839
Reliance Industries Ltd (e)	775	22		Elan Corp PLC ADR(b)	3,964		50
Rosneft OAO	5,840	38		Eli Lilly & Co (a)	16,054		853
Royal Dutch Shell PLC ADR	4,844	321		Endo Health Solutions Inc (a),(b)	3,700		134
Royal Dutch Shell PLC - B shares ADR	4,885	336		Express Scripts Holding Co (b)	3,800		236
SK Holdings Co Ltd	361	56		Forest Laboratories Inc (a),(b)	28,817		1,145
SK Innovation Co Ltd	177	23		Galenica AG	18		12
SM Energy Co	800	48		GlaxoSmithKline PLC ADR	2,267		117
Southwestern Energy Co (a),(b)	10,614	400		Johnson & Johnson (a)	29,473		2,481
Statoil ASA ADR	5,983	135		Kaken Pharmaceutical Co Ltd	64		1
Statoil ASA	7,153	161		Kalbe Farma Tbk PT	354,500		52
Suncor Energy Inc	12,000	364		Kyowa Hakko Kirin Co Ltd	7,000		78
Surgutneftegas OAO ADR	2,707	20		McKesson Corp (a)	6,937		790
Swift Energy Co (b)	300	4		Meda AB	6,174		79
Tatneft OAO ADR	1,799	62		Medipal Holdings Corp	3,800		51
Tesoro Corp	1,900	117		Merck & Co Inc (a)	30,909		1,444
Thai Oil PCL	5,000	10		Merck KGaA	2,631		416
Total SA ADR	7,112	355		Mitsubishi Tanabe Pharma Corp	1,300		17
Transocean Ltd	4,600	231		Mylan Inc/PA (a),(b)	48,576		1,481
Unit Corp (a),(b)	4,400	199		Nippon Shinyaku Co Ltd	7,000		111
Valero Energy Corp	15,670	637		Novartis AG	2,425		174
Whiting Petroleum Corp (b)	1,500	69		Novo Nordisk A/S	1,372		222
		$24,857		Omnicare Inc	2,300		106
				Ono Pharmaceutical Co Ltd	3,600		250
Oil & Gas Services - 0.67%				Onyx Pharmaceuticals Inc (b)	3,705		354
Baker Hughes Inc (c)	22,165	1,008
				Otsuka Holdings Co Ltd	3,500		112
China Oilfield Services Ltd	28,000	59		Pfizer Inc (a)	53,876		1,468
Dresser-Rand Group Inc (a),(b)	16,664	1,010
				PharMerica Corp (a),(b)	34,525		539
Halliburton Co	31,250	1,308		Quintiles Transnational Holdings Inc (b)	900		40
Helix Energy Solutions Group Inc (a),(b)	8,200	195
				Roche Holding AG	11,028		2,734
Lufkin Industries Inc	3,214	284		Santen Pharmaceutical Co Ltd	1,400		56
National Oilwell Varco Inc (a)	5,523	388
				Sarepta Therapeutics Inc (b)	2,865		101
Oceaneering International Inc (a)	7,337	532
Oil States International Inc (b)	200	20		Shionogi & Co Ltd	38,906		728
				TESARO Inc (b)	4,005		137
Petroleum Geo-Services ASA	6,481	96		Teva Pharmaceutical Industries Ltd ADR	22,965		877
RPC Inc	1,450	18		TherapeuticsMD Inc (b),(d),(f),(g)	15,388		43
SEACOR Holdings Inc (a)	2,400	184
				TherapeuticsMD Inc (b),(f)	82,831		231
Superior Energy Services Inc (b)	8,765	234
				UCB SA	1,730		94
TGS Nopec Geophysical Co ASA	432	15		Warner Chilcott PLC (a)	44,199		849
Trican Well Service Ltd	20,760	291					$28,226
		$5,642
				Pipelines - 0.27%
Packaging & Containers - 0.59%				China Gas Holdings Ltd	64,000		64
Ball Corp (a)	20,436	882
				Kinder Morgan Inc/DE (a)	12,611		479
Bemis Co Inc (a)	6,134	240
Crown Holdings Inc (a),(b)	6,100	258		ONEOK Inc	4,080		184
				Spectra Energy Corp (a)	17,663		540
Graphic Packaging Holding Co (b)	36,820	283
				Williams Cos Inc/The (a)	28,614		1,007
Owens-Illinois Inc (a),(b)	12,500	343
Packaging Corp of America	9,885	484					$2,274
Rengo Co Ltd	2,000	10		Private Equity - 0.09%
Rock Tenn Co	14,090	1,392		American Capital Ltd (a),(b)	54,300		724
Sealed Air Corp	10,970	263
Silgan Holdings Inc	5,340	250
Sonoco Products Co (a)	11,213	393		Publicly Traded Investment Fund - 0.14%
Toyo Seikan Group Holdings Ltd	8,700	122		BlackRock Global Opportunities Equity Trust	85,690		1,201
		$4,920
				Real Estate - 0.23%
Pharmaceuticals - 3.37%				BR Malls Participacoes SA	1,600		16
Abbott Laboratories (a)	11,515	422
Actavis Inc (b)	1,600	197		Brookfield Asset Management Inc	800		28
				CBRE Group Inc (b)	51,020		1,183
Algeta ASA (b)	2,971	116
				China Overseas Land & Investment Ltd	16,000		48
Allergan Inc/United States	9,880	983

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Retail (continued)
China Resources Land Ltd	8,000	$25		CVS Caremark Corp	7,840	$452
Country Garden Holdings Co Ltd	9,000	5		Darden Restaurants Inc (a)	12,041	624
Evergrande Real Estate Group Ltd	23,000	9		Dick's Sporting Goods Inc	3,540	185
Growthpoint Properties Ltd	6,837	17		Dillard's Inc (a)	4,600	424
Hulic Co Ltd	4,200	35		Dollar General Corp (b)	3,300	174
Jones Lang LaSalle Inc	1,100	101		Dollar Tree Inc (b)	2,900	139
Lippo Karawaci Tbk PT	863,995	162		Domino's Pizza Inc (a)	4,700	279
Longfor Properties Co Ltd	2,000	3		Don Quijote Co Ltd	8,815	397
Realogy Holdings Corp (b)	3,499	181		Doutor Nichires Holdings Co Ltd	5,200	69
Redefine Properties Ltd	4,269	4		Dufry AG (b)	26	4
Robinsons Land Corp	205,320	106		Dunkin' Brands Group Inc	8,415	333
Shimao Property Holdings Ltd	2,500	5		Ezcorp Inc (a),(b)	3,000	57
Sino-Ocean Land Holdings Ltd	8,000	5		FamilyMart Co Ltd	100	4
SOHO China Ltd	4,500	4		Fifth & Pacific Cos Inc (b)	24,055	517
		$1,937		Foot Locker Inc (a)	13,500	463
				GameStop Corp (a)	29,345	973
REITS - 1.00%				Gap Inc/The (a)	20,719	840
Alexandria Real Estate Equities Inc (a)	3,366	231
				GOME Electrical Appliances Holding Ltd (b)	824,000	84
American Tower Corp (a)	6,133	477
Apartment Investment & Management Co (a)	16,948	513		Group 1 Automotive Inc	3,700	235
				Guess? Inc (a)	8,900	283
Boston Properties Inc (a)	2,605	278
				Home Depot Inc/The (a)	7,558	594
BRE Properties Inc (a)	6,690	334
				Honeys Co Ltd	11,740	129
CapLease Inc	858	7		Hot Topic Inc	26,527	371
CommonWealth REIT	8,492	174		Inditex SA	570	71
Corrections Corp of America (a)	4,500	158
				Isetan Mitsukoshi Holdings Ltd	4,500	56
Daiwa Office Investment Corp	16	62		J Front Retailing Co Ltd	34,000	233
Equity Residential (a)	2,385	135
Essex Property Trust Inc (a)	888	140		K's Holdings Corp	17,311	479
				L Brands Inc (a)	10,858	543
Federal Realty Investment Trust (a)	1,784	192
				Lowe's Cos Inc (a)	88,143	3,711
Fibra Uno Administracion SA de CV	38,525	134		Macy's Inc (a)	11,513	557
GLP J-Reit	63	58		Marui Group Co Ltd	2,000	19
Host Hotels & Resorts Inc (a)	14,115	251
Kimco Realty Corp (a)	17,290	383		MSC Industrial Direct Co Inc	8,970	742
Liberty Property Trust (a)	11,099	450		Nishimatsuya Chain Co Ltd	15,100	148
				Nordstrom Inc (a)	7,719	454
Pennsylvania Real Estate Investment Trust (a)	8,616	171
				O'Reilly Automotive Inc (b)	1,000	109
Plum Creek Timber Co Inc (a)	5,682	271
Prologis Inc (a)	9,843	397		Pal Co Ltd	2,400	81
				Panera Bread Co (b)	500	96
Rayonier Inc (a)	5,623	311
				PetSmart Inc (a)	6,494	438
Regency Centers Corp (a)	6,048	312
Simon Property Group Inc (a)	868	144		Point Inc	2,030	90
Taubman Centers Inc (a)	3,643	294		President Chain Store Corp	4,000	25
				PVH Corp (a)	5,138	591
UDR Inc (a)	8,545	208
				RadioShack Corp (b)	8,900	33
Vornado Realty Trust (a)	3,809	305
				Ross Stores Inc (a)	3,500	225
Weyerhaeuser Co (a)	66,338	1,978
				Ryohin Keikaku Co Ltd	1,200	90
		$8,368		Sally Beauty Holdings Inc (b)	7,700	236
Retail - 3.72%				Sears Canada Inc	171	1
Abercrombie & Fitch Co	14,455	724		Sears Holdings Corp (b)	1,500	73
Advance Auto Parts Inc (a),(c)	13,295	1,084		Sears Hometown and Outlet Stores Inc (b)	3,155	175
Aeon Co Ltd	700	8		Shimamura Co Ltd	800	92
Aeropostale Inc (a),(b)	9,000	131		Signet Jewelers Ltd	2,900	199
American Eagle Outfitters Inc (a)	32,508	643		Starbucks Corp	300	19
Anta Sports Products Ltd	17,000	16		Sugi Holdings Co Ltd	2,000	67
ASKUL Corp	10,340	159		Takashimaya Co Ltd	17,000	158
AutoNation Inc (a),(b)	13,059	605		Target Corp	8,699	605
AutoZone Inc (a),(b)	2,691	1,101		Tiffany & Co	2,580	201
Best Buy Co Inc	34,025	937		Tim Hortons Inc	8,235	438
Big Lots Inc (b)	4,800	163		TJX Cos Inc (a)	8,100	410
Bloomin' Brands Inc (b)	39,580	921		Tractor Supply Co	800	90
Brinker International Inc (a)	2,400	94		Tsuruha Holdings Inc	700	56
Buckle Inc/The	1,400	75		UNY Group Holdings Co Ltd	9,400	62
Buffalo Wild Wings Inc (b),(c)	2,830	272		Urban Outfitters Inc (a),(b)	8,830	370
Burger King Worldwide Inc	41,510	767		USS Co Ltd	1,100	128
CarMax Inc (b)	2,190	102		Walgreen Co	12,870	615
Cawachi Ltd	6,000	125		Wal-Mart Stores Inc (a)	9,023	675
Chico's FAS Inc	14,400	260		Williams-Sonoma Inc	1,900	103
Citizen Holdings Co Ltd	7,500	43		Woolworths Holdings Ltd/South Africa	19,129	138
Copart Inc (b)	1,500	52		Xebio Co Ltd	7,300	142
Costco Wholesale Corp (a)	700	77		Yum! Brands Inc (a)	3,000	203
CP ALL PCL	66,100	94		Zale Corp (a),(b)	84,480	652
CST Brands Inc (b)	10,645	323				$31,105

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans - 0.21%				Software (continued)
First Niagara Financial Group Inc	14,880	$145		Intuit Inc (a)	6,505		$380
Hudson City Bancorp Inc (a)	90,684	771		Konami Corp	1,400		34
New York Community Bancorp Inc (a)	40,301	527		Microsoft Corp (a)	70,131		2,446
People's United Financial Inc (a)	20,129	277		NSD Co Ltd	10,900		113
		$1,720		Oracle Corp (a)	52,003		1,755
				Red Hat Inc (b)	500		24
Semiconductors - 2.23%				SAP AG	618		46
Analog Devices Inc (a)	24,748	1,137
				ServiceNow Inc (b)	23,606		868
Applied Materials Inc (a)	45,394	690
ASML Holding NV - NY Reg Shares (a)	12,602	1,025		Simplex Holdings Inc	324		120
Avago Technologies Ltd (a)	27,305	1,030		Software AG	1,974		68
				Square Enix Holdings Co Ltd	2,700		35
Broadcom Corp	700	25		VMware Inc (b)	1,800		128
First Solar Inc (a),(b)	15,158	825
GT Advanced Technologies Inc (b)	62,315	277					$15,780
Intel Corp	49,976	1,213		Telecommunications - 2.10%
KLA-Tencor Corp (a)	6,801	383		Advanced Info Service PCL	6,200		54
Linear Technology Corp (a)	8,891	334		Alcatel-Lucent/France ADR(b),(c)	166,740		280
LSI Corp (a),(b)	165,342	1,223		Amdocs Ltd	800		29
Marvell Technology Group Ltd (a)	20,200	219		America Movil SAB de CV ADR	2,700		54
Maxim Integrated Products Inc	6,000	177		ARRIS Group Inc (b)	8,900		135
MEMC Electronic Materials Inc (a),(b)	172,392	1,391		AT&T Inc (a)	38,071		1,332
Microchip Technology Inc (a)	11,922	435		CenturyLink Inc (a)	13,178		450
Micron Technology Inc (b)	224,348	2,620		China Communications Services Corp Ltd	12,000		8
Mimasu Semiconductor Industry Co Ltd	15,300	138		China Mobile Ltd ADR	3,900		202
Miraial Co Ltd	6,500	128		China Telecom Corp Ltd	48,000		23
MKS Instruments Inc (a)	13,300	374		Ciena Corp (b)	21,880		366
NVIDIA Corp	13,300	193		Cisco Systems Inc (a)	112,317		2,704
NXP Semiconductor NV (b)	15,500	478		Clearwire Corp (b)	97,203		436
ON Semiconductor Corp (a),(b)	21,600	185		Comtech Telecommunications Corp	5,600		148
PMC - Sierra Inc (b)	32,400	195		Deutsche Telekom AG ADR	19,750		227
QLogic Corp (b)	39,400	384		DiGi.Com Bhd	14,000		21
Realtek Semiconductor Corp	21,210	53		DigitalGlobe Inc (b)	32,900		995
Rohm Co Ltd	10,000	365		ENTEL Chile SA	3,484		63
Rovi Corp (b)	18,345	473		Far EasTone Telecommunications Co Ltd	19,000		45
Samsung Electronics Co Ltd GDR	663	443		France Telecom SA ADR	8,100		82
Shinkawa Ltd	25,900	155		Freenet AG	6,659		142
Shinko Electric Industries Co Ltd	19,300	213		GN Store Nord A/S	11,148		213
Skyworks Solutions Inc (b)	25,965	619		Harris Corp (a)	12,474		625
Sumco Corp	5,400	65		JDS Uniphase Corp (a),(b)	62,485		851
Taiwan Semiconductor Manufacturing Co Ltd	7,400	138		Juniper Networks Inc (b)	23,980		425
ADR(a)				KDDI Corp	1,000		45
Teradyne Inc (b)	21,710	389		KT Corp ADR	4,600		78
Tokyo Electron Ltd	7,700	379		LG Uplus Corp (b)	4,770		49
Xilinx Inc (a)	7,127	290		Mobistar SA	6,816		150
		$18,661		Motorola Solutions Inc (a)	5,579		323
				Nippon Telegraph & Telephone Corp	7,834		386
Shipbuilding - 0.02%				NTT DOCOMO Inc	41		60
Mitsui Engineering & Shipbuilding Co Ltd	99,000	161		Palo Alto Networks Inc (b)	2,400		117
Samsung Heavy Industries Co Ltd	710	20		Polycom Inc (b)	11,300		128
		$181		SK Telecom Co Ltd ADR	3,200		65
Software - 1.89%				Softbank Corp	10,020		501
Activision Blizzard Inc	14,270	206		Sprint Nextel Corp (a),(b)	217,459		1,587
Akamai Technologies Inc (b)	44,897	2,071		Tele2 AB (b)	849		11
Allscripts Healthcare Solutions Inc (b)	3,000	42		Tele2 AB - B shares (b),(f)	1,151		5
Alpha Systems Inc	3,400	42		Telecom Italia SpA	183,134		142
Amadeus IT Holding SA	7,597	232		Telefonaktiebolaget LM Ericsson	19,236		226
ANSYS Inc (b)	2,530	188		Telefonica Brasil SA ADR	3,900		96
Autodesk Inc (b)	19,840	749		Telefonica SA ADR(b)	17,067		233
BMC Software Inc (a),(b)	14,866	673		Telekomunikasi Indonesia Persero Tbk PT	1,100		50
Broadridge Financial Solutions Inc (a)	1,500	41		ADR
CA Inc (a)	30,980	846		Telenor ASA	4,915		103
CareView Communications Inc (b)	203,245	152		Telephone & Data Systems Inc	5,400		126
Citrix Systems Inc (a),(b)	9,113	587		Tellabs Inc (a)	162,000		335
CommVault Systems Inc (b)	2,200	154		Tim Participacoes SA ADR	900		17
Compuware Corp	31,562	354		T-Mobile US Inc (b)	13,950		300
Concur Technologies Inc (b)	15,870	1,281		Turkcell Iletisim Hizmetleri AS (b)	5,489		34
Dun & Bradstreet Corp/The (a)	9,957	977		tw telecom inc (a),(b)	19,464		555
Ebix Inc	5,386	107		Verizon Communications Inc (a)	19,338		938
Fair Isaac Corp	4,800	236		Virgin Media Inc (a)	14,241		707
Fidelity National Information Services Inc (a)	15,654	703		Vodafone Group PLC ADR	10,062		291
Fiserv Inc (a),(b)	1,400	122					$17,568

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Textiles - 0.08%			(continued)	Shares Held	Value	(000	's)
Cintas Corp (a)	8,435	$385	Electric - 0.03%
Mohawk Industries Inc (b)	1,800	200	NextEra Energy Inc	1,525		$83
Nisshinbo Holdings Inc	8,000	58	PPL Corp (a)	2,400		125
Teijin Ltd	3,000	7				$208
		$650	Iron & Steel - 0.06%
Toys, Games & Hobbies - 0.23%			ArcelorMittal	8,750		185
Hasbro Inc (a)	12,173	542	Cliffs Natural Resources Inc	17,116		328
Jakks Pacific Inc (a)	38	—				$513
Mattel Inc (a)	21,112	945
Namco Bandai Holdings Inc	11,600	188	Oil & Gas - 0.01%
Nintendo Co Ltd	2,100	207	SandRidge Energy Inc	1,235		109
Sanrio Co Ltd	1,400	67
		$1,949	REITS- 0.06%
Transportation - 1.14%			iStar Financial Inc	9,001		516
Ansaldo STS SpA	5,464	52
AP Moeller - Maersk A/S - B shares	9	64	TOTAL CONVERTIBLE PREFERRED STOCKS			$2,257
Bristow Group Inc	1,100	69	PREFERRED STOCKS - 0.47%	Shares Held	Value	(000	's)
Canadian National Railway Co	3,020	307	Automobile Manufacturers - 0.03%
Canadian Pacific Railway Ltd	1,960	259	Porsche Automobil Holding SE	1,286		106
Central Japan Railway Co	1,700	187	Volkswagen AG	551		120
CH Robinson Worldwide Inc (a)	16,874	956				$226
Con-way Inc (a)	4,900	186
CSX Corp (a)	11,016	278	Banks- 0.36%
Deutsche Post AG	14,469	365	Ally Financial Inc (e)	1,068		1,047
DSV A/S	5,456	131	Capital One Financial Corp	29,252		742
East Japan Railway Co	2,600	193	SunTrust Banks Inc	48,783		1,220
Era Group Inc (a),(b)	2,500	64				$3,009
Expeditors International of Washington Inc (a)	17,989	702
FedEx Corp (a)	12,883	1,241	Consumer Products - 0.01%
			Henkel AG & Co KGaA	858		82
Hankyu Hanshin Holdings Inc	3,000	16
Kansas City Southern	3,510	389
Keio Corp	12,000	80	Electric - 0.00%
Keisei Electric Railway Co Ltd	10,000	85	AES Tiete SA	1,700		18
Landstar System Inc (a)	8,560	452
Nippon Express Co Ltd	13,000	58	Iron & Steel - 0.01%
Norfolk Southern Corp (a)	3,069	235
			Usinas Siderurgicas de Minas Gerais SA (b)	20,671		86
Odakyu Electric Railway Co Ltd	2,000	19
Old Dominion Freight Line Inc (a),(b)	3,700	159
Ryder System Inc (a)	6,090	384	Media- 0.02%
Seino Holdings Co Ltd	4,000	31	ProSiebenSat.1 Media AG	5,154		205
Tobu Railway Co Ltd	8,000	41
Tokyu Corp	6,000	37	Oil & Gas - 0.04%
Union Pacific Corp (a)	3,469	537
			Chesapeake Energy Corp (e)	300		329
United Parcel Service Inc (a),(c)	19,777	1,699
Werner Enterprises Inc (a)	1,400	35
West Japan Railway Co	4,600	191	Retail - 0.00%
		$9,502	Lojas Americanas SA	2,651		21
			Orchard Supply Hardware Stores Corp (a),(b)	31		—
Water- 0.01%						$21
American Water Works Co Inc (a)	500	20
			TOTAL PREFERRED STOCKS			$3,976
Cia de Saneamento Basico do Estado de Sao	4,200	53		Principal
Paulo ADR			BONDS- 24.12%	Amount (000's)	Value	(000	's)
		$73
TOTAL COMMON STOCKS		$460,814	Aerospace & Defense - 0.15%
CONVERTIBLE PREFERRED STOCKS - 0.27%			Meccanica Holdings USA Inc
	Shares Held	Value (000's)	6.25%, 01/15/2040(e)	$600		$521
			7.38%, 07/15/2039(e)	770		737
Automobile Manufacturers - 0.04%						$1,258
General Motors Co	6,665	325
			Agriculture - 0.19%
			KazAgro National Management Holding JSC
Banks- 0.07%			4.63%, 05/24/2023(e)	1,700		1,624
Wells Fargo & Co	445	559
			Airlines - 0.42%
Diversified Financial Services - 0.00%			Air Canada 2013-1 Class A Pass Through
2010 Swift Mandatory Common Exchange	1,850	27	Trust
Security Trust (e)			4.13%, 05/15/2025(e)	320		328
			American Airlines 2011-2 Class A Pass
			Through Trust
			8.63%, 04/15/2023(d)	728		768

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Principal						Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Airlines (continued)					Banks (continued)
American Airlines Inc					Royal Bank of Scotland Group PLC
0.00%, 10/15/2012(b)		$100	$118		6.13%, 12/15/2022		$1,115		$1,149
0.00%, 03/15/2016(b),(e)		200	232		Russian Agricultural Bank OJSC Via RSHB
Continental Airlines 1999-1 Class A Pass					Capital SA
Through Trust					5.30%, 12/27/2017(e)		200		209
6.55%, 02/02/2019		460	516		Societe Generale SA
Continental Airlines 1999-1 Class B Pass					9.38%, 09/29/2049(h)	EUR	400		604
Through Trust					UBS AG/Stamford CT
6.80%, 02/02/2020(d)		109	113		5.75%, 04/25/2018		$293		345
Continental Airlines 2012-2 Class A Pass					7.63%, 08/17/2022		100		114
Through Trust					UniCredit SpA
4.00%, 04/29/2026(d)		145	152		6.95%, 10/31/2022(h)	EUR	1,080		1,475
Continental Airlines 2012-2 Class B Pass					Vnesheconombank Via VEB Finance PLC
Through Trust					6.03%, 07/05/2022(e)		$200		217
5.50%, 04/29/2022		105	111		VTB Bank OJSC via VTB Eurasia Ltd
Continental Airlines 2012-3 Class C Pass Thru					9.50%, 12/06/2049(h)		3,000		3,218
Certificates									$21,725
6.13%, 04/29/2018		195	203
Delta Air Lines 2007-1 Class A Pass Through					Beverages - 0.39%
Trust					CEDC Finance Corp International Inc
					0.00%, 12/01/2016(b)		4,000		3,280
6.82%, 02/10/2024		409	478
US Airways 2012-1 Class A Pass Through
Trust					Building Materials - 0.03%
5.90%, 04/01/2026(d)		230	257		Builders FirstSource Inc
US Airways 2012-2 Class A Pass Through					7.63%, 06/01/2021(e)		135		136
Trust					Desarrolladora Homex SAB de CV
4.63%, 12/03/2026(d)		260	267		9.75%, 03/25/2020(e)		285		105
			$3,543						$241
Automobile Manufacturers - 0.22%					Chemicals - 0.20%
Daimler Finance North America LLC					Hercules Inc
0.89%, 03/28/2014(e),(h)		1,400	1,404		6.50%, 06/30/2029		330		305
Volkswagen International Finance NV					INEOS Group Holdings SA
0.88%, 09/22/2013(e),(h)		100	100		6.13%, 08/15/2018(e)		375		370
1.03%, 03/21/2014(e),(h)		300	301		Orion Engineered Carbons Finance & Co
			$1,805		SCA
					9.25%, PIK 10.00%, 08/01/2019(e),(i)		950		969
Banks- 2.60%
Banco do Brasil SA/Cayman									$1,644
6.25%, 04/15/2049(h)		2,500	2,421		Computers - 0.04%
Banco Santander Brasil SA/Cayman Islands					Hewlett-Packard Co
8.00%, 03/18/2016(e)	BRL	2,155	997		4.65%, 12/09/2021		360		371
Banco Santander Chile
6.50%, 09/22/2020(e)	CLP	350,000	700
Banco Santander Mexico SA Institucion de					Distribution & Wholesale - 0.36%
Banca Multiple Grupo Financiero Santand					American Builders & Contractors Supply Co
4.13%, 11/09/2022		$1,500	1,481		Inc
					5.63%, 04/15/2021(e)		25		25
Bank of America Corp
6.00%, 09/01/2017		700	807		Glencore Funding LLC
					4.13%, 05/30/2023(e)		1,500		1,466
Barclays Bank PLC
6.00%, 01/14/2021	EUR	800	1,189		Ingram Micro Inc
Cooperatieve Centrale Raiffeisen-					5.00%, 08/10/2022		1,120		1,161
Boerenleenbank BA/Netherlands					LKQ Corp
					4.75%, 05/15/2023(e)		335		334
4.75%, 01/15/2020(e),(f)		$1,000	1,124
Eksportfinans ASA									$2,986
2.25%, 02/11/2021	CHF	145	135		Diversified Financial Services - 1.20%
Goldman Sachs Group Inc/The					BTG Investments LP
6.15%, 04/01/2018		$700	814		4.50%, 04/17/2018		1,000		982
HSBC Bank USA NA/New York NY					Doric Nimrod Air Finance Alpha Ltd 2012-1
6.00%, 08/09/2017		100	116		Class A Pass Through Trust
Intesa Sanpaolo SpA					5.13%, 11/30/2024(e)		200		213
6.50%, 02/24/2021(e)		1,370	1,460		General Electric Capital Corp
JP Morgan Chase Bank NA					6.25%, 12/15/2049(h)		700		775
6.00%, 10/01/2017		100	117		7.13%, 12/15/2049(h)		1,000		1,170
JPMorgan Chase & Co					IM Cedulas 5
4.25%, 11/02/2018	NZD	1,365	1,061		3.50%, 06/15/2020	EUR	1,500		1,719
Morgan Stanley					IM Cedulas 7
6.63%, 04/01/2018		$850	1,000		4.00%, 03/31/2021		1,500		1,819
Oschadbank Via SSB #1 PLC					Leighton Finance USA Pty Ltd
8.88%, 03/20/2018		1,000	972		5.95%, 11/13/2022		$1,500		1,562

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Diversified Financial Services (continued)					Home Equity Asset Backed Securities (continued)
Schahin II Finance Co SPV Ltd					HSI Asset Securitization Corp Trust 2006-
5.88%, 09/25/2023(e)		$491	$509		HE2
SLM Corp					0.30%, 12/25/2036(h)		$2,260		$1,022
8.00%, 03/25/2020		100	109		Morgan Stanley ABS Capital I Inc Trust 2007-
8.45%, 06/15/2018		500	555		HE2
Textron Financial Corp					0.28%, 01/25/2037(h)		2,077		1,173
6.00%, 02/15/2067(e),(h)		700	629		Morgan Stanley ABS Capital I Inc Trust 2007-
			$10,042		HE5
					0.53%, 03/25/2037(h)		1,957		963
Electric - 0.17%					Morgan Stanley Home Equity Loan Trust
Cia de Eletricidade do Estado da Bahia					2007-2
11.75%, 04/27/2016(e)	BRL	350	168
					0.42%, 04/25/2037(h)		2,500		1,501
Enel Finance International NV									$5,862
6.00%, 10/07/2039(e)		$500	496
Energy Future Intermediate Holding Co LLC /					Insurance - 0.44%
EFIH Finance Inc					Assicurazioni Generali SpA
11.25%, PIK 12.25%, 12/01/2018(e),(i)		300	271		7.75%, 12/12/2042	EUR	1,200		1,699
10.00%, 12/01/2020(e)		450	510		AXA SA
			$1,445		6.38%, 12/29/2049(e),(h)		$1,300		1,313
					MetLife Capital Trust IV
Electronics - 0.08%					7.88%, 12/15/2067(e)		500		631
Jabil Circuit Inc									$3,643
4.70%, 09/15/2022		680	688
					Internet - 0.05%
					VeriSign Inc
Engineering & Construction - 0.02%					4.63%, 05/01/2023(e)		400		402
Odebrecht Finance Ltd
8.25%, 04/25/2018(e)	BRL	300	144
					Iron & Steel - 0.22%
					ArcelorMittal
Entertainment - 0.04%					7.25%, 03/01/2041		350		341
WMG Acquisition Corp
6.00%, 01/15/2021(e)		$300	316		7.50%, 10/15/2039		897		901
					Samarco Mineracao SA
					4.13%, 11/01/2022(e)		635		599
Food- 0.40%									$1,841
BRF SA
5.88%, 06/06/2022(e)		1,000	1,106		Media- 0.30%
7.75%, 05/22/2018(d),(e)	BRL	1,500	700		Clear Channel Communications Inc
Cosan Luxembourg SA					5.50%, 09/15/2014		1,090		1,082
9.50%, 03/14/2018(e)		350	170		DISH DBS Corp
Hawk Acquisition Sub Inc					5.00%, 03/15/2023		100		95
4.25%, 10/15/2020(e),(f)		$700	695		NBCUniversal Enterprise Inc
					5.25%, 12/19/2049(e)		635		641
SUPERVALU Inc
6.75%, 06/01/2021(e)		694	660		Ottawa Holdings Pte Ltd
					5.88%, 05/16/2018(e)		700		647
			$3,331
									$2,465
Gas- 0.13%
LBC Tank Terminals Holding Netherlands					Mining - 0.43%
BV					AngloGold Ashanti Holdings PLC
6.88%, 05/15/2023(e)		1,050	1,091		5.13%, 08/01/2022		590		583
					Hecla Mining Co
					6.88%, 05/01/2021(e)		690		668
Hand & Machine Tools - 0.08%					IAMGOLD Corp
Mcron Finance Sub LLC / Mcron Finance					6.75%, 10/01/2020(e)		1,105		1,011
Corp					Newcrest Finance Pty Ltd
8.38%, 05/15/2019(e)		410	443		4.20%, 10/01/2022(e)		575		557
Milacron LLC / Mcron Finance Corp					Vedanta Resources PLC
7.75%, 02/15/2021(e)		250	262		7.13%, 05/31/2023(e),(j)		750		744
			$705						$3,563
Healthcare - Products - 0.17%					Miscellaneous Manufacturing - 0.01%
Mallinckrodt International Finance SA					General Electric Co
4.75%, 04/15/2023(e)		1,375	1,394		2.70%, 10/09/2022		100		98
Holding Companies - Diversified - 0.17%					Mortgage Backed Securities - 2.76%
KOC Holding AS					Alternative Loan Trust 2006-4CB
3.50%, 04/24/2020(e)		1,500	1,428		5.50%, 04/25/2036		182		171
					Alternative Loan Trust 2006-J4
					6.25%, 07/25/2036(h)		201		142
Home Equity Asset Backed Securities - 0.70%
Countrywide Asset-Backed Certificates					Alternative Loan Trust 2007-4CB
0.33%, 08/25/2037(h)		1,600	1,203		5.75%, 04/25/2037		215		191

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Funding 2004-B Trust				First Horizon Mortgage Pass-Through Trust
2.98%, 11/20/2034(h)	$343	$328		2005-AR3
Banc of America Funding Corp				2.61%, 08/25/2035(h)	$377	$367
0.64%, 07/25/2037(e),(h)	184	117		Ginnie Mae
Banc of America Large Loan Trust 2010-				0.92%, 07/16/2050(h)	6,464	293
HLTN				GMACM Mortgage Loan Trust 2003-J7
2.50%, 11/15/2015(e),(h)	987	987		5.00%, 11/25/2033	49	50
Banc of America Mortgage 2005-A Trust				GMACM Mortgage Loan Trust 2005-AR4
2.94%, 02/25/2035(h)	126	126		3.58%, 07/19/2035(h)	233	216
Banc of America Mortgage 2006-B Trust				GMACM Mortgage Loan Trust 2005-AR6
6.16%, 11/20/2046(h)	104	96		3.24%, 11/19/2035(h)	586	551
Bear Stearns ARM Trust 2004-10				GS Mortgage Securities Trust 2007-GG10
3.00%, 01/25/2035(h)	8	8		5.79%, 08/10/2045(h)	450	465
Bear Stearns ARM Trust 2005-12				GSR Mortgage Loan Trust 2004-12
2.90%, 02/25/2036(h)	228	178		2.78%, 12/25/2034(h)	847	853
Bear Stearns Commercial Mortgage Securities				GSR Mortgage Loan Trust 2004-14
Trust 2004-PWR2				2.70%, 12/25/2034(h)	314	313
5.84%, 05/11/2039(e),(h)	105	107		GSR Mortgage Loan Trust 2006-8F
Bella Vista Mortgage Trust 2005-1				6.00%, 09/25/2036	384	341
0.47%, 02/22/2035(h)	180	164		HarborView Mortgage Loan Trust 2005-14
CHL Mortgage Pass-Through Trust 2004-				2.94%, 12/19/2035(h)	293	254
HYB4				HarborView Mortgage Loan Trust 2005-9
2.67%, 09/20/2034(h)	97	94		0.54%, 06/20/2035(h)	635	604
CHL Mortgage Pass-Through Trust 2004-				IndyMac INDX Mortgage Loan Trust 2005-
HYB8				AR16IP
3.46%, 01/20/2035(h)	174	166		0.51%, 07/25/2045(h)	415	374
CHL Mortgage Pass-Through Trust 2005-1				IndyMac INDX Mortgage Loan Trust 2006-
0.51%, 03/25/2035(h)	361	268		AR5
CHL Mortgage Pass-Through Trust 2005-11				4.63%, 05/25/2036(h)	282	250
0.46%, 04/25/2035(h)	196	150		JP Morgan Alternative Loan Trust
CHL Mortgage Pass-Through Trust 2005-13				5.05%, 03/25/2036(h)	41	36
5.50%, 06/25/2035	357	360		JP Morgan Chase Commercial Mortgage
Citicorp Mortgage Securities REMIC Pass-				Securities Corp
Through Certificates Trust Series 2005-6				6.19%, 04/15/2018(d),(e),(h)	135	137
0.54%, 09/25/2035(h)	38	37		JP Morgan Chase Commercial Mortgage
Citigroup Commercial Mortgage Trust				Securities Trust 2007-LDP10
3.63%, 05/10/2035(h)	370	336		5.46%, 01/15/2049	250	266
CitiMortgage Alternative Loan Trust Series				JP Morgan Chase Commercial Mortgage
2006-A3				Securities Trust 2011-FL1
6.00%, 07/25/2036	83	77		2.10%, 11/15/2028(e),(h)	1,007	1,010
CitiMortgage Alternative Loan Trust Series				JP Morgan Mortgage Trust 2005-A5
2007-A6				3.06%, 08/25/2035(h)	215	216
6.00%, 06/25/2037(h)	234	205		Lehman Mortgage Trust 2006-1
CitiMortgage Alternative Loan Trust Series				5.50%, 02/25/2036	66	68
2007-A8				MASTR Adjustable Rate Mortgages Trust
6.00%, 10/25/2037(h)	363	330		2006-2
COBALT CMBS Commercial Mortgage Trust				2.92%, 04/25/2036(h)	370	350
2006-C1				Merrill Lynch Alternative Note Asset Trust
5.25%, 08/15/2048	325	350		Series 2007-F1
Credit Suisse First Boston Mortgage Securities				6.00%, 03/25/2037	405	315
Corp				Merrill Lynch Mortgage Investors Trust Series
5.25%, 05/25/2028	100	103		MLCC 2005-3
5.50%, 11/25/2035	296	264		0.44%, 11/25/2035(h)	99	94
CSMC Mortgage-Backed Trust 2006-8				0.44%, 11/25/2035(h)	623	594
6.50%, 10/25/2021(h)	174	148		Merrill Lynch Mortgage Investors Trust Series
Del Coronado Trust 2013-DEL MZ				MLCC 2006-2
5.20%, 03/15/2018(d),(e),(h)	200	201		2.21%, 05/25/2036(h)	113	112
Deutsche Alt-A Securities Inc Mortgage Loan				Merrill Lynch Mortgage Investors Trust Series
Trust Series 2005-6				MLCC 2007-1
5.50%, 12/25/2035(h)	203	172		5.08%, 01/25/2037(h)	176	163
Extended Stay America Trust 2013-ESH				Morgan Stanley Capital I Trust 2007-HQ12
5.05%, 12/05/2031(e)	572	596		5.58%, 04/12/2049(h)	279	306
Fannie Mae Trust 2002-W8				Morgan Stanley Mortgage Loan Trust 2006-
0.59%, 09/25/2032(h)	145	144		11
FHLMC Multifamily Structured Pass Through				6.00%, 08/25/2036(h)	291	269
Certificates				Morgan Stanley Mortgage Loan Trust 2006-2
1.58%, 10/25/2021(f),(h)	198	21		5.75%, 02/25/2036	262	257
				Motel 6 Trust
				3.78%, 10/05/2025(e)	200	198

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Mortgage Backed Securities (continued)					Oil & Gas (continued)
Provident Funding Mortgage Loan Trust 2005-					Gazprom Neft OAO Via GPN Capital SA
2					4.38%, 09/19/2022(e)		$1,200		$1,152
2.88%, 10/25/2035(h)		$220	$217		Halcon Resources Corp
RALI Series 2007-QH7 Trust					9.75%, 07/15/2020(e)		555		577
0.44%, 08/25/2037(h)		882	653		Lukoil International Finance BV
Residential Asset Securitization Trust 2005-					4.56%, 04/24/2023(e)		1,400		1,354
A8CB					Newfield Exploration Co
5.38%, 07/25/2035		619	532		5.63%, 07/01/2024		1,020		1,071
Residential Asset Securitization Trust 2007-					OGX Austria GmbH
A6					8.38%, 04/01/2022(e)		1,100		605
6.00%, 06/25/2037(h)		292	265		8.50%, 06/01/2018(e)		800		456
RFMSI Series 2006-S1 Trust					Pertamina Persero PT
5.75%, 01/25/2036		262	276		4.30%, 05/20/2023(e)		1,500		1,444
RMAC Securities PLC					5.63%, 05/20/2043(e)		1,000		902
0.66%, 06/12/2044(h)	GBP	618	857		Petrobras Global Finance BV
Structured Adjustable Rate Mortgage Loan					2.00%, 05/20/2016		700		697
Trust					4.38%, 05/20/2023		3,330		3,209
0.50%, 07/25/2035(h)		$140	115		5.63%, 05/20/2043		1,500		1,396
Structured Asset Mortgage Investments II					Petroleos de Venezuela SA
Trust 2006-AR3					4.90%, 10/28/2014		5,000		4,800
0.40%, 04/25/2036(h)		677	505		Petroleos Mexicanos
Structured Asset Sec Mort Pass Thr Cert Series					7.65%, 11/24/2021(e)	MXN	6,500		562
2001-21a					Petrominerales Ltd
2.40%, 01/25/2032(h)		33	29		3.25%, 06/12/2017		$100		77
Structured Asset Securities Corp Mortgage					Plains Exploration & Production Co
Pass-Through Ctfs Ser 2004-20					6.88%, 02/15/2023		300		339
5.75%, 11/25/2034		338	357		Rosneft Oil Co via Rosneft International
Thornburg Mortgage Securities Trust 2007-2					Finance Ltd
1.44%, 06/25/2037(h)		82	71		4.20%, 03/06/2022(e)		650		621
5.75%, 06/25/2037(h)		331	320		SandRidge Energy Inc
WaMu Mortgage Pass Through Certificates					7.50%, 02/15/2023		675		695
0.90%, 01/25/2047(h)		978	942		Sasol Financing International PLC
1.57%, 08/25/2042(h)		22	21		4.50%, 11/14/2022		980		970
2.22%, 01/25/2047(h)		473	443		TNK-BP Finance SA
2.47%, 07/25/2046(h)		401	382		6.63%, 03/20/2017		500		558
Washington Mutual Mortgage Pass-Through									$21,772
Certificates WMALT Series 2006-2
6.00%, 03/25/2036(h)		256	228		Oil & Gas Services - 0.39%
Wells Fargo Mortgage Backed Securities					EDC Finance Ltd
					4.88%, 04/17/2021(e)		1,000		987
2003-J Trust
4.53%, 10/25/2033(h)		88	89		Sea Trucks Group
					9.00%, 03/26/2018(e)		2,200		2,233
Wells Fargo Mortgage Backed Securities
2004-A Trust									$3,220
4.91%, 02/25/2034(h)		301	309		Other Asset Backed Securities - 0.59%
Wells Fargo Mortgage Backed Securities					Belle Haven ABS CDO Ltd
2005-11 Trust					0.63%, 11/03/2044(e),(f),(h)		141		56
5.50%, 11/25/2035		104	109		0.67%, 11/03/2044(e),(f),(h)		191		76
Wells Fargo Mortgage Backed Securities					Countrywide Asset-Backed Certificates
2005-12 Trust					0.34%, 06/25/2047(h)		1,200		980
5.50%, 11/25/2035		160	167		0.38%, 06/25/2047(h)		1,600		1,278
Wells Fargo Mortgage Backed Securities					Huntington CDO Ltd
2005-17 Trust					0.54%, 11/05/2040(e),(f),(h)		238		212
5.50%, 01/25/2036(h)		222	234		JP Morgan Mortgage Acquisition Trust 2006-
			$23,080		WMC3
					0.30%, 08/25/2036(h)		484		277
Municipals - 0.23%
Autonomous Community of Madrid Spain					Lehman XS Trust Series 2006-12N
					0.34%, 08/25/2046(h)		261		258
4.30%, 09/15/2026	EUR	1,625	1,808
Junta de Castilla y Leon					Merrill Lynch Mortgage Investors Trust Series
6.51%, 03/01/2019		100	141		2006-RM4
					0.27%, 09/25/2037(h)		74		22
			$1,949		Newcastle CDO V Ltd
Office Furnishings - 0.10%					0.62%, 12/24/2039(e),(h)		227		216
Steelcase Inc					Sierra Madre Funding Ltd
6.38%, 02/15/2021		$785	854		0.58%, 09/07/2039(d),(e),(f),(h)		538		391
					0.60%, 09/07/2039(d),(e),(f),(h)		1,315		959
					Sierra Timeshare 2012-1 Receivables Funding
Oil & Gas - 2.60%					LLC
Connacher Oil and Gas Ltd					2.84%, 11/20/2028(e)		88		91
8.50%, 08/01/2019(e)		495	287

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Other Asset Backed Securities (continued)					Sovereign (continued)
Triaxx Prime CDO 2007-1 Ltd					Italy Buoni Poliennali Del Tesoro
0.46%, 10/02/2039(e),(h)		$195	$128		5.50%, 11/01/2022	EUR	485	$700
			$4,944		Mexican Bonos
					6.00%, 06/18/2015(h)	MXN	93	753
Pharmaceuticals - 0.03%					6.50%, 06/10/2021(h)		2,750	232
Valeant Pharmaceuticals International					7.75%, 12/14/2017(h)		26,000	2,287
6.38%, 10/15/2020(e)		270	283
					8.00%, 12/19/2013(h)		5,500	440
					8.00%, 12/17/2015(h)		6,350	540
Pipelines - 0.12%					8.50%, 12/13/2018(h)		5,000	462
Copano Energy LLC / Copano Energy Finance					Mexico Government International Bond
Corp					4.75%, 03/08/2044		$1,000	992
7.13%, 04/01/2021		100	115		Mongolia Government International Bond
IFM US Colonial Pipeline 2 LLC					4.13%, 01/05/2018		1,000	975
6.45%, 05/01/2021(e)		800	883		New Zealand Government Bond
			$998		6.00%, 12/15/2017	NZD	380	341
					New Zealand Index Linked
Real Estate - 0.59%					2.00%, 09/20/2025		100	85
Franshion Investment Ltd					Portugal Obrigacoes do Tesouro OT
4.70%, 10/26/2017		2,000	2,005		3.85%, 04/15/2021	EUR	1,550	1,826
Lai Sun International Finance 2012 Ltd					5.65%, 02/15/2024(e)		4,285	5,520
5.70%, 01/18/2018		1,000	979		Russian Foreign Bond - Eurobond
Shimao Property Holdings Ltd					4.50%, 04/04/2022(e)		$200	215
6.63%, 01/14/2020		2,000	1,939		Slovenia Government International Bond
			$4,923		4.75%, 05/10/2018(e)		3,000	2,955
Regional Authority - 0.39%					Spain Government Bond
Province of Ontario Canada					4.30%, 10/31/2019	EUR	505	679
3.15%, 06/02/2022	CAD	500	494		4.65%, 07/30/2025		265	343
Queensland Treasury Corp					Ukraine Government International Bond
5.75%, 11/21/2014	AUD	2,740	2,734		6.88%, 09/23/2015		$1,000	1,011
			$3,228		7.95%, 06/04/2014		3,000	3,060
					Uruguay Government International Bond
Retail - 0.17%					4.25%, 04/05/2027	UYU	13,379	814
Foot Locker Inc					4.38%, 12/15/2028		9,305	583
8.50%, 01/15/2022		$410	482					$37,825
LS Finance 2022 Ltd
4.25%, 10/16/2022		1,000	978		Telecommunications - 2.02%
			$1,460		Alcatel-Lucent USA Inc
					6.45%, 03/15/2029		$770	618
Software - 0.08%					America Movil SAB de CV
First Data Corp					3.13%, 07/16/2022		200	191
10.63%, 06/15/2021(e)		700	704		Axtel SAB de CV
					7.00%, 01/31/2020(e),(h)		3,000	2,850
Sovereign - 4.52%					Bharti Airtel International Netherlands BV
					5.13%, 03/11/2023(e)		1,120	1,109
Australia Government Bond					Brasil Telecom SA
5.50%, 04/21/2023	AUD	1,200	1,353		9.75%, 09/15/2016 (e)	BRL	605	291
5.75%, 05/15/2021		100	113
5.75%, 07/15/2022		100	114		Clearwire Communications LLC / Clearwire
Brazilian Government International Bond					Finance Inc
					12.00%, 12/01/2017(e)		$100	116
8.50%, 01/05/2024	BRL	1,945	938		Colombia Telecomunicaciones SA ESP
Bundesschatzanweisungen					5.38%, 09/27/2022(e)		485	477
1.75%, 06/14/2013	EUR	1,900	2,471		Eircom Finance Ltd
Canadian Government Bond					9.25%, 05/15/2020 (e)	EUR	300	382
1.00%, 02/01/2015	CAD	325	313
1.50%, 08/01/2015		820	798		Embarq Corp
3.00%, 12/01/2015		375	378		8.00%, 06/01/2036		$1,635	1,771
Chile Government International Bond					Intelsat Luxembourg SA
					6.75%, 06/01/2018(e)		115	120
5.50%, 08/05/2020	CLP	650,000	1,379		7.75%, 06/01/2021(e)		840	883
Cyprus Government International Bond					Millicom International Cellular SA
4.38%, 07/15/2014	EUR	1,000	1,165		4.75%, 05/22/2020(e)		650	642
Guatemala Government Bond
4.88%, 02/13/2028		$1,000	975		OTE PLC
Hellenic Republic Government Bond					4.63%, 05/20/2016	EUR	4,000	5,095
2.00%, 02/24/2023(h)	EUR	700	550		Qwest Corp
2.00%, 02/24/2024(h)		700	522		7.20%, 11/10/2026		$105	107
2.00%, 02/24/2025(h)		700	503		Telecom Italia Capital SA
2.00%, 02/24/2026(h)		700	488		6.00%, 09/30/2034		240	230
2.00%, 02/24/2027(h)		700	480		6.38%, 11/15/2033		140	137
2.00%, 02/24/2028(h)		700	472		7.72%, 06/04/2038		555	600
					Telefonica Emisiones SAU
					5.13%, 04/27/2020		75	80

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)					Computers (continued)
Telefonica Emisiones SAU (continued)					SanDisk Corp
5.46%, 02/16/2021		$135	$146		1.50%, 08/15/2017	$420		$557
5.60%, 03/12/2020	GBP	200	332					$3,030
7.05%, 06/20/2036		$375	429
Virgin Media Finance PLC					Diversified Financial Services - 0.02%
4.88%, 02/15/2022		275	277		Jefferies Group LLC
			$16,883		3.88%, 11/01/2029	100		112
					Knight Capital Group Inc
Transportation - 0.24%					3.50%, 03/15/2015	100		100
Far Eastern Shipping Co								$212
8.00%, 05/02/2018(e)		2,000	2,025
					Food- 0.14%
					Smithfield Foods Inc
Trucking & Leasing - 0.08%					4.00%, 06/30/2013(a)	900		1,185
Aviation Capital Group Corp
4.63%, 01/31/2018(e)		305	315
6.75%, 04/06/2021(e)		345	383		Home Builders - 0.10%
			$698		Lennar Corp
					2.75%, 12/15/2020(a),(e)	225		415
TOTAL BONDS			$201,781		3.25%, 11/15/2021(a),(e)	225		403
	Principal							$818
CONVERTIBLE BONDS - 4.89%	Amount (000's)		Value(000	's)
					Insurance - 0.01%
Aerospace & Defense - 0.06%					MGIC Investment Corp
L-3 Communications Holdings Inc
3.00%, 08/01/2035(a)		475	486		2.00%, 04/01/2020	100		119
					Internet - 0.61%
Airlines - 0.04%					Equinix Inc
Lufthansa Malta Blues LP					4.75%, 06/15/2016(a)	1,325		3,293
0.75%, 04/05/2017	EUR	200	305		VeriSign Inc
					3.25%, 08/15/2037(a)	1,200		1,786
Automobile Manufacturers - 0.14%								$5,079
Ford Motor Co
4.25%, 11/15/2016		$330	603		Investment Companies - 0.07%
Volkswagen International Finance NV					Ares Capital Corp
					5.75%, 02/01/2016(a),(e)	525		577
5.50%, 11/09/2015(d),(e)	EUR	400	573
			$1,176
Biotechnology - 0.50%					Iron & Steel - 0.07%
Exelixis Inc					United States Steel Corp
4.25%, 08/15/2019(a)		$200	200		2.75%, 04/01/2019	284		298
Gilead Sciences Inc					4.00%, 05/15/2014	250		256
1.63%, 05/01/2016(a)		1,125	2,702					$554
Regeneron Pharmaceuticals Inc					Machinery - Diversified - 0.11%
1.88%, 10/01/2016(a)		450	1,297		Chart Industries Inc
			$4,199		2.00%, 08/01/2018(a)	575		893
Building Materials - 0.12%
Cemex SAB de CV					Media- 0.23%
3.25%, 03/15/2016(a)		775	1,009		XM Satellite Radio Inc
					7.00%, 12/01/2014(a),(e)	1,000		1,962
Coal- 0.02%
Peabody Energy Corp					Mining - 0.04%
4.75%, 12/15/2066		230	198		Alcoa Inc
					5.25%, 03/15/2014	186		254
					Stillwater Mining Co
Commercial Services - 0.57%					1.75%, 10/15/2032	100		117
Avis Budget Group Inc
3.50%, 10/01/2014(a)		625	1,289					$371
Hertz Global Holdings Inc					Oil & Gas - 0.33%
5.25%, 06/01/2014(a)		1,100	3,449		Chesapeake Energy Corp
			$4,738		2.50%, 05/15/2037	225		225
					2.75%, 11/15/2035	65		66
Computers - 0.36%					Cobalt International Energy Inc
Cadence Design Systems Inc
2.63%, 06/01/2015(a)		350	709		2.63%, 12/01/2019	705		764
					Essar Energy Investment Ltd
EMC Corp/MA					4.25%, 02/01/2016	2,000		1,710
1.75%, 12/01/2013		400	619
NetApp Inc								$2,765
1.75%, 06/01/2013(a)		1,000	1,145

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Oil & Gas Services - 0.01%				New York - 0.15%
Hornbeck Offshore Services Inc				Metropolitan Transportation Authority
1.50%, 09/01/2019(e)	$70	$87		7.13%, 11/15/2030	$500	$601
				New York City Water & Sewer System
Pharmaceuticals - 0.06%				5.72%, 06/15/2042	500	626
Mylan Inc/PA						$1,227
3.75%, 09/15/2015	145	337		Texas- 0.03%
Theravance Inc				North Texas Higher Education Authority
2.13%, 01/15/2023	100	144		1.38%, 04/01/2040(h)	224	229
		$481
REITS- 0.61%				TOTAL MUNICIPAL BONDS		$3,403
Annaly Capital Management Inc				SENIOR FLOATING RATE INTERESTS -	Principal
5.00%, 05/15/2015(a)	100	102		2.57%	Amount (000's) Value (000's)
DDR Corp				Advertising - 0.08%
1.75%, 11/15/2040(a)	150	181		Acosta Inc, Term Loan D
Digital Realty Trust LP				5.00%, 03/01/2018(h)	$130	$131
5.50%, 04/15/2029(a),(e)	425	651		Getty Images Inc, Term Loan
Health Care REIT Inc				4.75%, 10/03/2019(h)	229	230
3.00%, 12/01/2029(a)	925	1,234		Visant Corp, Term Loan
Host Hotels & Resorts LP				5.25%, 12/22/2016(h)	305	297
2.50%, 10/15/2029(a),(e)	1,000	1,409				$658
SL Green Operating Partnership LP
3.00%, 10/15/2017(a),(e)	1,250	1,510		Aerospace & Defense - 0.05%
		$5,087		Sequa Corp, Term Loan
				5.25%, 05/29/2017(h)	125	126
Semiconductors - 0.56%				Six3 Systems Inc, Term Loan
Intel Corp				7.00%, 09/20/2019(h)	119	120
2.95%, 12/15/2035	160	177		TASC Inc/VA, Term Loan
3.25%, 08/01/2039	275	359		4.50%, 12/18/2015(h)	158	159
Microchip Technology Inc						$405
2.13%, 12/15/2037(a)	1,175	1,682
Micron Technology Inc				Agriculture - 0.05%
1.88%, 08/01/2031	130	170		Arysta LifeScience Corp, Term Loan
2.38%, 05/01/2032(e)	100	139		0.00%, 05/22/2020(h),(k)	215	216
3.13%, 05/01/2032(e)	300	416		Pinnacle Operating Corp, Term Loan B
Xilinx Inc				0.00%, 11/14/2018(h),(k)	169	170
2.63%, 06/15/2017	190	284				$386
3.13%, 03/15/2037(a)	1,000	1,422
				Airlines - 0.00%
		$4,649		US Airways Inc, Term Loan B1
Software - 0.06%				0.00%, 05/21/2019(h),(k)	30	30
NetSuite Inc
0.25%, 06/01/2018(e),(j)	100	102
				Automobile Manufacturers - 0.02%
Nuance Communications Inc				Navistar Inc, Term Loan B
2.75%, 11/01/2031	285	295		5.75%, 08/16/2017(h)	175	178
Salesforce.com Inc
0.25%, 04/01/2018(e)	100	99
		$496		Automobile Parts & Equipment - 0.05%
				TI Group Automotive Systems LLC, Term
Telecommunications - 0.05%				Loan B
Ciena Corp				5.50%, 03/27/2019(h)	395	398
3.75%, 10/15/2018(e)	270	320
Virgin Media Inc
6.50%, 11/15/2016	50	132		Beverages - 0.00%
		$452		DS Waters of America Inc, Term Loan
				10.50%, 08/25/2017(h)	35	35
TOTAL CONVERTIBLE BONDS		$40,928
	Principal
MUNICIPAL BONDS - 0.41%	Amount (000's)	Value(000	's)	Building Materials - 0.01%
				CPG International Inc, Term Loan
California - 0.16%				5.75%, 09/18/2019(h)	65	65
Bay Area Toll Authority
7.04%, 04/01/2050	$500	$693
State of California				Chemicals - 0.08%
7.70%, 11/01/2030	500	630		Ascend Performance Materials LLC, Term
		$1,323		Loan B
				6.75%, 04/04/2018(h)	129	129
Illinois - 0.07%				Kronos Worldwide Inc, Term Loan
Chicago Transit Authority				7.00%, 06/11/2018(h)	64	64
6.90%, 12/01/2040	500	624		Nexeo Solutions LLC, Term Loan
				5.00%, 09/08/2017(h)	134	134

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Entertainment (continued)
Taminco Global Chemical Corp, Term Loan			WMG Acquisition Corp, Delay-Draw Term
B			Loan DD
4.25%, 02/15/2019(h)	$224	$226	0.00%, 07/20/2020(h),(k)	$52	$52
Tronox Pigments BV, Term Loan B			0.00%, 07/20/2020(h),(k)	8	8
4.50%, 02/03/2018(h)	126	127	WMG Acquisition Corp, Term Loan B
		$680	3.75%, 07/07/2020(h)	64	64
Coal- 0.07%					$520
Arch Coal Inc, Term Loan			Environmental Control - 0.03%
5.75%, 05/14/2018(h)	134	136	Metal Services LLC, Term Loan
Murray Energy Corp, Term Loan			7.75%, 05/30/2017(h)	269	272
0.00%, 05/17/2019(h),(k)	15	15
Patriot Coal Corp, DIP Term Loan
9.25%, 12/09/2013(h)	461	452	Food- 0.26%
			Dole Food Co Inc, Term Loan B
		$603	3.75%, 04/25/2020(h)	115	115
Commercial Services - 0.06%			HJ Heinz Co, Term Loan B2
Harland Clarke Holdings Corp, Term Loan			0.00%, 03/27/2020(h),(k)	300	303
B2			0.00%, 03/27/2020(h),(k)	400	403
5.44%, 06/30/2017(h)	336	331	New HB Acquisition LLC, Term Loan B
KAR Auction Services Inc, Term Loan			6.75%, 03/12/2020(h)	260	267
3.75%, 05/19/2017(h)	200	203	Sprouts Farmers Markets Holdings LLC, Term
		$534	Loan
			4.50%, 04/12/2020(h)	320	320
Computers - 0.02%			Supervalu Inc, Term Loan
SunGard Data Systems Inc, Term Loan E			0.00%, 03/21/2019(h),(k)	462	460
4.00%, 03/07/2020(h)	155	157
			US Foods Inc, Term Loan
			0.00%, 05/31/2019(h),(k)	275	274
Distribution & Wholesale - 0.04%					$2,142
American Builders & Contractors Supply Co			Food Service - 0.02%
Inc, Term Loan B			Brasa Inc, Term Loan
3.50%, 04/05/2020(h)	275	276
			11.00%, 01/18/2020(h)	130	130
Spin Holdco Inc, Term Loan
4.25%, 11/08/2019(h)	90	90
		$366	Healthcare - Services - 0.07%
			Apria Healthcare Group Inc, Term Loan
Diversified Financial Services - 0.10%			6.75%, 04/01/2020(h)	370	372
Duff & Phelps LLC, Term Loan			DaVita HealthCare Partners Inc, Term Loan
4.50%, 03/12/2020(h)	180	181
			B2
Flying Fortress Inc, Term Loan			4.00%, 08/21/2019(h)	100	101
3.50%, 06/30/2017(h)	177	178
			United Surgical Partners International Inc,
Nuveen Investments Inc, Term Loan B			Term Loan B
4.19%, 05/13/2017(h)	135	136	4.75%, 03/19/2019(h)	80	81
Springleaf Financial Funding Co, Term Loan					$554
NEW
5.50%, 05/28/2017(h)	338	339	Home Furnishings - 0.02%
		$834	Tempur-Pedic International Inc, Term Loan B
			3.50%, 12/31/2019(h)	168	168
Electric - 0.10%
Calpine Construction Finance Company LP,
Term Loan B1			Housewares - 0.02%
0.00%, 04/24/2020(h),(k)	265	263	Wilsonart International Holding LLC, Term
Dynegy Inc, Term Loan B2			Loan B
4.00%, 04/16/2020(h)	175	175	4.00%, 10/24/2019(h)	175	175
NRG Energy Inc, Term Loan B
0.00%, 07/01/2018(h),(k)	380	378
			Insurance - 0.04%
		$816	AmWINS Group Inc, Term Loan
			5.00%, 02/20/2020(h)	195	197
Electrical Components & Equipment - 0.02%
Generac Power Systems Inc, Term Loan B			Asurion LLC, Term Loan B1
0.00%, 06/22/2018(h),(k)	195	195	4.50%, 05/24/2019(h)	105	105
					$302
Electronics - 0.01%			Internet - 0.02%
Sensus USA Inc, Term Loan			Zayo Group LLC, Term Loan
8.50%, 05/09/2018(h)	80	80	4.50%, 06/15/2019(h)	164	165
Entertainment - 0.06%			Iron & Steel - 0.06%
Kasima LLC, Term Loan			Essar Steel Algoma Inc, Term Loan
3.25%, 05/17/2021(h)	395	396	8.75%, 09/18/2014(h)	359	363

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)		Value (000's)
Iron & Steel (continued)			Packaging & Containers - 0.06%
Tube City IMS Corp, Term Loan			Berlin Packaging LLC, Term Loan
4.75%, 03/19/2019(h)	$95	$96	4.75%, 03/28/2020(h)		$260	$263
		$459	FleetPride Corp, Term Loan
			5.25%, 11/15/2019(h)		100	100
Leisure Products & Services - 0.04%			Pact Group Inc, Term Loan
SRAM LLC, Term Loan			0.00%, 05/22/2020(h),(k)		145	145
4.00%, 06/07/2018(h)	352	352
						$508
			Pharmaceuticals - 0.04%
Lodging - 0.07%			Quintiles Transnational Corp, Term Loan B2
MGM Resorts International, Term Loan B			4.50%, 06/08/2018(h)		299	302
0.00%, 12/13/2019(h),(k)	549	550
Seminole Hard Rock Entertainment Inc, Term
Loan B			Pipelines - 0.03%
3.50%, 05/08/2020(h)	75	75	NGPL PipeCo LLC, Term Loan
		$625	6.75%, 05/04/2017(h)		256	258
Machinery - Diversified - 0.04%
Edwards Cayman Islands II Ltd, Term Loan			Private Equity - 0.02%
4.75%, 03/21/2020(h)	365	367	HarbourVest Partners LLC, Term Loan
			4.75%, 11/20/2017(h)		145	146
Media- 0.14%
Charter Communications Operating LLC,			Retail - 0.07%
Term Loan E			JC Penney Corp Inc, Term Loan
0.00%, 04/10/2020(h),(k)	295	293	6.00%, 05/21/2018(h)		395	400
Charter Communications Operating LLC,			Serta Simmons Holdings LLC, Term Loan
Term Loan F			5.00%, 09/19/2019(h)		200	201
3.00%, 01/19/2021(h)	190	189				$601
CSC Holdings LLC, Term Loan B
2.69%, 04/15/2020(h)	255	254	Software - 0.22%
			Applied Systems Inc, Term Loan
Virgin Media Investment Holdings Ltd, Term			8.25%, 06/08/2017(h)		70	71
Loan B
0.00%, 02/15/2020(h),(k)	320	320	Blackboard Inc, Term Loan B2
			6.25%, 10/04/2018(h)		380	386
WideOpenWest Finance LLC, Term Loan B2
4.75%, 03/26/2019(h)	145	146	Deltek Inc, Term Loan B
			5.00%, 10/04/2018(h)		75	75
		$1,202	Rocket Software Inc, Term Loan
Metal Fabrication & Hardware - 0.04%			10.25%, 02/08/2019(h)		150	149
Ameriforge Group Inc, Term Loan			SS&C Technologies Holdings Europe SARL,
5.00%, 01/22/2020(h)	110	111	Delay-Draw Term Loan B2-DD
Doncasters US Finance LLC, Term Loan B			5.00%, 05/23/2019(h)		75	75
5.50%, 04/05/2020(h)	185	186	SS&C Technologies Inc, Delay-Draw Term
Transtar Holding Company, Term Loan			Loan B1-DD
5.50%, 10/02/2018(h)	45	45	5.00%, 05/23/2019(h)		722	726
		$342	TriZetto Group Inc/The, Term Loan
			8.50%, 03/27/2019(h)		55	55
Mining - 0.10%			TriZetto Group Inc/The, Term Loan B
Fairmount Minerals Ltd, Term Loan B			4.75%, 05/02/2018(h)		272	273
5.25%, 03/15/2017(h)	276	277
			Verint Systems Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term			4.00%, 08/14/2019(h)		50	50
Loan						$1,860
5.25%, 10/12/2017(h)	562	565
		$842	Telecommunications - 0.28%
			Alcatel-Lucent USA Inc, Term Loan C
Oil & Gas - 0.03%			7.25%, 01/29/2019(h)		552	557
Pacific Drilling SA, Term Loan			Alcatel-Lucent USA Inc, Term Loan D
0.00%, 05/18/2018(h),(k)	200	201	7.50%, 01/29/2019(h)	EUR	554	728
Power Buyer LLC, Delay-Draw Term Loan			Integra Telecom Holdings Inc, Term Loan
DD			6.00%, 02/19/2019(h)		$70	71
0.00%, 05/06/2020(h),(k)	10	10
			Level 3 Financing Inc, Term Loan B
Power Buyer LLC, Term Loan B			5.25%, 08/01/2019(h)		160	162
4.25%, 05/06/2020(h)	65	65
			Level 3 Financing Inc, Term Loan BII
		$276	4.75%, 08/01/2019(h)		290	292
Oil & Gas Services - 0.03%			LTS Buyer LLC, Term Loan B
			4.50%, 04/01/2020(h)		260	262
Pinnacle Holdco Sarl, Term Loan
10.50%, 07/24/2020(h)	115	117	Securus Technologies Holdings Inc, Term
Preferred Proppants LLC, Term Loan B			Loan
9.00%, 12/15/2016(h)	104	100	4.75%, 04/17/2020(h)		235	235
		$217				$2,307
			TOTAL SENIOR FLOATING RATE INTERESTS			$21,512

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				Maturity
AGENCY OBLIGATIONS - 8.35%	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 1.52%	Amount (000's)		Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.13%
				Banks - 1.52%
				Barclays Capital Repurchase Agreement;		$5,500	$5,500
4.50%, 05/01/2039	$468	$497			0.07% dated 05/31/2013 maturing
4.50%, 11/01/2039	579	614			06/03/2013 (collateralized by US
		$1,111			Government Security; $5,527,883; 2.38%;
Federal National Mortgage Association (FNMA) - 1.90%					dated 01/15/25)
2.50%, 01/01/2043	3,988	3,834		Investment in Joint Trading Account; Credit		1,165	1,165
3.00%, 12/01/2026	1,686	1,755			Suisse Repurchase Agreement; 0.06%
3.00%, 12/01/2042	4,000	4,021			dated 05/31/2013 maturing 06/03/2013
3.00%, 07/01/2043(l)	1,000	1,001			(collateralized by US Government
3.50%, 11/01/2025	1,150	1,210			Securities; $1,188,334; 4.25% - 6.13%;
3.50%, 02/01/2026	403	424			dated 11/15/27 - 11/15/39)
3.50%, 04/01/2026	604	635		Investment in Joint Trading Account; Deutsche		2,913	2,913
4.00%, 06/01/2028(l)	1,000	1,062			Bank Repurchase Agreement; 0.07% dated
4.00%, 12/01/2039	1,146	1,209			05/31/2013 maturing 06/03/2013
5.00%, 05/01/2039	429	469			(collateralized by US Government
5.00%, 06/01/2041	242	266			Securities; $2,970,835; 0.00% - 7.25%;
		$15,886			dated 06/07/13 - 05/15/30)
Government National Mortgage Association (GNMA) - 1.10%				Investment in Joint Trading Account; JP		1,799	1,799
					Morgan Repurchase Agreement; 0.07%
3.00%, 06/01/2043(l)	9,000	9,163			dated 05/31/2013 maturing 06/03/2013
					(collateralized by US Government
					Securities; $1,834,928; 0.00% - 10.35%;
U.S. Treasury - 3.55%					dated 06/03/13 - 11/23/35)
0.25%, 05/31/2014	400	400		Investment in Joint Trading Account; Merrill		1,371	1,370
1.00%, 06/30/2019	200	196			Lynch Repurchase Agreement; 0.05%
1.00%, 09/30/2019	100	98			dated 05/31/2013 maturing 06/03/2013
1.25%, 04/15/2014	2,300	2,322			(collateralized by US Government
1.38%, 02/28/2019	500	504			Securities; $1,398,040; 0.13% - 5.38%;
1.63%, 08/15/2022	1,700	1,640			dated 04/30/15 - 02/15/31)
1.63%, 11/15/2022	4,400	4,224					$12,747
1.75%, 05/15/2022	2,300	2,254		TOTAL REPURCHASE AGREEMENTS			$12,747
1.75%, 05/15/2023	1,200	1,156		Total Investments			$820,758
2.00%, 11/15/2021	3,800	3,833		Other Assets in Excess of Liabilities, Net - 1.90%			$15,911
2.00%, 02/15/2022	1,300	1,306
2.13%, 08/15/2021(m)	9,300	9,508		TOTAL NET ASSETS - 100.00%			$836,669
2.63%, 11/15/2020	900	961
2.75%, 11/15/2042(m),(n)	1,100	985
7.50%, 11/15/2024(m),(n)	200	305		(a)	Security or a portion of the security was pledged as collateral for short
					sales. At the end of the period, the value of these securities totaled
		$29,692			$121,115 or 14.48% of net assets.
U.S. Treasury Bill - 0.94%				(b)	Non-Income Producing Security
0.03%, 08/15/2013(o)	4,600	4,600		(c)	Security or a portion of the security was pledged to cover margin
0.11%, 09/19/2013(n),(o)	505	505			requirements for options contracts. At the end of the period, the value of
0.14%, 05/29/2014(o)	2,800	2,796			these securities totaled $10,106 or 1.21% of net assets.
		$7,901		(d)	Fair value of these investments is determined in good faith by the
					Manager under procedures established and periodically reviewed by the
U.S. Treasury Inflation-Indexed Obligations - 0.73%					Board of Directors. At the end of the period, the fair value of these
0.13%, 01/15/2023	504	513			securities totaled $5,329 or 0.64% of net assets.
0.63%, 07/15/2021(m),(n)	4,441	4,812		(e)	Security exempt from registration under Rule 144A of the Securities Act of
0.75%, 02/15/2042	824	781			1933. These securities may be resold in transactions exempt from
		$6,106			registration, normally to qualified institutional buyers. Unless otherwise
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					indicated, these securities are not considered illiquid. At the end of the
OBLIGATIONS		$69,859			period, the value of these securities totaled $78,680 or 9.40% of net
TOTAL PURCHASED OPTIONS - 0.38%		$3,168			assets.
TOTAL PURCHASED INTEREST RATE SWAPTIONS -				(f)	Security is Illiquid
0.00%		$2		(g)	Restricted Security. At the end of the period, the value of this security
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -					totaled $43 or 0.01% of net assets. The security was purchased
0.00%		$12			September26, 2012 at a cost of $33.
	Principal			(h)	Variable Rate. Rate shown is in effect at May 31, 2013.
COMMERCIAL PAPER - 0.04%	Amount (000's)	Value(000	's)	(i)	Payment in kind; the issuer has the option of paying additional securities
					in lieu of cash.
Diversified Financial Services - 0.04%				(j)	Security purchased on a when-issued basis.
Ford Motor Credit Co				(k)	This Senior Floating Rate Note will settle after May 31, 2013, at which
1.10%, 10/04/2013	200	199			time the interest rate will be determined.
1.21%, 07/09/2013	100	100		(l)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
		$299			Notes to Financial Statements for additional information.
TOTAL COMMERCIAL PAPER		$299		(m)	Security or a portion of the security was pledged to cover margin
					requirements for swap and/or swaption contracts. At the end of the period,
					the value of these securities totaled $846 or 0.10% of net assets.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $653 or 0.08% of net assets.
(o)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector			Percent
Financial			16 .64%
Consumer, Non-cyclical			13 .66%
Government			10 .36%
Consumer, Cyclical			10 .11%
Communications			9.29%
Industrial			9.11%
Energy			7.79%
Technology			7.41%
Mortgage Securities			5.89%
Basic Materials			4.03%
Utilities			1.52%
Asset Backed Securities			1.29%
Purchased Options			0.38%
Revenue Bonds			0.33%
Diversified			0.21%
General Obligation Unlimited			0.08%
Purchased Credit Default Swaptions			0.00%
Purchased Interest Rate Swaptions			0.00%
Investments Sold Short			(31.55)%
Other Assets in Excess of Liabilities, Net			33 .45%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)		Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA		ABX.HE.AAA.06-2 BP	(0.11)%	05/25/2046		$93	$25	$37	$(12)
Bank of America NA		Australia & New Zealand Banking	(1.00)%	06/20/2018		100	(1)	(1)	—
		Group; 3.75%; 03/10/2017
Bank of America NA		Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		100	(1)	1	(2)
Bank of America NA		Costco Wholesale Corp; 5.50%;	(1.00)%	03/20/2017		200	(6)	(4)	(2)
		03/15/2017
Bank of America NA		DDR Corp; 7.50%; 07/15/2018	(1.00)%	09/20/2017		200	—	8	(8)
Bank of America NA		iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	(1)	4	(5)
Bank of America NA		Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	09/20/2017		$100	(2)	1	(3)
Bank of America NA		Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		200	2	8	(6)
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)	—	(2)
		07/15/2017
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	(13)	3	(16)
		07/15/2017
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(2)	—	(2)
		11/10/2015
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	06/20/2017		200	(4)	(1)	(3)
		11/10/2015
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	(8)	(1)	(7)
		11/10/2015
Bank of America NA		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Bank of America NA		Standard Chartered Bank	(1.00)%	06/20/2017	EUR	100	—	3	(3)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		$100	(3)	(2)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(6)	(4)	(2)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	09/20/2017		200	(6)	(5)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		300	(9)	(5)	(4)
Bank of America NA	Wal	-Mart Stores Inc; 5.88%;	(1.00)%	06/20/2017		200	(6)	(5)	(1)
		04/05/2027
Barclays Bank PLC		ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		89	39	45	(6)
Barclays Bank PLC		BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100	—	8	(8)
Barclays Bank PLC		EI Du Pont de Nemours; 5.25%;	(1.00)%	03/20/2018		$100	(4)	(3)	(1)
		12/15/2016
Barclays Bank PLC		Lockheed Martin Corp; 7.65%;	(1.00)%	03/20/2018		100	(2)	(1)	(1)
		05/01/2016
Barclays Bank PLC		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(3)	(1)	(2)
Barclays Bank PLC		Qwest; 7.20%; 11/10/2026	(1.00)%	03/20/2018		100	—	—	—
Barclays Bank PLC		Raytheon Co; 7.20%; 08/15/2027	(1.00)%	03/20/2018		100	(3)	(3)	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Yum Brands Inc; 6.25%; 03/15/2018	(1.00)%	12/20/2017		$100	$(2	) $	(2	) $	—
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		300	(4)		(1)		(3)
BNP Paribas	DJ ITRAXX19SEN2	(1.00)%	06/20/2018	EUR	300	8		7		1
BNP Paribas	Lockheed Martin Corp; 7.65%;	(1.00)%	09/20/2017		$200	(5)		(3)		(2)
	05/01/2016
BNP Paribas	Newell Rubbermaid Inc; 6.25%;	(1.00)%	06/20/2018		100	(2)		(2)		—
	04/15/2018
BNP Paribas	UPS;8.38%; 04/01/2030	(1.00)%	09/20/2017		200	(7)		(6)		(1)
Citigroup Inc	Brazilian Government International	(1.00)%	06/20/2018		5,000	112		34		78
	Bond;12.25%; 03/06/2030
Citigroup Inc	CDX.IG.19	(1.00)%	12/20/2017		1,600	(22)		(8)		(14)
Citigroup Inc	CDX.IG.19	(1.00)%	12/20/2017		1,100	(15)		(5)		(10)
Citigroup Inc	ITRAX.EURCR	(5.00)%	06/20/2018	EUR	5,000	(210)		(306)		96
Citigroup Inc	ITRAXX.ASIA	(1.00)%	06/20/2018		$5,000	30		20		10
Citigroup Inc	ITRAXX.SOVX	(1.00)%	06/20/2018		5,000	184		210		(26)
Citigroup Inc	ITRX.CEEMEA	(1.00)%	06/20/2018		5,000	324		291		33
Citigroup Inc	South Africa Government International	(1.00)%	03/20/2018		800	31		19		12
	Bond;6.50%; 06/02/2014
Credit Suisse	CDX.19.IG.1	(1.00)%	12/20/2017		1,200	(17)		(11)		(6)
Credit Suisse	CDX.20.HY.5	(5.00)%	06/20/2018		1,500	(75)		(102)		27
Credit Suisse	CDX.20.HY.5	(5.00)%	06/20/2018		4,350	(217)		(132)		(85)
Credit Suisse	CDX.20.HY.5	(5.00)%	06/20/2018		800	(40)		(24)		(16)
Credit Suisse	CDX.20.HY.5	(5.00)%	06/20/2018		1,200	(60)		(35)		(25)
Credit Suisse	CDX.20.HY.5	(5.00)%	06/20/2018		700	(35)		(35)		—
Credit Suisse	CDX. IG.19	(1.00)%	12/20/2017		900	(13)		(4)		(9)
Credit Suisse	Ericsson LM Telefon AB; 5.38%;	(1.00)%	09/20/2017	EUR	100	(2)		3		(5)
	06/27/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;	(1.00)%	03/20/2018		100	(1)		2		(3)
	06/27/2017
Credit Suisse	Freescale Semiconductor Inc; 8.05%;	(5.00)%	03/20/2018		$550	(3)		27		(30)
	02/01/2020
Credit Suisse	Freescale Semiconductor Inc; 8.05%;	(5.00)%	03/20/2018		750	(4)		36		(40)
	02/01/2020
Credit Suisse	General Mills Inc; 5.7%; 02/15/2017	(1.00)%	06/20/2018		1,400	(46)		(36)		(10)
Credit Suisse	HJ Heinz Co; 6.375%; 07/15/2028	(1.00)%	03/20/2018		1,300	22		41		(19)
Credit Suisse	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(18)		(17)		(1)
Credit Suisse	ITRX.EUR.S	(5.00)%	12/20/2017		600	(103)		(57)		(46)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	09/20/2017		$100	(2)		(1)		(1)
	05/01/2016
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	09/20/2017		100	(4)		(3)		(1)
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		200	(4)		(1)		(3)
Credit Suisse	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	12/20/2017		1,150	(4)		11		(15)
Credit Suisse	Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	(8)		14		(22)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	03/20/2018		350	(39)		(33)		(6)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	03/20/2018		650	(71)		(63)		(8)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	03/20/2018		325	(36)		(31)		(5)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	03/20/2017		100	(1)		—		(1)
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2018	EUR	100	2		2		—
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2017		200	—		7		(7)
Deutsche Bank AG	Boston Scientific Corp; 6.4%;	(1.00)%	09/20/2017		$1,100	(17)		14		(31)
	06/15/2016
Deutsche Bank AG	CDX.20.HY.5	(5.00)%	06/20/2018		1,200	(60)		(75)		15
Deutsche Bank AG	Dell Inc; 7.1%; 04/15/2028	(1.00)%	03/20/2018		1,250	105		166		(61)
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	06/20/2017	EUR	300	7		12		(5)
Deutsche Bank AG	DJ ITRAXX19SEN2	(1.00)%	06/20/2018		200	6		5		1
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	06/20/2017		$100	(3)		(2)		(1)
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	09/20/2017		100	(4)		(3)		(1)
	03/15/2036
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	09/20/2017		100	(3)		(2)		(1)
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	03/20/2017		100	(2)		—		(2)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		89	39		45		(6)
Goldman Sachs & Co	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	03/20/2018		100	(1)		(1)		—
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	09/20/2017		100	(3)		(2)		(1)
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(2)		(1)		(1)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;		(1.00)%	06/20/2017		$100	$(2)			$—	$(2)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;		(1.00)%	09/20/2017		100	(2)			1	(3)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017		(1.00)%	09/20/2017		100	(4)			(3)	(1)
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;		(1.00)%	03/20/2018		100	(2)			(1)	(1)
	04/15/2018
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;		(1.00)%	09/20/2017		100	(2)			—	(2)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012		(1.00)%	09/20/2017		100	(2)			(1)	(1)
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017		(1.00)%	03/20/2018		100	(3)			(3)	—
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014		(1.00)%	06/20/2017	EUR	100	—			8	(8)
JP Morgan Chase	China Government International Bond;		(1.00)%	06/20/2018		$4,500	(32)			(46)	14
	4.25%; 10/28/2014
JP Morgan Chase	DJ ITRAXX16SEN2		(1.00)%	12/20/2016	EUR	200	4			8	(4)
JP Morgan Chase	Lockheed Martin Corp; 7.65%;		(1.00)%	06/20/2017		$100	(2)			(1)	(1)
	05/01/2016
JP Morgan Chase	Mexico Government International		(1.00)%	06/20/2018		4,000	4			(14)	18
	Bond;5.95%; 03/19/2019
JP Morgan Chase	Northrop Grumman Corp; 7.75%;		(1.00)%	06/20/2017		100	(2)			(2)	—
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027		(1.00)%	06/20/2017		100	(2)			(2)	—
JP Morgan Chase	Turkey Government International		(1.00)%	06/20/2018		3,500	51			42	9
	Bond;11.875%; 01/15/2030
Merrill Lynch	Bank of Scotland PLC; 0.50%;		(1.00)%	06/20/2017	EUR	600	(14)			24	(38)
	05/10/2013
Merrill Lynch	CDX.19.IG		(1.00)%	12/20/2017		$975	(13)			(7)	(6)
Merrill Lynch	CDX. IG.19		(1.00)%	12/20/2017		350	(5)			(2)	(3)
Merrill Lynch	Dell Inc; 7.1%; 04/15/2028		(1.00)%	03/20/2018		775	66			79	(13)
Merrill Lynch	Dell Inc; 7.10%; 04/15/2028		(1.00)%	03/20/2018		475	40			47	(7)
Merrill Lynch	Electricite de France SA; 5.63%;		(1.00)%	12/20/2017	EUR	750	(15)			2	(17)
	02/21/2033
Merrill Lynch	ITRX.18.EUR		(5.00)%	12/20/2017		400	(69)			(62)	(7)
Merrill Lynch	ITRX.18.EUR		(5.00)%	12/20/2017		475	(82)			(50)	(32)
Merrill Lynch	ITRX.EUR.S		(5.00)%	06/20/2018		1,000	(176)			(147)	(29)
Merrill Lynch	ITRX.EUR.XOV		(5.00)%	12/20/2017		500	(35)			11	(46)
Merrill Lynch	South Africa Government International		(1.00)%	06/20/2018		$500	22			19	3
	Bond;6.5%; 06/02/2014
Merrill Lynch	Textron Financial Corp; 5.13%;		(1.00)%	03/20/2017		700	(20)			(16)	(4)
	08/15/2014
Merrill Lynch	Westvaco Corp; 7.95%; 02/15/2031		(1.00)%	09/20/2017		200	(2)			2	(4)
UBS AG	DJ ITRAXX9EU 10YR Tranche 22-		(0.25)%	06/20/2018	EUR	1,800	21			12	9
	100
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	03/20/2017		$100	(2)			—	(2)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	09/20/2017		100	(3)			(2)	(1)
Total							$(596		) $	(61)	$(535)

Sell Protection
Counterparty (Issuer)	, Reference Entity	Implied Credit Spread as of May 31 2013(c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)			Unrealized Appreciation/ (Depreciation)
Citigroup Inc	JC Penney Corp Inc;	4.49%	5.00%	06/20/2015		$725	$8	$		(26)	$34
	6.375%; 10/15/2036
Credit Suisse	Boyd Gaming Corp;	5.70%	5.00%	03/20/2018		650	(19)			(82)	63
	7.13%; 02/01/2016
Credit Suisse	Boyd Gaming Corp;	5.70%	5.00%	03/20/2018		525	(16)			(66)	50
	7.13%; 02/01/2016
Credit Suisse	Clear Channel	6.67%	5.00%	03/20/2015		700	(20)			(38)	18
	Communications Inc;
	6.875%; 06/15/2018
Credit Suisse	Energy Future	13.29%	5.00%	06/20/2015		750	(94)			(73)	(21)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of May 31, 2013(c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Energy Future	12.25%	5.00%	06/20/2018		$750	$(80	) $	(78)	$(2)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Total							$(221	) $	(363)	$142

Amounts in thousands

Exchange Cleared Credit Default Swaps

Buy Protection
	Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/ (Depreciation)
	CDX.HY.17.5Y		(5.00)%	12/20/2016		$48	$(3	) $		(1)
	CDX. IG.17.5Y		(1.00)%	12/20/2016		200	(3)			(3)
	CDX.NA.HY.19		(5.00)%	12/20/2017		350	(21)			(22)
	DJ ITRAXX17EU2		(1.00)%	06/20/2017	EUR	10,000	(63)			(68)
	DJ ITRAXX17XOV2		(5.00)%	06/20/2017		300	(27)			(2)
	DJ ITRAXX18EU2		(1.00)%	12/20/2017		600	(2)			(5)
	DJ ITRAXX18XOV2		(5.00)%	12/20/2017		200	(14)			(5)
	DJ ITRAXX19EU2		(1.00)%	06/20/2018		800	1			(9)
Total							$(132	) $		(115)

Sell Protection
	Reference Entity	Implied Credit Spread as of May 31, 2013(c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)		Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.20 5yr	N/A	5.00%	06/20/2018		$925	$44	$		14
	CDX.NA.HY.20 5yr	N/A	5.00%	06/20/2018		275	13			5
	CDX.NA.HY.20 5yr	N/A	5.00%	06/20/2018		2,000	96			27
Total							$153	$		46

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	06/19/2013	13,829,000	$14,224	$13,218	$(1,006)
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	40	(3)
Brazilian Real	Credit Suisse	06/04/2013	2,932,055	1,480	1,369	(111)
Brazilian Real	Credit Suisse	06/17/2013	850,000	414	396	(18)
Brazilian Real	Royal Bank of Scotland PLC	06/19/2013	4,050,000	2,031	1,885	(146)
Brazilian Real	UBS AG	08/02/2013	150,915	75	70	(5)
British Pound Sterling	Credit Suisse	06/21/2013	980,000	1,490	1,489	(1)
British Pound Sterling	Deutsche Bank AG	06/12/2013	180,000	273	274	1
British Pound Sterling	Royal Bank of Scotland PLC	06/19/2013	7,005,000	10,779	10,642	(137)
British Pound Sterling	Royal Bank of Scotland PLC	09/18/2013	130,000	196	197	1
Canadian Dollar	Royal Bank of Scotland PLC	06/04/2013	312,493	307	301	(6)
Canadian Dollar	Royal Bank of Scotland PLC	06/19/2013	14,245,000	14,012	13,737	(275)
Canadian Dollar	Royal Bank of Scotland PLC	06/21/2013	32,646	32	32	—
Chilean Peso	Royal Bank of Scotland PLC	06/19/2013	76,523,000	160	152	(8)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Chinese Renminbi	Barclays Bank PLC	08/05/2013	26,334,495	$4,196	$4,275	$79
Colombian Peso	Royal Bank of Scotland PLC	06/19/2013	110,000,000	61	58	(3)
Czech Koruna	Royal Bank of Scotland PLC	06/19/2013	14,700,000	754	743	(11)
Danish Krone	Royal Bank of Scotland PLC	06/19/2013	430,000	75	75	—
Euro	Bank of New York Mellon	06/28/2013	1,110,711	1,441	1,444	3
Euro	Barclays Bank PLC	06/04/2013	94,000	121	122	1
Euro	Citigroup Inc	06/26/2013	585,000	753	760	7
Euro	Credit Suisse	06/04/2013	200,000	261	260	(1)
Euro	Credit Suisse	07/02/2013	83,000	107	108	1
Euro	Goldman Sachs & Co	06/04/2013	210,000	273	273	—
Euro	JP Morgan Chase	10/11/2013	108,000	141	141	—
Euro	Royal Bank of Scotland PLC	06/19/2013	9,630,000	12,534	12,517	(17)
Euro	Royal Bank of Scotland PLC	09/18/2013	2,573,000	3,329	3,346	17
Hungarian Forint	Royal Bank of Scotland PLC	06/19/2013	1,204,000,000	5,247	5,269	22
Hungarian Forint	Royal Bank of Scotland PLC	09/18/2013	105,000,000	464	456	(8)
Indian Rupee	Royal Bank of Scotland PLC	06/19/2013	177,000,000	3,214	3,125	(89)
Indonesian Rupiah	Royal Bank of Scotland PLC	06/19/2013	2,600,000,000	267	265	(2)
Israeli New Shekel	Royal Bank of Scotland PLC	06/19/2013	10,200,000	2,792	2,766	(26)
Japanese Yen	Credit Suisse	06/10/2013	923,000,000	9,048	9,189	141
Japanese Yen	Deutsche Bank AG	07/18/2013	9,200,000	95	92	(3)
Japanese Yen	Goldman Sachs & Co	07/18/2013	12,100,000	119	121	2
Japanese Yen	Royal Bank of Scotland PLC	06/19/2013	676,300,000	6,867	6,733	(134)
Japanese Yen	Royal Bank of Scotland PLC	09/18/2013	169,263,000	1,671	1,686	15
Malaysian Ringgit	Royal Bank of Scotland PLC	06/19/2013	16,250,000	5,301	5,239	(62)
Malaysian Ringgit	Royal Bank of Scotland PLC	09/18/2013	70,000	22	22	—
Mexican Peso	JP Morgan Chase	09/18/2013	81,613	6	6	—
Mexican Peso	Royal Bank of Scotland PLC	06/19/2013	73,918,000	5,871	5,777	(94)
Mexican Peso	UBS AG	06/27/2013	8,178,499	636	639	3
New Taiwan Dollar	Royal Bank of Scotland PLC	06/19/2013	62,800,000	2,123	2,100	(23)
New Zealand Dollar	Royal Bank of Scotland PLC	06/19/2013	21,722,000	18,025	17,242	(783)
Norwegian Krone	Royal Bank of Scotland PLC	06/19/2013	91,195,000	15,841	15,534	(307)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	06/19/2013	14,000	5	5	—
Philippine Peso	Credit Suisse	06/14/2013	60,000,000	1,470	1,419	(51)
Philippine Peso	Royal Bank of Scotland PLC	06/19/2013	7,000,000	173	166	(7)
Polish Zloty	Royal Bank of Scotland PLC	06/19/2013	18,946,000	5,920	5,756	(164)
Polish Zloty	Royal Bank of Scotland PLC	09/18/2013	90,000	27	27	—
Russian Rouble	JP Morgan Chase	03/12/2014	5,212,550	160	163	3
Russian Rouble	Royal Bank of Scotland PLC	06/19/2013	184,452,000	5,889	5,764	(125)
Russian Rouble	Royal Bank of Scotland PLC	09/18/2013	28,500,000	886	877	(9)
Singapore Dollar	Royal Bank of Scotland PLC	06/19/2013	7,130,000	5,763	5,642	(121)
South African Rand	Royal Bank of Scotland PLC	06/19/2013	15,300,000	1,691	1,518	(173)
South Korean Won	Royal Bank of Scotland PLC	06/19/2013	5,607,757,000	5,092	4,962	(130)
Swedish Krona	Royal Bank of Scotland PLC	06/19/2013	63,726,000	9,924	9,620	(304)
Swiss Franc	Credit Suisse	06/17/2013	1,435,000	1,504	1,501	(3)
Swiss Franc	Royal Bank of Scotland PLC	06/19/2013	2,332,000	2,491	2,439	(52)
Swiss Franc	Royal Bank of Scotland PLC	09/18/2013	135,000	139	141	2
Turkish Lira	Royal Bank of Scotland PLC	06/19/2013	6,433,000	3,526	3,429	(97)
Total						$(4,217)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Credit Suisse	06/28/2013	1,300,000	$1,249	$1,242	$7
Australian Dollar	JP Morgan Chase	07/10/2013	4,123,000	4,040	3,934	106
Australian Dollar	Royal Bank of Scotland PLC	06/19/2013	18,944,000	19,098	18,107	991
Australian Dollar	Royal Bank of Scotland PLC	09/18/2013	1,696,000	1,617	1,610	7
Brazilian Real	Bank of America NA	06/04/2013	514,289	255	240	15
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	40	3
Brazilian Real	Credit Suisse	06/04/2013	302,363	150	141	9
Brazilian Real	Credit Suisse	06/17/2013	850,000	422	396	26
Brazilian Real	Royal Bank of Scotland PLC	06/19/2013	8,097,000	4,024	3,769	255
Brazilian Real	Royal Bank of Scotland PLC	09/18/2013	990,000	466	453	13
Brazilian Real	UBS AG	06/04/2013	2,115,404	1,053	988	65
British Pound Sterling	Barclays Bank PLC	06/12/2013	1,494,000	2,249	2,270	(21)
British Pound Sterling	Credit Suisse	06/04/2013	200,000	304	304	—
British Pound Sterling	Credit Suisse	06/21/2013	980,000	1,489	1,489	—
British Pound Sterling	Credit Suisse	09/04/2013	200,000	304	304	—
British Pound Sterling	JP Morgan Chase	06/12/2013	412,000	614	626	(12)
British Pound Sterling	Royal Bank of Scotland PLC	06/19/2013	11,628,000	17,507	17,665	(158)
British Pound Sterling	Royal Bank of Scotland PLC	09/18/2013	123,000	186	187	(1)
Canadian Dollar	Barclays Bank PLC	06/20/2013	546,000	531	526	5

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Canadian Dollar	Credit Suisse	06/20/2013	13,000	$13	$13	$—
Canadian Dollar	Royal Bank of Scotland PLC	06/04/2013	312,493	310	301	9
Canadian Dollar	Royal Bank of Scotland PLC	06/19/2013	7,980,000	7,788	7,695	93
Canadian Dollar	Royal Bank of Scotland PLC	06/21/2013	238,679	233	230	3
Canadian Dollar	Royal Bank of Scotland PLC	06/28/2013	330,468	332	319	13
Canadian Dollar	Royal Bank of Scotland PLC	08/07/2013	449,115	439	433	6
Canadian Dollar	Royal Bank of Scotland PLC	09/18/2013	823,000	791	792	(1)
Chilean Peso	Credit Suisse	07/03/2013	680,000,000	1,365	1,351	14
Chilean Peso	Royal Bank of Scotland PLC	06/19/2013	10,000,000	20	20	—
Chilean Peso	Royal Bank of Scotland PLC	09/23/2013	20,000,000	40	39	1
Chinese Renminbi	Deutsche Bank AG	08/05/2013	1,371,854	220	223	(3)
Chinese Renminbi	Morgan Stanley & Co	08/05/2013	10,618,366	1,699	1,724	(25)
Chinese Renminbi	UBS AG	08/05/2013	13,169,841	2,109	2,138	(29)
Czech Koruna	Royal Bank of Scotland PLC	06/19/2013	44,700,000	2,246	2,259	(13)
Danish Krone	Royal Bank of Scotland PLC	06/19/2013	1,451,000	255	253	2
Euro	Bank of New York Mellon	06/28/2013	14,888,690	19,290	19,352	(62)
Euro	BNP Paribas	06/04/2013	2,633,000	3,422	3,422	—
Euro	Citigroup Inc	06/11/2013	1,414,000	1,860	1,838	22
Euro	Citigroup Inc	06/25/2013	470,000	604	611	(7)
Euro	Citigroup Inc	06/26/2013	585,000	760	760	—
Euro	Credit Suisse	06/04/2013	679,000	883	883	—
Euro	Credit Suisse	06/06/2013	525,000	688	682	6
Euro	Credit Suisse	06/10/2013	1,147,000	1,503	1,491	12
Euro	Credit Suisse	06/13/2013	710,000	930	923	7
Euro	Credit Suisse	06/28/2013	1,288,000	1,667	1,674	(7)
Euro	Credit Suisse	07/09/2013	1,330,000	1,733	1,729	4
Euro	Deutsche Bank AG	06/14/2013	305,000	395	396	(1)
Euro	Deutsche Bank AG	07/26/2013	1,200,000	1,561	1,560	1
Euro	JP Morgan Chase	06/04/2013	160,000	211	208	3
Euro	JP Morgan Chase	07/02/2013	2,408,000	3,118	3,130	(12)
Euro	JP Morgan Chase	10/11/2013	108,000	131	140	(9)
Euro	Royal Bank of Scotland PLC	06/10/2013	12,959	17	17	—
Euro	Royal Bank of Scotland PLC	06/19/2013	11,896,047	15,443	15,462	(19)
Euro	Royal Bank of Scotland PLC	09/06/2013	285,740	374	372	2
Euro	Royal Bank of Scotland PLC	04/07/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	29	29	—
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	29	29	—
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	12	—
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Euro	UBS AG	06/14/2013	1,900,000	2,406	2,470	(64)
Hong Kong Dollar	Royal Bank of Scotland PLC	06/19/2013	6,831,000	881	880	1
Hungarian Forint	JP Morgan Chase	08/13/2013	187,071,498	814	814	—
Hungarian Forint	Royal Bank of Scotland PLC	06/19/2013	586,000,000	2,502	2,564	(62)
Indian Rupee	Royal Bank of Scotland PLC	06/19/2013	156,257,000	2,830	2,758	72
Indian Rupee	Royal Bank of Scotland PLC	09/18/2013	10,000,000	175	174	1
Indonesian Rupiah	Royal Bank of Scotland PLC	06/19/2013	3,910,962,000	400	399	1
Israeli New Shekel	Royal Bank of Scotland PLC	06/19/2013	6,280,000	1,691	1,703	(12)
Japanese Yen	Barclays Bank PLC	07/18/2013	25,500,000	258	254	4
Japanese Yen	Credit Suisse	06/10/2013	1,226,100,000	12,481	12,206	275
Japanese Yen	Credit Suisse	06/19/2013	51,255,000	518	510	8
Japanese Yen	Goldman Sachs & Co	06/19/2013	182,792,000	1,786	1,820	(34)
Japanese Yen	Royal Bank of Scotland PLC	06/19/2013	1,952,248,000	20,558	19,437	1,121
Japanese Yen	Royal Bank of Scotland PLC	09/18/2013	26,038,000	256	259	(3)
Japanese Yen	State Street Financial	06/19/2013	3,292,066,000	33,373	32,776	597
Japanese Yen	UBS AG	06/18/2013	114,332,000	1,158	1,138	20
Japanese Yen	UBS AG	06/19/2013	50,000,000	492	498	(6)
Malaysian Ringgit	Royal Bank of Scotland PLC	06/19/2013	1,051,000	344	339	5
Mexican Peso	Bank of America NA	06/27/2013	2,670,749	217	209	8
Mexican Peso	JP Morgan Chase	06/27/2013	2,914,353	237	228	9
Mexican Peso	Royal Bank of Scotland PLC	06/19/2013	40,907,000	3,323	3,197	126
Mexican Peso	Royal Bank of Scotland PLC	09/18/2013	1,400,000	110	109	1
Mexican Peso	UBS AG	06/27/2013	2,593,397	210	202	8
New Taiwan Dollar	Royal Bank of Scotland PLC	06/19/2013	44,818,000	1,506	1,498	8
New Zealand Dollar	Credit Suisse	06/28/2013	855,000	693	678	15
New Zealand Dollar	Royal Bank of Scotland PLC	06/19/2013	9,165,000	7,555	7,275	280
New Zealand Dollar	Royal Bank of Scotland PLC	09/18/2013	79,000	63	62	1
New Zealand Dollar	UBS AG	07/10/2013	110,000	90	87	3
Norwegian Krone	Royal Bank of Scotland PLC	06/19/2013	61,137,000	10,487	10,414	73

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Norwegian Krone	Royal Bank of Scotland PLC	09/18/2013	3,060,000	$517	$520	$(3)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	06/19/2013	65,000	25	24	1
Philippine Peso	Credit Suisse	06/14/2013	60,000,000	1,422	1,419	3
Philippine Peso	Royal Bank of Scotland PLC	06/19/2013	101,100,000	2,478	2,394	84
Philippine Peso	Royal Bank of Scotland PLC	09/18/2013	2,000,000	47	47	—
Polish Zloty	Royal Bank of Scotland PLC	06/19/2013	1,734,000	538	527	11
Russian Rouble	Bank of America NA	10/07/2013	1,851,275	57	57	—
Russian Rouble	Credit Suisse	03/12/2014	1,725,945	53	52	1
Russian Rouble	Royal Bank of Scotland PLC	06/19/2013	215,403,000	6,795	6,731	64
Russian Rouble	Royal Bank of Scotland PLC	09/18/2013	100,000	3	3	—
Russian Rouble	UBS AG	03/12/2014	3,477,000	107	106	1
Singapore Dollar	Royal Bank of Scotland PLC	06/19/2013	13,370,000	10,719	10,580	139
Singapore Dollar	Royal Bank of Scotland PLC	09/18/2013	1,190,000	938	942	(4)
South African Rand	Royal Bank of Scotland PLC	06/19/2013	66,493,000	7,147	6,598	549
South African Rand	Royal Bank of Scotland PLC	09/18/2013	1,100,000	111	108	3
South Korean Won	Royal Bank of Scotland PLC	06/19/2013	2,582,725,000	2,274	2,285	(11)
South Korean Won	Royal Bank of Scotland PLC	09/23/2013	80,000,000	71	71	—
Swedish Krona	Royal Bank of Scotland PLC	06/19/2013	50,121,000	7,664	7,566	98
Swedish Krona	Royal Bank of Scotland PLC	09/18/2013	11,522,000	1,720	1,736	(16)
Swiss Franc	Credit Suisse	06/13/2013	105,000	112	110	2
Swiss Franc	Credit Suisse	06/17/2013	2,890,000	2,989	3,023	(34)
Swiss Franc	Royal Bank of Scotland PLC	06/19/2013	10,066,000	10,668	10,530	138
Swiss Franc	Royal Bank of Scotland PLC	09/18/2013	62,000	64	65	(1)
Thai Baht	Royal Bank of Scotland PLC	06/19/2013	5,680,000	191	188	3
Turkish Lira	Credit Suisse	10/09/2013	1,273,318	690	669	21
Turkish Lira	Royal Bank of Scotland PLC	06/19/2013	12,615,000	6,919	6,725	194
Turkish Lira	Royal Bank of Scotland PLC	09/18/2013	240,000	127	126	1
Total						$5,020

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; December 2013	Short	13	$3,398	$3,398	$—
3 Month Euro Swiss; September 2013	Short	17	4,444	4,444	—
90 Day Eurodollar; December 2013	Long	65	16,195	16,191	(4)
90 Day Eurodollar; December 2014	Short	5	1,242	1,242	—
90 Day Eurodollar; December 2015	Long	32	7,925	7,904	(21)
90 Day Eurodollar; June 2014	Short	7	1,742	1,742	—
90 Day Eurodollar; March 2014	Long	34	8,469	8,464	(5)
90 Day Eurodollar; March 2015	Short	5	1,242	1,241	1
90 Day Eurodollar; September 2013	Long	114	28,409	28,410	1
90 Day Eurodollar; September 2014	Short	7	1,740	1,740	—
90 Day Short Sterling; December 2013	Short	169	31,952	31,927	25
90 Day Short Sterling; December 2014	Long	3	567	566	(1)
90 Day Short Sterling; June 2014	Short	1	189	189	—
90 Day Short Sterling; March 2014	Short	96	18,149	18,131	18
90 Day Short Sterling; March 2015	Long	6	1,134	1,131	(3)
90 Day Short Sterling; September 2013	Short	334	63,132	63,112	20
90 Day Short Sterling; September 2014	Long	1	189	189	—
AEX Index; June 2013	Long	3	281	283	2
Aussie Bank Bill; December 2013	Short	4	3,801	3,804	(3)
Aussie Bank Bill; March 2014	Short	3	2,850	2,853	(3)
Aussie Bank Bill; September 2013	Short	7	6,652	6,656	(4)
Australia 10 Year Bond; June 2013	Short	7	817	819	(2)
Australia 3 Year Bond; June 2013	Short	7	734	735	(1)
CAC40 Index; June 2013	Long	42	2,143	2,151	8
Canadian Bank Acceptance; December 2013	Short	10	2,379	2,379	—
Canadian Bank Acceptance; September 2013	Short	33	7,852	7,854	(2)
DAX Index; June 2013	Long	4	1,078	1,087	9
DJ Euro Stoxx 50; June 2013	Long	43	1,439	1,550	111
E-Mini DJIA Index; June 2013	Long	11	794	830	36
Euribor; December 2013	Long	39	12,643	12,643	—
Euribor; December 2014	Long	19	6,148	6,146	(2)
Euribor; June 2014	Long	17	5,507	5,506	(1)
Euribor; March 2014	Long	43	13,935	13,934	(1)
Euribor; March 2015	Long	19	6,145	6,142	(3)
Euribor; September 2013	Long	103	33,396	33,402	6
Euribor; September 2014	Long	18	5,828	5,827	(1)
Euro-OAT 10 Year; June 2013	Short	64	11,165	11,411	(246)
FTSE/MIB Index Future; June 2013	Short	8	801	896	(95)
FTSE100 Index; June 2013	Long	25	2,449	2,497	48
Hang Seng Index; June 2013	Long	3	429	428	(1)
HSCEI China Index; June 2013	Long	22	1,477	1,465	(12)
IBEX 35 Index; June 2013	Long	8	880	865	(15)
Japan Topix Index; June 2013	Short	286	33,451	32,243	1,208
Japan Topix Index; June 2013	Long	20	2,270	2,255	(15)
KOSPI 200 Index; June 2013	Short	9	1,012	1,045	(33)
Mini Japan 10 Year Bond; June 2013	Short	143	20,466	20,289	177
MSCI Singapore Index; June 2013	Long	14	844	817	(27)
MSCI Taiwan Index; June 2013	Short	3	90	89	1
Nasdaq 100 E-Mini; June 2013	Long	12	688	715	27
Nikkei 225 Future; June 2013	Long	5	712	682	(30)
Russell 2000 Mini; June 2013	Short	16	1,586	1,570	16
Russell 2000 Mini; June 2013	Short	49	4,596	4,808	(212)
S&P 500 Emini; June 2013	Short	15	1,163	1,222	(59)
S&P 500 Emini; June 2013	Short	205	16,405	16,697	(292)
S&P 500 Emini; June 2013	Short	75	5,799	6,109	(310)
S&P 500 Emini; June 2013	Short	522	40,463	42,517	(2,054)
S&P Mid 400 Emini; June 2013	Long	5	566	592	26
S&P Mid 400 Emini; June 2013	Short	61	6,890	7,219	(329)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Futures Contracts (continued)

Type			Long/Short	Contracts		Notional Value		Fair Value	Unrealized Appreciation/(Depreciation)
S&P/TSE 60 Index; June 2013			Long		4		$554	$560	$6
SGX CNX Nifty Index; June 2013			Short		88		1,055	1,054	1
South Africa All Share Index; June 2013			Long		42		1,506	1,572	66
SPI 200 Index; June 2013			Long		1		124	118	(6)
US 10 Year Note; June 2013			Short		30		3,939	3,908	31
US 10 Year Note; September 2013			Short		70		9,156	9,045	111
US 10 Year Note; September 2013			Short		24		3,107	3,101	6
US Long Bond; June 2013			Long		4		573	564	(9)
US Long Bond; September 2013			Short		5		703	700	3
Total									$(1,838)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017	BRL	1,000	$(9)	$(3)	$(6)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017		1,300	(13)	2	(15)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.16%	01/02/2015		400	(1)	—	(1)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017		3,600	(10)	9	(19)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.44%	01/02/2015		1,100	2	5	(3)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	03/15/2018	AUD	3,100	187	12	175
	BBSW
Barclays Bank PLC Brazil Cetip		Pay	7.92%	01/02/2015	BRL	6,000	(27)	(1)	(26)
	Interbank Deposit
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000	(11)	(29)	18
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	BRL	100	(1)	—	(1)
	Interbank Deposit
Credit Suisse	Brazil Cetip	Pay	8.50%	01/02/2017		700	(7)	—	(7)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100	—	—	—
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,300	(62)	—	(62)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(9)	(3)	(6)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	7.62%	01/02/2015		1,800	(12)	(3)	(9)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	7.55%	01/02/2015		300	(2)	(1)	(1)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200	(3)	—	(3)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.15%	01/02/2015		500	(1)	—	(1)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	01/02/2017		1,300	(9)	1	(10)
Co	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	7.89%	01/02/2015		1,100	(5)	—	(5)
	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	9.01%	01/02/2017		3,500	(5)	29	(34)
	Interbank Deposit
UBS AG	6 Month AUD Bank	Pay	4.75%	12/14/2017	AUD	800	49	3	46
	Bill
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017		800	47	4	43
	BBSW
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000	(10)	—	(10)
	Interbank Deposit
Total							$88	$25	$63

Amounts in thousands

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount			Fair Value			UnrealizedAppreciation/(Depreciation)
	3 Month CAD Bank	Pay	2.50%	12/18/2023	CAD	1,200			$(18	) $		(15)
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000			16			16
	Bill
	3 Month CAD Bank	Pay	2.63%	09/16/2043		500			37			25
	Bill
	3 Month LIBOR	Pay	1.40%	03/20/2018		$3,500			(38)			(38)
	3 Month LIBOR	Pay	3.00%	06/20/2023		2,800			(72)			(38)
	3 Month LIBOR	Pay	2.00%	06/19/2023		4,400		143				72
	3 Month LIBOR	Pay	0.75%	06/19/2017		27,800		239				38
	3 Month LIBOR	Pay	1.92%	05/01/2023		400		15				15
	6 Month AUD BBR	Pay	4.25%	03/15/2023	AUD	200		5				5
	BBSW
	6 Month AUD BBR	Pay	4.00%	03/15/2023		100		1				1
	BBSW
	6 Month AUD BBR	Pay	3.50%	03/15/2023		100			(3)			(1)
	BBSW
	6 Month AUD BBR	Pay	3.75%	03/15/2023		800			(11)			(6)
	BBSW
	6 Month EURIBOR	Pay	2.00%	09/18/2023	EUR	4,200			(93)			(36)
	6 Month JPY	Pay	1.00%	09/18/2023	JPY	400,000		34				78
	LIBOR
	6 Month JPY	Pay	2.00%	12/21/2041		50,000			(11)			40
	LIBOR
Total								$244		$		156

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount		Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	0.95%		06/11/2013		$2,200	$2		$—	$(2)
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.00%		03/12/2024		800	2		2	—
Rate Swap		LIBOR
Total									$4		$2	$(2)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount		Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Call - 10 Year	Barclays Bank PLC	3 Month	Receive	1.80%		07/30/2013		$400	$(2)		$(1)	$1
Interest Rate Swap		LIBOR
Call - 10 Year	Deutsche Bank AG	3 Month	Receive	1.80%		07/30/2013		500	(1)		—	1
Interest Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.65%		07/30/2013		400	(3)		(2)	1
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.65%		07/30/2013		500	(3)		(3)	—
Rate Swap		LIBOR
Put - 2 Year Interest	Bank of America NA	6 Month	Receive	1.15%		07/25/2013	EUR	1,900	(4)		—	4
Rate Swap		EURIBOR
Put - 2 Year Interest	Barclays Bank PLC	6 Month	Receive	1.15%		07/25/2013		500	(1)		—	1
Rate Swap		EURIBOR
Put - 2 Year Interest	Credit Suisse	6 Month	Receive	1.15%		07/25/2013		1,000	(2)		—	2
Rate Swap		EURIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.25%		09/04/2013		$400	(1)		(6)	(5)
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	1.70%		07/25/2013	EUR	1,300	(7)		—	7
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.35%		06/11/2013		$2,200	(5)		(2)	3
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	6 Month	Receive	1.70%		07/25/2013	EUR	900	(5)		—	5
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.25%		09/04/2013		$300	(1)		(5)	(4)
Rate Swap		LIBOR

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Interest Rate Swaptions (continued)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.40%	09/04/2013	$4,500	$(14)	$(30	) $	(16)
Rate Swap	LIBOR
Put - 5 Year Interest Goldman Sachs & Co 3 Month	Receive	1.50%	10/28/2013	10,800	(30)	(91)	(61)
Rate Swap	LIBOR
Total	$(79)	$(140	) $	(61)

Amounts in thousands

Options

Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - USD versus CNY	$6.42	09/12/2013	400,000	$4	$	—	$(4)
Call - USD versus CNY	$6.42	09/12/2013	300,000	3	—	(3)
Call - USD versus CNY	$6.41	02/27/2014	665,000	2	2	—
Call - USD versus CNY	$6.39	04/10/2014	700,000	3	4	1
Call - USD versus CNY	$6.40	01/15/2014	2,000,000	9	6	(3)
Call - USD versus CNY	$6.55	10/14/2013	500,000	3	—	(3)
Call - USD versus CNY	$6.41	02/27/2014	458,000	2	2	—
Call - USD versus CNY	$6.39	04/10/2014	700,000	3	4	1
Call - USD versus CNY	$6.24	05/19/2014	1,129,000	11	14	3
Put - Financial Select Sector SPDR Fund	$17 .00	06/24/2013	3,915	79	7	(72)
Put - iShares MSCI Emerging Markets	$42 .50	07/22/2013	205	23	41	18
Index Fund
Put - iShares MSCI Emerging Markets	07/22/2013	544	47	63	16
Index Fund
Put - iShares Russell 2000 Index Fund	$88 .00	07/22/2013	338	104	18	(86)
Put - Knight Capital Group Inc	$5.00	07/22/2013	3	1	1	—
Put - Knight Capital Group Inc	$4.00	07/22/2013	7	1	1	—
Put - S&P 500 Index	$1,350 .00	06/23/2014	685	4,710	2,784	(1,926)
Put - SPDR S&P 500 ETF Trust	$157 .00	08/19/2013	285	69	69	—
Put - SPDR S&P Homebuilders ETF	$30 .00	07/22/2013	767	59	56	(3)
Put - Sprint Nextel Corp	$10 .00	01/20/2014	116	60	36	(24)
Put - USD versus BRL	$1.96	02/14/2014	172,000	2	—	(2)
Put - USD versus BRL	$1.96	02/14/2014	172,000	2	—	(2)
Put - USD versus BRL	$1.96	02/14/2014	200,000	3	1	(2)
Put - USD versus BRL	$1.96	02/14/2014	600,000	8	1	(7)
Put - USD versus CNY	$6.24	05/19/2014	1,129,000	11	10	(1)
Put - USD versus CNY	$6.42	09/12/2013	400,000	4	15	11
Put - USD versus CNY	$6.42	09/12/2013	300,000	3	11	8
Put - USD versus INR	$53 .50	03/03/2014	219,000	3	1	(2)
Put - USD versus INR	$53 .00	09/03/2013	219,000	2	—	(2)
Put - USD versus JPY	$93 .10	07/18/2013	11,800,000	99	15	(84)
Put - USD versus RUB	$30 .00	02/14/2014	600,000	8	2	(6)
Put - USD versus RUB	$30 .00	02/14/2014	1,100,000	15	4	(11)
Total	$5,353	$3,168	$(2,185)

Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - Dell Inc	$13 .00	08/19/2013	34	$(3)	$	(3)	$—
Call - Sprint Nextel Corp	$7.00	06/24/2013	131	(5)	(6)	(1)
Call - Clearwire Corp	$4.00	12/23/2013	301	(2)	(23)	(21)
Call - Clearwire Corp	$3.00	09/23/2013	269	(11)	(43)	(32)
Call - HJ Heinz Co	$75 .00	09/23/2013	102	(1)	(1)	—
Call - Knight Capital Group Inc	$4.00	07/22/2013	7	—	—	—
Call - Knight Capital Group Inc	$5.00	07/22/2013	3	—	—	—
Call - S&P 500 Index	$1,600 .00	06/24/2013	210	(394)	(892)	(498)
Call - Sprint Nextel Corp	$10 .00	01/20/2014	116	(1)	(1)	—
Put - S&P 500 Index	$1,200 .00	06/23/2014	685	(2,497)	(1,486)	1,011
Put - USD versus JPY	$87 .90	06/21/2013	400,000	(1)	—	1
Total	$(2,915)	$(2,455)	$460

Amounts in thousands except contracts

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Credit Default Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - 5 Year Credit	Bank of America	CDX.HY.20 5Y	Buy	100.50%	09/19/2013	$700	$10	$8		$(2)
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX.HY.20 5Y	Buy	100.50%	09/19/2013	400	6	4		(2)
Default Swap
Total							$16	$12		$(4)
Written Swaptions Outstanding	Counterparty (Issuer)	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - 5 Year Credit	Bank of America	CDX. IG.20 5Y	Sell	1.00%	09/19/2013	$2,000	$(5)	$(5)		$–
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG.20 5Y	Sell	1.00%	09/19/2013	1,500	(5)	(4)		1
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX. IG.20 5Y	Sell	1.00%	09/19/2013	2,000	(6)	(4)		2
Default Swap
Total							$(16)	$(13	) $	3

Amounts in thousands

Total Return Swaps

Counterparty (Issuer)		Reference Entity			Expiration Date		Notional Value	Unrealized Appreciation/(Depreciation)
Bank of America NA		Canada 10 Year Bond Future; September 2013				09/30/2013		$3,046		$(25)
Bank of America NA		Euro 30 Year Bond Future; June 2013				06/07/2013		176		(5)
Bank of America NA		Euro Bund 10 Year Bund Future; June 2013				06/07/2013		4,093		(16)
Bank of America NA		Euro-Bobl 5 Year Future; June 2013				06/07/2013		3,112		(7)
Bank of America NA		Euro-Schatz 2 Year Future; June 2013				06/07/2013		1,736		—
Bank of America NA		UK 10 Year Gilt Future; September 2013				09/30/2013		(11,165)		127
Bank of America NA		US 10 Year Note Future; September 2013				09/30/2013		17,598		(24)
Bank of America NA		US 2 Year Note Future; September 2013				10/03/2013		(3,523)		1
Bank of America NA		US 5 Year Note; September 2013				10/03/2013		(490)		1
Bank of America NA		US Long Bond Future; September 2013				09/30/2013		(420)		1
Morgan Stanley & Co		Bovespa Index Future; June 2013				06/13/2013		(1,764)		22
Morgan Stanley & Co		HSCEI China Index; June 2013				06/28/2013		202		(2)
Morgan Stanley & Co		MSCI Taiwan Index; June 2013				06/27/2013		475		(3)
Morgan Stanley & Co		RTS Index Future; June 2013				06/18/2013		1,218		(129)
Morgan Stanley & Co		Swiss Market Index Future; June 2013				06/24/2013		(827)		(13)
Total										$(72)

Amounts in thousands

Total Return Equity Basket Swaps

Counterparty	Fund Pays		Fund Receives			Expiration Date	Fair Value	Unrealized Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			01/20/2014		$628 $		483
	month LIBOR plus 0.40%		long and short securities traded in
				GBP
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			09/20/2013		386		155
	week EUR LIBOR plus		long and short French securities
	0.40%
Total							$1,014	$		638

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (26.10)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Advertising - (0.02)%				Banks - (1.00)%
Lamar Advertising Co (a)	4,100	$192		Aozora Bank Ltd	11,770		$34
Omnicom Group Inc	100	6		Bank of America Corp	15,900		217
		$198		Bank of Hawaii Corp	800		40
				Bank of New York Mellon Corp/The	1,100		33
Aerospace & Defense - (0.32)%				BB&T Corp	500		17
B/E Aerospace Inc (a)	15,552	986
				CapitalSource Inc	3,200		30
Boeing Co/The	9,030	894		City National Corp/CA	500		31
Finmeccanica SpA (a)	37,030	205
				Comerica Inc	28,176		1,113
L-3 Communications Holdings Inc	1,562	133		Commerzbank AG (a)	8,540		88
Rockwell Collins Inc	4,300	278		Credit Suisse Group AG (a)	18,882		558
Triumph Group Inc	1,400	109		Cullen/Frost Bankers Inc	900		58
United Technologies Corp	400	38		First Horizon National Corp	17,600		202
		$2,643		FirstMerit Corp	35,914		678
Agriculture - (0.06)%				Hancock Holding Co	22,513		643
Archer-Daniels-Midland Co	13,965	450		M&T Bank Corp	7,627		800
Lorillard Inc	100	4		PacWest Bancorp	17,818		514
Philip Morris International Inc	900	82		PNC Financial Services Group Inc/The	6,113		438
Universal Corp/VA	400	24		Prosperity Bancshares Inc	600		30
		$560		Regions Financial Corp	63,256		578
				Shinsei Bank Ltd	1,000		2
Airlines - (0.06)%				Signature Bank/New York NY (a)	900		70
JetBlue Airways Corp (a)	54,623	339		Sumitomo Mitsui Trust Holdings Inc	15,000		61
United Continental Holdings Inc (a)	4,800	156		Suruga Bank Ltd	6,000		90
		$495		SVB Financial Group (a)	2,800		217
Apparel - (0.66)%				Svenska Handelsbanken AB	3,660		157
Asics Corp	9,919	153		Synovus Financial Corp	151,800		416
Coach Inc	34,142	1,989		TCF Financial Corp	11,100		160
				UBS AG (a)	7,635		134
Deckers Outdoor Corp (a)	4,700	252
Hanesbrands Inc	3,900	194		Valley National Bancorp	5,900		55
Hugo Boss AG	332	37		Webster Financial Corp	400		9
Nike Inc	14,940	921		Westamerica Bancorporation	8,688		391
Ralph Lauren Corp	4,023	704		Zions Bancorporation	20,400		572
Tod's SpA	897	128					$8,436
Under Armour Inc (a)	13,269	823		Beverages - (0.19)%
VF Corp	1,390	256		Beam Inc	100		7
Wolverine World Wide Inc	300	16		Coca-Cola Co/The	7,400		296
		$5,473		Green Mountain Coffee Roasters Inc (a)	9,900		724
Automobile Manufacturers - (0.23)%				Heineken NV	227		16
				Monster Beverage Corp (a)	7,420		405
Bayerische Motoren Werke AG	2,085	198
Daimler AG	3,623	230		PepsiCo Inc	1,400		113
Fiat Industrial SpA	7,845	90		Sapporo Holdings Ltd	629		2
Ford Motor Co	13,039	204					$1,563
Honda Motor Co Ltd	4,100	152		Biotechnology - (0.60)%
Mazda Motor Corp (a)	17,600	68		Celgene Corp (a)	200		25
Navistar International Corp (a)	5,700	205		Cubist Pharmaceuticals Inc (a)	2,300		126
Nissan Motor Co Ltd	32,000	346		Exelixis Inc (a)	31,071		150
Scania AB	4,987	111		Gilead Sciences Inc (a)	44,345		2,416
Toyota Motor Corp	3,700	216		Novozymes A/S	9,284		322
Volvo AB - B Shares	4,022	59		Regeneron Pharmaceuticals Inc (a)	6,939		1,679
		$1,879		United Therapeutics Corp (a)	800		53
				Vertex Pharmaceuticals Inc (a)	3,515		282
Automobile Parts & Equipment - (0.34)%
BorgWarner Inc (a)	8,791	712					$5,053
Continental AG	176	23		Building Materials - (0.36)%
Dana Holding Corp	7,300	138		Asahi Glass Co Ltd	18,000		128
Johnson Controls Inc	28,621	1,070		Cemex SAB de CV ADR(a)	60,878		700
NGK Insulators Ltd	11,000	137		Daikin Industries Ltd	3,500		152
NOK Corp	1,400	22		Eagle Materials Inc	300		22
Nokian Renkaat OYJ	9,451	394		Fortune Brands Home & Security Inc	6,562		278
Pirelli & C. SpA	12,192	140		Geberit AG	215		54
Sumitomo Rubber Industries Ltd	2,300	36		Holcim Ltd (a)	512		40
Tenneco Inc (a)	2,200	98		LIXIL Group Corp	8,600		205
Toyota Industries Corp	1,400	55		Martin Marietta Materials Inc	4,790		522
		$2,825		Masco Corp	400		8
				Nippon Sheet Glass Co Ltd (a)	24,000		25

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Building Materials (continued)				Commercial Services (continued)
Owens Corning Inc (a)	8,200	$358		Robert Half International Inc	4,379		$152
Rinnai Corp	1,200	95		SAIC Inc	14,753		214
Taiheiyo Cement Corp	101,077	291		Sotheby's	4,700		175
TOTO Ltd	7,000	72		Strayer Education Inc	2,400		128
		$2,950		Towers Watson & Co	14,162		1,100
				Western Union Co/The	55,463		909
Chemicals - (0.69)%							$11,918
Air Products & Chemicals Inc	1,000	94
Air Water Inc	1,000	14		Computers - (0.78)%
Airgas Inc	100	10		Accenture PLC - Class A	4,498		369
Ashland Inc	2,200	196		Apple Inc	1,400		630
BASF SE	1,297	126		CACI International Inc (a)	1,700		109
Clariant AG (a)	17,462	252		Cadence Design Systems Inc (a)	44,759		677
Dow Chemical Co/The	12,100	417		Cognizant Technology Solutions Corp (a)	2,900		188
Eastman Chemical Co	6,165	442		Dell Inc	22,300		298
Ecolab Inc	6,021	509		EMC Corp/MA	4,800		119
EI du Pont de Nemours & Co	10,920	609		Hewlett-Packard Co	30,574		746
Givaudan SA (a)	147	189		IHS Inc (a)	1,000		105
International Flavors & Fragrances Inc	800	64		International Business Machines Corp	500		104
Intrepid Potash Inc	12,600	237		Lexmark International Inc	2,900		88
JSR Corp	800	15		MICROS Systems Inc (a)	3,200		135
K+S AG	8,991	379		NetApp Inc	4,262		160
Kansai Paint Co Ltd	6,000	77		NTT Data Corp	19		64
Kuraray Co Ltd	300	4		SanDisk Corp (a)	22,620		1,335
Linde AG	121	23		Seagate Technology PLC	5,930		255
Mitsubishi Chemical Holdings Corp	3,000	14		TDK Corp	6,800		258
Mitsubishi Gas Chemical Co Inc	14,000	99		Teradata Corp (a)	2,500		139
Mitsui Chemicals Inc	12,216	27		Western Digital Corp	11,351		719
Mosaic Co/The	14,470	880					$6,498
Nissan Chemical Industries Ltd	900	11
Praxair Inc	800	92		Consumer Products - (0.05)%
Showa Denko KK	62,966	96		Husqvarna AB	14,751		84
Sigma-Aldrich Corp	400	34		Scotts Miracle-Gro Co/The	6,821		322
Sumitomo Chemical Co Ltd	102,033	321					$406
Symrise AG	2,573	105		Cosmetics & Personal Care - (0.14)%
Taiyo Nippon Sanso Corp	25,935	180		Avon Products Inc	30,108		710
Valspar Corp/The	4,590	329		Estee Lauder Cos Inc/The	4,552		308
Zeon Corp	2,000	20		Oriflame Cosmetics SA	953		32
		$5,865		Shiseido Co Ltd	2,200		31
Coal - (0.14)%				Unicharm Corp	2,200		123
Arch Coal Inc	69,400	358					$1,204
Consol Energy Inc	17,100	593		Distribution & Wholesale - (0.49)%
Peabody Energy Corp	1,000	20		Fastenal Co	31,256		1,631
Walter Energy Inc	10,078	172		Fossil Inc (a)	4,711		500
		$1,143		Genuine Parts Co	2,025		157
				LKQ Corp (a)	600		15
Commercial Services - (1.43)%
Abertis Infraestructuras SA	6,244	112		Watsco Inc	1,100		96
				WESCO International Inc (a)	2,400		178
Adecco SA (a)	1,089	61
Alliance Data Systems Corp (a)	1,400	248		WW Grainger Inc	5,977		1,539
Apollo Group Inc (a)	10,200	204					$4,116
Atlantia SpA	10,134	172		Diversified Financial Services - (1.09)%
Avis Budget Group Inc (a)	37,308	1,237		Acom Co Ltd (a)	1,690		60
DeVry Inc	7,700	241		AEON Financial Service Co Ltd	2,400		64
FTI Consulting Inc (a)	6,700	255		Affiliated Managers Group Inc (a)	2,197		360
H&R Block Inc	14,392	421		American Express Co	3,700		280
Hertz Global Holdings Inc (a)	149,330	3,857		BlackRock Inc	2,682		749
Iron Mountain Inc	3,165	113		CBOE Holdings Inc	10,985		441
Manpowergroup Inc	7,318	419		Charles Schwab Corp/The	70,013		1,390
Monro Muffler Brake Inc	4,165	196		E*Trade Financial Corp (a)	8,100		94
Monster Worldwide Inc (a)	34,500	191		Eaton Vance Corp	5,035		209
Moody's Corp	8,250	548		Federated Investors Inc	900		25
Paychex Inc	100	4		Financial Engines Inc	14,351		619
Quanta Services Inc (a)	24,532	696		Franklin Resources Inc	4,266		661
Randstad Holding NV	3,778	162		Greenhill & Co Inc	6,610		329
Rent-A-Center Inc/TX	2,800	103		IntercontinentalExchange Inc (a)	4,127		707

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Julius Baer Group Ltd (a)	5,520	$218		Ibiden Co Ltd	3,800		$59
Legg Mason Inc	8,400	294		Mettler-Toledo International Inc (a)	600		131
MarketAxess Holdings Inc	9,758	423		Minebea Co Ltd	54,263		194
Stifel Financial Corp (a)	3,600	130		Murata Manufacturing Co Ltd	4,675		353
T Rowe Price Group Inc	13,685	1,038		Nippon Electric Glass Co Ltd	10,000		51
Virtus Investment Partners Inc (a)	2,282	529		Sensata Technologies Holding NV (a)	3,700		130
Visa Inc	700	125		Trimble Navigation Ltd (a)	2,400		67
Waddell & Reed Financial Inc	6,509	300		Woodward Inc	3,900		153
		$9,045		Yaskawa Electric Corp	19,900		241
Electric - (0.70)%							$3,160
A2A SpA	223,404	188		Engineering & Construction - (0.23)%
AES Corp/VA	62,519	762		Acciona SA	6,328		394
Black Hills Corp	4,100	195		ACS Actividades de Construccion y Servicios	2,619		73
CH Energy Group Inc	2,144	139		SA
Chugoku Electric Power Co Inc/The	3,900	53		Aker Solutions ASA	2,598		38
CMS Energy Corp	800	22		Fluor Corp	6,549		414
Dominion Resources Inc/VA	6,300	356		Fraport AG Frankfurt Airport Services	2,934		173
Edison International	4,170	192		Worldwide
Electric Power Development Co Ltd	2,600	82		Jacobs Engineering Group Inc (a)	13,772		785
Exelon Corp	34,105	1,069		Royal Imtech NV (a)	5,537		67
FirstEnergy Corp	700	27		URS Corp	400		19
Great Plains Energy Inc	1,900	43					$1,963
Hawaiian Electric Industries Inc	900	23
Hokkaido Electric Power Co Inc	3,000	39		Entertainment - (0.10)%
				Bally Technologies Inc (a)	3,400		193
Hokuriku Electric Power Co	4,000	54
ITC Holdings Corp	1,200	104		Dolby Laboratories Inc	1,200		42
				DreamWorks Animation SKG Inc (a)	5,600		123
Kansai Electric Power Co Inc/The	1,300	15
Kyushu Electric Power Co Inc	7,600	104		International Game Technology	21,753		389
MDU Resources Group Inc	1,800	46		Oriental Land Co Ltd/Japan	100		14
				Penn National Gaming Inc (a)	700		38
National Fuel Gas Co	2,796	171
NextEra Energy Inc	1,252	95		Vail Resorts Inc	1,000		64
Northeast Utilities	7,002	292					$863
NorthWestern Corp	4,864	200		Environmental Control - (0.07)%
NRG Energy Inc	17,868	456		Calgon Carbon Corp (a)	23,493		424
OGE Energy Corp	3,352	227		Clean Harbors Inc (a)	800		46
Pepco Holdings Inc	300	6		Darling International Inc (a)	600		12
PPL Corp	9,350	278		Kurita Water Industries Ltd	700		15
Red Electrica Corp SA	143	8		Republic Services Inc	1,400		48
RWE AG	2,392	82		Stericycle Inc (a)	700		77
SCANA Corp	200	10		Waste Connections Inc	800		32
Shikoku Electric Power Co Inc	15,000	244		Waste Management Inc	100		4
Southern Co/The	3,100	136					$658
TECO Energy Inc	800	14
Terna Rete Elettrica Nazionale SpA	12,737	56		Food - (0.46)%
Westar Energy Inc	2,400	76		Campbell Soup Co	2,300		99
		$5,864		Delhaize Group SA	1,532		98
				Flowers Foods Inc	3,600		120
Electrical Components & Equipment - (0.18)%				General Mills Inc	500		24
Acuity Brands Inc	300	22		Hain Celestial Group Inc (a)	3,800		253
AMETEK Inc	600	26		Hillshire Brands Co	13,656		473
Emerson Electric Co	2,600	149		Hormel Foods Corp	8,873		353
Energizer Holdings Inc	2,570	246		Ingredion Inc	7,014		478
Furukawa Electric Co Ltd	27,000	66		Kellogg Co	2,000		124
GrafTech International Ltd (a)	26,700	224		Kikkoman Corp	7,000		114
GS Yuasa Corp	56,000	250		Marine Harvest ASA	107,153		111
Mabuchi Motor Co Ltd	100	5		McCormick & Co Inc/MD	1,000		69
Nidec Corp	7,200	488		Nissin Foods Holdings Co Ltd	1,382		53
Ushio Inc	1,100	14		Smithfield Foods Inc (a)	29,021		956
		$1,490		Sysco Corp	2,200		74
				TreeHouse Foods Inc (a)	1,300		85
Electronics - (0.38)%
Advantest Corp	18,491	279		Tyson Foods Inc	10,403		260
				United Natural Foods Inc (a)	1,300		69
Amphenol Corp	7,189	560
Dainippon Screen Manufacturing Co Ltd	21,000	114		Yakult Honsha Co Ltd	1,400		60
FLIR Systems Inc	21,780	531					$3,873
Gentex Corp/MI	13,000	297

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Forest Products & Paper - (0.01)%				Home Builders - (0.14)%
International Paper Co	1,100	$51		Lennar Corp	23,122		$909
Oji Holdings Corp	7,000	24		NVR Inc (a)	242		238
		$75					$1,147
Gas - (0.04)%				Home Furnishings - (0.03)%
Snam SpA	6,246	30		Sharp Corp/Japan (a)	12,000		55
South Jersey Industries Inc	2,261	132		Sony Corp	10,800		214
WGL Holdings Inc	4,165	179		Tempur-Pedic International Inc (a)	600		25
		$341					$294
Hand & Machine Tools - (0.24)%				Insurance - (0.72)%
Disco Corp	3,900	256		Aflac Inc	1,200		67
Kennametal Inc	1,300	56		Alleghany Corp (a)	1,256		490
Lincoln Electric Holdings Inc	1,590	95		Allianz SE	505		78
Makita Corp	7,000	374		Allstate Corp/The	5,050		244
Mori Seiki Co Ltd	11,200	130		Arch Capital Group Ltd (a)	2,600		133
Sandvik AB	11,430	160		Aspen Insurance Holdings Ltd	9,444		347
SMC Corp/Japan	1,400	266		Assured Guaranty Ltd	10,100		228
Snap-on Inc	3,480	317		Cincinnati Financial Corp	6,800		322
Stanley Black & Decker Inc	4,793	379		Dai-ichi Life Insurance Co Ltd/The	12		16
		$2,033		Fidelity National Financial Inc	451		12
				Genworth Financial Inc (a)	59,675		645
Healthcare - Products - (0.58)%				Hannover Rueckversicherung SE	151		11
Alere Inc (a)	5,100	130
				Hartford Financial Services Group Inc	2,500		76
Baxter International Inc	1,600	113		Lincoln National Corp	9,625		343
Cepheid Inc (a)	8,700	302
				Markel Corp (a)	400		209
Cooper Cos Inc/The	1,750	198		MetLife Inc	14,752		652
DENTSPLY International Inc	4,100	171		MGIC Investment Corp (a)	11,579		72
Edwards Lifesciences Corp (a)	200	13
				MS&AD Insurance Group Holdings	3,600		88
Elekta AB	18,347	279		NKSJ Holdings Inc	700		16
Hologic Inc (a)	5,500	114
Hospira Inc (a)	4,100	142		Old Republic International Corp	5,400		73
Intuitive Surgical Inc (a)	1,784	888		Progressive Corp/The	16,800		428
				Reinsurance Group of America Inc	13,338		879
Luxottica Group SpA	2,792	145		Storebrand ASA (a)	15,891		75
Masimo Corp	4,300	93		Tokio Marine Holdings Inc	900		26
Medtronic Inc	2,400	122		Unum Group	14,946		426
Shimadzu Corp	3,000	24		WR Berkley Corp	1,400		57
Sonova Holding AG (a)	2,516	276
St Jude Medical Inc	8,745	378					$6,013
Stryker Corp	800	53		Internet - (1.06)%
Sysmex Corp	1,900	125		Dena Co Ltd	5,000		106
Techne Corp	5,278	351		eBay Inc (a)	1,600		87
Terumo Corp	4,600	226		Equinix Inc (a)	18,048		3,657
Varian Medical Systems Inc (a)	8,306	557		F5 Networks Inc (a)	2,600		216
Volcano Corp (a)	4,900	94		Google Inc (a)	100		87
		$4,794		Kakaku.com Inc	10,468		252
				priceline.com Inc (a)	1,064		855
Healthcare - Services - (0.63)%				Rackspace Hosting Inc (a)	8,500		319
Aetna Inc	5,921	357		Rakuten Inc	44,500		496
Brookdale Senior Living Inc (a)	2,200	62
Centene Corp (a)	2,360	117		Start Today Co Ltd	9,499		140
				Trend Micro Inc/Japan	500		15
Cigna Corp	13,139	892		TripAdvisor Inc (a)	9,943		641
Fresenius Medical Care AG & Co KGaA	3,179	216		ValueClick Inc (a)	3,300		87
HealthSouth Corp (a)	5,000	146
				VeriSign Inc (a)	36,856		1,734
Humana Inc	9,602	776		Yahoo Japan Corp	504		228
Laboratory Corp of America Holdings (a)	900	89
LifePoint Hospitals Inc (a)	1,500	75					$8,920
Mednax Inc (a)	9,847	914		Investment Companies - (0.02)%
Quest Diagnostics Inc	400	25		Ares Capital Corp	7,566		130
Tenet Healthcare Corp (a)	7,575	359
UnitedHealth Group Inc	15,369	963
Universal Health Services Inc	3,881	268		Iron & Steel - (0.35)%
				Allegheny Technologies Inc	5,600		155
WellPoint Inc	300	23		ArcelorMittal	30,443		385
		$5,282		Carpenter Technology Corp	100		5
Holding Companies - Diversified - (0.09)%				Cliffs Natural Resources Inc	35,252		636
Leucadia National Corp	24,642	773		Daido Steel Co Ltd	1,000		5
				Hitachi Metals Ltd	33,000		340

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Iron & Steel (continued)				Metal Fabrication & Hardware - (0.22)%
JFE Holdings Inc	4,700	$96		Assa Abloy AB	5,923		$238
Kobe Steel Ltd	28,502	37		Nachi-Fujikoshi Corp	32,000		140
Nippon Steel & Sumitomo Metal Corp	59,824	150		NTN Corp	101,420		304
Nucor Corp	4,300	191		Precision Castparts Corp	1,627		348
Reliance Steel & Aluminum Co	8,859	583		Tenaris SA	11,835		249
SSAB AB - A Shares	43,593	302		Timken Co	9,544		542
ThyssenKrupp AG (a)	756	15					$1,821
United States Steel Corp	941	17
		$2,917		Mining - (0.32)%
				Alcoa Inc	85,564		727
Leisure Products & Services - (0.13)%				Compass Minerals International Inc	4,894		427
Carnival Corp	2,500	83		Dowa Holdings Co Ltd	2,000		17
Harley-Davidson Inc	1,100	60		Freeport-McMoRan Copper & Gold Inc	28,162		874
Life Time Fitness Inc (a)	6,100	304		Hecla Mining Co	17,149		66
Shimano Inc	1,100	85		Kaiser Aluminum Corp	3,266		207
WMS Industries Inc (a)	9,500	241		Norsk Hydro ASA	26,331		120
Yamaha Motor Co Ltd	17,100	265		OSAKA Titanium Technologies Co	1,000		19
		$1,038		Stillwater Mining Co (a)	6,685		80
				Toho Titanium Co Ltd	8,300		65
Lodging - (0.09)%				Umicore SA	473		23
Las Vegas Sands Corp	8,600	498					$2,625
Marriott International Inc/DE	3,200	134
Wynn Resorts Ltd	900	122		Miscellaneous Manufacturing - (0.26)%
		$754		Actuant Corp	3,200		109
				Alfa Laval AB	4,631		101
Machinery - Construction & Mining - (0.16)%				Aptargroup Inc	10,927		620
Atlas Copco AB - A Shares	3,701	98		CLARCOR Inc	4,559		247
Caterpillar Inc	5,700	489		Danaher Corp	3,800		235
Hitachi Construction Machinery Co Ltd	5,600	129		Donaldson Co Inc	1,100		41
Joy Global Inc	3,700	200		Dover Corp	100		8
Komatsu Ltd	17,000	426		FUJIFILM Holdings Corp	1,400		29
Outotec OYJ	963	13		Hexcel Corp (a)	6,800		236
Terex Corp (a)	500	18
				Illinois Tool Works Inc	1,300		91
		$1,373		Leggett & Platt Inc	3,700		118
Machinery - Diversified - (0.45)%				Nikon Corp	5,988		157
AGCO Corp	9,407	522		Siemens AG	719		76
Chart Industries Inc (a)	10,347	1,006		Textron Inc	2,000		54
Deere & Co	300	26		Trinity Industries Inc	600		24
FANUC Corp	1,300	191					$2,146
Flowserve Corp	300	50		Office & Business Equipment - (0.07)%
FLSmidth & Co A/S	5,413	270		Canon Inc	500		17
Hexagon AB	15,232	442		Pitney Bowes Inc	24,300		357
IDEX Corp	1,100	60		Ricoh Co Ltd	19,000		220
Kubota Corp	12,000	174					$594
MAN SE	2,282	253
Manitowoc Co Inc/The	12,500	263		Office Furnishings - (0.03)%
Nabtesco Corp	14,221	292		Interface Inc	15,421		259
Rockwell Automation Inc	200	18
Roper Industries Inc	1,200	149		Oil & Gas - (0.94)%
		$3,716		Anadarko Petroleum Corp	2,068		181
Media - (0.49)%				Apache Corp	1,400		115
CBS Corp	6,933	343		Atwood Oceanics Inc (a)	3,000		158
Discovery Communications Inc - A Shares (a)	2,400	189		Bill Barrett Corp (a)	7,900		178
FactSet Research Systems Inc	1,100	108		Chesapeake Energy Corp	28,428		621
Gannett Co Inc	5,600	121		Cimarex Energy Co	7,390		518
Liberty Global Inc - A Shares (a)	7,478	551		Cobalt International Energy Inc (a)	1,009		26
Liberty Global Inc - B Shares (a)	2,747	189		Concho Resources Inc (a)	2,400		201
Mediaset SpA (a)	83,501	259		Continental Resources Inc/OK (a)	2,700		219
Modern Times Group AB	1,089	44		CVR Energy Inc	100		6
Schibsted ASA	290	12		Denbury Resources Inc (a)	1,600		29
Scripps Networks Interactive Inc	1,200	81		Energen Corp	4,667		253
Sirius XM Radio Inc	508,838	1,771		Enerplus Corp	4,505		70
Sky Deutschland AG (a)	48,057	320		EOG Resources Inc	1,398		180
Time Warner Inc	600	35		EQT Corp	2,600		208
		$4,023		Forest Oil Corp (a)	3,800		17
				Gulfport Energy Corp (a)	10,710		511

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Helmerich & Payne Inc	8,933	$552		Theravance Inc (a)	3,347		$117
Hess Corp	5,303	358		Tsumura & Co	3,700		106
JX Holdings Inc	400	2		VCA Antech Inc (a)	8,000		205
Marathon Oil Corp	6,519	224		ViroPharma Inc (a)	1,800		49
Murphy Oil Corp	4,916	311					$5,773
Neste Oil OYJ	1,234	18
Occidental Petroleum Corp	5,463	503		Pipelines - (0.01)%
Penn West Petroleum Ltd	5,600	57		ONEOK Inc	2,100		95
Petrominerales Ltd	3,194	19
Pioneer Natural Resources Co	2,600	361		Publicly Traded Investment Fund - (0.53)%
QEP Resources Inc	2,100	60		iShares MSCI Emerging Markets Index Fund	107,800		4,443
Quicksilver Resources Inc (a)	6,300	14
Range Resources Corp	5,800	436
Repsol SA	3,149	72		Real Estate - (0.04)%
				CBRE Group Inc (a)	200		5
Rosetta Resources Inc (a)	4,200	197
				Forest City Enterprises Inc (a)	19,400		364
Rowan Cos PLC (a)	2,900	96
Seadrill Ltd	4,314	174					$369
Showa Shell Sekiyu KK	5,000	40		REITS - (1.19)%
Southwestern Energy Co (a)	9,800	369		American Campus Communities Inc	4,964		203
Swift Energy Co (a)	16,380	222		Annaly Capital Management Inc	211		3
TonenGeneral Sekiyu KK	4,000	39		AvalonBay Communities Inc	4,097		543
Ultra Petroleum Corp (a)	7,200	164		DDR Corp	7,105		124
		$7,779		Digital Realty Trust Inc	10,199		621
Oil & Gas Services - (0.61)%				Duke Realty Corp	54,865		909
Baker Hughes Inc	7,700	350		EastGroup Properties Inc	9,886		581
Cameron International Corp (a)	4,113	250		Geo Group Inc/The	1,000		35
CARBO Ceramics Inc	1,600	106		Health Care REIT Inc	22,412		1,525
Core Laboratories NV	2,400	331		Healthcare Realty Trust Inc	13,510		359
Dril-Quip Inc (a)	5,707	516		Host Hotels & Resorts Inc	60,087		1,069
FMC Technologies Inc (a)	12,935	720		LTC Properties Inc	5,766		240
Fugro NV	6,490	386		Macerich Co/The	4,565		296
Halliburton Co	7,632	319		Mid-America Apartment Communities Inc	4,152		282
Lufkin Industries Inc	4,408	389		National Retail Properties Inc	5,677		204
Oil States International Inc (a)	5,870	578		Potlatch Corp	15,393		699
Saipem SpA	1,250	33		SL Green Realty Corp	12,259		1,066
SBM Offshore NV (a)	5,397	99		Sovran Self Storage Inc	5,677		368
Schlumberger Ltd	2,400	175		Tanger Factory Outlet Centers	12,899		445
Subsea 7 SA	16,128	355		Universal Health Realty Income Trust	5,701		258
Superior Energy Services Inc (a)	17,677	472		Ventas Inc	2,496		178
Weatherford International Ltd/Switzerland (a)	5,700	77					$10,008
		$5,156		Retail - (2.00)%
Packaging & Containers - (0.07)%				ABC-Mart Inc	3,698		134
Rock Tenn Co	3,224	318		Abercrombie & Fitch Co	6,833		342
Sealed Air Corp	10,400	250		Advance Auto Parts Inc	5,949		485
				Ascena Retail Group Inc (a)	6,000		122
		$568		AutoNation Inc (a)	400		19
Pharmaceuticals - (0.69)%				Bed Bath & Beyond Inc (a)	8,175		558
AbbVie Inc	9,300	397		BJ's Restaurants Inc (a)	7,989		300
Actavis Inc (a)	6,194	764		Cabela's Inc (a)	7,440		499
Allergan Inc/United States	2,100	209		CarMax Inc (a)	28,810		1,347
BioMarin Pharmaceutical Inc (a)	3,400	213		Casey's General Stores Inc	500		31
Bristol-Myers Squibb Co	14,500	667		Cash America International Inc	6,300		300
Dainippon Sumitomo Pharma Co Ltd	1,000	14		Cheesecake Factory Inc/The	2,700		108
Eisai Co Ltd	500	19		Children's Place Retail Stores Inc/The (a)	2,500		133
Hisamitsu Pharmaceutical Co Inc	1,179	58		Chipotle Mexican Grill Inc (a)	4,367		1,577
Jazz Pharmaceuticals PLC (a)	7,164	487		Cie Financiere Richemont SA	513		45
Johnson & Johnson	600	51		CST Brands Inc (a)	781		24
Mead Johnson Nutrition Co	6,607	536		Darden Restaurants Inc	1,400		72
Mylan Inc/PA (a)	8,900	271		Dick's Sporting Goods Inc	5,005		262
Onyx Pharmaceuticals Inc (a)	3,300	315		Dollar Tree Inc (a)	7,375		354
Perrigo Co	2,600	301		Don Quijote Co Ltd	2,100		95
Salix Pharmaceuticals Ltd (a)	8,200	497		DSW Inc	100		7
Sawai Pharmaceutical Co Ltd	1,200	132		Family Dollar Stores Inc	1,400		86
Stada Arzneimittel AG	8,055	352		Fast Retailing Co Ltd	700		235
Takeda Pharmaceutical Co Ltd	300	13		Hennes & Mauritz AB	2,077		71

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Retail (continued)				Software - (0.70)%
Jack in the Box Inc (a)	11,143	$407		Adobe Systems Inc (a)	2,400		$103
JC Penney Co Inc (a)	11,400	201		Akamai Technologies Inc (a)	12,170		561
Kohl's Corp	11,388	585		Amadeus IT Holding SA	2,235		68
K's Holdings Corp	2,885	80		ANSYS Inc (a)	4,748		354
L Brands Inc	4,700	235		athenahealth Inc (a)	1,400		119
Lawson Inc	1,200	87		Autodesk Inc (a)	4,508		170
Lululemon Athletica Inc (a)	7,800	607		Capcom Co Ltd	3,677		59
McDonald's Corp	5,522	533		Cerner Corp (a)	9,331		917
Men's Wearhouse Inc	4,000	145		Check Point Software Technologies Ltd (a)	3,700		185
MSC Industrial Direct Co Inc	8,647	715		Citrix Systems Inc (a)	400		26
Nitori Holdings Co Ltd	2,550	201		Concur Technologies Inc (a)	5,500		444
Nordstrom Inc	9,000	529		Electronic Arts Inc (a)	16,756		385
Nu Skin Enterprises Inc	4,000	235		Informatica Corp (a)	7,700		280
Penske Automotive Group Inc	4,200	135		Microsoft Corp	2,200		77
Saks Inc (a)	7,000	104		MSCI Inc (a)	15,082		532
Salvatore Ferragamo Italia SpA	7,054	221		NetSuite Inc (a)	225		20
Signet Jewelers Ltd	3,538	242		Nomura Research Institute Ltd	2,300		66
Staples Inc	39,413	591		Nuance Communications Inc (a)	26,500		503
Starbucks Corp	3,593	227		PTC Inc (a)	1,600		40
Swatch Group AG/The - BR	98	56		Quality Systems Inc	3,200		57
Target Corp	1,400	97		Salesforce.com Inc (a)	18,064		765
Tiffany & Co	13,308	1,036		Solera Holdings Inc	300		17
Tractor Supply Co	1,426	160		Take-Two Interactive Software Inc (a)	10,000		166
Ulta Salon Cosmetics & Fragrance Inc (a)	1,300	118					$5,914
Urban Outfitters Inc (a)	9,200	386
Walgreen Co	15,779	754		Telecommunications - (0.55)%
Wendy's Co/The	9,500	56		ADTRAN Inc	19,700		456
				Aruba Networks Inc (a)	16,000		239
Williams-Sonoma Inc	8,474	457
World Fuel Services Corp	800	33		Belgacom SA	761		17
Yamada Denki Co Ltd	10,433	393		CenturyLink Inc	3,100		106
				Ciena Corp (a)	16,401		275
Yum! Brands Inc	200	13
		$16,845		Corning Inc	42,063		647
				Crown Castle International Corp (a)	2,000		142
Semiconductors - (1.50)%				Deutsche Telekom AG	12,779		146
Advanced Micro Devices Inc (a)	216,200	865		Elisa OYJ	4,089		78
Aixtron SE NA (a)	5,185	92		Finisar Corp (a)	25,300		331
Altera Corp	5,200	173		Harris Corp	3,100		155
ASML Holding NV	6,350	526		InterDigital Inc/PA	2,100		97
ASML Holding NV - NY Reg Shares	8,421	684		IPG Photonics Corp	5,500		326
Atmel Corp (a)	36,900	290		Juniper Networks Inc (a)	13,200		234
Broadcom Corp	5,518	198		Koninklijke KPN NV	38,127		73
Cavium Inc (a)	11,600	380		Leap Wireless International Inc (a)	22,100		125
Cree Inc (a)	15,780	984		Level 3 Communications Inc (a)	1,200		26
Cypress Semiconductor Corp	6,300	71		NII Holdings Inc (a)	43,800		338
Dialog Semiconductor PLC (a)	6,755	104		Nokia OYJ (a)	16,398		55
Fairchild Semiconductor International Inc (a)	500	7		Plantronics Inc	1,000		46
Hittite Microwave Corp (a)	9,519	517		RF Micro Devices Inc (a)	17,100		94
Infineon Technologies AG	81,012	689		SBA Communications Corp (a)	600		45
Intel Corp	18,692	454		Swisscom AG	50		21
Intersil Corp	3,600	30		Telefonica SA (a)	21,372		294
KLA-Tencor Corp	8,745	492		T-Mobile US Inc (a)	350		7
Lam Research Corp (a)	22,176	1,037		Virgin Media Inc	2,523		125
MEMC Electronic Materials Inc (a)	10,100	82		Windstream Corp	6,400		51
Microchip Technology Inc	41,200	1,503					$4,549
Micron Technology Inc (a)	49,672	580
Qualcomm Inc	13,378	849		Textiles - (0.06)%
				Mohawk Industries Inc (a)	4,261		474
Rambus Inc (a)	35,200	277
Rovi Corp (a)	4,500	116
Shinko Electric Industries Co Ltd	968	11		Toys, Games & Hobbies - (0.01)%
Silicon Laboratories Inc (a)	800	34		Nintendo Co Ltd	300		30
Skyworks Solutions Inc (a)	9,500	227		Sanrio Co Ltd	1,300		62
Texas Instruments Inc	2,100	75					$92
Tokyo Electron Ltd	400	20
Xilinx Inc	28,091	1,142		Transportation - (0.28)%
		$12,509		Bristow Group Inc	2,239		141
				Cargotec Oyj	4,552		138
				CH Robinson Worldwide Inc	3,400		193

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)

Transportation (continued)
Expeditors International of Washington Inc	700	$27
Genesee & Wyoming Inc (a)	300	27
JB Hunt Transport Services Inc	900	66
Kansas City Southern	3,821	423
Kawasaki Kisen Kaisha Ltd	40,582	80
Keikyu Corp	4,000	34
Kirby Corp (a)	5,500	430
Knight Transportation Inc	15,970	274
Koninklijke Vopak NV	1,248	75
Kuehne + Nagel International AG	1,624	181
Mitsui OSK Lines Ltd	60,000	213
Nippon Yusen KK	3,000	8
PostNL NV (a)	7,047	19
Swift Transportation Co (a)	1,332	23
Tidewater Inc	1,000	55
TNT Express NV	622	5
		$2,412

Trucking & Leasing - (0.02)%
GATX Corp	2,800	140

TOTAL COMMON STOCKS (proceeds $189,648)		$218,335
PREFERRED STOCKS - (0.05)%	Shares	Value(000	's)

Automobile Manufacturers - (0.05)%
Volkswagen AG	1,990	432

TOTAL PREFERRED STOCKS (proceeds $404)		$432
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (5.40)%	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) - (4.62)%
2.50%, 06/01/2027	$8,000	$8,163
3.50%, 06/01/2028	10,000	10,519
3.50%, 06/01/2043	11,000	11,390
4.00%, 06/01/2043	1,000	1,054
4.50%, 06/01/2043	6,000	6,411
5.00%, 06/01/2043	1,000	1,078
		$38,615
Government National Mortgage Association (GNMA) -
(0.25)%
3.50%, 06/01/2042	2,000	2,103

U.S. Treasury - (0.53)%
2.00%, 02/15/2023	4,500	4,461

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$45,179
OBLIGATIONS (proceeds $45,814)

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 96.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.19%				Food - 2.42%
Safran SA	237,065	$12,601		Toyo Suisan Kaisha Ltd	294,000	$9,465
				Tyson Foods Inc	650,625	16,266
Agriculture - 4.28%						$25,731
Altria Group Inc	302,697	10,927		Forest Products & Paper - 0.84%
British American Tobacco PLC	313,458	17,224		Smurfit Kappa Group PLC	533,974	8,958
Japan Tobacco Inc	509,200	17,330
		$45,481		Healthcare - Services - 1.95%
Automobile Manufacturers - 2.03%				HCA Holdings Inc	532,034	20,781
Toyota Motor Corp	370,200	21,605
				Home Builders - 1.82%
Automobile Parts & Equipment - 0.96%				Barratt Developments PLC (b)	2,013,895	9,716
Bridgestone Corp	313,400	10,173		Sekisui House Ltd	743,000	9,632
						$19,348
Banks - 12.71%				Home Furnishings - 2.24%
Aozora Bank Ltd	2,316,014	6,685		Sony Corp	606,400	11,990
Banco do Brasil SA	1,217,500	14,291		Whirlpool Corp	92,221	11,782
Bank of China Ltd	24,703,000	11,635				$23,772
Fifth Third Bancorp	702,013	12,777
JP Morgan Chase & Co	367,305	20,051		Insurance - 4.13%
Krung Thai Bank PCL (a)	13,246,400	9,687		Allstate Corp/The	296,680	14,312
				Berkshire Hathaway Inc - Class B (b)	108,072	12,328
Malayan Banking Bhd	2,823,300	9,282
Royal Bank of Canada	173,500	10,297		MMI Holdings Ltd/South Africa	2,483,911	5,860
Sumitomo Mitsui Financial Group Inc	393,400	15,531		Standard Life PLC	1,931,998	11,429
Sumitomo Mitsui Trust Holdings Inc	1,736,339	7,114				$43,929
Swedbank AB	456,823	10,879		Internet - 1.34%
Wells Fargo & Co	169,863	6,888		Google Inc (b)	16,315	14,201
		$135,117
Biotechnology - 2.49%				Machinery - Diversified - 0.93%
Amgen Inc	145,678	14,645		Mitsubishi Heavy Industries Ltd	1,620,000	9,916
Celgene Corp (b)	95,722	11,836
		$26,481
				Media - 2.37%
Building Materials - 0.92%				Comcast Corp - Class A	627,958	25,212
HeidelbergCement AG	129,104	9,731
				Miscellaneous Manufacturing - 1.55%
Chemicals - 3.35%				Siemens AG	155,860	16,430
Agrium Inc	151,000	13,962
CF Industries Holdings Inc	62,615	11,957
LyondellBasell Industries NV	146,141	9,740		Oil & Gas - 3.81%
		$35,659		Eni SpA	768,199	17,470
				Husky Energy Inc	471,900	13,332
Commercial Services - 0.18%				PTT PCL (a)	902,500	9,673
ADT Corp/The	48,032	1,950				$40,475
				Pharmaceuticals - 11.25%
Computers - 5.00%				AbbVie Inc	236,164	10,082
Accenture PLC - Class A	274,349	22,527		Express Scripts Holding Co (b)	352,803	21,916
EMC Corp/MA	801,985	19,857		McKesson Corp	148,687	16,930
Synopsys Inc (b)	294,135	10,721		Novo Nordisk A/S	113,743	18,435
		$53,105		Omnicare Inc	255,372	11,755
				Roche Holding AG	89,790	22,262
Diversified Financial Services - 1.57%				Shire PLC	553,903	18,231
Daiwa Securities Group Inc	1,157,000	9,464
Discover Financial Services	152,043	7,208				$119,611
		$16,672		Private Equity - 1.04%
				American Capital Ltd (b)	826,517	11,017
Electric - 2.38%
DTE Energy Co	141,629	9,434
Huaneng Power International Inc	5,796,000	5,911		Real Estate - 0.95%
NRG Energy Inc	389,364	9,937		Mitsui Fudosan Co Ltd	366,000	10,097
		$25,282
Electronics - 1.48%				REITS - 3.35%
Tyco International Ltd	465,617	15,742		American Tower Corp	158,292	12,321
				RioCan Real Estate Investment Trust	509,200	13,507
				Starwood Property Trust Inc	383,925	9,740
Engineering & Construction - 1.74%						$35,568
China Communications Construction Co Ltd	11,112,000	10,367
Obrascon Huarte Lain SA	222,670	8,172		Retail - 8.31%
		$18,539		Costco Wholesale Corp	159,101	17,449

See accompanying notes.

Schedule of Investments Global Opportunities Fund May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)
CVS Caremark Corp	199,600	$11,493
Lowe's Cos Inc	503,338	21,196
Walgreen Co	277,704	13,263
Wal-Mart Stores Inc	332,435	24,879
		$88,280

Semiconductors - 1.83%
Elan Microelectronics Corp	2,545,000	6,473
Samsung Electronics Co Ltd	5,600	7,545
Samsung Electronics Co Ltd GDR	8,211	5,486
		$19,504

Software - 0.87%
Oracle Corp	272,619	9,204

Telecommunications - 4.92%
Nippon Telegraph & Telephone Corp	257,900	12,719
Rogers Communications Inc	342,100	15,509
TDC A/S	1,583,722	12,383
Telekomunikasi Indonesia Persero Tbk PT	10,413,500	11,693
		$52,304

Water - 0.75%
Guangdong Investment Ltd	9,074,000	7,941

TOTAL COMMON STOCKS		$1,030,417
Total Investments		$1,030,417
Other Assets in Excess of Liabilities, Net - 3.05%		$32,440
TOTAL NET ASSETS - 100.00%		$1,062,857

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $19,360 or 1.82% of net assets.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Country	Percent
United States	42 .76%
Japan	14 .28%
Canada	6.27%
Ireland	4.68%
United Kingdom	3.60%
Switzerland	3.57%
Denmark	2.89%
China	2.63%
Germany	2.47%
Thailand	1.82%
Italy	1.64%
Brazil	1.34%
Korea, Republic Of	1.22%
France	1.19%
Indonesia	1.10%
Sweden	1.02%
Netherlands	0.92%
Malaysia	0.87%
Spain	0.77%
Hong Kong	0.75%
Taiwan, Province Of China	0.61%
South Africa	0.55%
Other Assets in Excess of Liabilities, Net	3.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 97.53%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.36%				Automobile Parts & Equipment (continued)
Dentsu Inc	6,900	$209		Bridgestone Corp	24,900		$808
Hakuhodo DY Holdings Inc	890	59		Cie Generale des Etablissements Michelin	6,970		608
JCDecaux SA	2,552	66		Continental AG	4,213		551
Publicis Groupe SA	6,836	489		Denso Corp	18,600		768
WPP PLC	48,394	824		GKN PLC	62,450		280
		$1,647		JTEKT Corp	8,500		92
				Koito Manufacturing Co Ltd	4,000		73
Aerospace & Defense - 0.95%				NGK Insulators Ltd	10,000		125
BAE Systems PLC	124,483	761		NGK Spark Plug Co Ltd	7,000		123
Cobham PLC	41,307	178		NHK Spring Co Ltd	6,100		69
European Aeronautic Defence and Space Co	17,422	1,003		NOK Corp	4,000		64
NV				Nokian Renkaat OYJ	4,296		179
Finmeccanica SpA (a)	15,499	86
				Pirelli & C. SpA	9,110		105
Meggitt PLC	30,063	242		Stanley Electric Co Ltd	5,500		100
Rolls-Royce Holdings PLC (a)	71,705	1,301
				Sumitomo Electric Industries Ltd	28,900		346
Safran SA	8,784	467		Sumitomo Rubber Industries Ltd	6,500		102
Thales SA	3,487	169		Toyoda Gosei Co Ltd	2,500		60
Zodiac Aerospace	1,307	172		Toyota Boshoku Corp	2,500		35
		$4,379		Toyota Industries Corp	6,200		242
Agriculture - 1.58%							$4,994
British American Tobacco PLC	74,001	4,066		Banks - 13.59%
Golden Agri-Resources Ltd	282,000	128		Aozora Bank Ltd	41,000		118
Imperial Tobacco Group PLC	37,791	1,356		Australia & New Zealand Banking Group Ltd	104,116		2,716
Japan Tobacco Inc	42,100	1,433		Banca Monte dei Paschi di Siena SpA (a)	246,057		75
Swedish Match AB	7,889	274		Banco Bilbao Vizcaya Argentaria SA	208,678		1,956
		$7,257		Banco de Sabadell SA	107,506		202
Airlines - 0.19%				Banco Espirito Santo SA (a)	76,939		76
ANA Holdings Inc	44,000	92		Banco Popolare SC (a)	67,547		99
Cathay Pacific Airways Ltd	45,000	84		Banco Popular Espanol SA	209,317		173
Deutsche Lufthansa AG (a)	8,807	189		Banco Santander SA	403,607		2,887
International Consolidated Airlines Group SA	35,528	149		Bank Hapoalim BM (a)	40,429		187
(a)				Bank Leumi Le-Israel BM (a)	47,969		167
Japan Airlines Co Ltd	2,300	118		Bank of East Asia Ltd	47,000		183
Qantas Airways Ltd (a)	42,507	64		Bank of Kyoto Ltd/The	12,000		97
Singapore Airlines Ltd	21,000	178		Bank of Yokohama Ltd/The	46,000		225
				Bankia SA (a)	344		—
		$874
				Banque Cantonale Vaudoise	115		60
Apparel - 0.79%				Barclays PLC	445,360		2,133
Adidas AG	8,012	871		Bendigo and Adelaide Bank Ltd	15,610		147
Asics Corp	5,700	88		BNP Paribas SA	38,414		2,248
Burberry Group PLC	16,926	370		BOC Hong Kong Holdings Ltd	141,500		470
Christian Dior SA	2,088	382		CaixaBank	42,987		155
Hugo Boss AG	944	105		Chiba Bank Ltd/The	29,000		180
LVMH Moet Hennessy Louis Vuitton SA	9,722	1,718		Chugoku Bank Ltd/The	7,000		95
Yue Yuen Industrial Holdings Ltd	28,500	83		Commerzbank AG (a)	28,332		292
		$3,617		Commonwealth Bank of Australia	61,628		3,915
				Credit Agricole SA (a)	38,267		359
Automobile Manufacturers - 3.84%				Credit Suisse Group AG (a)	49,200		1,454
Bayerische Motoren Werke AG	12,680	1,203		Danske Bank A/S (a)	25,108		493
Daihatsu Motor Co Ltd	7,000	149
Daimler AG	34,746	2,207		DBS Group Holdings Ltd	70,000		948
Fiat Industrial SpA	32,775	377		Deutsche Bank AG	39,044		1,814
Fiat SpA (a)	33,521	263		DNB ASA	37,428		605
Fuji Heavy Industries Ltd	22,000	496		Erste Group Bank AG	8,311		267
Hino Motors Ltd	10,000	142		Fukuoka Financial Group Inc	30,000		122
Honda Motor Co Ltd	62,400	2,317		Gunma Bank Ltd/The	15,000		74
Isuzu Motors Ltd	45,000	334		Hachijuni Bank Ltd/The	16,000		82
Mazda Motor Corp (a)	103,000	396		Hang Seng Bank Ltd	29,300		470
Mitsubishi Motors Corp (a)	155,000	236		Hiroshima Bank Ltd/The	19,000		77
Nissan Motor Co Ltd	95,200	1,028		HSBC Holdings PLC	704,899		7,734
Peugeot SA (a)	8,833	78		Intesa Sanpaolo SpA	385,881		720
Renault SA	7,362	568		Intesa Sanpaolo SpA - RSP	35,712		56
Scania AB	12,255	273		Iyo Bank Ltd/The	10,000		86
Suzuki Motor Corp	14,000	341		Joyo Bank Ltd/The	24,000		119
Toyota Motor Corp	105,600	6,163		KBC Groep NV	8,783		348
				Lloyds Banking Group PLC (a)	1,616,380		1,502
Volkswagen AG	1,130	239
Volvo AB - B Shares	57,591	840		Mediobanca SpA	19,788		130
				Mitsubishi UFJ Financial Group Inc	488,000		2,832
		$17,650		Mizrahi Tefahot Bank Ltd (a)	4,772		49
Automobile Parts & Equipment - 1.09%				Mizuho Financial Group Inc	875,300		1,667
Aisin Seiki Co Ltd	7,300	264		National Australia Bank Ltd	88,930		2,447

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals - 3.30%
Natixis	35,458	$167		Air Liquide SA	11,955		$1,537
Nishi-Nippon City Bank Ltd/The	26,000	63		Air Water Inc	6,000		84
Nordea Bank AB	100,817	1,239		Akzo Nobel NV	9,124		584
Oversea-Chinese Banking Corp Ltd	99,000	807		Arkema SA	2,404		247
Pohjola Bank PLC	5,307	86		Asahi Kasei Corp	48,000		323
Raiffeisen Bank International AG	1,872	64		BASF SE	35,176		3,409
Resona Holdings Inc	72,200	324		Brenntag AG	1,972		300
Royal Bank of Scotland Group PLC (a)	81,370	411		Croda International PLC	5,182		193
Seven Bank Ltd	20,500	73		Daicel Corp	11,000		88
Shinsei Bank Ltd	58,000	135		Denki Kagaku Kogyo KK	18,000		60
Shizuoka Bank Ltd/The	20,000	208		EMS-Chemie Holding AG	314		93
Skandinaviska Enskilda Banken AB	54,019	562		Givaudan SA (a)	318		410
Societe Generale SA	26,894	1,073		Hitachi Chemical Co Ltd	4,000		62
Standard Chartered PLC	92,336	2,138		Incitec Pivot Ltd	62,377		172
Sumitomo Mitsui Financial Group Inc	51,400	2,029		Israel Chemicals Ltd	17,055		190
Sumitomo Mitsui Trust Holdings Inc	119,440	489		Johnson Matthey PLC	7,849		303
Suruga Bank Ltd	7,000	105		JSR Corp	6,900		134
Svenska Handelsbanken AB	19,024	818		K+S AG	6,597		278
Swedbank AB	30,963	737		Kaneka Corp	11,000		66
UBS AG (a)	139,458	2,447		Kansai Paint Co Ltd	8,000		103
UniCredit SpA	155,144	871		Koninklijke DSM NV	5,906		388
Unione di Banche Italiane SCPA	32,808	146		Kuraray Co Ltd	13,200		188
United Overseas Bank Ltd	49,000	828		Lanxess AG	3,186		236
Westpac Banking Corp	118,007	3,180		Linde AG	7,090		1,358
Wing Hang Bank Ltd	7,000	67		Lonza Group AG (a)	2,027		150
Yamaguchi Financial Group Inc	8,000	69		Mitsubishi Chemical Holdings Corp	52,000		246
		$62,447		Mitsubishi Gas Chemical Co Inc	15,000		106
				Mitsui Chemicals Inc	33,000		74
Beverages - 2.56%				Nitto Denko Corp	6,300		374
Anheuser-Busch InBev NV	30,764	2,833		Shin-Etsu Chemical Co Ltd	15,700		984
Asahi Group Holdings Ltd	14,800	355		Showa Denko KK	54,000		82
Carlsberg A/S	4,097	389		Solvay SA	2,271		328
Coca Cola Hellenic Bottling Co SA (a)	11,892	309
				Sumitomo Chemical Co Ltd	57,000		179
Coca-Cola Amatil Ltd	21,891	269		Syngenta AG	3,567		1,391
Coca-Cola West Co Ltd	2,300	41		Taiyo Nippon Sanso Corp	9,000		62
DE Master Blenders 1753 NV (a)	19,364	304
				Ube Industries Ltd/Japan	39,000		75
Diageo PLC	95,959	2,835		Yara International ASA	7,075		316
Heineken Holding NV	3,861	228					$15,173
Heineken NV	8,824	614
Kirin Holdings Co Ltd	33,000	537		Coal - 0.01%
Pernod-Ricard SA	8,129	976		Whitehaven Coal Ltd	17,478		37
Remy Cointreau SA	876	101
SABMiller PLC	36,670	1,845
Treasury Wine Estates Ltd	24,787	143		Commercial Services - 1.42%
				Abertis Infraestructuras SA	14,042		252
		$11,779		Adecco SA (a)	5,074		283
Biotechnology - 0.31%				Aggreko PLC	10,276		276
CSL Ltd	19,211	1,093		Atlantia SpA	12,673		216
Novozymes A/S	9,350	324		Babcock International Group PLC	13,798		242
		$1,417		Benesse Holdings Inc	2,600		96
				Brambles Ltd	59,603		519
Building Materials - 1.13%				Bunzl PLC	12,715		248
Asahi Glass Co Ltd	39,000	278		Bureau Veritas SA	2,121		245
Boral Ltd	29,345	127		Capita PLC	25,066		365
Cie de St-Gobain	15,254	662		Dai Nippon Printing Co Ltd	21,000		179
CRH PLC	27,810	587		Edenred	6,489		206
Daikin Industries Ltd	9,000	390		Experian PLC	38,681		711
Fletcher Building Ltd	26,226	174		G4S PLC	54,025		203
Geberit AG	1,412	351		Intertek Group PLC	6,158		299
HeidelbergCement AG	5,386	406		Park24 Co Ltd	3,700		69
Holcim Ltd (a)	8,769	680
				Randstad Holding NV	4,613		198
Imerys SA	1,292	81		Secom Co Ltd	8,000		403
James Hardie Industries PLC	16,851	159		Securitas AB	11,992		110
Lafarge SA	7,151	510		Serco Group PLC	19,090		177
LIXIL Group Corp	10,200	243		SGS SA	210		471
Rinnai Corp	1,200	95		Sodexo	3,611		307
Sika AG	82	202		Toppan Printing Co Ltd	21,000		137
Taiheiyo Cement Corp	43,000	124		Transurban Group	50,381		332
TOTO Ltd	11,000	114					$6,544
		$5,183
				Computers - 0.35%
				AtoS	2,106		154

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Cap Gemini SA	5,886	$287		Electric Power Development Co Ltd	4,500		$141
Computershare Ltd	17,025	181		Electricite de France SA	9,205		209
Fujitsu Ltd	71,000	294		Enel SpA	252,089		949
Gemalto NV	3,034	255		Fortum OYJ	17,011		319
Itochu Techno-Solutions Corp	1,000	43		GDF Suez	50,803		1,036
NTT Data Corp	48	161		Hokkaido Electric Power Co Inc	7,000		92
Otsuka Corp	600	55		Hokuriku Electric Power Co	6,400		87
TDK Corp	4,700	178		Iberdrola SA	180,416		976
		$1,608		Kansai Electric Power Co Inc/The	28,800		339
				Kyushu Electric Power Co Inc	16,300		223
Consumer Products - 0.52%				Origin Energy Ltd	41,885		534
Henkel AG & Co KGaA	4,975	404		Power Assets Holdings Ltd	53,000		466
Husqvarna AB	15,464	88		Red Electrica Corp SA	4,144		220
Reckitt Benckiser Group PLC	24,784	1,772		RWE AG	18,742		639
Societe BIC SA	1,096	117		Shikoku Electric Power Co Inc	6,400		104
		$2,381		SP AusNet	63,950		74
Cosmetics & Personal Care - 0.65%				SSE PLC	36,704		861
Beiersdorf AG	3,860	348		Terna Rete Elettrica Nazionale SpA	50,036		222
Kao Corp	20,200	633		Tohoku Electric Power Co Inc	17,300		202
L'Oreal SA	9,311	1,570		Tokyo Electric Power Co Inc (a)	55,400		332
Shiseido Co Ltd	13,800	196		Verbund AG	2,608		54
Unicharm Corp	4,400	246					$10,866
		$2,993		Electrical Components & Equipment - 1.04%
Distribution & Wholesale - 1.04%				Brother Industries Ltd	9,000		103
Hitachi High-Technologies Corp	2,400	55		Casio Computer Co Ltd	8,500		76
ITOCHU Corp	57,700	715		Furukawa Electric Co Ltd	24,000		58
Jardine Cycle & Carriage Ltd	4,000	147		GS Yuasa Corp	13,000		58
Li & Fung Ltd	224,000	311		Hitachi Ltd	180,000		1,212
Marubeni Corp	63,000	435		Legrand SA	9,078		445
Mitsubishi Corp	53,800	930		Mabuchi Motor Co Ltd	900		43
Mitsui & Co Ltd	66,500	833		Mitsubishi Electric Corp	74,000		696
Sojitz Corp	47,900	83		Nidec Corp	4,200		285
Sumitomo Corp	43,100	539		Prysmian SpA	7,804		166
Toyota Tsusho Corp	8,100	214		Schneider Electric SA	20,150		1,594
Wolseley PLC	10,494	534		Ushio Inc	4,000		49
		$4,796					$4,785
Diversified Financial Services - 1.47%				Electronics - 1.10%
Aberdeen Asset Management PLC	34,101	240		Advantest Corp	5,700		86
Acom Co Ltd (a)	1,530	54		Hamamatsu Photonics KK	2,700		89
AEON Financial Service Co Ltd	2,500	67		Hirose Electric Co Ltd	1,100		142
ASX Ltd	6,707	239		Hoya Corp	16,700		335
Credit Saison Co Ltd	6,000	140		Ibiden Co Ltd	4,600		71
Daiwa Securities Group Inc	64,000	523		Keyence Corp	1,740		531
Deutsche Boerse AG	7,391	476		Koninklijke Philips NV	36,656		1,038
Hargreaves Lansdown PLC	9,083	132		Kyocera Corp	5,900		575
Hong Kong Exchanges and Clearing Ltd	41,800	700		Murata Manufacturing Co Ltd	7,800		589
ICAP PLC	21,034	116		NEC Corp	100,000		233
Investec PLC	20,860	146		Nippon Electric Glass Co Ltd	14,000		71
Japan Exchange Group Inc	2,000	184		Omron Corp	7,800		231
Julius Baer Group Ltd (a)	8,299	328		Rexel SA	5,728		130
London Stock Exchange Group PLC	6,749	143		Toshiba Corp	154,000		724
Macquarie Group Ltd	12,340	503		Yaskawa Electric Corp	8,000		97
Mitsubishi UFJ Lease & Finance Co Ltd	22,300	101		Yokogawa Electric Corp	7,700		92
Nomura Holdings Inc	139,100	1,055					$5,034
Old Mutual PLC	187,378	579		Energy - Alternate Sources - 0.03%
ORIX Corp	40,100	532		Enel Green Power SpA	67,021		144
Partners Group Holding AG	665	169
Schroders PLC	4,328	155
Singapore Exchange Ltd	33,000	192		Engineering & Construction - 1.27%
		$6,774		ABB Ltd (a)	84,217		1,843
				Acciona SA	987		61
Electric - 2.36%				ACS Actividades de Construccion y Servicios	5,423		152
AGL Energy Ltd	21,070	288		SA
Chubu Electric Power Co Inc	24,700	319		Aeroports de Paris	1,137		104
Chugoku Electric Power Co Inc/The	11,400	155		Aker Solutions ASA	6,296		93
CLP Holdings Ltd	67,500	569		Auckland International Airport Ltd	35,461		85
Contact Energy Ltd	14,101	58		Balfour Beatty PLC	26,363		92
E.ON SE	68,970	1,162		Bouygues SA	7,235		192
EDP - Energias de Portugal SA	73,093	236		Cheung Kong Infrastructure Holdings Ltd	19,000		132

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
Chiyoda Corp	6,000	$65		WM Morrison Supermarkets PLC	85,853		$357
Ferrovial SA	15,450	249		Woolworths Ltd	47,196		1,484
Fraport AG Frankfurt Airport Services	1,413	83		Yakult Honsha Co Ltd	3,700		158
Worldwide				Yamazaki Baking Co Ltd	4,000		46
Hochtief AG	1,180	82					$24,996
JGC Corp	8,000	265
Kajima Corp	32,000	94		Food Service - 0.20%
Kinden Corp	5,000	40		Compass Group PLC	70,400		923
Koninklijke Boskalis Westminster NV	2,912	115
Leighton Holdings Ltd	5,811	96		Forest Products & Paper - 0.23%
Obayashi Corp	25,000	121		Nippon Paper Industries Co Ltd	3,800		46
SembCorp Industries Ltd	38,000	146		Oji Holdings Corp	31,000		108
Shimizu Corp	23,000	81		Stora Enso OYJ	21,108		153
Singapore Technologies Engineering Ltd	59,000	191		Svenska Cellulosa AB	22,236		553
Skanska AB	14,551	258		UPM-Kymmene OYJ	20,138		214
Taisei Corp	39,000	122					$1,074
Vinci SA	17,656	905
WorleyParsons Ltd	7,911	155		Gas - 1.09%
		$5,822		Centrica PLC	199,088		1,145
				Enagas SA	7,314		183
Entertainment - 0.22%				Gas Natural SDG SA	13,413		277
Genting Singapore PLC	234,000	268		Hong Kong & China Gas Co Ltd	199,647		564
OPAP SA	8,552	71		National Grid PLC	139,332		1,657
Oriental Land Co Ltd/Japan	1,900	259		Osaka Gas Co Ltd	72,000		291
Sankyo Co Ltd	1,900	83		Snam SpA	64,754		307
Tabcorp Holdings Ltd	28,111	88		Toho Gas Co Ltd	16,000		84
Tatts Group Ltd	53,050	162		Tokyo Gas Co Ltd	94,000		505
Toho Co Ltd/Tokyo	4,300	75					$5,013
		$1,006
				Hand & Machine Tools - 0.37%
Environmental Control - 0.02%				Fuji Electric Co Ltd	21,000		68
Kurita Water Industries Ltd	4,300	93		Makita Corp	4,300		230
				Sandvik AB	38,432		538
Food - 5.44%				Schindler Holding AG - PC	1,862		271
Ajinomoto Co Inc	25,000	344		Schindler Holding AG - REG	825		117
Aryzta AG (a)	3,340	191		SMC Corp/Japan	2,100		398
Associated British Foods PLC	13,644	374		THK Co Ltd	4,600		98
Barry Callebaut AG (a)	69	64					$1,720
Calbee Inc	600	58		Healthcare - Products - 0.87%
Carrefour SA	23,087	676		Cochlear Ltd	2,184		134
Casino Guichard Perrachon SA	2,157	226		Coloplast A/S	4,360		249
Colruyt SA	2,904	148		Elekta AB	14,115		215
Danone SA	22,168	1,637		Essilor International SA	7,752		853
Delhaize Group SA	3,902	249		Fresenius SE & Co KGaA	4,773		565
Distribuidora Internacional de Alimentacion	23,415	183		Getinge AB	7,665		229
SA				Luxottica Group SpA	6,309		326
First Pacific Co Ltd/Hong Kong	80,000	106		QIAGEN NV (a)	9,052		168
J Sainsbury PLC	47,006	267		Shimadzu Corp	9,000		74
Jeronimo Martins SGPS SA	8,435	179		Smith & Nephew PLC	34,564		404
Kerry Group PLC	5,717	325		Sonova Holding AG (a)	1,918		211
Kesko OYJ	2,436	74		Sysmex Corp	2,800		184
Kikkoman Corp	6,000	98		Terumo Corp	5,800		285
Koninklijke Ahold NV	38,602	626		William Demant Holding A/S (a)	1,006		80
Lindt & Spruengli AG	4	170					$3,977
Lindt & Spruengli AG - PC	33	122
MEIJI Holdings Co Ltd	2,300	101		Healthcare - Services - 0.22%
Metcash Ltd	33,729	124		Fresenius Medical Care AG & Co KGaA	8,102		550
Metro AG	4,965	168		Miraca Holdings Inc	2,100		91
Nestle SA	123,502	8,181		Ramsay Health Care Ltd	5,031		166
Nippon Meat Packers Inc	7,000	98		Sonic Healthcare Ltd	14,392		195
Nisshin Seifun Group Inc	7,000	79					$1,002
Nissin Foods Holdings Co Ltd	2,200	85		Holding Companies - Diversified - 0.69%
Olam International Ltd	61,000	84		Exor SpA	2,455		78
Seven & I Holdings Co Ltd	28,900	982		GEA Group AG	6,835		248
Suedzucker AG	3,125	106		Groupe Bruxelles Lambert SA	3,090		244
Tate & Lyle PLC	17,853	221		Hutchison Whampoa Ltd	82,000		868
Tesco PLC	307,972	1,705		Industrivarden AB	4,509		78
Toyo Suisan Kaisha Ltd	3,000	96		Keppel Corp Ltd	55,200		457
Unilever NV - CVA	62,387	2,549		Noble Group Ltd	149,000		122
Unilever PLC	49,153	2,065		NWS Holdings Ltd	55,500		97
Wilmar International Ltd	74,000	190

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified (continued)				Investment Companies - 0.21%
Swire Pacific Ltd	26,000	$329		Delek Group Ltd	174		$45
Wendel SA	1,258	139		Eurazeo	1,203		66
Wharf Holdings Ltd	58,000	513		Investment AB Kinnevik	7,881		209
		$3,173		Investor AB	17,444		501
				Israel Corp Ltd/The (a)	88		54
Home Builders - 0.18%				Pargesa Holding SA	1,035		71
Daiwa House Industry Co Ltd	20,000	378					$946
Sekisui Chemical Co Ltd	16,000	159
Sekisui House Ltd	21,000	272		Iron & Steel - 0.58%
		$809		ArcelorMittal	38,268		484
				Daido Steel Co Ltd	11,000		59
Home Furnishings - 0.40%				Evraz PLC	11,279		23
Electrolux AB	9,213	248		Fortescue Metals Group Ltd	53,663		167
Matsushita Electric Industrial Co Ltd	84,600	645		Hitachi Metals Ltd	6,000		62
Sharp Corp/Japan (a)	38,000	175
				Japan Steel Works Ltd/The	12,000		76
Sony Corp	38,500	761		JFE Holdings Inc	18,800		386
		$1,829		Kobe Steel Ltd	95,000		125
Insurance - 5.10%				Nippon Steel & Sumitomo Metal Corp	290,775		729
Admiral Group PLC	7,856	158		Salzgitter AG	1,496		57
Aegon NV	67,972	464		ThyssenKrupp AG (a)	14,778		293
Ageas	8,845	324		Voestalpine AG	4,293		142
AIA Group Ltd	461,200	2,039		Yamato Kogyo Co Ltd	1,600		49
Allianz SE	17,462	2,697					$2,652
AMP Ltd	112,229	550		Leisure Products & Services - 0.22%
Assicurazioni Generali SpA	44,718	832		Carnival PLC	6,983		234
Aviva PLC	112,801	567		Flight Centre Ltd	2,110		79
AXA SA	67,721	1,367		Sega Sammy Holdings Inc	7,600		180
Baloise Holding AG	1,819	178		Shimano Inc	2,800		216
CNP Assurances	6,161	93		Tui Travel PLC	17,127		92
Dai-ichi Life Insurance Co Ltd/The	326	442		Yamaha Corp	6,000		64
Delta Lloyd NV	6,770	132		Yamaha Motor Co Ltd	10,700		166
Gjensidige Forsikring ASA	7,660	116					$1,031
Hannover Rueckversicherung SE	2,309	174
ING Groep NV (a)	146,689	1,368		Lodging - 0.61%
Insurance Australia Group Ltd	79,622	430		Accor SA	5,657		202
Legal & General Group PLC	226,410	610		City Developments Ltd	19,000		161
Mapfre SA	29,485	106		Crown Ltd	15,343		187
MS&AD Insurance Group Holdings	19,400	476		Echo Entertainment Group Ltd	28,459		80
Muenchener Rueckversicherungs AG	6,868	1,281		Galaxy Entertainment Group Ltd (a)	80,000		415
NKSJ Holdings Inc	14,350	321		InterContinental Hotels Group PLC	10,304		297
Prudential PLC	97,921	1,647		MGM China Holdings Ltd	36,400		97
QBE Insurance Group Ltd	45,833	695		Sands China Ltd	92,400		488
Resolution Ltd	54,310	237		Shangri-La Asia Ltd	60,166		111
RSA Insurance Group PLC	137,516	239		SJM Holdings Ltd	74,000		201
Sampo	16,051	651		Sky City Entertainment Group Ltd	22,096		73
SCOR SE	6,250	183		Whitbread PLC	6,838		298
Sony Financial Holdings Inc	6,700	98		Wynn Macau Ltd	59,600		176
Standard Life PLC	90,305	534					$2,786
Suncorp Group Ltd	49,274	583
Swiss Life Holding AG (a)	1,167	194		Machinery - Construction & Mining - 0.44%
Swiss Re AG	13,487	990		Atlas Copco AB - A Shares	25,717		679
T&D Holdings Inc	22,200	268		Atlas Copco AB - B Shares	14,944		352
Tokio Marine Holdings Inc	26,500	763		Hitachi Construction Machinery Co Ltd	4,100		95
Tryg A/S	939	79		Komatsu Ltd	35,800		896
Vienna Insurance Group AG Wiener	1,471	72					$2,022
Versicherung Gruppe				Machinery - Diversified - 1.09%
Zurich Insurance Group AG (a)	5,645	1,493		Alstom SA	8,256		311
		$23,451		Amada Co Ltd	14,000		95
Internet - 0.28%				Andritz AG	2,788		152
Dena Co Ltd	4,000	84		FANUC Corp	7,300		1,075
Gree Inc	3,600	36		Hexagon AB	9,069		263
Iliad SA	874	183		IHI Corp	51,000		187
M3 Inc	24	52		Kawasaki Heavy Industries Ltd	54,000		181
Nexon Co Ltd	4,200	44		Kone OYJ	5,963		524
Rakuten Inc	27,800	310		Kubota Corp	42,000		608
SBI Holdings Inc/Japan	8,590	107		MAN SE	1,620		179
Trend Micro Inc/Japan	4,000	122		Metso OYJ	4,894		187
United Internet AG	3,705	105		Mitsubishi Heavy Industries Ltd	116,000		710
Yahoo Japan Corp	557	252		Nabtesco Corp	3,900		80
		$1,295		Sumitomo Heavy Industries Ltd	21,000		87

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Office & Business Equipment (continued)
Weir Group PLC/The	8,139	$286		Ricoh Co Ltd	24,000		$279
Zardoya Otis SA	5,902	80					$1,762
		$5,005		Oil & Gas - 6.26%
Media - 0.71%				BG Group PLC	130,274		2,378
Axel Springer AG	1,516	66		BP PLC	730,115		5,218
British Sky Broadcasting Group PLC	40,678	481		Caltex Australia Ltd	5,170		110
ITV PLC	142,309	282		Cosmo Oil Co Ltd	21,000		38
Kabel Deutschland Holding AG	3,390	319		Eni SpA	97,427		2,216
Lagardere SCA	4,520	116		Galp Energia SGPS SA	10,337		169
Pearson PLC	31,290	582		Idemitsu Kosan Co Ltd	800		65
Reed Elsevier NV	26,379	432		Inpex Corp	84		358
Reed Elsevier PLC	45,969	514		Japan Petroleum Exploration Co	1,100		46
Singapore Press Holdings Ltd	62,000	209		JX Holdings Inc	86,030		418
Wolters Kluwer NV	11,562	253		Lundin Petroleum AB (a)	8,523		177
		$3,254		Neste Oil OYJ	4,910		71
				OMV AG	5,640		260
Metal Fabrication & Hardware - 0.38%				Repsol SA	31,925		726
Assa Abloy AB	12,795	513		Royal Dutch Shell PLC - A Shares	143,162		4,765
Maruichi Steel Tube Ltd	1,800	44		Royal Dutch Shell PLC - B Shares	100,342		3,459
NSK Ltd	17,000	157		Santos Ltd	36,811		455
Sims Metal Management Ltd	6,258	57		Seadrill Ltd	13,478		545
SKF AB	15,015	364		Showa Shell Sekiyu KK	7,200		57
Tenaris SA	18,085	380		Statoil ASA	42,741		965
Vallourec SA	3,959	215		TonenGeneral Sekiyu KK	11,000		108
		$1,730		Total SA	81,548		4,076
Mining - 3.29%				Transocean Ltd	13,765		691
Alumina Ltd (a)	96,725	94		Tullow Oil PLC	34,759		547
Anglo American PLC	53,267	1,220		Woodside Petroleum Ltd	25,243		860
Antofagasta PLC	15,102	214					$28,778
BHP Billiton Ltd	123,000	4,016		Oil & Gas Services - 0.35%
BHP Billiton PLC	80,887	2,326		Amec PLC	11,617		180
Boliden AB	10,475	149		CGG (a)	6,080		149
Eurasian Natural Resources Corp PLC	9,864	36		Fugro NV	2,650		158
Fresnillo PLC	6,867	120		Petrofac Ltd	9,935		202
Glencore Xstrata PLC	382,759	1,861		Saipem SpA	10,140		270
Iluka Resources Ltd	16,035	169		Subsea 7 SA	10,778		237
Kazakhmys PLC	8,023	40		Technip SA	3,893		433
Mitsubishi Materials Corp	43,000	136					$1,629
Newcrest Mining Ltd	29,332	401
Norsk Hydro ASA	35,657	162		Packaging & Containers - 0.17%
Orica Ltd	14,003	299		Amcor Ltd/Australia	46,213		436
OZ Minerals Ltd	11,622	44		Rexam PLC	30,253		242
Randgold Resources Ltd	3,347	263		Toyo Seikan Group Holdings Ltd	5,800		81
Rio Tinto Ltd	16,689	865					$759
Rio Tinto PLC	51,342	2,193
Sumitomo Metal Mining Co Ltd	20,000	251		Pharmaceuticals - 8.60%
				Actelion Ltd (a)	4,127		246
Umicore SA	4,366	209
Vedanta Resources PLC	4,078	77		Alfresa Holdings Corp	1,600		83
		$15,145		Astellas Pharma Inc	17,000		868
				AstraZeneca PLC	47,688		2,440
Miscellaneous Manufacturing - 1.41%				Bayer AG	31,670		3,384
Alfa Laval AB	12,851	279		Celesio AG	3,257		67
ALS Ltd/Queensland	13,041	124		Chugai Pharmaceutical Co Ltd	8,600		172
FUJIFILM Holdings Corp	17,700	365		Daiichi Sankyo Co Ltd	25,800		424
IMI PLC	12,314	240		Dainippon Sumitomo Pharma Co Ltd	6,100		84
Invensys PLC	31,221	187		Eisai Co Ltd	9,700		372
Konica Minolta Inc	18,500	132		Elan Corp PLC (a)	18,554		233
Melrose Industries PLC	46,083	183		GlaxoSmithKline PLC	188,023		4,865
Nikon Corp	13,000	341		Grifols SA	5,712		209
Olympus Corp (a)	7,600	226		Hisamitsu Pharmaceutical Co Inc	2,400		117
Orkla ASA	29,267	246		Kyowa Hakko Kirin Co Ltd	10,000		112
Siemens AG	32,053	3,379		Medipal Holdings Corp	5,600		75
Smiths Group PLC	15,053	313		Merck KGaA	2,475		392
Sulzer AG	919	154		Mitsubishi Tanabe Pharma Corp	8,600		110
Wartsila OYJ Abp	6,421	299		Novartis AG	88,095		6,310
		$6,468		Novo Nordisk A/S	15,597		2,528
				Ono Pharmaceutical Co Ltd	3,200		223
Office & Business Equipment - 0.38%				Orion OYJ	3,714		91
Canon Inc	43,400	1,483		Otsuka Holdings Co Ltd	13,900		446
				Roche Holding AG	26,907		6,671

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Sanofi	45,619	$4,864		Japan Real Estate Investment Corp	23		$227
Santen Pharmaceutical Co Ltd	2,800	112		Japan Retail Fund Investment Corp	80		152
Shionogi & Co Ltd	11,400	213		Klepierre	3,820		164
Shire PLC	21,468	707		Land Securities Group PLC	29,860		421
Suzuken Co Ltd/Aichi Japan	2,700	86		Link REIT/The	87,500		451
Taisho Pharmaceutical Holdings Co Ltd	1,400	94		Mirvac Group	140,273		224
Takeda Pharmaceutical Co Ltd	30,200	1,339		Nippon Building Fund Inc	26		267
Teva Pharmaceutical Industries Ltd	34,330	1,315		Nomura Real Estate Office Fund Inc	11		62
Tsumura & Co	2,300	66		Segro PLC	28,419		120
UCB SA	4,213	229		Stockland	84,357		293
		$39,547		Unibail-Rodamco SE	3,532		868
				Westfield Group	81,854		898
Pipelines - 0.04%				Westfield Retail Trust	111,119		326
APA Group	31,519	194					$6,978
				Retail - 2.32%
Private Equity - 0.06%				ABC-Mart Inc	1,000		36
3i Group PLC	37,200	191
Ratos AB	7,338	63		Aeon Co Ltd	23,000		268
				Cie Financiere Richemont SA	19,991		1,768
		$254		Citizen Holdings Co Ltd	10,100		58
Publicly Traded Investment Fund - 2.04%				Don Quijote Co Ltd	2,100		95
iShares MSCI EAFE Index Fund	155,701	9,354		FamilyMart Co Ltd	2,200		89
				Fast Retailing Co Ltd	2,000		673
				Harvey Norman Holdings Ltd	20,342		48
Real Estate - 1.66%				Hennes & Mauritz AB	36,361		1,244
Aeon Mall Co Ltd	2,800	73		Inditex SA	8,355		1,034
CapitaLand Ltd	98,000	267		Isetan Mitsukoshi Holdings Ltd	13,600		169
CapitaMalls Asia Ltd	52,000	79		J Front Retailing Co Ltd	18,000		124
Cheung Kong Holdings Ltd	53,000	746		Kering	2,895		629
Daito Trust Construction Co Ltd	2,800	261		Kingfisher PLC	90,747		473
Global Logistic Properties Ltd	82,000	181		Lawson Inc	2,300		167
Hang Lung Properties Ltd	86,000	301		Marks & Spencer Group PLC	61,589		436
Henderson Land Development Co Ltd	37,000	259		Marui Group Co Ltd	8,500		79
Hopewell Holdings Ltd	22,000	79		McDonald's Holdings Co Japan Ltd	2,500		70
Hulic Co Ltd	10,100	85		Next PLC	6,178		432
Hysan Development Co Ltd	24,000	106		Nitori Holdings Co Ltd	1,300		102
IMMOFINANZ AG (a)	35,633	146
				Shimamura Co Ltd	800		92
Keppel Land Ltd	30,000	88		Swatch Group AG/The - BR	1,181		673
Kerry Properties Ltd	27,500	111		Swatch Group AG/The - REG	1,663		164
Lend Lease Group	20,897	199		Takashimaya Co Ltd	10,000		93
Mitsubishi Estate Co Ltd	48,000	1,183		USS Co Ltd	840		97
Mitsui Fudosan Co Ltd	32,000	883		Wesfarmers Ltd	38,550		1,440
New World Development Co Ltd	141,000	223		Yamada Denki Co Ltd	3,330		126
Nomura Real Estate Holdings Inc	4,700	104					$10,679
NTT Urban Development Corp	44	50
Sino Land Co Ltd	113,073	168		Semiconductors - 0.66%
Sumitomo Realty & Development Co Ltd	14,000	535		ARM Holdings PLC	52,831		774
Sun Hung Kai Properties Ltd	60,000	794		ASM Pacific Technology Ltd	7,600		90
Swire Properties Ltd	44,800	140		ASML Holding NV	12,061		998
Swiss Prime Site AG (a)	2,068	156		Infineon Technologies AG	41,376		352
Tokyu Land Corp	16,000	145		Mellanox Technologies Ltd (a)	1,370		76
UOL Group Ltd	18,000	95		Rohm Co Ltd	3,700		135
Wheelock & Co Ltd	35,000	195		STMicroelectronics NV	24,411		227
		$7,652		Sumco Corp	4,400		53
				Tokyo Electron Ltd	6,600		325
REITS - 1.52%							$3,030
Ascendas Real Estate Investment Trust	78,000	143
British Land Co PLC	35,889	330		Shipbuilding - 0.03%
CapitaCommercial Trust	76,000	91		SembCorp Marine Ltd	32,000		109
CapitaMall Trust	89,000	151		Yangzijiang Shipbuilding Holdings Ltd	73,000		51
CFS Retail Property Trust Group	75,827	145					$160
Corio NV	2,579	115
Dexus Property Group	176,057	185		Software - 0.83%
Federation Centres Ltd	51,932	123		Amadeus IT Holding SA	11,999		366
Fonciere Des Regions	998	84		Dassault Systemes SA	2,385		299
Gecina SA	841	102		Konami Corp	3,800		92
Goodman Group	65,170	318		Nomura Research Institute Ltd	3,900		113
GPT Group	54,131	201		Oracle Corp Japan	1,500		59
Hammerson PLC	27,299	212		Sage Group PLC/The	46,451		256
ICADE	896	81		SAP AG	35,282		2,641
Intu Properties PLC	25,588	131					$3,826
Japan Prime Realty Investment Corp	30	93

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Storage & Warehousing - 0.01%				Transportation (continued)
Mitsubishi Logistics Corp	5,000	$68		Kamigumi Co Ltd	9,000		$68
				Keikyu Corp	18,000		154
				Keio Corp	22,000		147
Telecommunications - 5.34%				Keisei Electric Railway Co Ltd	11,000		93
Belgacom SA	5,826	131		Kintetsu Corp	62,000		257
Bezeq The Israeli Telecommunication Corp	73,046	95
Ltd				Koninklijke Vopak NV	2,693		162
				Kuehne + Nagel International AG	2,068		231
BT Group PLC	301,691	1,373		Mitsui OSK Lines Ltd	42,000		149
Deutsche Telekom AG	107,573	1,225
Elisa OYJ	5,441	103		MTR Corp Ltd	55,500		219
				Nippon Express Co Ltd	33,000		148
Eutelsat Communications SA	5,058	157		Nippon Yusen KK	62,000		159
France Telecom SA	71,012	720
Hellenic Telecommunications Organization	9,386	82		Odakyu Electric Railway Co Ltd	24,000		233
				Orient Overseas International Ltd	8,500		53
SA (a)				TNT Express NV	12,550		97
HKT Trust / HKT Ltd	86,000	98
Inmarsat PLC	17,152	159		Tobu Railway Co Ltd	39,000		202
				Tokyu Corp	44,000		274
KDDI Corp	20,600	929		Toll Holdings Ltd	26,091		120
Koninklijke KPN NV	115,130	221
Millicom International Cellular SA	2,426	193		West Japan Railway Co	6,500		270
NICE Systems Ltd	2,227	82		Yamato Holdings Co Ltd	14,300		263
Nippon Telegraph & Telephone Corp	16,700	824					$7,551
Nokia OYJ (a)	143,423	480		Water- 0.19%
NTT DOCOMO Inc	585	855		Severn Trent PLC	9,127		284
PCCW Ltd	153,000	73		Suez Environnement Co	10,747		138
Portugal Telecom SGPS SA	24,034	102		United Utilities Group PLC	26,115		298
SES SA	11,636	344		Veolia Environnement SA	12,997		162
Singapore Telecommunications Ltd	305,000	902					$882
Softbank Corp	36,300	1,814		TOTAL COMMON STOCKS			$448,306
StarHub Ltd	23,000	73		PREFERRED STOCKS - 0.59%	Shares Held	Value	(000	's)
Swisscom AG	893	381
TDC A/S	25,276	198		Automobile Manufacturers - 0.40%
Tele2 AB (a)	12,171	152		Bayerische Motoren Werke AG	2,052		143
Tele2 AB - B shares (a),(b)	13,813	58		Porsche Automobil Holding SE	5,864		483
Telecom Corp of New Zealand Ltd	70,663	129		Volkswagen AG	5,539		1,203
Telecom Italia SpA	359,683	278					$1,829
Telecom Italia SpA - RSP	230,786	143		Consumer Products - 0.14%
Telefonaktiebolaget LM Ericsson	116,551	1,369		Henkel AG & Co KGaA	6,823		657
Telefonica SA (a)	156,864	2,158
Telekom Austria AG	8,483	58
Telenet Group Holding NV	1,961	91		Electric - 0.01%
Telenor ASA	26,884	566		RWE AG	1,494		49
TeliaSonera AB	82,916	554
Telstra Corp Ltd	166,789	754		Media- 0.04%
Vivendi SA	50,688	992		ProSiebenSat.1 Media AG	3,980		158
Vodafone Group PLC	1,883,611	5,459
Ziggo NV	4,596	167		TOTAL PREFERRED STOCKS			$2,693
		$24,542			Maturity
Textiles - 0.10%				REPURCHASE AGREEMENTS - 1.42%	Amount (000's)	Value	(000	's)
Teijin Ltd	36,000	81		Banks- 1.42%
Toray Industries Inc	56,000	383		Investment in Joint Trading Account; Credit	$1,052		$1,052
		$464		Suisse Repurchase Agreement; 0.06%
Toys, Games & Hobbies - 0.13%				dated 05/31/2013 maturing 06/03/2013
Namco Bandai Holdings Inc	6,800	110		(collateralized by US Government
Nintendo Co Ltd	4,100	405		Securities; $1,073,380; 4.25% - 6.13%;
Sanrio Co Ltd	1,700	81		dated 11/15/27 - 11/15/39)
		$596		Investment in Joint Trading Account; Deutsche	2,631		2,631
				Bank Repurchase Agreement; 0.07% dated
Transportation - 1.64%				05/31/2013 maturing 06/03/2013
AP Moeller - Maersk A/S - A shares	21	144		(collateralized by US Government
AP Moeller - Maersk A/S - B shares	51	364		Securities; $2,683,449; 0.00% - 7.25%;
Asciano Ltd	37,355	179		dated 06/07/13 - 05/15/30)
Aurizon Holdings Ltd	69,575	284		Investment in Joint Trading Account; JP	1,625		1,625
Central Japan Railway Co	5,500	606		Morgan Repurchase Agreement; 0.07%
ComfortDelGro Corp Ltd	72,000	108		dated 05/31/2013 maturing 06/03/2013
Deutsche Post AG	34,727	875		(collateralized by US Government
DSV A/S	7,200	173		Securities; $1,657,425; 0.00% - 10.35%;
East Japan Railway Co	12,900	955		dated 06/03/13 - 11/23/35)
Groupe Eurotunnel SA	21,469	173
Hankyu Hanshin Holdings Inc	44,000	234
Hutchison Port Holdings Trust	200,000	157

See accompanying notes.				93

Schedule of Investments International Equity Index Fund May 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$1,238	$1,238
Lynch Repurchase Agreement; 0.05%
dated 05/31/2013 maturing 06/03/2013
(collateralized by US Government
Securities; $1,262,800; 0.13% - 5.38%;
dated 04/30/15 - 02/15/31)
		$6,546
TOTAL REPURCHASE AGREEMENTS		$6,546
Total Investments		$457,545
Other Assets in Excess of Liabilities, Net - 0.46%		$2,097
TOTAL NET ASSETS - 100.00%		$459,642

(a)	Non-Income Producing Security
(b)	Security is Illiquid

Portfolio Summary (unaudited)
Country		Percent
Japan		20 .36%
United Kingdom		18 .54%
Switzerland		9.26%
France		9.08%
Germany		8.36%
Australia		7.86%
Netherlands		4.34%
United States		3.47%
Sweden		3.06%
Hong Kong		2.80%
Spain		2.73%
Italy		1.99%
Singapore		1.62%
Belgium		1.11%
Denmark		1.09%
Finland		0.74%
Norway		0.65%
Ireland		0.59%
Israel		0.49%
Luxembourg		0.31%
Austria		0.26%
Macao		0.17%
Portugal		0.17%
Bermuda		0.12%
New Zealand		0.12%
Greece		0.10%
Jersey, Channel Islands		0.06%
Guernsey		0.05%
Mexico		0.03%
China		0.01%
Other Assets in Excess of Liabilities, Net		0.46%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2013	Long	54	$4,515	$4,561	$46
Total					$46

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2013 (unaudited)

INVESTMENT COMPANIES - 4.34%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.34%				MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Market Vectors High Yield Municipal Index	23,031	$761		Louisiana - 4.00%
ETF				Louisiana Local Government Environmental
SPDR Nuveen S&P High Yield Municipal	6,040	352		Facilities & Community Development
Bond ETF				Authority
		$1,113		3.75%, 12/1/2026	$500		$486
TOTAL INVESTMENT COMPANIES		$1,113		Port New Orleans Board of Commissioners
	Principal			5.00%, 4/1/2030	500		539
BONDS- 1.32%	Amount (000's)	Value(000	's)				$1,025
U.S. Municipals - 1.32%				Maryland - 3.57%
Oglala Sioux Tribe				Maryland Economic Development Corp
5.00%, 10/1/2022(a)	$350	$338		5.38%, 6/1/2025	390		442
				Maryland Health & Higher Educational
TOTAL BONDS		$338		Facilities Authority
	Principal			4.00%, 8/15/2038	500		474
MUNICIPAL BONDS - 101.94%	Amount (000's)	Value(000	's)				$916
Alabama - 1.67%				Missouri - 1.12%
Alabama Industrial Development Authority				St Louis County Industrial Development
6.45%, 12/1/2023	$150	$151		Authority
Phenix City Industrial Development Board				5.00%, 9/1/2042	300		288
4.13%, 5/15/2035	300	276
		$427		New Jersey - 1.72%
California - 37.04%				New Jersey Economic Development
California Educational Facilities Authority				Authority
5.00%, 10/1/2038(b)	900	1,018		5.00%, 6/15/2029	405		442
5.00%, 1/1/2039(b)	1,724	1,887
Coachella Valley Unified School				New York - 7.72%
District/CA (credit support from AGM)				Brooklyn Arena Local Development Corp
0.00%, 8/1/2039(c)	2,500	641		6.25%, 7/15/2040	480		557
La Verne Public Financing Authority				New York Liberty Development Corp
7.25%, 9/1/2026	700	701		5.25%, 10/1/2035	1,020		1,186
Los Alamitos Unified School District (credit				New York State Dormitory Authority
support from AGM)				3.75%, 9/1/2032	250		236
0.00%, 8/1/2025(c)	500	288
0.00%, 8/1/2027(c)	500	255					$1,979
Lynwood Unified School District/CA (credit				Oregon - 2.22%
support from AGM)				Warm Springs Reservation Confederated
5.00%, 8/1/2038	750	818		Tribe
Morongo Band of Mission Indians/The				6.38%, 11/1/2033	500		570
6.50%, 3/1/2028(d)	825	927
San Diego Community College District				Pennsylvania - 6.17%
5.25%, 8/1/2033(b)	1,050	1,244
				Allegheny County Industrial Development
University of California				Authority
5.25%, 5/15/2039(b)	1,500	1,719
				6.00%, 7/15/2038	400		389
		$9,498		City of Scranton PA
District of Columbia - 2.41%				7.25%, 9/1/2023	400		384
District of Columbia				8.50%, 9/1/2022	300		305
5.00%, 10/1/2045	600	619		Pennsylvania Economic Development
				Financing Authority
				6.00%, 6/1/2031	500		502
Florida - 1.95%							$1,580
Orange County Housing Finance Authority
7.00%, 10/1/2025	500	501		Texas- 6.69%
				Texas Municipal Gas Acquisition & Supply
				Corp III
Georgia - 2.38%				5.00%, 12/15/2032	1,000		1,058
City of Atlanta GA				Texas Private Activity Bond Surface
7.38%, 1/1/2031	500	610		Transportation Corp
				6.88%, 12/31/2039	550		655
Indiana - 3.97%							$1,713
Indiana Finance Authority				Vermont - 1.99%
5.00%, 7/1/2048	500	512		Vermont Student Assistance Corp
5.75%, 8/1/2042	500	506		5.10%, 6/15/2032	500		510
		$1,018
Iowa- 3.69%				Virginia - 8.07%
Iowa Finance Authority				Fairfax County Industrial Development
4.75%, 8/1/2042	1,000	946		Authority
				5.00%, 5/15/2035(b)	300		336

See accompanying notes.

Schedule of Investments Opportunistic Municipal Fund May 31, 2013 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Virginia (continued)
Fairfax County Industrial Development
Authority (continued)
5.00%, 5/15/2040(b)	$599	$663
Virginia Small Business Financing Authority
5.50%, 1/1/2042	1,000	1,069
		$2,068

Washington - 2.92%
Port of Seattle Industrial Development Corp
5.00%, 4/1/2030	250	256
Tacoma Consolidated Local Improvement
Districts
5.75%, 4/1/2043	500	492
		$748

Wisconsin - 2.64%
Public Finance Authority
6.00%, 7/15/2042	665	677

TOTAL MUNICIPAL BONDS		$26,135
Total Investments		$27,586
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (15.79)%
Notes with an interest rate of 0.14% at May 31,	$(4,048)	$(4,048)
2013 and contractual maturity of collateral
from 2017-2020.(e)
Total Net Investments		$23,538
Other Assets in Excess of Liabilities, Net - 8.19%		$2,101
TOTAL NET ASSETS - 100.00%		$25,639

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $338 or 1.32% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $927 or 3.62% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at May 31, 2013

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	80 .08%
Insured	7.81%
General Obligation Unlimited	7.54%
Exchange Traded Funds	4.34%
Tax Allocation	2.38%
Prerefunded	2.22%
Special Assessment	1.92%
Government	1.31%
Liability For Floating Rate Notes Issued	(15.79)%
Other Assets in Excess of Liabilities, Net	8.19%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 0.04%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.04%				Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,209		Citigroup Capital XIII	272,299	$7,649
John Hancock Preferred Income Fund III	6,800	129		Citigroup Capital XVI	115,016	2,922
		$2,338		Citigroup Capital XVII	9,000	228
TOTAL COMMON STOCKS		$2,338		Corporate-Backed Trust Certificates 6.00%;	153,810	3,861
CONVERTIBLE PREFERRED STOCKS -				Series GS
0.86%	Shares Held	Value(000	's)	Corporate-Backed Trust Certificates 6.25%;	4,798	127
				Series BMY
Banks - 0.79%				Corporate-Backed Trust Certificates 6.30%;	5,236	134
Bank of America Corp	21,362	25,378		Series GS
Wells Fargo & Co	14,993	18,816		General Electric Capital Corp 4.70% (b)	82,300	2,045
		$44,194		General Electric Capital Corp 4.88%	272,022	6,844
REITS - 0.07%				General Electric Capital Corp 4.88%	566,743	14,072
CommonWealth REIT 6.50%; Series D	177,767	4,254		Merrill Lynch Capital Trust I	331,100	8,383
				Merrill Lynch Capital Trust II	135,041	3,425
TOTAL CONVERTIBLE PREFERRED STOCKS		$48,448		Merrill Lynch Preferred Capital Trust III	5,800	148
PREFERRED STOCKS - 40.15%	Shares Held	Value(000	's)	Merrill Lynch Preferred Capital Trust IV	91,500	2,341
				Merrill Lynch Preferred Capital Trust V	138,850	3,539
Banks - 11.25%				Morgan Stanley Capital Trust III	350,590	8,817
BAC Capital Trust VIII	130,900	3,287		Morgan Stanley Capital Trust IV	513,971	13,060
Bank of America Corp 6.38%; Series 3	26,378	666		Morgan Stanley Capital Trust V	422,449	10,768
Bank of America Corp 6.63%; Series I	203,384	5,650		Morgan Stanley Capital Trust VI	329,981	8,335
Bank of New York Mellon Corp/The	159,200	4,037		Morgan Stanley Capital Trust VII	204,653	5,169
Barclays Bank PLC 7.10%	1,020,235	25,608		Morgan Stanley Capital Trust VIII	97,460	2,467
Barclays Bank PLC 7.75%	644,829	16,366		PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	450
Barclays Bank PLC 8.13%	288,639	7,331		PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,493
Capital One Financial Corp	573,401	14,547		PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	1,061
City National Corp/CA	219,000	5,440		SATURNS 2004-04	85,076	2,140
COBANK ACB 11.00%; Series C (a)	202,000	10,422				$171,992
COBANK ACB 11.00%; Series D	115,000	6,397
Countrywide Capital V	218,131	5,512		Electric - 3.42%
Countrywide Financial Corp	681,848	17,271		Alabama Power Co	89,000	2,514
Cullen/Frost Bankers Inc	299,700	7,495		Dominion Resources Inc/VA	1,167,035	31,347
Deutsche Bank Capital Funding Trust IX	16,450	418		DTE Energy Co 5.25%	326,300	8,255
Deutsche Bank Capital Funding Trust VIII	397,803	10,025		Duke Energy Corp	425,148	10,595
Deutsche Bank Capital Funding Trust X	349,285	9,036		Entergy Arkansas Inc 4.90%	269,966	6,687
Deutsche Bank Contingent Capital Trust II	2,235,612	59,132		Entergy Arkansas Inc 5.75%	34,863	899
				Entergy Louisiana LLC (b)	555,100	13,406
Deutsche Bank Contingent Capital Trust III	529,600	14,310
Deutsche Bank Contingent Capital Trust V	22,500	643		Entergy Louisiana LLC 5.28%	248,100	6,282
FirstMerit Corp	331,400	8,365		Entergy Louisiana LLC 6.00%	3,369	89
HSBC Holdings PLC 6.20%	1,072,070	27,038		Entergy Mississippi Inc	17,012	451
HSBC Holdings PLC 8.00%	568,600	15,864		Entergy New Orleans Inc	9,500	237
HSBC USA Inc	830,771	42,054		Entergy Texas Inc	942,097	25,154
HSBC USA Inc 6.50%	2,086,315	52,888		Georgia Power Co 6.50%	77,300	8,612
HSBC USA Inc - Series D	1,152,572	29,241		Georgia Power Co 8.20%	160,072	4,176
JP Morgan Chase & Co	235,016	5,934		Gulf Power Co 6.00%	60,914	6,109
JP Morgan Chase Capital XXIX	213,800	5,770		Gulf Power Co 6.45%	4,600	493
Lloyds Banking Group PLC	130,471	3,601		Interstate Power & Light Co	482,400	12,272
M&T Bank Corp - Series A	10,400	10,910		NextEra Energy Capital Holdings Inc	510,093	12,319
M&T Bank Corp - Series C	7,100	7,448		NextEra Energy Capital Holdings Inc - Series F	459,970	11,982
M&T Capital Trust IV	377,056	9,785
Morgan Stanley	104,100	2,423		NextEra Energy Capital Holdings Inc - Series G	310,000	7,796
PNC Financial Services Group Inc/The	1,641,862	44,757
Royal Bank of Scotland Group PLC 5.75%;	591,134	13,963		NextEra Energy Capital Holdings Inc - Series H	177,585	4,488
Series L
Royal Bank of Scotland Group PLC 6.75%;	7,600	186		NextEra Energy Capital Holdings Inc - Series I	671,456	16,290
Series Q				SCANA Corp	20,135	544
Santander Finance Preferred SAU	746,486	20,670				$190,997
State Street Corp	1,446,400	35,986		Hand & Machine Tools - 0.50%
TCF Financial Corp	229,023	6,243		Stanley Black & Decker Inc	1,070,850	27,767
US Bancorp/MN - Series A	6,703	6,276
US Bancorp/MN - Series G	2,090,100	56,015
		$629,010		Insurance - 9.71%
				Aegon NV 4.00%	66,900	1,666
Diversified Financial Services - 3.08%				Aegon NV 6.38%	975,042	25,449
Affiliated Managers Group Inc 5.25%	77,887	1,985		Aegon NV 6.50%	247,358	6,179
Affiliated Managers Group Inc 6.38%	5,000	129		Aegon NV 8.00%	63,317	1,804
Ameriprise Financial Inc	1,140,265	31,346		Aflac Inc	1,128,600	28,350
Charles Schwab Corp/The	12,535	322		Allianz SE	1,026,282	25,593
Citigroup Capital IX	462,679	11,632		Allstate Corp/The	540,300	14,075
Citigroup Capital X	340,281	8,599		American Financial Group Inc/OH 5.75%	434,828	11,153
Citigroup Capital XI	335,869	8,501		Arch Capital Group Ltd	376,600	10,341

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				REITS (continued)
Aspen Insurance Holdings Ltd (b)	936,500	$24,958		Vornado Realty Trust - Series I	103,392	$2,624
Aspen Insurance Holdings Ltd 7.25%	143,802	3,920		Vornado Realty Trust - Series J	174,963	4,776
Axis Capital Holdings Ltd	2,072,850	56,278		Vornado Realty Trust - Series K	917,000	23,273
Axis Capital Holdings Ltd (b)	175,210	4,231		Vornado Realty Trust - Series L	420,525	10,303
Delphi Financial Group Inc 7.38%	527,604	13,223		Wachovia Corp 7.25%	435,356	12,142
Hartford Financial Services Group Inc	1,016,436	31,103		Weingarten Realty Investors 6.50%	803,368	20,293
ING Groep NV 6.13%	69,848	1,754		Weingarten Realty Investors 8.10%	1,744,376	38,568
ING Groep NV 6.20%	30,250	760				$421,854
ING Groep NV 6.38%	849,100	21,075
ING Groep NV 7.05%	1,019,994	25,663		Savings & Loans - 0.41%
				Astoria Financial Corp (b)	108,000	2,702
ING Groep NV 7.20%	166,345	4,187
ING Groep NV 7.38%	862,200	21,848		First Niagara Financial Group Inc	704,500	20,241
ING Groep NV 8.50%	50,340	1,290				$22,943
PartnerRe Ltd 6.50%	182,872	4,619		Sovereign - 0.53%
PartnerRe Ltd 7.25%	11,415	314		Farm Credit Bank of Texas	23,800	29,876
PLC Capital Trust V	250,879	6,340
Protective Life Corp 6.00%	20,009	506
Protective Life Corp 6.25%	336,151	8,582		Telecommunications - 3.48%
				Centaur Funding Corp 9.08% (a),(c)	57,203	73,238
Prudential Financial Inc	450,524	11,254		Qwest Corp (b)	882,300	22,190
Prudential PLC 6.50%	96,449	2,472
Prudential PLC 6.75%	170,992	4,357		Qwest Corp 7.00%	520,255	13,631
Reinsurance Group of America Inc	577,300	15,506		Qwest Corp 7.00%	253,178	6,608
RenaissanceRe Holdings Ltd (b)	719,805	17,635		Qwest Corp 7.38%	372,908	10,031
RenaissanceRe Holdings Ltd - Series C	242,277	6,084		Qwest Corp 7.50%	954,111	25,828
RenaissanceRe Holdings Ltd - Series D	325,363	8,160		Telephone & Data Systems Inc 6.63%	296,682	7,565
Torchmark Corp	472,900	12,083		Telephone & Data Systems Inc 7.00%	1,210,015	32,065
WR Berkley Corp (b)	1,338,656	33,667		United States Cellular Corp	125,584	3,297
XLIT Ltd	88,144	76,107				$194,453
		$542,586		TOTAL PREFERRED STOCKS		$2,243,749
					Principal
Media - 0.22%				BONDS- 55.52%	Amount (000's)	Value(000	's)
Comcast Corp	489,466	12,271
				Banks- 20.23%
				Abbey National Capital Trust I
REITS - 7.55%				8.96%, 12/31/2049	$14,438	$17,658
Boston Properties Inc	9,289	232		BAC Capital Trust XIII
CommonWealth REIT 7.50%	285,455	6,149		4.00%, 12/29/2049(d)	34,064	29,976
Digital Realty Trust Inc - Series E	590,135	15,320		Banco do Brasil SA/Cayman
Digital Realty Trust Inc - Series G	74,567	1,834		6.25%, 12/29/2049(a),(d)	15,000	14,512
Duke Realty Corp 6.50%	283,473	7,138		Barclays Bank PLC
Duke Realty Corp 6.60%	81,400	2,064		5.93%, 12/31/2049(a),(d)	3,410	3,512
Duke Realty Corp 6.63%	261,100	6,606		6.28%, 12/29/2049	14,300	14,196
Health Care REIT Inc	617,185	16,386		6.86%, 9/29/2049(a),(d)	19,602	21,072
Hospitality Properties Trust 7.00%; Series C	41,367	1,051		7.43%, 9/29/2049(a),(d)	10,001	10,951
Hospitality Properties Trust 7.13%; Series D	408,113	10,652		BNP Paribas SA
Kimco Realty Corp 5.50%	706,043	17,863		5.19%, 6/29/2049(a),(d)	11,020	10,813
Kimco Realty Corp 5.63%	450,895	11,367		7.20%, 6/29/2049(a)	3,800	4,042
Kimco Realty Corp 6.00%	668,300	17,382		BPCE SA
Kimco Realty Corp 6.90%	341,085	9,063		2.22%, 7/29/2049(d)	6,000	3,812
National Retail Properties Inc	455,621	11,810		6.75%, 1/29/2049	11,500	11,270
Prologis Inc - Series Q	128,700	8,603		CBA Capital Trust II
PS Business Parks Inc	380,000	9,458		6.02%, 3/29/2049(a)	3,400	3,567
PS Business Parks Inc - Series R	130,211	3,478		Citigroup Inc
PS Business Parks Inc - Series S	46,415	1,207		5.35%, 5/29/2049(d)	33,400	32,983
PS Business Parks Inc - Series T	79,059	1,990		5.90%, 2/15/2023	200	208
PS Business Parks Inc - Series U	510,634	12,740		5.95%, 12/29/2049	17,000	17,765
Public Storage	20,700	517		8.40%, 4/29/2049	5,000	5,750
Public Storage Inc 5.20%; Series W	150,404	3,739		Claudius Ltd for Credit Suisse
Public Storage Inc 5.38%; Series V	147,112	3,682		7.88%, 6/29/2049	5,892	6,381
Public Storage Inc 5.75%; Series T	442,900	11,338		8.25%, 6/29/2049	7,000	7,228
Public Storage Inc 5.90%; Series S	56,300	1,460		Cooperatieve Centrale Raiffeisen-
Public Storage Inc 6.35%; Series R	746,444	19,676		Boerenleenbank BA/Netherlands
Public Storage Inc 6.50%; Series Q	7,688	207		11.00%, 12/29/2049(a),(d)	56,107	75,183
Public Storage Inc 6.88%; Series O	3,701	101		Countrywide Capital III
Realty Income Corp - Series D	281,309	7,286		8.05%, 6/15/2027	6,312	7,906
Realty Income Corp - Series F	853,083	22,393		Credit Agricole SA
Regency Centers Corp 6.00%	441,029	11,158		8.38%, 10/13/2049(a),(d)	13,000	14,511
Regency Centers Corp 6.63%	230,854	6,104		9.75%, 6/29/2049	8,592	9,150
Senior Housing Properties Trust	115,931	2,889		9.75%, 12/26/2049	3,000	3,195
Ventas Realty LP / Ventas Capital Corp	294,237	7,409		Credit Suisse Group Guernsey I Ltd
Vornado Realty LP	1,445,611	39,523		7.88%, 2/24/2041(d)	18,900	20,270

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Danske Bank A/S				Societe Generale SA
7.13%, 9/21/2037(d)	$12,700	$13,252		1.03%, 12/29/2049(a),(d)	$5,750	$4,686
Den Norske Creditbank				5.92%, 4/29/2049(a),(d)	57,852	56,695
0.61%, 8/29/2049(d)	6,150	3,413		8.75%, 10/29/2049	26,112	27,646
0.62%, 11/29/2049(d)	8,940	4,917		Standard Chartered Bank
Dresdner Funding Trust I				9.50%, 6/29/2049(d)	15,364	16,785
8.15%, 6/30/2031(a)	14,040	14,953		Standard Chartered PLC
Fifth Third Capital Trust IV				0.56%, 7/29/2049(d)	2,000	1,152
6.50%, 4/15/2067(d)	28,815	28,887		7.01%, 7/29/2049(a)	18,850	20,523
First Empire Capital Trust I				State Street Capital Trust IV
8.23%, 2/1/2027	13,750	13,650		1.28%, 6/1/2077(d)	600	505
First Empire Capital Trust II				UBS Preferred Funding Trust V
8.28%, 6/1/2027	4,500	4,579		6.24%, 5/29/2049	22,532	23,659
First Hawaiian Capital I				Wachovia Capital Trust III
8.34%, 7/1/2027	8,410	8,587		5.57%, 3/29/2049(d)	29,775	29,812
First Union Capital II						$1,130,818
7.95%, 11/15/2029	3,700	4,394
Goldman Sachs Capital II				Chemicals - 0.41%
4.00%, 6/1/2043(d)	4,000	3,460		Sinochem Group
				5.00%, 11/2/2049(a),(d)	23,450	22,952
HBOS Capital Funding LP
6.85%, 3/29/2049	8,916	8,649
HSBC Bank PLC				Diversified Financial Services - 7.90%
0.75%, 6/29/2049(d)	5,000	2,950		Ageas Hybrid Financing SA
0.75%, 9/29/2049(d)	5,000	2,969		8.25%, 12/29/2049	27,822	28,003
HSBC Capital Funding LP/Jersey				American Express Co
4.61%, 12/29/2049(a),(d)	27,649	27,651		6.80%, 9/1/2066(d)	9,094	9,935
10.18%, 12/31/2049(a),(d)	25,000	37,125		Charles Schwab Corp/The
HSBC USA Capital Trust I				7.00%, 2/28/2049(d)	26,600	31,080
7.81%, 12/15/2026(a)	300	298		Citigroup Capital III
HSBC USA Capital Trust III				7.63%, 12/1/2036	2,700	3,389
7.75%, 11/15/2026	7,200	7,319		General Electric Capital Corp
JP Morgan Chase & Co				6.25%, 12/15/2049(d)	59,725	66,145
7.90%, 4/29/2049(d)	46,260	54,009		6.38%, 11/15/2067(d)	10,615	11,318
JP Morgan Chase Capital XXI				7.13%, 12/15/2049(d)	58,200	68,094
1.22%, 2/2/2037(d)	8,131	6,505		Glen Meadow Pass-Through Trust
JP Morgan Chase Capital XXIII				6.51%, 2/12/2067(a),(d)	10,785	10,421
1.28%, 5/15/2077(d)	500	395		Goldman Sachs Capital I
KeyCorp Capital III				6.35%, 2/15/2034	173,132	177,978
7.75%, 7/15/2029	3,500	3,954		HSBC Finance Capital Trust IX
LBG Capital No.1 PLC				5.91%, 11/30/2035	10,200	10,430
7.88%, 11/1/2020(a)	31,146	34,261		Macquarie PMI LLC
8.00%, 12/29/2049(a),(d)	2,645	2,785		8.38%, 12/29/2049	3,000	3,180
LBG Capital No.2 PLC				ZFS Finance USA Trust V
7.88%, 3/19/2020	7,000	7,700		6.50%, 5/9/2067(a)	19,683	21,455
Lloyds Banking Group PLC						$441,428
5.92%, 9/29/2049(a),(d)	25,162	20,633
6.27%, 11/29/2049(a),(d)	15,400	12,782		Electric - 3.03%
6.41%, 9/29/2049(a)	36,620	34,789		Dominion Resources Inc/VA
6.66%, 1/29/2049(a)	27,140	25,851		2.58%, 9/30/2066(d)	22,950	21,679
M&T Bank Corp				Electricite de France SA
6.88%, 12/29/2049(a)	66,100	69,110		5.25%, 12/29/2049(a),(d)	58,510	58,729
National Capital Trust II				Integrys Energy Group Inc
5.49%, 12/29/2049(a),(d)	5,600	5,705		6.11%, 12/1/2066(d)	582	617
Natixis				NextEra Energy Capital Holdings Inc
10.00%, 4/30/2049(d)	16,200	18,306		6.35%, 10/1/2066(d)	4,000	4,240
Nordea Bank AB				6.65%, 6/15/2067(d)	3,000	3,225
5.42%, 12/29/2049 (a)	4,000	4,115		7.30%, 9/1/2067(d)	27,255	30,934
8.38%, 9/29/2049	13,427	14,699		PPL Capital Funding Inc
				6.70%, 3/30/2067(d)	22,325	23,776
PNC Financial Services Group Inc/The
6.75%, 7/29/2049(d)	26,900	30,834		RWE AG
				7.00%, 10/12/2072(d)	1,716	1,901
PNC Preferred Funding Trust I
1.93%, 3/29/2049(a),(d)	4,700	4,089		SSE PLC
				5.63%, 9/29/2049(d)	23,300	24,116
Rabobank Capital Funding Trust III
5.25%, 12/31/2049(a),(d)	40,714	41,376				$169,217
RBS Capital Trust IV				Holding Companies - Diversified - 0.24%
1.08%, 9/29/2049(d)	6,500	5,005
				Hutchison Whampoa International 12 Ltd
Royal Bank of Scotland Group PLC				6.00%, 5/29/2049(a),(d)	12,500	13,375
7.65%, 8/29/2049(d)	18,560	19,488

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Insurance - 21.64%				Insurance (continued)
ACE Capital Trust II				Swiss Re Capital I LP
9.70%, 4/1/2030	$5,490	$7,976		6.85%, 5/29/2049(a),(d)	$42,620	$45,732
Aegon NV				ZFS Finance USA Trust II
2.05%, 7/29/2049(d)	31,648	22,090		6.45%, 12/15/2065(a),(d)	82,950	90,415
Allstate Corp/The						$1,209,273
6.13%, 5/15/2037(d)	11,759	12,973
6.50%, 5/15/2067	12,505	14,099		Miscellaneous Manufacturing - 0.34%
American General Capital II				GE Capital Trust I
8.50%, 7/1/2030	25,200	34,449		6.38%, 11/15/2067	18,008	19,133
American General Institutional Capital A
7.57%, 12/1/2045(a)	16,825	20,884		Pipelines - 0.80%
AXA SA				DCP Midstream LLC
2.11%, 8/6/2049(d)	15,200	10,051		5.85%, 5/21/2043(a),(d)	12,820	12,852
6.38%, 12/29/2049(a),(d)	41,868	42,287		TransCanada PipeLines Ltd
8.60%, 12/15/2030	13,565	17,490		6.35%, 5/15/2067(d)	29,663	31,747
Catlin Insurance Co Ltd						$44,599
7.25%, 7/29/2049(a)	79,971	83,570
Dai-ichi Life Insurance Co Ltd/The				Sovereign - 0.37%
7.25%, 12/31/2049(a),(e)	16,650	19,023		Svensk Exportkredit AB
				6.38%, 10/29/2049(a),(f)	21,000	20,895
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037(d)	30,420	31,485
Great-West Life & Annuity Insurance Capital				Transportation - 0.56%
LP				BNSF Funding Trust I
6.63%, 11/15/2034(a)	7,000	7,551		6.61%, 12/15/2055(d)	27,260	31,253
Great-West Life & Annuity Insurance Capital
LP II				TOTAL BONDS		$3,102,943
7.15%, 5/16/2046(a),(d)	8,750	9,275
					Maturity
ING Capital Funding Trust III				REPURCHASE AGREEMENTS - 2.46%	Amount (000's)	Value (000's)
3.88%, 12/31/2049(d)	7,000	6,860
ING US Inc				Banks - 2.46%
5.65%, 5/15/2053(a),(d)	20,700	20,803		Investment in Joint Trading Account; Credit	$22,068	$22,068
Liberty Mutual Group Inc				Suisse Repurchase Agreement; 0.06%
7.00%, 3/15/2037(a),(d)	27,688	28,934		dated 5/31/2013 maturing 6/3/2013
7.80%, 3/7/2087(a)	30,378	36,302		(collateralized by US Government
Lincoln National Corp				Securities; $22,509,344; 4.25% - 6.13%;
6.05%, 4/20/2067(d)	27,905	28,463		dated 11/15/27 - 11/15/39)
7.00%, 5/17/2066(d)	12,775	13,286		Investment in Joint Trading Account; Deutsche	55,170	55,170
MetLife Capital Trust IV				Bank Repurchase Agreement; 0.07% dated
7.88%, 12/15/2067(a)	19,200	24,240		5/31/2013 maturing 6/3/2013
MetLife Capital Trust X				(collateralized by US Government
9.25%, 4/8/2068(a)	27,375	38,736		Securities; $56,273,360; 0.00% - 7.25%;
Mitsui Sumitomo Insurance Co Ltd				dated 06/07/13 - 05/15/30)
7.00%, 3/15/2072(a)	24,900	28,299		Investment in Joint Trading Account; JP	34,076	34,076
MMI Capital Trust I				Morgan Repurchase Agreement; 0.07%
7.63%, 12/15/2027	1,073	1,336		dated 5/31/2013 maturing 6/3/2013
Nationwide Financial Services Inc				(collateralized by US Government
6.75%, 5/15/2067	68,095	73,372		Securities; $34,757,075; 0.00% - 10.35%;
Oil Insurance Ltd				dated 06/03/13 - 11/23/35)
3.27%, 12/29/2049(a),(d)	10,000	8,389		Investment in Joint Trading Account; Merrill	25,962	25,962
Provident Financing Trust I				Lynch Repurchase Agreement; 0.05%
7.41%, 3/15/2038	8,750	9,997		dated 5/31/2013 maturing 6/3/2013
Prudential Financial Inc				(collateralized by US Government
5.63%, 6/15/2043(d)	129,600	136,728		Securities; $26,481,581; 0.13% - 5.38%;
5.88%, 9/15/2042(d)	11,675	12,624		dated 04/30/15 - 02/15/31)
Prudential PLC						$137,276
6.50%, 6/29/2049	42,448	42,448		TOTAL REPURCHASE AGREEMENTS		$137,276
7.75%, 12/29/2049	4,800	5,256		Total Investments		$5,534,754
11.75%, 12/29/2049(d)	10,885	12,338		Other Assets in Excess of Liabilities, Net - 0.97%		$53,995
QBE Capital Funding II LP				TOTAL NET ASSETS - 100.00%		$5,588,749
6.80%, 6/29/2049(a),(d)	27,315	27,750
QBE Capital Funding III Ltd
7.25%, 5/24/2041(a),(d)	84,895	91,474		(a)	Security exempt from registration under Rule 144A of the Securities Act of
Reinsurance Group of America Inc				1933. These securities may be resold in transactions exempt from
6.75%, 12/15/2065(d)	22,450	23,180		registration, normally to qualified institutional buyers. Unless otherwise
Sirius International Group Ltd				indicated, these securities are not considered illiquid. At the end of the
7.51%, 5/29/2049(a),(d)	1,175	1,249		period, the value of these securities totaled $1,512,701 or 27.07% of net
Sompo Japan Insurance Inc				assets.
5.33%, 3/28/2073(a),(d)	68,200	67,859		(b) Non-Income Producing Security
				(c) Affiliated Security
				(d)	Variable Rate. Rate shown is in effect at May 31, 2013.

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2013 (unaudited)

(e) Security is Illiquid
(f)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $20,895 or 0.37% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Financial			85 .09%
Utilities			6.45%
Communications			3.70%
Industrial			1.40%
Government			0.90%
Energy			0.80%
Basic Materials			0.41%
Diversified			0.24%
Exchange Traded Funds			0.04%
Other Assets in Excess of Liabilities, Net			0.97%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2012 Shares	August 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		May 31, 2013 Shares	May 31, 2013 Cost
Centaur Funding Corp 9.08%	54,403	$59,224	2,800	$3,493	—		$—	57,203	$62,717
		$59,224		$3,493			$–		$62,717

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Centaur Funding Corp 9.08%		$3,832	$		—	$			—
		$3,832	$		—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2013 (unaudited)

COMMON STOCKS - 94.44%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Automobile Manufacturers - 1.75%			Healthcare - Products - 1.92%
New Flyer Industries Inc	780,728	$7,689	Meridian Bioscience Inc	84,906	$1,835
			Teleflex Inc	84,047	6,583
Automobile Parts & Equipment - 1.88%					$8,418
Autoliv Inc	105,361	8,267	Healthcare - Services - 0.39%
			CML HealthCare Inc	233,840	1,716
Banks - 7.35%
City Holding Co	76,368	3,026	Housewares - 0.73%
Community Trust Bancorp Inc	136,678	4,808	Newell Rubbermaid Inc	118,027	3,191
First Financial Bancorp	136,882	2,109
FirstMerit Corp	370,039	6,983
PacWest Bancorp	177,971	5,131	Insurance - 6.63%
Sterling Bancorp/NY	277,191	3,312	Fidelity National Financial Inc	252,605	6,646
TrustCo Bank Corp NY	336,804	1,883	HCC Insurance Holdings Inc	112,587	4,824
Washington Trust Bancorp Inc	181,118	5,050	OneBeacon Insurance Group Ltd	218,002	3,100
		$32,302	PartnerRe Ltd	62,501	5,666
			Protective Life Corp	119,729	4,631
Chemicals - 6.56%			Validus Holdings Ltd	118,407	4,276
Cabot Corp	129,035	5,282			$29,143
Canexus Corp	740,437	6,528
Huntsman Corp	296,182	5,761	Investment Companies - 1.11%
Rockwood Holdings Inc	81,314	5,420	Ares Capital Corp	285,139	4,893
RPM International Inc	175,424	5,812
		$28,803	Machinery - Diversified - 2.64%
			Applied Industrial Technologies Inc	91,989	4,422
Coal - 1.78%			IDEX Corp	130,626	7,191
Alliance Resource Partners LP	108,021	7,808			$11,613
Commercial Services - 1.95%			Media - 1.94%
Landauer Inc	60,160	3,199	Sinclair Broadcast Group Inc	314,500	8,501
McGrath RentCorp	162,967	5,383
		$8,582	Mining - 0.71%
Computers - 0.83%			IAMGOLD Corp	593,562	3,134
MTS Systems Corp	60,236	3,636
			Miscellaneous Manufacturing - 1.33%
Consumer Products - 2.52%			Crane Co	97,610	5,832
Kimberly-Clark de Mexico SAB de CV ADR	242,182	4,122
Tupperware Brands Corp	85,990	6,963	Oil & Gas - 7.48%
		$11,085	BreitBurn Energy Partners LP	238,078	4,411
			Calumet Specialty Products Partners LP	135,274	4,620
Diversified Financial Services - 0.87%			HollyFrontier Corp	85,819	4,248
Fly Leasing Ltd ADR	236,539	3,804	Pengrowth Energy Corp	1,331,354	6,793
			Suburban Propane Partners LP	113,146	5,345
Electric - 3.28%			Vermilion Energy Inc	103,134	5,197
Alliant Energy Corp	59,464	2,929	Zargon Oil & Gas Ltd	388,152	2,265
Great Plains Energy Inc	69,143	1,561			$32,879
Pepco Holdings Inc	158,333	3,289
PNM Resources Inc	169,421	3,798	Packaging & Containers - 1.04%
SCANA Corp	56,284	2,839	Packaging Corp of America	92,953	4,555
		$14,416
			Pipelines - 1.88%
Electrical Components & Equipment - 2.81%			Atlas Pipeline Partners LP	185,492	6,902
Hubbell Inc	61,498	6,176	ONEOK Inc	29,584	1,336
Molex Inc	210,074	6,164			$8,238
		$12,340
			Private Equity - 1.60%
Electronics - 1.90%			Hercules Technology Growth Capital Inc	525,275	7,039
Garmin Ltd	239,421	8,363
			REITS - 12.56%
Food - 0.81%			Agree Realty Corp	138,446	4,614
B&G Foods Inc	123,151	3,544	American Capital Agency Corp	103,117	2,661
			CapLease Inc	494,236	4,260
Gas - 0.66%			Capstead Mortgage Corp	486,746	5,977
Vectren Corp	84,981	2,918	Colony Financial Inc	202,798	4,492
			CYS Investments Inc	677,913	6,969
			Digital Realty Trust Inc	90,995	5,543
Hand & Machine Tools - 2.97%			EastGroup Properties Inc	30,320	1,782
Lincoln Electric Holdings Inc	99,236	5,934	EPR Properties	96,775	5,073
Snap-on Inc	78,035	7,108	Hatteras Financial Corp	174,868	4,515
		$13,042

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
			Portfolio Summary (unaudited)
REITS (continued)			Sector	Percent
Medical Properties Trust Inc	165,966	$2,463	Financial	35 .38%
Omega Healthcare Investors Inc	209,995	6,806	Industrial	13 .93%
		$55,155	Energy	11 .15%
Retail - 0.81%			Consumer, Non-cyclical	7.59%
Guess? Inc	111,437	3,541	Basic Materials	7.27%
			Consumer, Cyclical	7.04%
			Technology	6.78%
Semiconductors - 4.82%			Communications	6.62%
Cypress Semiconductor Corp	463,308	5,207	Utilities	3.94%
Maxim Integrated Products Inc	249,846	7,368	Other Assets in Excess of Liabilities, Net	0.30%
Microchip Technology Inc	188,263	6,868	TOTAL NET ASSETS	100.00%
MKS Instruments Inc	61,587	1,734
		$21,177
Software - 1.13%
Computer Programs & Systems Inc	99,012	4,958
Telecommunications - 4.68%
Consolidated Communications Holdings Inc	427,619	7,278
Harris Corp	153,983	7,719
Windstream Corp	692,656	5,562
		$20,559

Toys, Games & Hobbies - 1.88%
Hasbro Inc	185,176	8,237

Trucking & Leasing - 1.24%
TAL International Group Inc	128,835	5,445

TOTAL COMMON STOCKS		$414,823
CONVERTIBLE PREFERRED STOCKS -
0.43%	Shares Held	Value (000's)

REITS- 0.43%
Alexandria Real Estate Equities Inc	67,829	1,910

TOTAL CONVERTIBLE PREFERRED STOCKS		$1,910
	Maturity
REPURCHASE AGREEMENTS - 4.83%	Amount (000's)	Value (000's)

Banks- 4.83%
Investment in Joint Trading Account; Credit	$3,409	$3,409
Suisse Repurchase Agreement; 0.06%
dated 5/31/2013 maturing 6/3/2013
(collateralized by US Government
Securities; $3,477,552; 4.25% - 6.13%;
dated 11/15/27 - 11/15/39)
Investment in Joint Trading Account; Deutsche	8,523	8,523
Bank Repurchase Agreement; 0.07% dated
5/31/2013 maturing 6/3/2013
(collateralized by US Government
Securities; $8,693,886; 0.00% - 7.25%;
dated 06/07/13 - 05/15/30)
Investment in Joint Trading Account; JP	5,264	5,265
Morgan Repurchase Agreement; 0.07%
dated 5/31/2013 maturing 6/3/2013
(collateralized by US Government
Securities; $5,369,752; 0.00% - 10.35%;
dated 06/03/13 - 11/23/35)
Investment in Joint Trading Account; Merrill	4,011	4,011
Lynch Repurchase Agreement; 0.05%
dated 5/31/2013 maturing 6/3/2013
(collateralized by US Government
Securities; $4,091,242; 0.13% - 5.38%;
dated 04/30/15 - 02/15/31)
		$21,208
TOTAL REPURCHASE AGREEMENTS		$21,208
Total Investments		$437,941
Other Assets in Excess of Liabilities, Net - 0.30%		$1,318
TOTAL NET ASSETS - 100.00%		$439,259

See accompanying notes.

Glossary to the Schedules of Investments
May 31, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Rouble
USD/$	United States Dollar
UYU	Uruguayan Peso

See accompanying notes.

At May 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Blue Chip Fund	$1,324	$(203)	$1,121	$12,518
Bond Market Index Fund	30,544	(14,701)	15,843	1,951,399
Diversified Real Asset Fund	99,408	(46,868)	52,540	1,677,166
Global Multi-Strategy Fund	72,011	(16,275)	55,736	765,022
Global Opportunities Fund	24,325	(31,093)	(6,768)	1,037,185
International Equity Index Fund	63,070	(19,088)	43,982	413,563
Opportunistic Municipal Fund	711	(255)	456	23,085
Preferred Securities Fund	549,827	(16,270)	533,557	4,995,805
Small-MidCap Dividend Income Fund	80,700	(11,574)	69,126	368,815

Security Valuation

Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Fund	Asset Type	Fair Value at 05/31/13 (in thousands)	Valuation Technique	Unobservable Input	Input Value
Opportunistic Municipal			Indicative Market
Bond Fund	Bonds	$337	Quotations	Broker Quote	96.38

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes the amounts that were transferred from Level 1 to Level 2 at May 31, 2013 due to movement from close to bid prices received for preferred securities:

Fund
Global Multi-Strategy Fund	$75,869
Preferred Securities Fund	$14,615,198

The table below includes the amounts that were transferred from Level 2 to Level 1 at May 31, 2013 due to movement from bid to close prices received for preferred securities:

Fund
Global Multi-Strategy Fund	$770,161
Preferred Securities Fund	$42,383,305
Small-MidCap Dividend Income Fund	$1,630,567

In addition, for the Global Multi-Strategy Fund, $142,535 was transferred from Level 1 to Level 2 due to trading being halted pending completion of a corporate action.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$13,639	$—	$—	$13,639
Total investments in securities $	13,639	$—	$—	$13,639

Bond Market Index Fund
Bonds	$—	$597,101	$642	$597,743
Municipal Bonds	—	18,002	—	18,002
Repurchase Agreements	—	179,171	—	179,171
U.S. Government & Government Agency Obligations	—	1,172,326	—	1,172,326
Total investments in securities $	—	$1,966,600	$642	$1,967,242

Diversified Real Asset Fund
Bonds	$—	$147,520	$—	$147,520
Commodity Indexed Structured Notes	—	89,850	—	89,850
Common Stocks
Basic Materials	20,822	2,791	—	23,613
Communications	23,943	2,465	—	26,408
Consumer, Cyclical	—	1,281	—	1,281
Consumer, Non-cyclical	940	8,331	—	9,271
Diversified	—	1,843	—	1,843
Energy	399,989	2,862	—	402,851
Financial	73,458	44,171	—	117,629
Industrial	19,943	20,990	—	40,933
Utilities	56,185	59,241	—	115,426
Repurchase Agreements	—	29,040	—	29,040
Senior Floating Rate Interests	—	340,750	—	340,750
U.S. Government & Government Agency Obligations	—	382,543	—	382,543
Purchased Interest Rate Swaptions	—	748	—	748
Total investments in securities $	595,280	$1,134,426	$—	$1,729,706
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$16	$—	$16
Interest Rate Contracts**
Futures	$95	$—	$—	$95
Interest Rate Swaps	$—	$340	$—	$340
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(47)	$—	$(47)
Interest Rate Contracts**
Futures	$(241)	$—	$—	$(241)
Interest Rate Swaps	$—	$(61)	$—	$(61)
Interest Rate Swaptions	$—	$(725)	$—	$(725)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$198,673	$3,108	$201,781
Commercial Paper	—	299	—	299
Common Stocks
Basic Materials	16,227	6,814	—	23,041
Communications	40,954	5,006	—	45,960
Consumer, Cyclical	52,728	14,615	—	67,343
Consumer, Non-cyclical	72,120	17,604	—	89,724
Diversified	118	196	—	314
Energy	30,111	4,343	—	34,454
Financial	64,400	9,940	—	74,340
Industrial	49,090	16,651	—	65,741
Technology	45,135	5,625	—	50,760
Utilities	7,074	2,063	—	9,137
Convertible Bonds	—	40,355	573	40,928
Convertible Preferred Stocks
Basic Materials	513	—	—	513
Consumer, Cyclical	325	—	—	325
Energy	—	109	—	109
Financial	1,075	27	—	1,102
Utilities	125	83	—	208
Municipal Bonds	—	3,403	—	3,403
Preferred Stocks
Basic Materials	—	86	—	86
Communications	—	205	—	205
Consumer, Cyclical	—	247	—	247
Consumer, Non-cyclical	—	82	—	82
Energy	—	329	—	329
Financial	1,962	1,047	—	3,009
Utilities	—	18	—	18
Repurchase Agreements	—	12,747	—	12,747
Senior Floating Rate Interests	—	21,512	—	21,512
U.S. Government & Government Agency Obligations	—	69,859	—	69,859
Purchased Credit Default Swaptions	—	12	—	12
Purchased Interest Rate Swaptions	—	2	—	2
Purchased Options	3,076	92	—	3,168
Total investments in securities $	385,033	$432,044	$3,681	$820,758
Assets
Credit Contracts**
Credit Default Swaps	$—	$491	$—	$491
Exchange Cleared Credit Default Swaps	$—	$46	$—	$46
Equity Contracts**
Futures	$1,565	$—	$—	$1,565
Total Return Swaps	$—	$22	$—	$22
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,947	$—	$5,947
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$290	$—	$290
Futures	$399	$—	$—	$399
Interest Rate Swaps	$—	$282	$—	$282
Total Return Equity Basket Swaps	$—	$638	$—	$638
Total Return Swaps	$—	$130	$—	$130
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(884)	$—	$(884)
Credit Default Swaptions	$—	$(13)	$—	$(13)
Exchange Cleared Credit Default Swaps	$—	$(115)	$—	$(115)
Equity Contracts**
Futures	$(3,490)	$—	$—	$(3,490)
Options	$(2,455)	$—	$—	$(2,455)
Total Return Swaps	$—	$(147)	$—	$(147)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,144)	$—	$(5,144)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(134)	$—	$(134)
Futures	$(312)	$—	$—	$(312)
Interest Rate Swaps	$—	$(219)	$—	$(219)
Interest Rate Swaptions	$—	$(140)	$—	$(140)
Total Return Swaps	$—	$(77)	$—	$(77)

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Short Sales
Common Stocks
Basic Materials		$(7,931)	$(3,551)	$—	$(11,482)
Communications		(15,135)	(2,556)	—	(17,691)
Consumer, Cyclical		(31,617)	(4,937)	—	(36,554)
Consumer, Non-cyclical		(36,889)	(3,537)	—	(40,426)
Diversified		(773)	—	—	(773)
Energy		(12,955)	(1,218)	—	(14,173)
Exchange Traded Funds		(4,442)	—	—	(4,442)
Financial		(32,224)	(1,777)	—	(34,001)
Industrial		(17,415)	(9,658)	—	(27,073)
Technology		(23,321)	(2,194)	—	(25,515)
Utilities		(5,251)	(954)	—	(6,205)
Preferred Stocks
Consumer, Cyclical		—	(432)	—	(432)
U.S. Government & Government Agency Obligations		—	(45,179)	—	(45,179)

Global Opportunities Fund
Common Stocks
Basic Materials		$35,659	$8,958	$—	$44,617
Communications		54,922	36,795	—	91,717
Consumer, Cyclical		100,062	63,116	—	163,178
Consumer, Non-cyclical		137,088	102,947	—	240,035
Energy		13,332	27,143	—	40,475
Financial		144,737	107,663	—	252,400
Industrial		15,742	67,217	—	82,959
Technology		67,795	14,018	—	81,813
Utilities		19,371	13,852	—	33,223
	Total investments in securities $	588,708	$441,709	$—	$1,030,417

International Equity Index Fund
Common Stocks
Basic Materials		$—	$34,044	$—	$34,044
Communications		—	30,738	—	30,738
Consumer, Cyclical		—	52,030	—	52,030
Consumer, Non-cyclical		—	101,893	—	101,893
Diversified		—	3,265	—	3,265
Energy		—	30,782	—	30,782
Exchange Traded Funds		9,354	—	—	9,354
Financial		—	108,502	—	108,502
Industrial		157	50,554	—	50,711
Technology		—	10,226	—	10,226
Utilities		—	16,761	—	16,761
Preferred Stocks
Communications		—	158	—	158
Consumer, Cyclical		—	1,829	—	1,829
Consumer, Non-cyclical		—	657	—	657
Utilities		—	49	—	49
Repurchase Agreements		$—	$6,546	$—	$6,546
	Total investments in securities $	9,511	$448,034	$—	$457,545
Assets
Equity Contracts**
Futures		$46	$—	$—	$46

Opportunistic Municipal Fund
Bonds		$—	$—	$337	$337
Investment Companies		1,113	—	—	1,113
Municipal Bonds		—	26,136	—	26,136
	Total investments in securities $	1,113	$26,136	$337	$27,586

Preferred Securities Fund
Bonds		$—	$3,071,997	$30,946	$3,102,943
Common Stocks*		2,338	—	—	2,338
Convertible Preferred Stocks*		48,448	—	—	48,448
Preferred Stocks
Communications		133,486	73,238	—	206,724
Financial		1,609,570	178,815	—	1,788,385
Government		—	29,876	—	29,876
Industrial		27,767	—	—	27,767
Utilities		184,395	6,602	—	190,997
Repurchase Agreements		—	137,276	—	137,276
	Total investments in securities $	2,006,004	$3,497,804	$30,946	$5,534,754

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Small-MidCap Dividend Income Fund
Common Stocks*	$414,823	$—	$—	$414,823
Convertible Preferred Stocks*	1,910	—	—	1,910
Repurchase Agreements	—	21,208	—	21,208
Total investments in securities $	416,733	$21,208	$—	$437,941

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Account	Value August 31, 2012	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)		Purchases		Proceeds from Sales	Transfers into Level 3*	Transfers Out of Level 3**	Value May 31, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at May 31, 2013
Opportunistic Municipal Fund
Bonds	$-	$	- $	(13	) $	- $	-	$350	$-	$337	$(13)
Total	$-	$	- $	(13	) $	- $	-	$350	$-	$337	$(13)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of May 31, 2013 have not been audited. This report is provided for the general information of the Funds' shareholders.

For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/23/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/23/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 07/23/2013